UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number______811-08821_____________

_ Rydex Variable Trust _

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Variable Trust

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: ____301-296-5100_____

Date of fiscal year end: ___December 31___

Date of reporting period: __March 28, 2013__

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

All-Asset Aggressive Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 9.1%
iShares Core Total US Bond Market ETF	4,402	$487,433
Total Exchange Traded Funds
(Cost $487,644)		487,433
MUTUAL FUNDS†,1 - 63.1%
Domestic Equity Funds - 26.4%
GF - Series B (Large Cap Value Series)	17,075	547,778
GF - Series Y (Large Cap Concentrated Growth Series)	48,540	546,564
GF - Series V (Mid Cap Value Series)	1,502	108,153
GF - Series J (Mid Cap Growth Series)	2,973	107,314
GF - Series Q (Small Cap Value Series)	1,237	53,732
GF - Series X (Small Cap Growth Series)	2,332	53,600
Total Domestic Equity Funds		1,417,141
Alternatives Funds - 20.6%
GF - U.S. Long Short Momentum Fund	53,599	700,546
GF - Multi-Hedge Strategies Fund	14,940	336,900
GF - Event Driven and Distressed Strategies Fund — Class H	2,138	58,932
GF - Managed Commodities Strategy Fund — Class H	220	3,673
GF - Managed Futures Strategy Fund	92	1,668
Total Alternatives Funds		1,101,719
Fixed Income Funds - 11.5%
GF - Series E (U.S. Intermediate Bond Series)	35,509	520,205
GF - Series P (High Yield Series)	2,937	93,939
Total Fixed Income Funds		614,144
International Equity Funds - 4.6%
GF - Series D (MSCI EAFE Equal Weight Series)	23,482	247,740
Total Mutual Funds
(Cost $2,530,065)		3,380,744

	Face Amount
REPURCHASE AGREEMENT††,2 - 25.4%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$1,363,087	1,363,087
Total Repurchase Agreement
(Cost $1,363,087)		1,363,087
Total Investments - 97.6%
(Cost $4,380,796)		$5,231,264
Other Assets & Liabilities, net - 2.4%		128,414
Total Net Assets - 100.0%		$5,359,678

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,561,250)	20	$26,924
June 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $189,360)	2	4,417
April 2013 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $144,396)	1	1,700
June 2013 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $130,215)	1	(2,801)
June 2013 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $746,640)	9	(4,694)
(Total Aggregate Value of Contracts $2,771,861)		$25,546
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2013 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $131,922)	1	$382
EQUITY FUTURES CONTRACTS SOLD SHORT†
April 2013 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $47,933)	1	$1,476

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 3. GF — Guggenheim Funds

All-Asset Conservative Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 24.6%
iShares Core Total US Bond Market ETF	26,074	$2,887,174
Total Exchange Traded Funds
(Cost $2,882,180)		2,887,174
MUTUAL FUNDS†,1 - 57.0%
Fixed Income Funds - 25.7%
GF - Series E (U.S. Intermediate Bond Series)	156,410	2,291,403
GF - Series P (High Yield Series)	22,792	728,890
Total Fixed Income Funds		3,020,293
Alternatives Funds - 15.5%
GF - U.S. Long Short Momentum Fund	73,406	959,411
GF - Multi-Hedge Strategies Fund	32,245	727,114
GF - Event Driven and Distressed Strategies Fund — Class H	4,502	124,125
GF -Managed Commodities Strategy Fund — Class H	188	3,127
Total Alternatives Funds		1,813,777
Domestic Equity Funds - 12.4%
GF - Series B (Large Cap Value Series)	18,120	581,298
GF - Series Y (Large Cap Concentrated Growth Series)	51,137	575,806
GF - Series V (Mid Cap Value Series)	1,953	140,675
GF - Series J (Mid Cap Growth Series)	3,845	138,798
GF - Series Q (Small Cap Value Series)	263	11,423
GF - Series X (Small Cap Growth Series)	494	11,358
Total Domestic Equity Funds		1,459,358
International Equity Funds - 3.4%
GF - Series D (MSCI EAFE Equal Weight Series)	37,682	397,550
Total Mutual Funds
(Cost $5,090,349)		6,690,978
	Face Amount
REPURCHASE AGREEMENT††,2 - 16.2%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$1,905,740	1,905,740
Total Repurchase Agreement
(Cost $1,905,740)		1,905,740
Total Investments - 97.8%
(Cost $9,878,269)		$11,483,892
Other Assets & Liabilities, net - 2.2%		258,760
Total Net Assets - 100.0%		$11,742,652

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,405,124)	18	$24,233
June 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $94,680)	1	2,208
April 2013 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $144,397)	1	1,700
June 2013 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $130,215)	1	(2,801)
June 2013 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $663,680)	8	(4,025)
(Total Aggregate Value of Contracts $2,438,096)		$21,315
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2013 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,187,297)	9	$3,435
June 2013 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $372,141)	3	360
(Total Aggregate Value of Contracts $1,559,438)		$3,795
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2013 Australian Dollar Futures Contracts (Aggregate Value of Contracts $103,500)	1	$1,547
EQUITY FUTURES CONTRACTS SOLD SHORT†
April 2013 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $95,866)	2	$2,953
June 2013 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $96,702)	1	1,031
June 2013 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $143,434)	1	61
(Total Aggregate Value of Contracts $336,002)		$4,045
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2013 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $160,300)	1	$2,817

All-Asset Conservative Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT† (continued)
June 2013 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $98,250)	1	7
June 2013 British Pound Futures Contracts (Aggregate Value of Contracts $94,919)	1	(1,659)

(Total Aggregate Value of Contracts $353,469)		$1,165

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 3.

GF — Guggenheim Funds

All-Asset Moderate Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 17.4%
iShares Core Total US Bond Market ETF	33,135	$3,669,039
Total Exchange Traded Funds
(Cost $3,661,782)		3,669,039
MUTUAL FUNDS†,1 - 63.3%
Fixed Income Funds - 21.5%
GF - Series E (U.S. Intermediate Bond Series)	282,356	4,136,510
GF - Series P (High Yield Series)	12,390	396,230
Total Fixed Income Funds		4,532,740
Domestic Equity Funds - 20.4%
GF - Series B (Large Cap Value Series)	53,689	1,722,357
GF - Series Y (Large Cap Concentrated Growth Series)	147,836	1,664,636
GF - Series V (Mid Cap Value Series)	5,445	392,226
GF - Series J (Mid Cap Growth Series)	10,232	369,360
GF - Series Q (Small Cap Value Series)	1,544	67,079
GF - Series X (Small Cap Growth Series)	2,868	65,907
Total Domestic Equity Funds		4,281,565
Alternatives Funds - 17.9%
GF - U.S. Long Short Momentum Fund	168,102	2,197,088
GF - Multi-Hedge Strategies Fund	58,373	1,316,302
GF - Event Driven and Distressed Strategies Fund — Class H	8,379	231,014
GF -Managed Commodities Strategy Fund — Class H	856	14,264
GF - Managed Futures Strategy Fund	216	3,926
Total Alternatives Funds		3,762,594
International Equity Funds - 3.5%
GF - Series D (MSCI EAFE Equal Weight Series)	70,318	741,857
Total Mutual Funds
(Cost $10,213,927)		13,318,756
	Face Amount
REPURCHASE AGREEMENT††,2 - 17.6%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$3,707,324	3,707,324
Total Repurchase Agreement
(Cost $3,707,324)		3,707,324
Total Investments - 98.3%
(Cost $17,583,033)		$20,695,119
Other Assets & Liabilities, net - 1.7%		351,283
Total Net Assets - 100.0%		$21,046,402

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $4,449,563)	57	$76,732
June 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $662,760)	7	15,458
April 2013 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $144,397)	1	1,700
June 2013 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $130,215)	1	(2,801)
June 2013 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $2,074,000)	25	(14,071)

(Total Aggregate Value of Contracts $7,460,935)		$77,018
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2013 Australian Dollar Futures Contracts (Aggregate Value of Contracts $207,000)	2	$3,095
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2013 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $791,531)	6	$2,290
EQUITY FUTURES CONTRACTS SOLD SHORT†
April 2013 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $191,731)	4	$5,906
June 2013 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $193,405)	2	2,063
June 2013 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $143,434)	1	61
June 2013 Nikkei 225 Index Futures Contracts (Aggregate Value of Contracts $62,425)	1	(3,453)
(Total Aggregate Value of Contracts $590,995)		$4,577
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2013 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $160,300)	1	$2,817
June 2013 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $196,500)	2	14

All-Asset Moderate Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2013 British Pound Futures Contracts (Aggregate Value of Contracts $94,919)	1	(1,659)
(Total Aggregate Value of Contracts $451,719)		$1,172

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 3.

GF — Guggenheim Funds

Amerigo Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 0.6%
Financials - 0.6%
Berkshire Hathaway, Inc. — Class B*	8,300	$864,860
Total Common Stocks
(Cost $769,649)		864,860
EXCHANGE TRADED FUNDS† - 97.6%
United States of America - 72.0%
Vanguard Dividend Appreciation ETF	196,097	12,883,573
Energy Select Sector SPDR Fund[1]	156,100	12,381,852
Technology Select Sector SPDR Fund	245,600	7,434,312
iShares Russell 1000 Growth Index Fund	95,200	6,789,664
Powershares QQQ Trust Series 1	97,100	6,696,987
SPDR S&P 500 ETF Trust	42,447	6,645,078
Financial Select Sector SPDR Fund	283,600	5,158,684
Vanguard Large-Capital ETF	70,500	5,057,670
Vanguard Total Stock Market ETF	53,800	4,351,882
Consumer Staples Select Sector SPDR Fund	91,600	3,642,016
GreenHaven Continuous Commodity Index Fund*	113,500	3,201,835
SPDR Dow Jones Industrial Average ETF Trust	20,600	2,995,652
Health Care Select Sector SPDR Fund	63,000	2,894,850
iShares High Dividend Equity Fund[1]	41,000	2,679,760
RevenueShares Large Capital ETF	82,600	2,520,291
iShares Core S&P Mid-Capital ETF[1]	17,000	1,956,190
Vanguard Small-Capital ETF[1]	19,700	1,795,655
iShares Dow Jones US Pharmaceuticals Index Fund[1]	15,700	1,506,415
Vanguard Mega Capital ETF[1]	28,000	1,499,400
Vanguard Value ETF	21,900	1,436,640
iShares Russell 3000 Index Fund[1]	13,900	1,299,094
iShares S&P 100 Index Fund	18,200	1,282,372
iShares Morningstar Large Value Index Fund	16,700	1,181,024
SPDR S&P Pharmaceuticals ETF	15,500	979,290
iShares S&P North American Technology-Software Index Fund	11,500	798,215
SPDR S&P Homebuilders ETF	23,000	689,770
Total United States of America		99,758,171
International - 9.7%
PowerShares International Dividend Achievers Portfolio	325,600	5,499,384
iShares MSCI EAFE Index Fund	85,200	5,025,096
iShares MSCI ACWI ex US Index Fund[1]	49,800	2,134,428
Vanguard FTSE All-World ex-US ETF	17,500	811,300
Total International		13,470,208
Global - 9.1%
iShares S&P Global 100 Index Fund[1]	84,600	5,735,034
Market Vectors Agribusiness ETF	99,100	5,366,265
FlexShares Morningstar Global Upstream Natural Resources Index Fund	22,500	789,750
PIMCO Enhanced Short Maturity Exchange-Traded Fund	7,000	710,640
Total Global		12,601,689
Emerging Markets - 3.2%
iShares MSCI Emerging Markets Index Fund	105,200	4,500,456
European Union - 2.0%
iShares MSCI EMU Index Fund[1]	85,000	2,775,250
Asian Pacific Region ex Japan - 1.6%
iShares MSCI Pacific ex-Japan Index Fund	45,400	2,256,380
Total Exchange Traded Funds
(Cost $121,470,562)		135,362,154
SHORT TERM INVESTMENTS†† - 2.4%
First American Treasury Obligations Fund	3,323,938	3,323,938
Total Short Term Investments
(Cost $3,323,938)		3,323,938
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 9.4%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	$7,310,869	7,310,869
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	5,751,156	5,751,156
Total Securities Lending Collateral
(Cost $13,062,025)		13,062,025
Total Investments - 110.0%
(Cost $138,626,174)		$152,612,977
Other Assets & Liabilities, net - (10.0)%		(13,816,358)
Total Net Assets - 100.0%		$138,796,619

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.3%
Regional Banks - 37.1%
PNC Financial Services Group, Inc.	3,572	$237,537
BB&T Corp.	5,946	186,645
SunTrust Banks, Inc.	5,390	155,286
Fifth Third Bancorp	9,275	151,275
M&T Bank Corp.	1,406	145,043
Regions Financial Corp.	16,500	135,135
KeyCorp	12,203	121,542
CIT Group, Inc.*	2,663	115,787
Popular, Inc.*	3,829	105,719
Huntington Bancshares, Inc.	13,372	98,819
First Republic Bank	2,354	90,911
Zions Bancorporation	3,375	84,341
Cullen/Frost Bankers, Inc.	1,272	79,538
Commerce Bancshares, Inc.	1,917	78,271
Signature Bank*	981	77,264
East West Bancorp, Inc.	2,938	75,418
SVB Financial Group*	1,009	71,578
City National Corp.	1,205	70,987
First Niagara Financial Group, Inc.	7,967	70,588
Prosperity Bancshares, Inc.	1,400	66,346
BankUnited, Inc.	2,560	65,587
Hancock Holding Co.	2,089	64,592
Associated Banc-Corp.	4,148	63,008
First Horizon National Corp.	5,890	62,905
TCF Financial Corp.	4,182	62,563
Fulton Financial Corp.	5,218	61,051
Susquehanna Bancshares, Inc.	4,910	61,031
Bank of Hawaii Corp.	1,201	61,023
Valley National Bancorp[1]	5,571	57,047
Webster Financial Corp.	2,349	56,987
UMB Financial Corp.	1,160	56,921
FirstMerit Corp.	3,262	53,921
FNB Corp.	4,347	52,599
Trustmark Corp.	2,089	52,246
National Penn Bancshares, Inc.	4,647	49,676
Texas Capital Bancshares, Inc.*	1,227	49,632
BancorpSouth, Inc.	3,034	49,454
Cathay General Bancorp	2,441	49,113
IBERIABANK Corp.	978	48,920
Umpqua Holdings Corp.	3,647	48,359
PrivateBancorp, Inc. — Class A	2,469	46,689
Old National Bancorp	3,390	46,613
Wintrust Financial Corp.	1,254	46,448
United Bankshares, Inc.[1]	1,732	46,089
MB Financial, Inc.	1,890	45,681
Westamerica Bancorporation	980	44,423
CVB Financial Corp.	3,860	43,502
Total Regional Banks		3,664,110
Diversified Banks - 29.2%
Wells Fargo & Co.	10,816	400,084
U.S. Bancorp	9,413	319,383
Itau Unibanco Holding S.A. ADR	7,663	136,401
Banco Bradesco S.A. ADR	7,490	127,483
Credicorp Ltd.	715	118,726
ICICI Bank Ltd. ADR	2,719	116,645
Toronto-Dominion Bank	1,334	111,082
Royal Bank of Canada	1,813	109,324
HSBC Holdings plc ADR	2,043	108,974
Bank of Montreal	1,719	108,211
Grupo Financiero Santander Mexico SAB de CV ADR*	7,000	108,010
Bank of Nova Scotia	1,830	106,634
HDFC Bank Ltd. ADR	2,825	105,712
Bancolombia S.A. ADR	1,655	104,679
Barclays plc ADR[1]	5,878	104,393
Banco Santander Brasil S.A. ADR	14,290	103,745
Canadian Imperial Bank of Commerce[2]	1,314	103,057
Mitsubishi UFJ Financial Group, Inc. ADR	17,170	103,020
Comerica, Inc.	2,855	102,637
Banco Santander Chile ADR	3,525	100,357
Banco Santander S.A. ADR	14,032	95,558
Banco Bilbao Vizcaya Argentaria S.A. ADR	10,383	91,059
Total Diversified Banks		2,885,174
Other Diversified Financial Services - 12.3%
Bank of America Corp.	31,210	380,138
Citigroup, Inc.	8,430	372,943
JPMorgan Chase & Co.	7,848	372,466
ING Groep N.V. ADR*	12,557	90,536
Total Other Diversified Financial Services		1,216,083
Thrifts & Mortgage Finance - 8.8%
Home Loan Servicing Solutions Ltd.	4,490	104,753
New York Community Bancorp, Inc.[1]	7,006	100,536
Ocwen Financial Corp.*	2,310	87,595
Hudson City Bancorp, Inc.	9,838	85,000
People's United Financial, Inc.	6,314	84,860
Nationstar Mortgage Holdings, Inc.*,1	1,890	69,741
Radian Group, Inc.	5,120	54,835
Capitol Federal Financial, Inc.	4,492	54,218
EverBank Financial Corp.	3,520	54,208
Washington Federal, Inc.	3,054	53,445
Northwest Bancshares, Inc.	3,450	43,781
Astoria Financial Corp.	3,871	38,168
Flagstar Bancorp, Inc.*	2,570	35,800
Total Thrifts & Mortgage Finance		866,940
Asset Management & Custody Banks - 5.8%
Bank of New York Mellon Corp.	8,037	224,956
State Street Corp.	3,510	207,406
Northern Trust Corp.	2,640	144,038
Total Asset Management & Custody Banks		576,400
Diversified Capital Markets - 3.2%
UBS AG	6,848	105,391
Credit Suisse Group AG ADR	3,960	103,752
Deutsche Bank AG	2,615	102,299
Total Diversified Capital Markets		311,442
Consumer Finance - 2.3%
Capital One Financial Corp.	4,150	228,043

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Mortgage REIT's - 0.6%
CapitalSource, Inc.	5,931	$57,056

Total Common Stocks
(Cost $7,656,223)		9,805,248
	Face Amount
REPURCHASE AGREEMENT††,3 - 0.3%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$32,360	32,360
Total Repurchase Agreement
(Cost $32,360)		32,360
SECURITIES LENDING COLLATERAL††,4 - 1.5%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	82,533	82,533
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	64,925	64,925
Total Securities Lending Collateral
(Cost $147,458)		147,458
Total Investments - 101.1%
(Cost $7,836,041)		$9,985,066
Other Assets & Liabilities, net - (1.1)%		(106,479)
Total Net Assets - 100.0%		$9,878,587

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Security was acquired through a private placement.
[3]	Repurchase Agreement — See Note 3.
[4]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 100.2%
Gold - 15.8%
Newmont Mining Corp.	7,368	$308,606
Barrick Gold Corp.	10,239	301,027
Goldcorp, Inc.	7,360	247,517
Yamana Gold, Inc.	10,407	159,747
Kinross Gold Corp.	18,808	149,147
Royal Gold, Inc.	2,017	143,268
Agnico-Eagle Mines Ltd.[1]	3,439	141,137
Cia de Minas Buenaventura S.A. ADR	5,142	133,486
AngloGold Ashanti Ltd. ADR	5,424	127,735
Gold Fields Ltd. ADR	16,394	127,054
Randgold Resources Ltd. ADR	1,469	126,305
IAMGOLD Corp.	17,462	125,726
Eldorado Gold Corp.	12,792	121,908
New Gold, Inc.*	11,438	104,086
Harmony Gold Mining Company Ltd. ADR	15,892	101,868
Allied Nevada Gold Corp.*	4,648	76,506
Total Gold		2,495,123
Specialty Chemicals - 13.7%
Ecolab, Inc.	4,024	322,643
Sherwin-Williams Co.	1,640	276,980
Sigma-Aldrich Corp.	2,577	200,181
Celanese Corp. — Class A	3,851	169,637
International Flavors & Fragrances, Inc.	2,159	165,531
WR Grace & Co.*	2,054	159,206
Ashland, Inc.	2,070	153,801
Valspar Corp.	2,461	153,197
Albemarle Corp.	2,428	151,799
Rockwood Holdings, Inc.	2,294	150,119
RPM International, Inc.	4,230	133,583
Cytec Industries, Inc.	1,595	118,158
Total Specialty Chemicals		2,154,835
Steel - 11.4%
Vale S.A. ADR	20,009	345,955
Nucor Corp.	5,485	253,132
Reliance Steel & Aluminum Co.	2,165	154,082
ArcelorMittal	10,510	136,945
Gerdau S.A. ADR	16,870	130,068
Steel Dynamics, Inc.	7,995	126,881
Allegheny Technologies, Inc.	3,822	121,196
United States Steel Corp.[2]	5,681	110,780
Cliffs Natural Resources, Inc.[2]	5,660	107,597
Carpenter Technology Corp.	2,168	106,861
POSCO ADR	1,390	102,457
Cia Siderurgica Nacional S.A. ADR	20,427	91,513
Total Steel		1,787,467
Diversified Chemicals - 10.5%
EI du Pont de Nemours & Co.	9,030	443,914
Dow Chemical Co.	12,432	395,835
PPG Industries, Inc.	2,088	279,667
Eastman Chemical Co.	3,024	211,287
FMC Corp.	3,137	178,903
Huntsman Corp.	7,354	136,711
Total Diversified Chemicals		1,646,317
Diversified Metals & Mining - 10.1%
Southern Copper Corp.	10,000	375,701
Freeport-McMoRan Copper & Gold, Inc.	11,189	370,356
BHP Billiton Ltd. ADR	2,715	185,787
Rio Tinto plc ADR[2]	3,930	185,024
Teck Resources Ltd. — Class B	4,377	123,256
Compass Minerals International, Inc.	1,380	108,882
BHP Billiton plc ADR	1,690	98,121
Walter Energy, Inc.	3,092	88,122
Molycorp, Inc.*	11,520	59,904
Total Diversified Metals & Mining		1,595,153
Fertilizers & Agricultural Chemicals - 9.4%
Monsanto Co.	4,743	501,003
Mosaic Co.	5,447	324,696
CF Industries Holdings, Inc.	1,161	221,020
Potash Corporation of Saskatchewan, Inc.	5,480	215,090
Agrium, Inc.	1,380	134,550
Intrepid Potash, Inc.	4,140	77,666
Total Fertilizers & Agricultural Chemicals		1,474,025
Industrial Gases - 5.3%
Praxair, Inc.	3,368	375,666
Air Products & Chemicals, Inc.	3,163	275,561
Airgas, Inc.	1,801	178,587
Total Industrial Gases		829,814
Paper Packaging - 4.8%
Rock Tenn Co. — Class A	1,870	173,517
MeadWestvaco Corp.	4,497	163,241
Packaging Corporation of America	3,150	141,341
Sealed Air Corp.	5,837	140,730
Bemis Company, Inc.	3,387	136,699
Total Paper Packaging		755,528
Construction Materials - 4.1%
Cemex SAB de CV ADR*	18,559	226,605
Vulcan Materials Co.	3,213	166,112
Martin Marietta Materials, Inc.	1,390	141,808
Eagle Materials, Inc.	1,720	114,604
Total Construction Materials		649,129
Commodity Chemicals - 4.1%
LyondellBasell Industries N.V. — Class A	5,520	349,361
Westlake Chemical Corp.	1,730	161,755
Axiall Corp.	2,190	136,130
Total Commodity Chemicals		647,246
Precious Metals & Minerals - 3.4%
Silver Wheaton Corp.	6,090	190,922
Pan American Silver Corp.	6,292	103,063
Coeur d'Alene Mines Corp.*	4,585	86,473
Stillwater Mining Co.*	6,359	82,222
Hecla Mining Co.	17,397	68,718
Total Precious Metals & Minerals		531,398
Metal & Glass Containers - 3.0%
Ball Corp.	3,766	179,187
Crown Holdings, Inc.*	3,917	162,986

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 100.2% (continued)
Metal & Glass Containers - 3.0% (continued)
Owens-Illinois, Inc.*	5,099	$135,888
Total Metal & Glass Containers		478,061
Paper Products - 2.6%
International Paper Co.	6,481	301,885
Domtar Corp.	1,390	107,892
Total Paper Products		409,777
Aluminum - 1.3%
Alcoa, Inc.	23,397	199,342
Forest Products - 0.7%
Louisiana-Pacific Corp.*	5,243	113,249
Total Common Stocks
(Cost $8,535,436)		15,766,464

	Face Amount
REPURCHASE AGREEMENT††,3 - 0.7%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$102,645	102,645
Total Repurchase Agreement
(Cost $102,645)		102,645
SECURITIES LENDING COLLATERAL††,4 - 0.5%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	47,412	47,412
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	37,296	37,296
Total Securities Lending Collateral
(Cost $84,708)		84,708
Total Investments - 101.4%
(Cost $8,722,789)		$15,953,817
Other Assets & Liabilities, net - (1.4)%		(214,383)
Total Net Assets - 100.0%		$15,739,434

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security was acquired through a private placement.
[2]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[3]	Repurchase Agreement — See Note 3.
[4]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.7%
Biotechnology - 85.8%
Amgen, Inc.	20,639	$2,115,704
Gilead Sciences, Inc.*	41,866	2,048,503
Biogen Idec, Inc.*	8,391	1,618,708
Celgene Corp.*	13,846	1,604,890
Alexion Pharmaceuticals, Inc.*	10,577	974,565
Regeneron Pharmaceuticals, Inc.*	5,385	949,914
Vertex Pharmaceuticals, Inc.*	14,775	812,330
BioMarin Pharmaceutical, Inc.*	10,262	638,912
Onyx Pharmaceuticals, Inc.*	6,503	577,857
Pharmacyclics, Inc.*	6,460	519,449
Seattle Genetics, Inc.*	13,842	491,529
Medivation, Inc.*	9,233	431,827
United Therapeutics Corp.*	6,556	399,064
Cubist Pharmaceuticals, Inc.*	8,454	395,816
Incyte Corporation Ltd.*,1	16,685	390,596
Ariad Pharmaceuticals, Inc.*	20,880	377,719
Elan Corp. plc ADR*	31,327	369,659
Cepheid, Inc.*	9,493	364,246
Opko Health, Inc.*,1	45,630	348,157
Alkermes plc*	14,551	345,004
Theravance, Inc.*	14,490	342,254
Infinity Pharmaceuticals, Inc.*	7,030	340,744
Ironwood Pharmaceuticals, Inc. — Class A*	17,840	326,294
Myriad Genetics, Inc.*	12,790	324,866
Arena Pharmaceuticals, Inc.*,1	37,670	309,271
Isis Pharmaceuticals, Inc.*,1	17,380	294,417
Amarin Corporation plc ADR*,1	38,290	283,729
Alnylam Pharmaceuticals, Inc.*	11,319	275,844
Acorda Therapeutics, Inc.*	8,267	264,792
ImmunoGen, Inc.*,1	16,470	264,508
Aegerion Pharmaceuticals, Inc.*	6,330	255,352
Sarepta Therapeutics, Inc.*,1	6,680	246,826
PDL BioPharma, Inc.[1]	31,897	233,167
NPS Pharmaceuticals, Inc.*	22,040	224,588
Celldex Therapeutics, Inc.*	18,520	214,462
Achillion Pharmaceuticals, Inc.*	23,960	209,410
Exelixis, Inc.*,1	45,160	208,639
InterMune, Inc.*	21,786	197,163
Dendreon Corp.*,1	39,028	184,602
Keryx Biopharmaceuticals, Inc.*	23,770	167,341
Spectrum Pharmaceuticals, Inc.	20,147	150,297
Total Biotechnology		21,093,015
Life Sciences Tools & Services - 11.5%
Life Technologies Corp.*	11,906	769,484
Illumina, Inc.*	11,145	601,830
Bio-Rad Laboratories, Inc. — Class A*	3,421	431,046
Techne Corp.	5,382	365,169
Charles River Laboratories International, Inc.*	7,460	330,254
QIAGEN N.V.*	15,469	326,087
Total Life Sciences Tools & Services		2,823,870
Pharmaceuticals - 2.4%
Medicines Co.*	9,510	317,824
Nektar Therapeutics*	24,440	268,840
Total Pharmaceuticals		586,664
Total Common Stocks
(Cost $12,954,209)		24,503,549
RIGHTS†† - 0.0%
Clinical Data, Inc.
Expires 12/31/20*,†††,2	4,730	–
Total Rights
(Cost $–)		–
	Face Amount
REPURCHASE AGREEMENT††,3 - 0.6%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$141,517	141,517
Total Repurchase Agreement
(Cost $141,517)		141,517
SECURITIES LENDING COLLATERAL††,4 - 5.1%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	696,673	696,673
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	548,043	548,043
Total Securities Lending Collateral
(Cost $1,244,716)		1,244,716
Total Investments - 105.4%
(Cost $14,340,442)		$25,889,782
Other Assets & Liabilities, net - (5.4)%		(1,318,091)
Total Net Assets - 100.0%		$24,571,691

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Illiquid security.
[3]	Repurchase Agreement — See Note 3.
[4]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Clermont Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 0.5%
Financials - 0.5%
Berkshire Hathaway, Inc. — Class B*	3,900	$406,380
Total Common Stocks
(Cost $304,572)		406,380
EXCHANGE TRADED FUNDS† - 98.6%
United States of America - 75.4%
Vanguard Dividend Appreciation ETF	118,400	7,778,880
iShares Floating Rate Note Fund	111,500	5,650,820
SPDR S&P 500 ETF Trust	19,600	3,068,380
iShares Barclays 1-3 Year Credit Bond Fund	28,200	2,976,228
iShares S&P US Preferred Stock Index Fund	67,000	2,714,840
SPDR Dow Jones Industrial Average ETF Trust	18,250	2,653,915
PowerShares Senior Loan Portfolio[1]	88,800	2,229,768
iShares iBoxx $ High Yield Corporate Bond Fund	23,500	2,217,225
iShares iBoxx Investment Grade Corporate Bond Fund	18,000	2,158,200
iShares Barclays Credit Bond Fund	18,600	2,093,802
iShares High Dividend Equity Fund[1]	29,700	1,941,192
SPDR Barclays Short Term Corporate Bond ETF	61,400	1,888,050
Energy Select Sector SPDR Fund	21,400	1,697,448
SPDR Barclays High Yield Bond ETF	36,500	1,500,515
iShares Core Total US Bond Market ETF	13,400	1,483,782
Vanguard Intermediate-Term Corporate Bond ETF	16,700	1,459,079
RevenueShares Large Capital ETF	43,200	1,318,118
Alerian MLP ETF[1]	71,800	1,272,296
Powershares QQQ Trust Series 1	16,300	1,124,211
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund[1]	10,700	1,118,899
Guggenheim BulletShares 2014 Corporate Bond ETF[3]	50,100	1,067,631
Technology Select Sector SPDR Fund	30,700	929,289
Consumer Staples Select Sector SPDR Fund	22,400	890,624
Health Care Select Sector SPDR Fund	19,000	873,050
iShares Russell 1000 Growth Index Fund	11,900	848,708
Financial Select Sector SPDR Fund	42,000	763,980
GreenHaven Continuous Commodity Index Fund*	26,500	747,565
PowerShares S&P 500 High Quality Portfolio	33,600	586,656
Vanguard Mortgage-Backed Securities ETF	10,300	537,042
iShares Dow Jones US Pharmaceuticals Index Fund	5,200	498,940
iShares Barclays Intermediate Credit Bond Fund	3,900	433,446
Guggenheim Defensive Equity ETF[3]	12,250	398,248
iShares Baa - Ba Rated Corporate Bond Fund	1,400	73,892
Total United States of America		56,994,719
Global - 13.9%
iShares S&P Global 100 Index Fund	58,500	3,965,715
PIMCO Enhanced Short Maturity Exchange-Traded Fund	36,800	3,735,936
Pimco Total Return ETF	19,100	2,096,989
Market Vectors Agribusiness ETF	13,500	731,025
Total Global		10,529,665
International - 6.0%
PowerShares International Dividend Achievers Portfolio	228,800	3,864,432
Vanguard FTSE All-World ex-US ETF	12,500	579,500
iShares MSCI EAFE Index Fund	1,300	76,674
Total International		4,520,606
European Union - 1.5%
iShares MSCI EMU Index Fund	33,900	1,106,835
Emerging Markets - 0.9%
Vanguard FTSE Emerging Markets ETF	16,700	716,263
Asian Pacific Region ex Japan - 0.9%
iShares MSCI Pacific ex-Japan Index Fund	13,600	675,920
Total Exchange Traded Funds
(Cost $70,973,297)		74,544,008
SHORT TERM INVESTMENTS†† - 0.8%
First American Treasury Obligations Fund	609,782	609,782
Total Short Term Investments
(Cost $609,782)		609,782

Clermont Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 4.2%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	$1,785,302	$1,785,302
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	1,404,423	1,404,423
Total Securities Lending Collateral
(Cost $3,189,725)		3,189,725
Total Investments - 104.1%
(Cost $75,077,376)		$78,749,895
Other Assets & Liabilities, net - (4.1)%		(3,134,272)
Total Net Assets - 100.0%		$75,615,623

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.
[3]	Investment in a product that pays a management fee to a party related to the advisor.

Commodities Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 18.6%
Freddie Mac[1]
0.03% due 04/03/13	$1,000,000	$999,998
Federal Home Loan Bank[2]
0.03% due 04/02/13	1,000,000	999,998
Total Federal Agency Discount Notes
(Cost $1,999,996)		1,999,996
REPURCHASE AGREEMENTS††,3 - 43.2%
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	1,162,270	1,162,270
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	1,162,269	1,162,269
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	1,162,269	1,162,269
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	1,162,269	1,162,269
Total Repurchase Agreements
(Cost $4,649,077)		4,649,077
Total Investments - 61.8%
(Cost $6,649,073)		$6,649,073
Other Assets & Liabilities, net - 38.2%		4,103,817
Total Net Assets - 100.0%		$10,752,890

	Contracts	Unrealized Gain
COMMODITY FUTURES CONTRACTS PURCHASED†
April 2013 Goldman Sachs Index Futures Contracts (Aggregate Value of Contracts $10,962,875)	67	$100,676

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.3%
Packaged Foods & Meats - 30.7%
Mondelez International, Inc. — Class A	19,420	$594,445
General Mills, Inc.	9,199	453,603
Kraft Foods Group, Inc.	8,460	435,944
Kellogg Co.	5,927	381,877
HJ Heinz Co.	5,177	374,142
Hershey Co.	3,944	345,218
Mead Johnson Nutrition Co. — Class A	4,049	313,595
Campbell Soup Co.	6,740	305,726
ConAgra Foods, Inc.	8,433	301,986
Hormel Foods Corp.	6,456	266,762
JM Smucker Co.	2,572	255,040
McCormick & Company, Inc.	3,351	246,466
Green Mountain Coffee Roasters, Inc.*	4,132	234,532
Tyson Foods, Inc. — Class A	9,363	232,390
Unilever N.V. — Class Y	4,823	197,743
BRF - Brasil Foods S.A. ADR	8,630	190,809
Flowers Foods, Inc.	5,341	175,933
Hillshire Brands Co.	4,670	164,151
Smithfield Foods, Inc.*	5,680	150,406
Dean Foods Co.*	7,780	141,051
Hain Celestial Group, Inc.*	2,200	134,376
TreeHouse Foods, Inc.*	1,857	120,984
Sanderson Farms, Inc.	1,610	87,938
Total Packaged Foods & Meats		6,105,117
Household Products - 14.7%
Procter & Gamble Co.	14,569	1,122,688
Colgate-Palmolive Co.	5,018	592,275
Kimberly-Clark Corp.	4,993	489,214
Clorox Co.	3,079	272,584
Church & Dwight Company, Inc.	3,696	238,872
Energizer Holdings, Inc.	1,980	197,465
Total Household Products		2,913,098
Soft Drinks - 14.3%
Coca-Cola Co.	26,170	1,058,314
PepsiCo, Inc.	10,989	869,339
Coca-Cola Enterprises, Inc.	6,817	251,684
Dr Pepper Snapple Group, Inc.	5,304	249,023
Monster Beverage Corp.*	4,616	220,368
Fomento Economico Mexicano SAB de CV ADR	1,811	205,549
Total Soft Drinks		2,854,277
Tobacco - 12.9%
Philip Morris International, Inc.	10,415	965,575
Altria Group, Inc.	19,020	654,098
Reynolds American, Inc.	8,792	391,156
Lorillard, Inc.	7,524	303,593
British American Tobacco plc ADR	1,620	173,421
Universal Corp.	1,560	87,422
Total Tobacco		2,575,265
Food Retail - 5.9%
Kroger Co.	9,911	328,450
Whole Foods Market, Inc.	3,546	307,616
Safeway, Inc.	7,657	201,762
Casey's General Stores, Inc.	2,000	116,600
Harris Teeter Supermarkets, Inc.	2,620	111,900
Fresh Market, Inc.*	2,610	111,630
Total Food Retail		1,177,958
Personal Products - 5.1%
Estee Lauder Companies, Inc. — Class A	6,028	385,972
Herbalife Ltd.[1]	7,324	274,284
Avon Products, Inc.	11,274	233,710
Nu Skin Enterprises, Inc. — Class A	2,928	129,418
Total Personal Products		1,023,384
Distillers & Vintners - 4.9%
Brown-Forman Corp. — Class B	4,341	309,947
Beam, Inc.	3,880	246,535
Constellation Brands, Inc. — Class A*	4,923	234,532
Diageo plc ADR	1,540	193,794
Total Distillers & Vintners		984,808
Agricultural Products - 4.6%
Archer-Daniels-Midland Co.	11,015	371,536
Bunge Ltd.	3,409	251,686
Ingredion, Inc.	2,574	186,152
Darling International, Inc.*	6,127	110,041
Total Agricultural Products		919,415
Brewers - 3.8%
Anheuser-Busch InBev N.V. ADR	2,792	277,944
Cia de Bebidas das Americas ADR	5,717	242,001
Molson Coors Brewing Co. — Class B	4,781	233,934
Total Brewers		753,879
Food Distributors - 2.4%
Sysco Corp.	10,255	360,668
United Natural Foods, Inc.*	2,475	121,770
Total Food Distributors		482,438
Total Common Stocks
(Cost $12,067,078)		19,789,639
	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$90,880	90,880
Total Repurchase Agreement
(Cost $90,880)		90,880

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	$76,099	$76,099
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	59,864	59,864
Total Securities Lending Collateral
(Cost $135,963)		$135,963
Total Investments - 100.5%
(Cost $12,293,921)		$20,016,482
Other Assets & Liabilities, net - (0.5)%		(90,971)
Total Net Assets - 100.0%		$19,925,511

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 67.1%
Industrials - 14.0%
3M Co.	14,540	$1,545,747
United Technologies Corp.	14,531	1,357,631
Caterpillar, Inc.	14,540	1,264,544
Boeing Co.	14,540	1,248,259
General Electric Co.	14,540	336,165
Total Industrials		5,752,346
Information Technology - 10.9%
International Business Machines Corp.	14,538	3,100,955
Microsoft Corp.	14,539	415,961
Hewlett-Packard Co.	14,540	346,634
Intel Corp.	14,539	317,677
Cisco Systems, Inc.	14,540	304,031
Total Information Technology		4,485,258
Consumer Discretionary - 8.0%
McDonald's Corp.	14,532	1,448,695
Home Depot, Inc.	14,540	1,014,601
Walt Disney Co.	14,540	825,872
Total Consumer Discretionary		3,289,168
Health Care - 7.5%
Johnson & Johnson	14,539	1,185,365
UnitedHealth Group, Inc.	14,532	831,376
Merck & Company, Inc.	14,540	643,104
Pfizer, Inc.	14,540	419,624
Total Health Care		3,079,469
Financials - 7.5%
Travelers Companies, Inc.	14,535	1,223,702
American Express Co.	14,531	980,261
JPMorgan Chase & Co.	14,539	690,021
Bank of America Corp.	14,540	177,097
Total Financials		3,071,081
Energy - 7.4%
Chevron Corp.	14,540	1,727,643
Exxon Mobil Corp.	14,538	1,310,019
Total Energy		3,037,662
Consumer Staples - 6.8%
Procter & Gamble Co.	14,539	1,120,376
Wal-Mart Stores, Inc.	14,540	1,088,028
Coca-Cola Co.	14,534	587,755
Total Consumer Staples		2,796,159
Telecommunication Services - 3.0%
Verizon Communications, Inc.	14,536	714,444
AT&T, Inc.	14,540	533,473
Total Telecommunication Services		1,247,917
Materials - 2.0%
EI du Pont de Nemours & Co.	14,540	714,786
Alcoa, Inc.	14,540	123,881
Total Materials		838,667
Total Common Stocks
(Cost $26,159,066)		27,597,727

	Face Amount
REPURCHASE AGREEMENTS††,1 - 24.6%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[2]	$6,419,682	6,419,682
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	1,235,796	1,235,796
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	1,235,796	1,235,796
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	1,235,796	1,235,796
Total Repurchase Agreements
(Cost $10,127,070)		10,127,070
Total Investments - 91.7%
(Cost $36,286,136)		$37,724,797
Other Assets & Liabilities, net - 8.3%		3,420,533
Total Net Assets - 100.0%		$41,145,330

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $8,478,990)	117	$21,998

	Units
EQUITY INDEX SWAP AGREEMENTS††, 3
Barclays Bank plc April 2013 Dow Jones Industrial Average Index Swap, Terminating 04/30/13 (Notional Value $11,622,070)	797	$41,412
Goldman Sachs International April 2013 Dow Jones Industrial Average Index Swap, Terminating 04/29/13 (Notional Value $26,286,616)	1,803	33,449
Credit Suisse Capital, LLC April 2013 Dow Jones Industrial Average Index Swap, Terminating 04/30/13 (Notional Value $8,321,686)	571	29,461
(Total Notional Value $46,230,372)		$104,322

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 28, 2013.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

DWA Flexible Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 98.9%
Sector Fund-BMI Consumer Discretionary - 26.4%
Consumer Discretionary Select Sector SPDR Fund	19,663	$1,041,353
Vanguard Consumer Discretionary ETF	12,030	1,020,866
iShares Dow Jones US Consumer Services Sector Index Fund	10,390	1,014,168
Total Sector Fund-BMI Consumer Discretionary		3,076,387
Sector Fund-Financials - 24.6%
Financial Select Sector SPDR Fund	53,304	969,599
Vanguard Financials ETF	25,158	958,520
iShares Dow Jones US Financial Sector Index Fund	14,101	956,894
Total Sector Fund-Financials		2,885,013
Sector Fund-BMI Industrial - 16.0%
iShares Dow Jones Transportation Average Index Fund[1]	8,429	938,148
Vanguard Industrials ETF	11,739	937,594
Total Sector Fund-BMI Industrial		1,875,742
Equity Funds - 15.9%
iShares S&P SmallCap 600 Value Index Fund	10,399	935,182
iShares S&P MidCap 400 Growth Index Fund[1]	7,249	928,887
Total Equity Funds		1,864,069
Sector Fund-Health Care - 8.2%
Health Care Select Sector SPDR Fund	20,855	958,287
Sector Fund-Real Estate - 7.8%
iShares S&P Developed ex-U.S. Property Index Fund	24,095	915,983
Total Exchange Traded Funds
(Cost $10,372,710)		11,575,481

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 1.3%
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	$39,335	39,335
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	39,335	39,335
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	39,334	39,334
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	39,334	39,334
Total Repurchase Agreements
(Cost $157,338)		157,338
SECURITIES LENDING COLLATERAL††,3 - 8.0%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	526,402	526,402
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	414,098	414,098
Total Securities Lending Collateral
(Cost $940,500)		940,500
Total Investments - 108.2%
(Cost $11,470,548)		$12,673,319
Other Assets & Liabilities, net - (8.2)%		(963,851)
Total Net Assets - 100.0%		$11,709,468

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 —- See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral —- See Note 4.

DWA Sector Rotation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 99.2%
Sector Fund-Energy - 31.8%
PowerShares Dynamic Energy Exploration & Production Portfolio	53,793	$1,703,625
PowerShares Dynamic Energy Sector Portfolio	33,365	1,654,904
PowerShares Dynamic Oil & Gas Services Portfolio	70,409	1,645,458
Total Sector Fund-Energy		5,003,987
Sector Fund-Financials - 29.2%
PowerShares Dynamic Financial Sector Portfolio	67,710	1,591,862
iShares Dow Jones US Financial Sector Index Fund	22,964	1,558,337
iShares S&P Global Financials Sector Index Fund	29,918	1,451,023
Total Sector Fund-Financials		4,601,222
Sector Fund-BMI Consumer Discretionary - 19.3%
iShares Dow Jones US Consumer Services Sector Index Fund	16,398	1,600,609
iShares S&P Global Consumer Discretionary Sector Index Fund	21,362	1,436,402
Total Sector Fund-BMI Consumer Discretionary		3,037,011
Sector Fund-Basic Materials - 9.7%
PowerShares Dynamic Basic Materials Sector Portfolio	35,301	1,534,534
Sector Fund-Technology - 9.2%
SPDR S&P International Technology Sector ETF	53,112	1,452,613
Total Exchange Traded Funds
(Cost $13,734,023)		15,629,367

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.1%
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	$41,481	41,481
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	41,480	41,480
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	41,480	41,480
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	41,480	41,480
Total Repurchase Agreements
(Cost $165,921)		165,921
Total Investments - 100.3%
(Cost $13,899,944)		$15,795,288
Other Assets & Liabilities, net - (0.3)%		(47,459)
Total Net Assets - 100.0%		$15,747,829

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.7%
Semiconductors - 83.4%
Intel Corp.	14,963	$326,942
Texas Instruments, Inc.	5,524	195,992
Broadcom Corp. — Class A	3,972	137,709
Analog Devices, Inc.	2,539	118,038
Altera Corp.	2,940	104,282
Micron Technology, Inc.*	10,075	100,549
Xilinx, Inc.	2,557	97,601
Maxim Integrated Products, Inc.	2,917	95,240
Linear Technology Corp.	2,430	93,239
NVIDIA Corp.	6,878	88,176
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,117	87,961
Microchip Technology, Inc.	2,279	83,776
Cree, Inc.*	1,468	80,314
Avago Technologies Ltd.	1,996	71,696
Marvell Technology Group Ltd.	6,513	68,908
Skyworks Solutions, Inc.*	2,896	63,799
ON Semiconductor Corp.*	7,219	59,773
LSI Corp.*	8,698	58,972
Freescale Semiconductor Ltd.*	3,928	58,488
Atmel Corp.*	7,820	54,427
NXP Semiconductor N.V.*	1,725	52,199
ARM Holdings plc ADR	1,193	50,547
Semtech Corp.*	1,389	49,157
First Solar, Inc.*	1,758	47,396
Microsemi Corp.*	2,005	46,456
Mellanox Technologies Ltd.*	820	45,518
Cavium, Inc.*	1,114	43,234
Fairchild Semiconductor International, Inc. — Class A*	2,918	41,261
Cypress Semiconductor Corp.	3,538	39,024
Cirrus Logic, Inc.*	1,636	37,219
SunPower Corp. — Class A*	3,136	36,189
OmniVision Technologies, Inc.*	1,913	26,361
Total Semiconductors		2,560,443
Semiconductor Equipment - 16.3%
Applied Materials, Inc.	9,257	124,784
KLA-Tencor Corp.	1,719	90,660
Lam Research Corp.*	1,930	80,018
ASML Holding N.V.	874	59,441
Teradyne, Inc.*	3,305	53,607
Cymer, Inc.*	548	52,663
Veeco Instruments, Inc.*	1,028	39,403
Total Semiconductor Equipment		500,576
Total Common Stocks
(Cost $1,566,157)		3,061,019
	Face Amount
REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$23,948	23,948
Total Repurchase Agreement
(Cost $23,948)		23,948
Total Investments - 100.5%
(Cost $1,590,105)		$3,084,967
Other Assets & Liabilities, net - (0.5)%		(16,026)
Total Net Assets - 100.0%		$3,068,941

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR — American Depositary Receipt

plc — Public Limited Company

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 100.6%
Oil & Gas Exploration & Production - 34.5%
ConocoPhillips	11,131	$668,972
Anadarko Petroleum Corp.	5,953	520,589
EOG Resources, Inc.	3,423	438,384
Apache Corp.	5,627	434,179
Marathon Oil Corp.	11,099	374,258
Devon Energy Corp.	6,450	363,909
Noble Energy, Inc.	2,955	341,775
Pioneer Natural Resources Co.	2,439	303,046
Continental Resources, Inc.*	3,364	292,433
Cabot Oil & Gas Corp.	4,131	279,297
Southwestern Energy Co.*	7,388	275,277
Cobalt International Energy, Inc.*	9,590	270,438
Range Resources Corp.	3,331	269,944
Chesapeake Energy Corp.	13,131	268,004
Concho Resources, Inc.*	2,454	239,093
Equities Corp.	3,506	237,532
Encana Corp.	11,418	222,194
Canadian Natural Resources Ltd.	6,604	212,187
Denbury Resources, Inc.*	10,910	203,472
Talisman Energy, Inc.	15,458	189,361
Plains Exploration & Production Co.*	3,976	188,741
Cimarex Energy Co.	2,494	188,147
QEP Resources, Inc.	5,714	181,934
Whiting Petroleum Corp.*	3,576	181,804
Energy XXI Bermuda Ltd.	5,478	149,111
SM Energy Co.	2,484	147,102
Gulfport Energy Corp.*	3,190	146,198
Oasis Petroleum, Inc.*	3,685	140,288
WPX Energy, Inc.*	8,337	133,559
Ultra Petroleum Corp.*,1	6,521	131,072
Newfield Exploration Co.*	5,815	130,372
Kodiak Oil & Gas Corp.*	12,855	116,852
Rosetta Resources, Inc.*	2,440	116,095
Total Oil & Gas Exploration & Production		8,355,619
Integrated Oil & Gas - 22.2%
Exxon Mobil Corp.	17,374	1,565,571
Chevron Corp.	9,887	1,174,773
Occidental Petroleum Corp.	7,594	595,142
Hess Corp.	5,378	385,119
BP plc ADR	8,065	341,553
Petroleo Brasileiro S.A. ADR	19,967	330,853
Murphy Oil Corp.	4,203	267,857
Suncor Energy, Inc.	7,360	220,874
Royal Dutch Shell plc ADR	3,028	197,304
InterOil Corp.*,1	2,390	181,903
SandRidge Energy, Inc.*,1	23,237	122,459
Total Integrated Oil & Gas		5,383,408
Oil & Gas Equipment & Services - 17.3%
Schlumberger Ltd.	10,084	755,190
Halliburton Co.	11,483	464,027
National Oilwell Varco, Inc.	6,098	431,434
Baker Hughes, Inc.	7,474	346,868
Cameron International Corp.*	4,599	299,855
FMC Technologies, Inc.*	5,242	285,112
Weatherford International Ltd.*	18,191	220,839
Oceaneering International, Inc.	3,072	204,012
Core Laboratories N.V.	1,218	167,987
Tenaris S.A. ADR	3,996	162,957
Dresser-Rand Group, Inc.*	2,640	162,782
Oil States International, Inc.*	1,943	158,491
Superior Energy Services, Inc.*	6,015	156,210
Tidewater, Inc.	2,450	123,725
McDermott International, Inc.*	11,200	123,088
Lufkin Industries, Inc.	1,760	116,846
Total Oil & Gas Equipment & Services		4,179,423
Oil & Gas Drilling - 8.2%
Ensco plc — Class A	5,459	327,540
Transocean Ltd.	5,444	282,870
Noble Corp.	7,024	267,966
Diamond Offshore Drilling, Inc.[1]	3,352	233,165
Nabors Industries Ltd.	12,722	206,351
Seadrill Ltd.	5,260	195,725
Helmerich & Payne, Inc.	3,004	182,343
Rowan Companies plc — Class A*	4,420	156,291
Patterson-UTI Energy, Inc.	5,918	141,085
Total Oil & Gas Drilling		1,993,336
Oil & Gas Refining & Marketing - 8.0%
Phillips 66	7,628	533,730
Marathon Petroleum Corp.	4,644	416,102
Valero Energy Corp.	8,744	397,765
HollyFrontier Corp.	4,709	242,278
Tesoro Corp.	3,692	216,167
Western Refining, Inc.	3,760	133,142
Total Oil & Gas Refining & Marketing		1,939,184
Oil & Gas Storage & Transportation - 8.0%
Kinder Morgan, Inc.	13,696	529,761
Williams Companies, Inc.	10,756	402,920
Spectra Energy Corp.	11,904	366,048
Kinder Morgan Management LLC*	2,840	249,494
Cheniere Energy, Inc.*	7,449	208,572
Enbridge, Inc.	3,870	180,110
Total Oil & Gas Storage & Transportation		1,936,905
Coal & Consumable Fuels - 2.4%
CONSOL Energy, Inc.	6,316	212,533
Peabody Energy Corp.	8,667	183,307
Alpha Natural Resources, Inc.*	12,518	102,773
Arch Coal, Inc.	14,642	79,506
Total Coal & Consumable Fuels		578,119
Total Common Stocks
(Cost $11,756,022)		24,365,994

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.1%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$27,347	$27,347
Total Repurchase Agreement
(Cost $27,347)		27,347

SECURITIES LENDING COLLATERAL††,3 - 1.0%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	136,260	136,260
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	107,190	107,190
Total Securities Lending Collateral
(Cost $243,450)		$243,450
Total Investments - 101.7%
(Cost $12,026,819)		$24,636,791
Other Assets & Liabilities, net - (1.7)%		(418,941)
Total Net Assets - 100.0%		$24,217,850

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 100.8%
Oil & Gas Equipment & Services - 70.5%
Schlumberger Ltd.	22,558	$1,689,368
Halliburton Co.	25,686	1,037,971
National Oilwell Varco, Inc.	13,655	966,091
Baker Hughes, Inc.	16,709	775,465
Cameron International Corp.*	10,606	691,511
FMC Technologies, Inc.*	11,717	637,288
Oceaneering International, Inc.	7,096	471,245
Weatherford International Ltd.*	31,271	379,630
Dresser-Rand Group, Inc.*	6,090	375,509
Oil States International, Inc.*	4,479	365,352
Superior Energy Services, Inc.*	13,466	349,712
Dril-Quip, Inc.*	3,787	330,113
Tidewater, Inc.	5,652	285,426
Bristow Group, Inc.	4,245	279,915
McDermott International, Inc.*	25,071	275,530
Lufkin Industries, Inc.	4,061	269,610
Helix Energy Solutions Group, Inc.*	11,604	265,500
Core Laboratories N.V.	1,806	249,084
CARBO Ceramics, Inc.	2,700	245,889
Tenaris S.A. ADR	5,879	239,746
Exterran Holdings, Inc.*	8,502	229,554
Hornbeck Offshore Services, Inc.*	4,852	225,424
Key Energy Services, Inc.*	23,189	187,367
C&J Energy Services, Inc.*	8,138	186,360
Basic Energy Services, Inc.*	9,251	126,461
Total Oil & Gas Equipment & Services		11,135,121
Oil & Gas Drilling - 30.3%
Ensco plc — Class A	11,137	668,219
Transocean Ltd.	10,691	555,504
Diamond Offshore Drilling, Inc.[1]	7,728	537,560
Noble Corp.	13,191	503,237
Helmerich & Payne, Inc.	6,937	421,076
Rowan Companies plc — Class A*	10,199	360,637
Nabors Industries Ltd.	21,415	347,351
Atwood Oceanics, Inc.*	6,151	323,174
Patterson-UTI Energy, Inc.	13,244	315,737
Seadrill Ltd.	8,391	312,229
Unit Corp.*	5,520	251,436
Hercules Offshore, Inc.*	25,890	192,104
Total Oil & Gas Drilling		4,788,264
Total Common Stocks
(Cost $6,759,769)		15,923,385
	Face Amount
REPURCHASE AGREEMENT††,2 - 0.8%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$124,116	124,116
Total Repurchase Agreement
(Cost $124,116)		124,116
SECURITIES LENDING COLLATERAL††,3 - 1.5%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	135,588	135,588
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	106,662	106,662
Total Securities Lending Collateral
(Cost $242,250)		242,250
Total Investments - 103.1%
(Cost $7,126,135)		$16,289,751
Other Assets & Liabilities, net - (3.1)%		(492,848)
Total Net Assets - 100.0%		$15,796,903

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 70.5%
Health Care - 15.0%
Novartis AG ADR	3,987	$284,034
Roche Holding AG ADR	4,065	238,209
Sanofi ADR	3,549	181,283
GlaxoSmithKline plc ADR	3,706	173,848
Bayer AG ADR	1,207	124,985
AstraZeneca plc ADR	1,921	96,012
Total Health Care		1,098,371
Consumer Staples - 13.9%
Nestle S.A. ADR	4,645	336,624
Unilever N.V. — Class Y	4,367	179,047
British American Tobacco plc ADR	1,524	163,144
Diageo plc ADR	960	120,806
Anheuser-Busch InBev N.V. ADR	1,104	109,903
Tesco plc ADR	3,730	65,163
Imperial Tobacco Group plc ADR	714	49,980
Total Consumer Staples		1,024,667
Financials - 13.3%
HSBC Holdings plc ADR	5,323	283,929
Banco Santander S.A. ADR	22,548	153,552
Allianz SE ADR	6,514	88,590
UBS AG	5,113	78,689
BNP Paribas S.A. ADR	3,001	77,696
Barclays plc ADR[1]	4,054	71,999
Banco Bilbao Vizcaya Argentaria S.A. ADR	7,895	69,239
Zurich Insurance Group AG ADR	2,159	60,495
Deutsche Bank AG	1,375	53,790
ING Groep N.V. ADR*	5,623	40,542
Total Financials		978,521
Energy - 9.5%
BP plc ADR	4,603	194,936
Royal Dutch Shell plc ADR	2,747	178,995
Total S.A. ADR	3,275	157,135
Eni SpA ADR	1,919	86,144
BG Group plc ADR	4,854	83,246
Total Energy		700,456
Materials - 4.7%
BASF SE ADR	1,318	115,720
BHP Billiton plc ADR	1,573	91,329
Rio Tinto plc ADR	1,888	88,887
Anglo American plc ADR	4,075	52,445
Total Materials		348,381
Telecommunication Services - 4.5%
Vodafone Group plc ADR	7,226	205,291
Telefonica S.A. ADR	5,654	76,385
Deutsche Telekom AG ADR	4,298	45,473
Total Telecommunication Services		327,149
Industrials - 3.4%
Siemens AG ADR	1,213	130,762
ABB Ltd. ADR	3,386	77,065
Schneider Electric S.A. ADR	2,660	38,969
Total Industrials		246,796
Consumer Discretionary - 2.4%
LVMH Moet Hennessy Louis Vuitton S.A. ADR	1,990	68,178
Cie Financiere Richemont S.A. ADR	7,443	58,204
Hennes & Mauritz AB ADR	7,102	50,637
Total Consumer Discretionary		177,019
Information Technology - 2.2%
SAP AG ADR	1,337	107,682
Telefonaktiebolaget LM Ericsson ADR	4,368	55,037
Total Information Technology		162,719
Utilities - 1.6%
National Grid plc ADR	1,086	62,999
E.ON SE ADR	2,986	52,404
Total Utilities		115,403
Total Common Stocks
(Cost $4,224,494)		5,179,482
	Face Amount
REPURCHASE AGREEMENTS††,2 - 23.0%
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	$422,162	422,162
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	422,161	422,161
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	422,161	422,161
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	422,161	422,161
Total Repurchase Agreements
(Cost $1,688,645)		1,688,645
SECURITIES LENDING COLLATERAL††,3 - 0.4%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	18,134	18,134
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	14,266	14,266
Total Securities Lending Collateral
(Cost $32,400)		32,400
Total Investments - 93.9%
(Cost $5,945,539)		$6,900,527
Other Assets & Liabilities, net - 6.1%		446,837
Total Net Assets - 100.0%		$7,347,364

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $3,714,147)	109	$5,129
June 2013 EURO STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $295,943)	9	(3,027)
(Total Aggregate Value of Contracts $4,010,090)		$2,102
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2013 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $4,007,499)	25	$(66,894)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Diversified Banks - 10.0%
Wells Fargo & Co.	9,770	$361,391
U.S. Bancorp	6,083	206,396
Itau Unibanco Holding S.A. ADR	6,403	113,973
Banco Bradesco S.A. ADR	6,238	106,171
Credicorp Ltd.	590	97,970
ICICI Bank Ltd. ADR	2,261	96,997
Toronto-Dominion Bank	1,110	92,430
HSBC Holdings plc ADR	1,693	90,305
Barclays plc ADR	4,870	86,491
Comerica, Inc.	1,840	66,148
Total Diversified Banks		1,318,272
Property & Casualty Insurance - 9.7%
Berkshire Hathaway, Inc. — Class B*	3,991	415,861
Travelers Companies, Inc.	1,754	147,669
Allstate Corp.	2,579	126,552
Chubb Corp.	1,424	124,643
ACE Ltd.	1,374	122,245
XL Group plc — Class A	3,382	102,475
Progressive Corp.	3,996	100,979
Cincinnati Financial Corp.	1,519	71,682
Fidelity National Financial, Inc. — Class A	2,510	63,327
Total Property & Casualty Insurance		1,275,433
Specialized REIT's - 9.1%
American Tower Corp. — Class A	1,860	143,070
Public Storage	905	137,849
HCP, Inc.	2,494	124,351
Ventas, Inc.	1,670	122,244
Health Care REIT, Inc.	1,638	111,237
Weyerhaeuser Co.	3,426	107,508
Host Hotels & Resorts, Inc.	5,257	91,945
Plum Creek Timber Company, Inc.	1,473	76,891
Rayonier, Inc.	1,206	71,962
Senior Housing Properties Trust	2,220	59,563
Extra Space Storage, Inc.	1,400	54,978
Corrections Corporation of America	1,330	51,963
Ryman Hospitality Properties	870	39,803
Total Specialized REIT's		1,193,364
Asset Management & Custody Banks - 8.9%
BlackRock, Inc. — Class A	676	173,651
Franklin Resources, Inc.	972	146,587
Bank of New York Mellon Corp.	5,183	145,072
State Street Corp.	2,265	133,839
T. Rowe Price Group, Inc.	1,509	112,979
Ameriprise Financial, Inc.	1,341	98,765
Northern Trust Corp.	1,703	92,916
Invesco Ltd.	3,189	92,353
Affiliated Managers Group, Inc.*	480	73,714
American Capital Ltd.*	3,710	54,147
Legg Mason, Inc.	1,620	52,083
Total Asset Management & Custody Banks		1,176,106
Regional Banks - 7.0%
PNC Financial Services Group, Inc.	2,309	153,548
BB&T Corp.	3,846	120,726
SunTrust Banks, Inc.	3,501	100,864
Fifth Third Bancorp	6,002	97,893
M&T Bank Corp.	908	93,669
Regions Financial Corp.	10,669	87,379
KeyCorp	7,885	78,535
CIT Group, Inc.*	1,725	75,003
Huntington Bancshares, Inc.	8,688	64,204
Zions Bancorporation	2,192	54,778
Total Regional Banks		926,599
Other Diversified Financial Services - 7.0%
JPMorgan Chase & Co.	7,048	334,499
Bank of America Corp.	24,479	298,154
Citigroup, Inc.	6,530	288,887
Total Other Diversified Financial Services		921,540
Retail REIT's - 6.7%
Simon Property Group, Inc.	1,142	181,076
General Growth Properties, Inc.	5,633	111,984
Kimco Realty Corp.	3,518	78,803
Macerich Co.	1,212	78,029
Realty Income Corp.	1,715	77,775
Federal Realty Investment Trust	649	70,118
DDR Corp.	3,480	60,622
Taubman Centers, Inc.	740	57,468
Regency Centers Corp.	1,070	56,614
National Retail Properties, Inc.	1,490	53,893
CBL & Associates Properties, Inc.	2,170	51,212
Total Retail REIT's		877,594
Life & Health Insurance - 5.0%
MetLife, Inc.	4,272	162,421
Prudential Financial, Inc.	2,274	134,143
Aflac, Inc.	2,492	129,634
Principal Financial Group, Inc.	2,389	81,298
Lincoln National Corp.	2,329	75,949
Unum Group	2,535	71,614
Total Life & Health Insurance		655,059
Investment Banking & Brokerage - 4.5%
Goldman Sachs Group, Inc.	1,439	211,749
Morgan Stanley	7,608	167,224
Charles Schwab Corp.	6,939	122,751
TD Ameritrade Holding Corp.	4,213	86,872
Total Investment Banking & Brokerage		588,596
Consumer Finance - 4.4%
American Express Co.	3,376	227,744
Capital One Financial Corp.	2,684	147,486
Discover Financial Services	2,796	125,373
SLM Corp.	3,902	79,913
Total Consumer Finance		580,516
Residential REIT's - 4.3%
Equity Residential	2,055	113,148
AvalonBay Communities, Inc.	808	102,349
UDR, Inc.	2,620	63,378
Camden Property Trust	895	61,469
Essex Property Trust, Inc.	406	61,135
American Campus Communities, Inc.	1,257	56,992

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Residential REIT's - 4.3% (continued)
Apartment Investment & Management Co. — Class A	1,760	$53,962
BRE Properties, Inc.	1,020	49,654
Silver Bay Realty Trust Corp.	191	3,946
Total Residential REIT's		566,033
Specialized Finance - 4.1%
CME Group, Inc. — Class A	1,880	115,413
McGraw-Hill Companies, Inc.	1,980	103,118
Moody's Corp.	1,715	91,444
IntercontinentalExchange, Inc.*	553	90,178
NYSE Euronext	2,055	79,405
NASDAQ OMX Group, Inc.	1,840	59,432
Total Specialized Finance		538,990
Office REIT's - 4.0%
Boston Properties, Inc.	982	99,242
Digital Realty Trust, Inc.	1,119	74,872
SL Green Realty Corp.	852	73,366
Alexandria Real Estate Equities, Inc.	780	55,364
Kilroy Realty Corp.	960	50,304
BioMed Realty Trust, Inc.	2,260	48,816
Highwoods Properties, Inc.	1,180	46,693
CommonWealth REIT	1,910	42,860
Mack-Cali Realty Corp.	1,430	40,912
Total Office REIT's		532,429
Mortgage REIT's - 2.5%
Annaly Capital Management, Inc.	6,392	101,569
American Capital Agency Corp.	2,828	92,702
MFA Financial, Inc.	5,250	48,930
Two Harbors Investment Corp.	3,820	48,170
ARMOUR Residential REIT, Inc.	6,480	42,314
Total Mortgage REIT's		333,685
Multi-Line Insurance - 2.3%
Loews Corp.	2,409	106,164
Hartford Financial Services Group, Inc.	3,292	84,934
Genworth Financial, Inc. — Class A*	5,620	56,200
Assurant, Inc.	1,090	49,061
Total Multi-Line Insurance		296,359
Insurance Brokers - 1.9%
Aon plc	2,024	124,476
Marsh & McLennan Companies, Inc.	3,152	119,681
Total Insurance Brokers		244,157
Diversified REIT's - 1.7%
Vornado Realty Trust	1,225	102,458
Duke Realty Corp.	3,563	60,500
Liberty Property Trust	1,410	56,048
Total Diversified REIT's		219,006
Thrifts & Mortgage Finance - 1.6%
New York Community Bancorp, Inc.	4,540	65,149
Ocwen Financial Corp.*	1,490	56,501
People's United Financial, Inc.	4,102	55,131
Radian Group, Inc.	3,310	35,450
Total Thrifts & Mortgage Finance		212,231
Multi-line Insurance - 1.5%
American International Group, Inc.*	5,040	195,653
Industrial REIT's - 0.9%
Prologis, Inc.	2,831	113,183
Reinsurance - 0.7%
Everest Re Group Ltd.	738	95,837
Diversified Capital Markets - 0.6%
Deutsche Bank AG	2,175	85,086
Multi-Sector Holdings - 0.6%
Leucadia National Corp.	2,976	81,632
Real Estate Services - 0.6%
CBRE Group, Inc. — Class A*	2,985	75,371
Total Common Stocks
(Cost $9,806,635)		13,102,731
	Face Amount
REPURCHASE AGREEMENT††,1 - 0.4%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$52,421	52,421
Total Repurchase Agreement
(Cost $52,421)		52,421
Total Investments - 100.0%
(Cost $9,859,056)		$13,155,152
Other Assets & Liabilities, net - 0.0%		(1,938)
Total Net Assets - 100.0%		$13,153,214

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 45.3%
Federal Home Loan Bank[1]
0.03% due 04/02/13	$1,000,000	$999,999
Freddie Mac[2]
0.03% due 04/03/13	1,000,000	999,998
Federal Farm Credit Bank[1]
0.03% due 04/05/13	1,000,000	999,991
Farmer Mac[1]
0.08% due 05/13/13	1,000,000	999,942
Total Federal Agency Discount Notes
(Cost $3,999,895)		3,999,930
REPURCHASE AGREEMENTS††,3 - 46.0%
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	1,015,750	1,015,750
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	1,015,749	1,015,749
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	1,015,749	1,015,749
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	1,015,749	1,015,749
Total Repurchase Agreements
(Cost $4,062,997)		4,062,997
Total Investments - 91.3%
(Cost $8,062,892)		$8,062,927
Other Assets & Liabilities, net - 8.7%		766,902
Total Net Assets - 100.0%		$8,829,829

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED
June 2013 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $4,637,840)	3	$20,196
June 2013 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $1,118,159)	6	14,413
June 2013 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $2,273,598)	14	10,541
June 2013 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $929,484)	7	9,939
June 2013 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $2,841,485)	20	4,396
June 2013 U.S. Treasury 10 Year Note Futures Contracts† (Aggregate Value of Contracts $791,531)	6	2,035
June 2013 U.S. Treasury 5 Year Note Futures Contracts† (Aggregate Value of Contracts $1,364,516)	11	1,183
June 2013 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $540,825)	3	569
September 2013 3 Month Sterling Futures Contracts†† (Aggregate Value of Contracts $1,889,864)	10	(1,152)
September 2013 3 Month Eurodollar Futures Contracts†† (Aggregate Value of Contracts $7,223,537)	29	(1,875)
September 2013 3 Month Euro Euribor Futures Contracts†† (Aggregate Value of Contracts $5,432,295)	17	(2,469)
(Total Aggregate Value of Contracts $29,043,134)		$57,776
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 Nikkei 225 Index Futures Contracts†† (Aggregate Value of Contracts $395,662)	3	$20,283
June 2013 Topix Index Futures Contracts†† (Aggregate Value of Contracts $443,378)	4	18,073
June 2013 S&P MidCap 400 Index Mini Futures Contracts† (Aggregate Value of Contracts $345,180)	3	11,514
June 2013 Russell 2000 Index Mini Futures Contracts† (Aggregate Value of Contracts $378,720)	4	9,773
June 2013 Dow Jones Industrial Average Index Mini Futures Contracts† (Aggregate Value of Contracts $434,820)	6	9,492
June 2013 S&P 500 Index Mini Futures Contracts† (Aggregate Value of Contracts $312,250)	4	5,819
April 2013 MSCI Taiwan Stock Index Futures Contracts† (Aggregate Value of Contracts $396,074)	14	4,696

Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED (continued)
April 2013 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $288,793)	2	$3,400
June 2013 NASDAQ-100 Index Mini Futures Contracts† (Aggregate Value of Contracts $281,125)	5	1,566
April 2013 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $140,864)	2	270
April 2013 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $268,252)	3	(2,086)
June 2013 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $386,810)	4	(2,285)
June 2013 DAX Index Futures Contracts†† (Aggregate Value of Contracts $250,945)	1	(5,061)
April 2013 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $239,664)	5	(6,183)
April 2013 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $202,653)	2	(14,055)
June 2013 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $781,289)	6	(16,807)
(Total Aggregate Value of Contracts $5,546,479)		$38,409
COMMODITY FUTURES CONTRACTS PURCHASED†
May 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $795,510)	18	$19,768
May 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $97,090)	1	2,290
June 2013 Brent Crude Futures Contracts (Aggregate Value of Contracts $109,660)	1	1,328
May 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $240,840)	6	523
May 2013 Wheat Futures Contracts (Aggregate Value of Contracts $34,438)	1	37
May 2013 Soybean Futures Contracts (Aggregate Value of Contracts $70,238)	1	(300)
May 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $261,576)	2	(963)
May 2013 LME Lead Futures Contracts (Aggregate Value of Contracts $52,588)	1	(3,557)
May 2013 Corn Futures Contracts (Aggregate Value of Contracts $313,538)	9	(6,064)
(Total Aggregate Value of Contracts $1,975,478)		$13,062
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2013 Australian Dollar Futures Contracts (Aggregate Value of Contracts $1,552,500)	15	$4,639
June 2013 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $491,250)	5	1,197
June 2013 Euro FX Currency Futures Contracts (Aggregate Value of Contracts $320,600)	2	(5,280)
(Total Aggregate Value of Contracts $2,364,350)		$556
COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $493,360)	25	$15,284
May 2013 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $511,875)	10	11,471
May 2013 Copper Futures Contracts (Aggregate Value of Contracts $255,338)	3	11,168
May 2013 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $379,350)	8	9,742
May 2013 Winter Wheat Futures Contracts (Aggregate Value of Contracts $109,050)	3	9,732
May 2013 Silver Futures Contracts (Aggregate Value of Contracts $283,350)	2	4,204

Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
May 2013 LME Nickel Futures Contracts (Aggregate Value of Contracts $99,756)	1	$1,785
May 2013 LME Zinc Futures Contracts (Aggregate Value of Contracts $47,094)	1	774
June 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $693,690)	19	(7,839)
June 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $845,920)	17	(9,148)
(Total Aggregate Value of Contracts $3,718,783)		$47,173
INTEREST RATE FUTURES CONTRACTS SOLD SHORT
June 2013 U.S. Treasury 30 Year Bond Futures Contracts† (Aggregate Value of Contracts $144,375)	1	$(2,837)
June 2013 U.S. Treasury Ultra Long Bond Futures Contracts† (Aggregate Value of Contracts $157,531)	1	(2,845)
June 2013 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $505,982)	4	(5,536)
June 2013 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $3,398,137)	30	(9,694)
(Total Aggregate Value of Contracts $4,206,025)		$(20,912)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2013 Swiss Franc Futures Contracts (Aggregate Value of Contracts $527,150)	4	$1,244
June 2013 British Pound Futures Contracts (Aggregate Value of Contracts $664,431)	7	(12,530)
June 2013 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,992,750)	15	(32,872)
(Total Aggregate Value of Contracts $3,184,331)		$(44,158)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
U.S. GOVERNMENT SECURITIES† - 48.0%
U.S. Treasury Bond
3.12% due 02/15/43	$18,465,000	$18,499,622
Total U.S. Government Securities
(Cost $18,137,138)		18,499,622
FEDERAL AGENCY DISCOUNT NOTES†† - 18.2%
Farmer Mac[1]
0.06% due 04/16/13	1,000,000	999,975
0.08% due 05/13/13	1,000,000	999,923
Total Farmer Mac		1,999,898
Federal Home Loan Bank[1]
0.03% due 04/02/13	1,000,000	999,999
0.02% due 04/02/13	500,000	500,000
Total Federal Home Loan Bank		1,499,999
Fannie Mae[2]
0.05% due 05/13/13	1,500,000	1,499,913
Freddie Mac[2]
0.03% due 04/03/13	1,000,000	999,998
Federal Farm Credit Bank[1]
0.03% due 04/05/13	1,000,000	999,991
Total Federal Agency Discount Notes
(Cost $6,999,783)		6,999,799
REPURCHASE AGREEMENTS††,3 - 30.5%
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	2,934,925	2,934,925
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	2,934,924	2,934,924
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	2,934,924	2,934,924
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	2,934,924	2,934,924
Total Repurchase Agreements
(Cost $11,739,697)		11,739,697
Total Investments - 96.7%
(Cost $36,876,618)		$37,239,118
Other Assets & Liabilities, net - 3.3%		1,269,070
Total Net Assets - 100.0%		$38,508,188

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2013 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $31,045,969)	197	$48,274

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.8%
Pharmaceuticals - 33.5%
Pfizer, Inc.	37,611	$1,085,454
Johnson & Johnson	12,040	981,622
Merck & Company, Inc.	16,854	745,453
Bristol-Myers Squibb Co.	13,257	546,057
AbbVie, Inc.	13,068	532,913
Eli Lilly & Co.	9,222	523,717
Allergan, Inc.	3,359	374,965
Zoetis, Inc.*	7,650	255,510
Teva Pharmaceutical Industries Ltd. ADR	5,792	229,827
Actavis, Inc.*	2,410	221,985
Perrigo Co.	1,818	215,851
Valeant Pharmaceuticals International, Inc.*	2,844	213,357
Mylan, Inc.*	7,258	210,047
Forest Laboratories, Inc.*	5,357	203,780
GlaxoSmithKline plc ADR	4,195	196,787
AstraZeneca plc ADR	3,849	192,373
Warner Chilcott plc — Class A	13,684	185,418
Novartis AG ADR	2,602	185,366
Hospira, Inc.*	4,556	149,573
Endo Health Solutions, Inc.*	3,815	117,349
Questcor Pharmaceuticals, Inc.[1]	2,710	88,183
Total Pharmaceuticals		7,455,587
Health Care Equipment - 19.0%
Abbott Laboratories	13,558	478,870
Medtronic, Inc.	9,537	447,858
Baxter International, Inc.	5,662	411,288
Stryker Corp.	4,842	315,892
Becton Dickinson and Co.	2,912	278,416
Covidien plc	4,041	274,141
Intuitive Surgical, Inc.*	549	269,663
Boston Scientific Corp.*	31,500	246,015
Zimmer Holdings, Inc.	3,072	231,076
St. Jude Medical, Inc.	5,220	211,097
Edwards Lifesciences Corp.*	2,371	194,801
CR Bard, Inc.	1,808	182,210
CareFusion Corp.*	5,160	180,548
Varian Medical Systems, Inc.*	2,468	177,696
ResMed, Inc.	3,668	170,048
Hologic, Inc.*	6,990	157,974
Total Health Care Equipment		4,227,593
Biotechnology - 17.3%
Amgen, Inc.	5,778	592,302
Gilead Sciences, Inc.*	11,704	572,677
Biogen Idec, Inc.*	2,341	451,602
Celgene Corp.*	3,868	448,340
Alexion Pharmaceuticals, Inc.*	2,953	272,089
Regeneron Pharmaceuticals, Inc.*	1,529	269,716
Vertex Pharmaceuticals, Inc.*	4,131	227,122
BioMarin Pharmaceutical, Inc.*	2,860	178,064
Onyx Pharmaceuticals, Inc.*	1,810	160,837
Pharmacyclics, Inc.*	1,800	144,738
Medivation, Inc.*	2,575	120,433
United Therapeutics Corp.*	1,830	111,392
Cubist Pharmaceuticals, Inc.*	2,360	110,495
Ariad Pharmaceuticals, Inc.*	5,841	105,664
Arena Pharmaceuticals, Inc.*,1	10,530	86,451
Total Biotechnology		3,851,922
Managed Health Care - 8.1%
UnitedHealth Group, Inc.	8,772	501,846
WellPoint, Inc.	4,376	289,822
Cigna Corp.	4,351	271,372
Aetna, Inc.	5,147	263,115
Humana, Inc.	3,059	211,407
Coventry Health Care, Inc.	3,442	161,877
WellCare Health Plans, Inc.*	1,760	102,010
Total Managed Health Care		1,801,449
Health Care Services - 6.3%
Express Scripts Holding Co.*	7,659	441,541
DaVita HealthCare Partners, Inc.*	1,900	225,321
Catamaran Corp.*	4,020	213,181
Quest Diagnostics, Inc.	3,382	190,914
Laboratory Corporation of America Holdings*	2,061	185,902
Omnicare, Inc.	3,343	136,127
Total Health Care Services		1,392,986
Life Sciences Tools & Services - 5.1%
Thermo Fisher Scientific, Inc.	4,374	334,568
Agilent Technologies, Inc.	5,730	240,488
Life Technologies Corp.*	3,300	213,279
Waters Corp.*	1,928	181,058
Illumina, Inc.*	3,107	167,778
Total Life Sciences Tools & Services		1,137,171
Health Care Distributors - 4.3%
McKesson Corp.	2,927	316,000
Cardinal Health, Inc.	5,454	226,995
AmerisourceBergen Corp. — Class A	4,373	224,991
Henry Schein, Inc.*	1,988	183,989
Total Health Care Distributors		951,975
Health Care Facilities - 3.8%
HCA Holdings, Inc.	6,893	280,062
Universal Health Services, Inc. — Class B	2,546	162,613
Tenet Healthcare Corp.*	3,060	145,595
Community Health Systems, Inc.	2,890	136,957
Health Management Associates, Inc. — Class A*	9,210	118,533
Total Health Care Facilities		843,760
Health Care Technology - 1.7%
Cerner Corp.*	2,756	261,131
athenahealth, Inc.*,1	1,250	121,300
Total Health Care Technology		382,431
Health Care Supplies - 0.7%
DENTSPLY International, Inc.	3,712	157,463
Total Common Stocks
(Cost $13,456,437)		22,202,337

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 0.5%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	$61,539	$61,539
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	48,411	48,411

Total Securities Lending Collateral
(Cost $109,950)		$109,950
Total Investments - 100.3%
(Cost $13,566,387)		$22,312,287
Other Assets & Liabilities, net - (0.3)%		(56,950)
Total Net Assets - 100.0%		$22,255,337

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Internet Software & Services - 46.7%
Google, Inc. — Class A*	685	$543,910
eBay, Inc.*	5,330	288,993
Facebook, Inc. — Class A*	10,076	257,744
Yahoo!, Inc.*	7,504	176,569
LinkedIn Corp. — Class A*	829	145,954
Baidu, Inc. ADR*	1,415	124,096
Equinix, Inc.*	516	111,616
VeriSign, Inc.*	1,969	93,094
Rackspace Hosting, Inc.*	1,767	89,198
Akamai Technologies, Inc.*	2,434	85,896
SINA Corp.*	1,446	70,261
IAC/InterActiveCorp	1,496	66,841
CoStar Group, Inc.*	575	62,940
AOL, Inc.	1,563	60,160
MercadoLibre, Inc.[1]	571	55,136
Qihoo 360 Technology Company Ltd. ADR*	1,825	54,075
Yandex N.V. — Class A*	2,304	53,268
ValueClick, Inc.*	1,727	51,033
Sohu.com, Inc.*	1,015	50,354
NetEase, Inc. ADR	899	49,238
Youku Tudou, Inc. ADR*	2,934	49,203
j2 Global, Inc.[1]	1,183	46,385
Cornerstone OnDemand, Inc.*	1,300	44,330
VistaPrint N.V.*,1	1,078	41,675
OpenTable, Inc.*	660	41,567
Yelp, Inc. — Class A*	1,708	40,497
Dealertrack Technologies, Inc.*	1,270	37,313
WebMD Health Corp. — Class A*	1,520	36,966
Angie's List, Inc.*	1,820	35,963
Liquidity Services, Inc.*,1	1,113	33,179
Monster Worldwide, Inc.*	5,015	25,426
Millennial Media, Inc.*	3,340	21,209
Total Internet Software & Services		2,944,089
Internet Retail - 18.5%
Amazon.com, Inc.*	1,432	381,615
Priceline.com, Inc.*	292	200,877
Netflix, Inc.*	589	111,562
TripAdvisor, Inc.*	1,770	92,960
Expedia, Inc.	1,524	91,455
Groupon, Inc. — Class A*	12,460	76,255
HomeAway, Inc.*	1,780	57,850
Liberty Ventures*	740	55,929
Ctrip.com International Ltd. ADR*,1	2,430	51,953
Shutterfly, Inc.*	973	42,977
Total Internet Retail		1,163,433
Communications Equipment - 17.5%
QUALCOMM, Inc.	5,455	365,212
Cisco Systems, Inc.	16,858	352,501
Research In Motion Ltd.*,1	10,768	155,598
Juniper Networks, Inc.*	5,354	99,263
F5 Networks, Inc.*	1,001	89,169
Ciena Corp.*	2,594	41,530
Total Communications Equipment		1,103,273
Systems Software - 6.3%
Symantec Corp.*	5,642	139,245
Red Hat, Inc.*	2,099	106,125
BMC Software, Inc.*	1,913	88,629
Check Point Software Technologies Ltd.*	1,329	62,450
Total Systems Software		396,449
Movies & Entertainment - 4.0%
Time Warner, Inc.	4,333	249,667
Application Software - 3.3%
Intuit, Inc.	2,275	149,354
TIBCO Software, Inc.*	2,792	56,454
Total Application Software		205,808
Semiconductors - 2.4%
Broadcom Corp. — Class A	4,309	149,393
Investment Banking & Brokerage - 0.9%
E*TRADE Financial Corp.*	5,520	59,119
Total Common Stocks
(Cost $3,318,852)		6,271,231

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.8%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$48,758	48,758
Total Repurchase Agreement
(Cost $48,758)		48,758
SECURITIES LENDING COLLATERAL††,3 - 2.8%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	97,097	97,097
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	76,383	76,383
Total Securities Lending Collateral
(Cost $173,480)		173,480
Total Investments - 103.2%
(Cost $3,541,090)		$6,493,469
Other Assets & Liabilities, net - (3.2)%		(199,159)
Total Net Assets - 100.0%		$6,294,310

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 43.4%
Freddie Mac[1]
0.03% due 04/03/13	$1,000,000	$999,998
Federal Farm Credit Bank[2]
0.03% due 04/05/13	1,000,000	999,991
Federal Home Loan Bank[2]
0.02% due 04/02/13	500,000	500,000
Total Federal Agency Discount Notes
(Cost $2,499,989)		2,499,989
REPURCHASE AGREEMENTS††,3 - 79.1%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[4]	1,661,865	1,661,865
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	961,792	961,792
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	961,792	961,792
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	961,792	961,792
Total Repurchase Agreements
(Cost $4,547,241)		4,547,241
Total Investments - 122.5%
(Cost $7,047,230)		$7,047,230
Other Assets & Liabilities, net - (22.5)%		(1,292,787)
Total Net Assets - 100.0%		$5,754,443

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2013 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,304,460)	18	$(4,006)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††, 5
Goldman Sachs International April 2013 Dow Jones Industrial Average Index Swap, Terminating 04/29/13 (Notional Value $220,781)	15	$(285)
Credit Suisse Capital, LLC April 2013 Dow Jones Industrial Average Index Swap, Terminating 04/30/13 (Notional Value $1,682,843)	115	(5,958)
Barclays Bank plc April 2013 Dow Jones Industrial Average Index Swap, Terminating 04/30/13 (Notional Value $8,222,465)	564	(29,429)
(Total Notional Value $10,126,089)		$(35,672)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 28, 2013.
[5]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc —  Public Limited Company

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 52.1%
Federal Home Loan Bank[1]
0.03% due 04/02/13	$2,000,000	$1,999,999
Fannie Mae[2]
0.10% due 04/18/13	2,000,000	1,999,891
Total Federal Agency Discount Notes
(Cost $3,999,890)		3,999,890
REPURCHASE AGREEMENTS†† - 482.1%
Individual Repurchase Agreement[4]
Barclays Capital issued 03/28/13 at 0.05% due 04/01/13( secured by a U.S.Treasury Bond, at a rate of 3.12% and maturing 02/15/43 as collateral, with a value of $18,805,995) to be repurchased at $18,447,494	18,437,250	18,437,250
Joint Repurchased Agreements[3]
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	4,636,136	4,636,136
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	4,636,136	4,636,136
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	4,636,136	4,636,136
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	4,636,136	4,636,136
Total Repurchase Agreements
(Cost $36,981,794)		36,981,794
Total Long Investments - 534.2%
(Cost $40,981,684)		$40,981,684

U.S. Government Securities Sold Short† - (77.9)%
U.S. Treasury Bond
3.12% due 02/15/43	5,966,000	(5,977,186)
Total U.S. Government Securities Sold Short
(Proceeds $5,964,520)		(5,977,186)
Other Assets & Liabilities, net - (356.3)%		(27,333,714)
Total Net Assets - 100.0%		$7,670,784

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2013 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $2,206,313)	14	$14,198

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as short collateral at March 28, 2013.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 25.4%
Federal Home Loan Bank[1]
0.02% due 04/02/13	$150,000	$150,000
Fannie Mae[2]
0.08% due 06/13/13	100,000	99,989
Total Federal Agency Discount Notes
(Cost $249,983)		249,989
REPURCHASE AGREEMENTS††,3 - 59.0%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[4]	395,193	395,193
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	62,017	62,017
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	62,017	62,017
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	62,017	62,017
Total Repurchase Agreements
(Cost $581,244)		581,244
Total Investments - 84.4%
(Cost $831,227)		$831,233
Other Assets & Liabilities, net - 15.6%		154,083
Total Net Assets - 100.0%		$985,316

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2013 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $115,060)	1	$8

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††, 5
Barclays Bank plc April 2013 S&P MidCap 400 Index Swap, Terminating 04/30/13 (Notional Value $69,676)	60	$(465)
Credit Suisse Capital, LLC April 2013 S&P MidCap 400 Index Swap, Terminating 04/30/13 (Notional Value $136,247)	118	(903)
Goldman Sachs International April 2013 S&P MidCap 400 Index Swap, Terminating 04/29/13 (Notional Value $636,462)	552	(5,359)
(Total Notional Value $842,385)		$(6,727)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 28, 2013.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 12.9%
Federal Home Loan Bank[1]
0.02% due 04/02/13	$800,000	$800,000
Total Federal Agency Discount Notes
(Cost $800,000)		800,000
REPURCHASE AGREEMENTS††,2 - 80.3%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[3]	1,892,477	1,892,477
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	1,034,546	1,034,546
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	1,034,546	1,034,546
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	1,034,546	1,034,546
Total Repurchase Agreements
(Cost $4,996,115)		4,996,115
Total Investments - 93.2%
(Cost $5,796,115)		$5,796,115
Other Assets & Liabilities, net - 6.8%		426,019
Total Net Assets - 100.0%		$6,222,134

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $337,350)	6	$(2,534)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††,4
Barclays Bank plc April 2013 NASDAQ-100 Index Swap, Terminating 04/30/13 (Notional Value $1,077,216)	382	$(3,314)
Goldman Sachs International April 2013 NASDAQ-100 Index Swap, Terminating 04/29/13 (Notional Value $2,202,523)	781	(9,354)
Credit Suisse Capital, LLC April 2013 NASDAQ-100 Index Swap, Terminating 04/30/13 (Notional Value $2,622,012)	930	(7,829)
(Total Notional Value $5,901,751)		$(20,497)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 28, 2013.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 17.6%
Federal Home Loan Bank[1]
0.02% due 04/02/13	$200,000	$200,000
Freddie Mac[2]
0.03% due 04/09/13	200,000	199,998
Farmer Mac[1]
0.03% due 04/18/13	100,000	99,999
Total Federal Agency Discount Notes
(Cost $499,997)		499,997
REPURCHASE AGREEMENTS††,3 - 29.5%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[4]	473,266	473,266
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	122,613	122,613
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	122,613	122,613
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	122,613	122,613
Total Repurchase Agreements
(Cost $841,105)		841,105
Total Investments - 47.1%
(Cost $1,341,102)		$1,341,102
Other Assets & Liabilities, net - 52.9%		1,505,732
Total Net Assets - 100.0%		$2,846,834

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $94,680)	1	$(496)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††,5
Credit Suisse Capital, LLC April 2013 Russell 2000 Index Swap, Terminating 04/30/13 (Notional Value $1,534,473)	1,613	$(113)
Goldman Sachs International April 2013 Russell 2000 Index Swap, Terminating 04/29/13 (Notional Value $326,482)	343	(717)
Barclays Bank plc April 2013 Russell 2000 Index Swap, Terminating 04/30/13 (Notional Value $837,434)	880	(1,167)
(Total Notional Value $2,698,389)		$(1,997)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collaterall at March 28, 2013.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

Inverse S&P 500 Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 46.2%
Freddie Mac[1]
0.03% due 04/03/13	$2,000,000	$1,999,997
Fannie Mae[1]
0.10% due 04/18/13	2,000,000	1,999,891
Federal Farm Credit Bank[2]
0.03% due 04/05/13	1,000,000	999,991
Farmer Mac[2]
0.08% due 05/13/13	1,000,000	999,942
Total Federal Agency Discount Notes
(Cost $5,999,786)		5,999,821
REPURCHASE AGREEMENTS††,3 - 51.9%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[4]	2,963,315	2,963,315
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	1,259,997	1,259,997
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	1,259,997	1,259,997
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	1,259,997	1,259,997
Total Repurchase Agreements
(Cost $6,743,306)		6,743,306
Total Investments - 98.1%
(Cost $12,743,092)		$12,743,127
Other Assets & Liabilities, net - 1.9%		249,962
Total Net Assets - 100.0%		$12,993,089

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,732,188)	35	$(47,733)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††,5
Barclays Bank plc April 2013 S&P 500 Index Swap, Terminating 04/30/13 (Notional Value $1,176,593)	750	$(4,745)
Goldman Sachs International April 2013 S&P 500 Index Swap, Terminating 04/29/13 (Notional Value $1,343,161)	856	(4,813)
Credit Suisse Capital, LLC April 2013 S&P 500 Index Swap, Terminating 04/30/13 (Notional Value $7,776,684)	4,956	(31,577)
(Total Notional Value $10,296,438)		$(41,135)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 28, 2013.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 22.6%
Federal Home Loan Bank[1]
0.03% due 04/02/13	$1,000,000	$999,998
Federal Farm Credit Bank[1]
0.03% due 04/05/13	1,000,000	999,991
Total Federal Agency Discount Notes
(Cost $1,999,989)		1,999,989
REPURCHASE AGREEMENTS††,2 - 69.0%
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	1,524,883	1,524,883
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	1,524,883	1,524,883
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	1,524,882	1,524,882
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	1,524,882	1,524,882
Total Repurchase Agreements
(Cost $6,099,530)		6,099,530
Total Investments - 91.6%
(Cost $8,099,519)		$8,099,519
Other Assets & Liabilities, net - 8.4%		744,899
Total Net Assets - 100.0%		$8,844,418

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 Nikkei 225 Index Futures Contracts (Aggregate Value of Contracts $17,666,275)	283	$742,246
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2013 Japanese Yen Futures Contracts (Aggregate Value of Contracts $17,801,900)	134	$354,513

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 3.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Cable & Satellite - 15.5%
Comcast Corp. — Class A	9,254	$388,760
DIRECTV*	3,841	217,439
Time Warner Cable, Inc.	2,102	201,918
DISH Network Corp. — Class A	4,281	162,250
Liberty Global, Inc. — Class A*	2,208	162,067
Virgin Media, Inc.	2,807	137,459
Charter Communications, Inc. — Class A*	1,240	129,183
AMC Networks, Inc. — Class A*	1,280	80,870
Cablevision Systems Corp. — Class A	5,137	76,850
Starz - Liberty Capital*	2,803	62,086
Total Cable & Satellite		1,618,882
Restaurants - 14.7%
McDonald's Corp.	3,717	370,547
Starbucks Corp.	4,250	242,079
Yum! Brands, Inc.	2,962	213,086
Chipotle Mexican Grill, Inc. — Class A*	363	118,291
Darden Restaurants, Inc.	1,906	98,502
Panera Bread Co. — Class A*	494	81,629
Dunkin' Brands Group, Inc.	1,990	73,391
Domino's Pizza, Inc.	1,240	63,786
Brinker International, Inc.	1,652	62,198
Wendy's Co.	9,880	56,020
Cheesecake Factory, Inc.	1,410	54,440
Buffalo Wild Wings, Inc.*	550	48,142
Texas Roadhouse, Inc. — Class A	2,200	44,418
Total Restaurants		1,526,529
Movies & Entertainment - 14.1%
Walt Disney Co.	6,513	369,937
News Corp. — Class A	10,178	310,633
Time Warner, Inc.	4,692	270,353
Viacom, Inc. — Class B	3,219	198,194
Madison Square Garden Co. — Class A*	1,350	77,760
Cinemark Holdings, Inc.	2,355	69,331
Lions Gate Entertainment Corp.*,1	2,813	66,865
Regal Entertainment Group — Class A	3,650	60,846
DreamWorks Animation SKG, Inc. — Class A*	2,510	47,590
Total Movies & Entertainment		1,471,509
Tobacco - 10.6%
Philip Morris International, Inc.	4,946	458,544
Altria Group, Inc.	9,040	310,886
Reynolds American, Inc.	4,174	185,701
Lorillard, Inc.	3,575	144,251
Total Tobacco		1,099,382
Casinos & Gaming - 7.6%
Las Vegas Sands Corp.	4,594	258,872
Wynn Resorts Ltd.	1,069	133,796
Melco Crown Entertainment Ltd. ADR*	4,418	103,116
MGM Resorts International*	6,876	90,419
Penn National Gaming, Inc.*	1,399	76,148
International Game Technology	4,546	75,009

Bally Technologies, Inc.*	1,050	54,569
Total Casinos & Gaming		791,929
Broadcasting - 7.5%
CBS Corp. — Class B	4,234	197,686
Discovery Communications, Inc. — Class A*	2,487	195,826
Liberty Media Corp.*	1,210	135,072
Scripps Networks Interactive, Inc. — Class A	1,767	113,689
Grupo Televisa SAB ADR	2,967	78,952
Pandora Media, Inc.*,1	4,083	57,815
Total Broadcasting		779,040
Hotels, Resorts & Cruise Lines - 6.4%
Carnival Corp.	5,589	191,702
Marriott International, Inc. — Class A	3,238	136,741
Starwood Hotels & Resorts Worldwide, Inc.	2,038	129,882
Wyndham Worldwide Corp.	1,723	111,099
Royal Caribbean Cruises Ltd.	2,917	96,903
Total Hotels, Resorts & Cruise Lines		666,327
Leisure Products - 4.4%
Mattel, Inc.	3,326	145,645
Polaris Industries, Inc.	1,018	94,155
Hasbro, Inc.[1]	2,037	89,506
Brunswick Corp.	1,875	64,163
Sturm Ruger & Company, Inc.	710	36,018
Smith & Wesson Holding Corp.*	3,120	28,080
Total Leisure Products		457,567
Distillers & Vintners - 4.3%
Brown-Forman Corp. — Class B	2,059	147,012
Beam, Inc.	1,846	117,295
Constellation Brands, Inc. — Class A*	2,342	111,573
Diageo plc ADR	570	71,729
Total Distillers & Vintners		447,609
Brewers - 3.1%
Anheuser-Busch InBev N.V. ADR	1,168	116,274
Molson Coors Brewing Co. — Class B	2,275	111,316
Cia de Bebidas das Americas ADR	2,344	99,222
Total Brewers		326,812
Publishing - 3.1%
Thomson Reuters Corp.	6,002	194,944
Gannett Company, Inc.	3,779	82,647
Meredith Corp.	1,280	48,973
Total Publishing		326,564
Home Entertainment Software - 2.6%
Activision Blizzard, Inc.	10,056	146,516
Electronic Arts, Inc.*	4,560	80,712
Take-Two Interactive Software, Inc.*	2,779	44,881
Total Home Entertainment Software		272,109
Leisure Facilities - 1.7%
Six Flags Entertainment Corp.	989	71,682

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Leisure Facilities - 1.7% (continued)
Vail Resorts, Inc.	890	$55,465
Life Time Fitness, Inc.*	1,161	49,668
Total Leisure Facilities		176,815
Specialized Finance - 1.4%
McGraw-Hill Companies, Inc.	2,807	146,189
Motorcycle Manufacturers - 1.2%
Harley-Davidson, Inc.	2,373	126,481
Internet Retail - 0.7%
Ctrip.com International Ltd. ADR*,1	3,320	70,982
Specialized REIT's - 0.6%
Ryman Hospitality Properties	1,260	57,645
Total Common Stocks
(Cost $6,394,473)		10,362,371

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$65,581	65,581
Total Repurchase Agreement
(Cost $65,581)		65,581
SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	38,983	38,983
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	30,667	30,667
Total Securities Lending Collateral
(Cost $69,650)		69,650
Total Investments - 100.8%
(Cost $6,529,704)		$10,497,602
Other Assets & Liabilities, net - (0.8)%		(88,330)
Total Net Assets - 100.0%		$10,409,272

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 55.9%
Financials - 13.0%
Macerich Co.	1,010	$65,024
Realty Income Corp.	1,423	64,533
Affiliated Managers Group, Inc.*	391	60,046
SL Green Realty Corp.	670	57,693
Rayonier, Inc.	918	54,777
Federal Realty Investment Trust	478	51,643
Alleghany Corp.*	129	51,074
Everest Re Group Ltd.	378	49,087
New York Community Bancorp, Inc.	3,238	46,465
UDR, Inc.	1,840	44,510
Camden Property Trust	624	42,856
Essex Property Trust, Inc.	280	42,162
Duke Realty Corp.	2,363	40,124
Fidelity National Financial, Inc. — Class A	1,575	39,737
Raymond James Financial, Inc.	831	38,309
Arthur J Gallagher & Co.	921	38,046
Senior Housing Properties Trust	1,380	37,025
Taubman Centers, Inc.	470	36,500
WR Berkley Corp.	811	35,984
Eaton Vance Corp.	859	35,932
Regency Centers Corp.	668	35,344
American Campus Communities, Inc.	771	34,957
Liberty Property Trust	875	34,781
Alexandria Real Estate Equities, Inc.	470	33,361
Jones Lang LaSalle, Inc.	327	32,507
Reinsurance Group of America, Inc. — Class A	540	32,222
HCC Insurance Holdings, Inc.	738	31,018
National Retail Properties, Inc.	847	30,636
MSCI, Inc. — Class A*	882	29,926
Extra Space Storage, Inc.	752	29,531
BioMed Realty Trust, Inc.	1,353	29,225
Kilroy Realty Corp.	548	28,715
Corrections Corporation of America	734	28,677
SEI Investments Co.	987	28,475
Cullen/Frost Bankers, Inc.	449	28,075
Brown & Brown, Inc.	868	27,811
Hospitality Properties Trust	1,013	27,797
BRE Properties, Inc.	569	27,699
Waddell & Reed Financial, Inc. — Class A	627	27,450
Signature Bank*	339	26,700
East West Bancorp, Inc.	1,029	26,414
American Financial Group, Inc.	547	25,917
Weingarten Realty Investors	821	25,903
Omega Healthcare Investors, Inc.	833	25,290
Home Properties, Inc.	381	24,163
CBOE Holdings, Inc.	640	23,642
Highwoods Properties, Inc.	590	23,346
Commerce Bancshares, Inc.	570	23,273
SVB Financial Group*	327	23,197
First Niagara Financial Group, Inc.	2,590	22,947
Old Republic International Corp.	1,770	22,497
Protective Life Corp.	576	20,621
City National Corp.	347	20,442
First American Financial Corp.	795	20,328
Aspen Insurance Holdings Ltd.	519	20,023
Hancock Holding Co.	626	19,356
Associated Banc-Corp.	1,231	18,699
TCF Financial Corp.	1,202	17,982
Mack-Cali Realty Corp.	615	17,595
Fulton Financial Corp.	1,459	17,070
Bank of Hawaii Corp.	332	16,869
Corporate Office Properties Trust	629	16,782
Federated Investors, Inc. — Class B1	689	16,309
Hanover Insurance Group, Inc.	326	16,196
Prosperity Bancshares, Inc.	330	15,639
Valley National Bancorp[1]	1,465	15,002
Webster Financial Corp.	589	14,289
StanCorp Financial Group, Inc.	328	14,025
Potlatch Corp.	296	13,575
Washington Federal, Inc.	775	13,563
Synovus Financial Corp.	4,878	13,512
FirstMerit Corp.	801	13,241
Janus Capital Group, Inc.	1,396	13,122
Kemper Corp.	396	12,914
Apollo Investment Corp.	1,495	12,498
Trustmark Corp.	491	12,280
Alexander & Baldwin, Inc.*	320	11,440
Primerica, Inc.	337	11,047
Cathay General Bancorp	538	10,825
Equity One, Inc.	451	10,810
Mercury General Corp.	268	10,165
Greenhill & Company, Inc.	190	10,142
BancorpSouth, Inc.	616	10,041
Westamerica Bancorporation	199	9,021
International Bancshares Corp.	398	8,278
Astoria Financial Corp.	607	5,985
Total Financials		2,302,709
Industrials - 9.7%
Kansas City Southern	810	89,829
AMETEK, Inc.	1,790	77,614
J.B. Hunt Transport Services, Inc.	669	49,827
B/E Aerospace, Inc.*	766	46,181
Fortune Brands Home & Security, Inc.*	1,207	45,178
Hubbell, Inc. — Class B	392	38,067
United Rentals, Inc.*	687	37,763
AGCO Corp.	717	37,370
Donaldson Company, Inc.	988	35,757
Wabtec Corp.	347	35,432
KBR, Inc.	1,082	34,710
Genesee & Wyoming, Inc. — Class A*	367	34,171
Alaska Air Group, Inc.*	521	33,323
Timken Co.	585	33,099
Lincoln Electric Holdings, Inc.	605	32,779
Waste Connections, Inc.	907	32,633
IDEX Corp.	610	32,586
Manpower, Inc.	569	32,274

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Industrials - 9.7% (continued)
Kirby Corp.*	417	$32,026
Carlisle Companies, Inc.	470	31,861
MSC Industrial Direct Company, Inc. — Class A	342	29,337
Triumph Group, Inc.	369	28,967
Towers Watson & Co. — Class A	410	28,421
Terex Corp.*	817	28,121
Valmont Industries, Inc.	177	27,837
Nordson Corp.	422	27,831
Oshkosh Corp.*	640	27,194
SPX Corp.	344	27,162
URS Corp.	569	26,976
Gardner Denver, Inc.	357	26,814
Copart, Inc.*	779	26,704
Regal-Beloit Corp.	327	26,670
Trinity Industries, Inc.	581	26,337
Graco, Inc.	445	25,823
AECOM Technology Corp.*	772	25,322
Kennametal, Inc.	583	22,760
Clean Harbors, Inc.*	387	22,481
Acuity Brands, Inc.	310	21,499
Lennox International, Inc.	334	21,206
Crane Co.	351	19,607
Landstar System, Inc.	341	19,468
ITT Corp.	679	19,304
Huntington Ingalls Industries, Inc.	360	19,199
CLARCOR, Inc.	360	18,857
Watsco, Inc.	220	18,520
GATX Corp.	344	17,878
Woodward, Inc.	443	17,614
Alliant Techsystems, Inc.	239	17,311
Esterline Technologies Corp.*	227	17,184
RR Donnelley & Sons Co.[1]	1,323	15,942
Deluxe Corp.	377	15,608
Exelis, Inc.	1,380	15,028
Harsco Corp.	591	14,639
Con-way, Inc.	407	14,330
Corporate Executive Board Co.	242	14,075
General Cable Corp.*	370	13,553
Herman Miller, Inc.	431	11,926
Rollins, Inc.	485	11,907
HNI Corp.	333	11,818
JetBlue Airways Corp.*	1,652	11,399
Mine Safety Appliances Co.	228	11,313
FTI Consulting, Inc.*	299	11,260
UTI Worldwide, Inc.	766	11,092
Brink's Co.	349	9,863
Granite Construction, Inc.	258	8,215
Werner Enterprises, Inc.	326	7,870
Matson, Inc.	309	7,601
Total Industrials		1,722,323
Information Technology - 8.5%
Equinix, Inc.*	361	78,089
Alliance Data Systems Corp.*	367	59,414
Trimble Navigation Ltd.*	1,880	56,325
ANSYS, Inc.*	683	55,610
Cree, Inc.*	858	46,941
Rackspace Hosting, Inc.*	810	40,889
Synopsys, Inc.*	1,126	40,401
Gartner, Inc.*	685	37,271
Avnet, Inc.*	1,010	36,562
NCR Corp.*	1,202	33,127
Arrow Electronics, Inc.*	777	31,562
Skyworks Solutions, Inc.*	1,412	31,106
Solera Holdings, Inc.	502	29,282
Jack Henry & Associates, Inc.	632	29,205
Cadence Design Systems, Inc.*	2,070	28,835
Global Payments, Inc.	577	28,654
FactSet Research Systems, Inc.[1]	304	28,150
Informatica Corp.*	790	27,231
SolarWinds, Inc.*	456	26,950
MICROS Systems, Inc.*	583	26,532
CommVault Systems, Inc.*	316	25,906
Concur Technologies, Inc.*	336	23,070
TIBCO Software, Inc.*	1,138	23,010
National Instruments Corp.	700	22,925
NeuStar, Inc. — Class A*	483	22,474
Atmel Corp.*	3,226	22,453
WEX, Inc.*	286	22,451
PTC, Inc.*	876	22,329
Broadridge Financial Solutions, Inc.	892	22,157
Ingram Micro, Inc. — Class A*	1,109	21,825
AOL, Inc.	564	21,708
Compuware Corp.*	1,560	19,500
CoreLogic, Inc.*	722	18,671
Riverbed Technology, Inc.*	1,205	17,968
Zebra Technologies Corp. — Class A*	378	17,815
Semtech Corp.*	487	17,235
VeriFone Systems, Inc.*	798	16,503
Rovi Corp.*	764	16,357
DST Systems, Inc.	226	16,107
Lender Processing Services, Inc.	624	15,887
ValueClick, Inc.*	526	15,543
Polycom, Inc.*	1,303	14,437
InterDigital, Inc.	300	14,349
Diebold, Inc.	469	14,220
ACI Worldwide, Inc.*	290	14,169
Plantronics, Inc.	309	13,655
Convergys Corp.	781	13,300
Itron, Inc.*	285	13,224
Vishay Intertechnology, Inc.*	971	13,215
Fairchild Semiconductor International, Inc. — Class A*	932	13,178
Tech Data Corp.*	281	12,816
Mentor Graphics Corp.	698	12,599
Lexmark International, Inc. — Class A	469	12,381
Fair Isaac Corp.	265	12,108
Ciena Corp.*	747	11,959
Silicon Laboratories, Inc.*	281	11,622
Acxiom Corp.*	541	11,036
RF Micro Devices, Inc.*	2,053	10,922
Cypress Semiconductor Corp.	984	10,854
International Rectifier Corp.*	512	10,829
ADTRAN, Inc.	453	8,901
Intersil Corp. — Class A	928	8,083

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Information Technology - 8.5% (continued)
Integrated Device Technology, Inc.*	1,074	$8,023
QLogic Corp.*	671	7,784
Advent Software, Inc.*	236	6,601
MEMC Electronic Materials, Inc.*	1,470	6,468
ManTech International Corp. — Class A	178	4,783
Tellabs, Inc.	2,115	4,420
Monster Worldwide, Inc.*	863	4,375
Total Information Technology		1,494,341
Consumer Discretionary - 7.0%
Tractor Supply Co.	504	52,482
Mohawk Industries, Inc.*	430	48,641
LKQ Corp.*	2,188	47,611
Advance Auto Parts, Inc.	537	44,383
Polaris Industries, Inc.	472	43,655
NVR, Inc.*	37	39,964
Signet Jewelers Ltd.	593	39,731
Toll Brothers, Inc.*	1,109	37,972
Foot Locker, Inc.	1,108	37,939
Jarden Corp.*	812	34,794
Dick's Sporting Goods, Inc.	720	34,056
Panera Bread Co. — Class A*	203	33,543
Hanesbrands, Inc.*	720	32,803
Williams-Sonoma, Inc.	634	32,664
Tupperware Brands Corp.	396	32,369
Under Armour, Inc. — Class A*	570	29,184
AMC Networks, Inc. — Class A*	426	26,915
Service Corporation International	1,553	25,981
American Eagle Outfitters, Inc.	1,323	24,740
Cinemark Holdings, Inc.	748	22,021
Carter's, Inc.*	378	21,648
Tempur-Pedic International, Inc.*	436	21,639
Gentex Corp.	1,052	21,051
Cabela's, Inc.*	340	20,665
Chico's FAS, Inc.	1,218	20,462
Lamar Advertising Co. — Class A*	412	20,027
Brinker International, Inc.	523	19,691
Sotheby's	497	18,593
Ascena Retail Group, Inc.*	935	17,344
Rent-A-Center, Inc. — Class A	430	15,884
Bally Technologies, Inc.*	301	15,643
Big Lots, Inc.*	425	14,990
Aaron's, Inc.	522	14,971
HSN, Inc.	269	14,757
Deckers Outdoor Corp.*	251	13,978
Cheesecake Factory, Inc.	356	13,745
DeVry, Inc.	422	13,398
John Wiley & Sons, Inc. — Class A	343	13,363
KB Home	599	13,040
Life Time Fitness, Inc.*	292	12,492
Thor Industries, Inc.	327	12,030
Wendy's Co.	2,065	11,709
Guess?, Inc.	446	11,074
ANN, Inc.*	359	10,418
MDC Holdings, Inc.	284	10,409
WMS Industries, Inc.*	398	10,034
DreamWorks Animation SKG, Inc. — Class A*	529	10,030
Meredith Corp.[1]	260	9,948
New York Times Co. — Class A*	900	8,820
Valassis Communications, Inc.	287	8,573
Bob Evans Farms, Inc.	201	8,567
Saks, Inc.*	742	8,511
Office Depot, Inc.*	2,100	8,253
Aeropostale, Inc.*	577	7,847
Regis Corp.	421	7,658
Matthews International Corp. — Class A	202	7,048
International Speedway Corp. — Class A	187	6,111
Scholastic Corp.	200	5,330
Barnes & Noble, Inc.*	271	4,458
Strayer Education, Inc.	86	4,161
Scientific Games Corp. — Class A*	388	3,395
Total Consumer Discretionary		1,233,213
Health Care - 5.4%
Regeneron Pharmaceuticals, Inc.*	561	98,961
Vertex Pharmaceuticals, Inc.*	1,600	87,968
Henry Schein, Inc.*	640	59,232
ResMed, Inc.	1,058	49,048
Mettler-Toledo International, Inc.*	224	47,761
Hologic, Inc.*	1,970	44,521
Universal Health Services, Inc. — Class B	653	41,708
Cooper Companies, Inc.	360	38,837
IDEXX Laboratories, Inc.*	399	36,864
MEDNAX, Inc.*	367	32,894
Community Health Systems, Inc.	673	31,893
Omnicare, Inc.	771	31,395
Covance, Inc.*	402	29,877
Endo Health Solutions, Inc.*	835	25,685
Teleflex, Inc.	299	25,268
Health Management Associates, Inc. — Class A*	1,890	24,324
United Therapeutics Corp.*	343	20,878
WellCare Health Plans, Inc.*	322	18,664
Bio-Rad Laboratories, Inc. — Class A*	148	18,648
STERIS Corp.	432	17,976
HMS Holdings Corp.*	638	17,321
Allscripts Healthcare Solutions, Inc.*	1,262	17,151
Techne Corp.	252	17,098
Health Net, Inc.*	583	16,685
LifePoint Hospitals, Inc.*	344	16,670
Thoratec Corp.*	427	16,013
Hill-Rom Holdings, Inc.	442	15,567
Charles River Laboratories International, Inc.*	350	15,495
VCA Antech, Inc.*	646	15,175
Owens & Minor, Inc.	466	15,173
Masimo Corp.	385	7,554
Total Health Care		952,304

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Materials - 3.8%
Rock Tenn Co. — Class A	531	$49,271
Albemarle Corp.	649	40,576
Ashland, Inc.	539	40,048
Reliance Steel & Aluminum Co.	558	39,714
Valspar Corp.	619	38,533
Martin Marietta Materials, Inc.	338	34,483
Royal Gold, Inc.	480	34,094
Packaging Corporation of America	722	32,396
RPM International, Inc.	973	30,727
Aptargroup, Inc.	486	27,872
Sonoco Products Co.	740	25,893
Steel Dynamics, Inc.	1,620	25,709
Cytec Industries, Inc.	332	24,595
Louisiana-Pacific Corp.*	1,019	22,010
NewMarket Corp.	82	21,350
Domtar Corp.	253	19,638
Compass Minerals International, Inc.	244	19,252
Carpenter Technology Corp.	329	16,216
Silgan Holdings, Inc.	334	15,782
Cabot Corp.	436	14,911
Olin Corp.	587	14,804
Sensient Technologies Corp.	372	14,541
Commercial Metals Co.	860	13,631
Scotts Miracle-Gro Co. — Class A	287	12,410
Greif, Inc. — Class A	226	12,118
Worthington Industries, Inc.	385	11,927
Minerals Technologies, Inc.	255	10,585
Intrepid Potash, Inc.	398	7,466
Total Materials		670,552
Energy - 3.3%
HollyFrontier Corp.	1,499	77,123
Oceaneering International, Inc.	790	52,465
Cimarex Energy Co.	635	47,904
Plains Exploration & Production Co.*	944	44,812
Dresser-Rand Group, Inc.*	553	34,098
Oil States International, Inc.*	400	32,628
Superior Energy Services, Inc.*	1,168	30,333
SM Energy Co.	487	28,840
Energen Corp.	530	27,565
Patterson-UTI Energy, Inc.	1,072	25,557
Dril-Quip, Inc.*	273	23,797
Atwood Oceanics, Inc.*	421	22,119
World Fuel Services Corp.	529	21,012
Rosetta Resources, Inc.*	383	18,223
Tidewater, Inc.	359	18,130
Helix Energy Solutions Group, Inc.*	725	16,588
Unit Corp.*	326	14,849
Alpha Natural Resources, Inc.*	1,619	13,292
CARBO Ceramics, Inc.	145	13,205
Arch Coal, Inc.	1,359	7,379
Bill Barrett Corp.*	350	7,095
Northern Oil and Gas, Inc.*,1	434	6,241
Forest Oil Corp.*	875	4,603
Quicksilver Resources, Inc.*	877	1,973
Total Energy		589,831
Utilities - 2.9%
OGE Energy Corp.	727	50,874
Alliant Energy Corp.	818	41,048
National Fuel Gas Co.	618	37,915
MDU Resources Group, Inc.	1,383	34,561
N.V. Energy, Inc.	1,723	34,512
Aqua America, Inc.	1,029	32,352
UGI Corp.	831	31,902
Questar Corp.	1,283	31,215
Westar Energy, Inc.	930	30,857
Atmos Energy Corp.	668	28,517
Great Plains Energy, Inc.	1,132	26,251
Vectren Corp.	600	21,252
Cleco Corp.	451	21,211
Hawaiian Electric Industries, Inc.	720	19,951
IDACORP, Inc.	371	17,908
WGL Holdings, Inc.	380	16,758
Black Hills Corp.	328	14,445
PNM Resources, Inc.	585	13,625
Total Utilities		505,154
Consumer Staples - 2.1%
Church & Dwight Company, Inc.	1,016	65,664
Green Mountain Coffee Roasters, Inc.*	912	51,765
Energizer Holdings, Inc.	452	45,078
Ingredion, Inc.	567	41,005
Hillshire Brands Co.	908	31,916
Flowers Foods, Inc.	841	27,703
Smithfield Foods, Inc.*	916	24,256
United Natural Foods, Inc.*	358	17,614
Harris Teeter Supermarkets, Inc.	368	15,717
Lancaster Colony Corp.	143	11,011
Post Holdings, Inc.*	237	10,174
Universal Corp.	176	9,863
SUPERVALU, Inc.[1]	1,467	7,394
Tootsie Roll Industries, Inc.	154	4,592
Total Consumer Staples		363,752
Telecommunication Services - 0.2%
tw telecom, Inc. — Class A*	1,118	28,162
Telephone & Data Systems, Inc.	737	15,529
Total Telecommunication Services		43,691
Total Common Stocks
(Cost $6,630,390)		9,877,870

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 42.2%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[3]	$3,016,134	$3,016,134
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	1,484,190	1,484,190
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	1,484,190	1,484,190
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	1,484,190	1,484,190
Total Repurchase Agreements
(Cost $7,468,704)		7,468,704
SECURITIES LENDING COLLATERAL††,4 - 0.2%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	16,731	16,731
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	13,162	13,162
Total Securities Lending Collateral
(Cost $29,893)		29,893
Total Investments - 98.3%
(Cost $14,128,987)		$17,376,467
Other Assets & Liabilities, net - 1.7%		301,527
Total Net Assets - 100.0%		$17,677,994

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $5,292,760)	46	$112,675

	Units
EQUITY INDEX SWAP AGREEMENTS††, 5
Goldman Sachs International April 2013 S&P MidCap 400 Index Swap, Terminating 04/29/13 (Notional Value $6,099,986)	5,287	$52,206
Credit Suisse Capital, LLC April 2013 S&P MidCap 400 Index Swap, Terminating 04/30/13 (Notional Value $3,444,910)	2,986	22,841
Barclays Bank plc April 2013 S&P MidCap 400 Index Swap, Terminating 04/30/13 (Notional Value $1,741,416)	1,509	11,538
(Total Notional Value $11,286,312)		$86,585

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 28, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 53.2%
Financials - 13.0%
Alterra Capital Holdings Ltd.[1]	12,171	$383,386
NYSE Euronext[1]	8,432	325,813
Hudson City Bancorp, Inc.[1]	25,718	222,203
Duff & Phelps Corp. — Class A1	13,469	208,904
Citizens Republic Bancorp, Inc.*,1	5,678	128,039
Netspend Holdings, Inc.*,1	6,590	104,715
Virginia Commerce Bancorp, Inc.*,1	6,303	88,557
Assurant, Inc.[1]	1,178	53,022
Allied World Assurance Company Holdings AG1	571	52,943
Hospitality Properties Trust[1]	1,920	52,685
Allstate Corp.[1]	1,066	52,309
BOK Financial Corp.[1]	824	51,335
American Capital Agency Corp.[1]	1,560	51,136
Hatteras Financial Corp.[1]	1,855	50,883
American Capital Ltd.*,1	3,480	50,791
BB&T Corp.[1]	1,613	50,632
MFA Financial, Inc.[1]	5,423	50,542
State Street Corp.[1]	854	50,463
Arch Capital Group Ltd.*,1	830	43,633
American International Group, Inc.*,1	1,083	42,042
Huntington Bancshares, Inc.[1]	5,547	40,992
Axis Capital Holdings Ltd.[1]	983	40,912
Bank of America Corp.[1]	3,156	38,440
Goldman Sachs Group, Inc.[1]	236	34,727
Protective Life Corp.[1]	954	34,154
PNC Financial Services Group, Inc.[1]	512	34,048
Douglas Emmett, Inc.[1]	1,319	32,884
Macerich Co.[1]	465	29,937
JPMorgan Chase & Co.[1]	618	29,330
Discover Financial Services[1]	607	27,218
Synovus Financial Corp.[1]	9,651	26,733
CreXus Investment Corp.[1]	1,993	25,949
CNA Financial Corp.[1]	718	23,471
Popular, Inc.*,1	801	22,116
Torchmark Corp.[1]	365	21,827
Regions Financial Corp.[1]	2,538	20,786
SunTrust Banks, Inc.[1]	530	15,269
Ameriprise Financial, Inc.[1]	159	11,710
Extra Space Storage, Inc.[1]	277	10,878
CapitalSource, Inc.[1]	1,095	10,534
American National Insurance Co.[1]	110	9,556
Kemper Corp.[1]	290	9,457
First Financial Holdings, Inc.[1]	439	9,201
Wells Fargo & Co.[1]	247	9,137
St. Joe Co.*,1	423	8,989
LPL Financial Holdings, Inc.[1]	278	8,963
Northern Trust Corp.[1]	164	8,948
Ares Capital Corp.[1]	492	8,905
Raymond James Financial, Inc.[1]	193	8,897
Janus Capital Group, Inc.[1]	946	8,892
Hanover Insurance Group, Inc.[1]	129	6,409
Alexander & Baldwin, Inc.*,1	120	4,290
American Tower Corp. — Class A1	53	4,077
Bank of New York Mellon Corp.[1]	124	3,471
Roma Financial Corp.[1]	183	2,939
SLM Corp.[1]	135	2,765
Ventas, Inc.[1]	18	1,318
Everest Re Group Ltd.	6	779
Total Financials		2,762,941
Consumer Discretionary - 10.2%
Virgin Media, Inc.[1]	5,879	287,895
Arbitron, Inc.[1]	5,745	269,267
Hot Topic, Inc.[1]	12,115	168,157
WMS Industries, Inc.*,1	5,126	129,226
Focus Media Holding Ltd. ADR[1]	4,188	112,280
Ameristar Casinos, Inc.[1]	4,025	105,576
7 Days Group Holdings Ltd. ADR*,1	5,477	73,556
Thomson Reuters Corp.[1]	1,795	58,301
K-Swiss, Inc. — Class A*,1	11,214	53,154
Foot Locker, Inc.[1]	1,549	53,038
Penn National Gaming, Inc.*,1	960	52,253
Comcast Corp. — Class A1	1,231	51,714
Chico's FAS, Inc.[1]	2,868	48,182
Time Warner Cable, Inc.[1]	497	47,742
Jarden Corp.*,1	1,081	46,321
Wyndham Worldwide Corp.[1]	718	46,297
Starz - Liberty Capital*,1	2,061	45,651
Service Corporation International[1]	2,635	44,084
O'Reilly Automotive, Inc.*,1	412	42,251
Madison Square Garden Co. — Class A*,1	591	34,042
Dillard's, Inc. — Class A1	377	29,614
Brinker International, Inc.[1]	777	29,253
American Eagle Outfitters, Inc.[1]	1,443	26,984
Liberty Interactive Corp. — Class A*,1	1,212	25,913
Whirlpool Corp.[1]	212	25,114
Macy's, Inc.[1]	577	24,142
Delphi Automotive plc[1]	536	23,798
Newell Rubbermaid, Inc.[1]	838	21,872
Time Warner, Inc.[1]	347	19,994
Harman International Industries, Inc.[1]	376	16,781
Lear Corp.[1]	265	14,541
DR Horton, Inc.[1]	504	12,246
Expedia, Inc.[1]	187	11,222
Regal Entertainment Group — Class A1	585	9,752
HomeAway, Inc.*,1	296	9,620
Cinemark Holdings, Inc.[1]	325	9,568
Leggett & Platt, Inc.[1]	283	9,560
TripAdvisor, Inc.*,1	177	9,296
PulteGroup, Inc.*,1	453	9,169
Liberty Media Corp.*	82	9,154
John Wiley & Sons, Inc. — Class A1	234	9,117
Mohawk Industries, Inc.*,1	80	9,050
Lennar Corp. — Class A1	216	8,960
Liberty Ventures*,1	118	8,918
Toll Brothers, Inc.*,1	257	8,800
TJX Companies, Inc.[1]	165	7,714
Carter's, Inc.*,1	100	5,727
DIRECTV*,1	70	3,963

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 53.2% (continued)
Consumer Discretionary - 10.2% (continued)
Darden Restaurants, Inc.[1]	29	$1,499
Total Consumer Discretionary		2,180,328
Industrials - 6.9%
Cascade Corp.[1]	4,270	277,464
Gardner Denver, Inc.[1]	2,767	207,830
Southwest Airlines Co.[1]	4,863	65,553
SeaCube Container Leasing Ltd.[1]	2,344	53,818
Northrop Grumman Corp.[1]	766	53,735
Trinity Industries, Inc.[1]	1,137	51,540
Regal-Beloit Corp.[1]	624	50,893
Terex Corp.*,1	1,462	50,322
Timken Co.[1]	883	49,960
Carlisle Companies, Inc.[1]	730	49,487
Raytheon Co.[1]	748	43,975
Ingersoll-Rand plc[1]	777	42,743
Union Pacific Corp.[1]	275	39,163
FedEx Corp.[1]	381	37,414
KAR Auction Services, Inc.[1]	1,855	37,156
Cintas Corp.[1]	818	36,099
Lincoln Electric Holdings, Inc.[1]	618	33,483
Sauer-Danfoss, Inc.[1]	527	30,793
Republic Services, Inc. — Class A1	918	30,293
Armstrong World Industries, Inc.[1]	522	29,174
Con-way, Inc.[1]	817	28,767
AGCO Corp.[1]	418	21,786
Hertz Global Holdings, Inc.*,1	977	21,748
L-3 Communications Holdings, Inc.[1]	247	19,987
CNH Global N.V.[1]	359	14,834
Equifax, Inc.[1]	218	12,555
Engility Holdings, Inc.*,1	470	11,271
Delta Air Lines, Inc.*,1	632	10,434
Copa Holdings S.A. — Class A1	83	9,928
URS Corp.[1]	201	9,529
Fortune Brands Home & Security, Inc.*,1	250	9,358
Lennox International, Inc.[1]	146	9,270
Owens Corning*,1	224	8,832
Toro Co.[1]	190	8,748
GATX Corp.[1]	159	8,263
Avery Dennison Corp.[1]	29	1,249
WESCO International, Inc.*	8	581
Masco Corp.	13	263
Total Industrials		1,478,298
Information Technology - 6.5%
Cymer, Inc.*,1	2,380	228,718
Intermec, Inc.*,1	16,841	165,547
Acme Packet, Inc.*,1	5,531	161,617
IAC/InterActiveCorp[1]	1,190	53,169
Fidelity National Information Services, Inc.[1]	1,331	52,735
Activision Blizzard, Inc.[1]	3,409	49,669
Alliance Data Systems Corp.*,1	300	48,567
Western Digital Corp.[1]	955	48,017
Symantec Corp.*,1	1,892	46,694
KLA-Tencor Corp.[1]	860	45,356
Intel Corp.[1]	1,845	40,312
Cisco Systems, Inc.[1]	1,788	37,388
Maxim Integrated Products, Inc.[1]	1,078	35,196
Brocade Communications Systems, Inc.*,1	5,729	33,056
QUALCOMM, Inc.[1]	479	32,069
NeuStar, Inc. — Class A*,1	648	30,151
Dell, Inc.[1]	1,948	27,915
DST Systems, Inc.[1]	353	25,158
Trimble Navigation Ltd.*,1	576	17,257
Xilinx, Inc.[1]	418	15,955
Avago Technologies Ltd.[1]	441	15,841
LSI Corp.*,1	2,161	14,652
FleetCor Technologies, Inc.*,1	183	14,031
Adobe Systems, Inc.*,1	318	13,836
Xerox Corp.[1]	1,543	13,269
EMC Corp.*,1	547	13,068
National Instruments Corp.[1]	288	9,432
Yahoo!, Inc.*,1	394	9,271
eBay, Inc.*,1	170	9,217
VeriSign, Inc.*,1	193	9,125
Apple, Inc.[1]	20	8,853
Akamai Technologies, Inc.*,1	242	8,540
Synopsys, Inc.*,1	236	8,468
Equinix, Inc.*,1	36	7,787
Booz Allen Hamilton Holding Corp.[1]	559	7,513
CA, Inc.[1]	288	7,249
Molex, Inc.[1]	177	5,183
Rackspace Hosting, Inc.*,1	99	4,998
AOL, Inc.[1]	124	4,773
Avnet, Inc.*,1	68	2,462
CoreLogic, Inc.*,1	94	2,431
Zebra Technologies Corp. — Class A*,1	27	1,273
Total Information Technology		1,385,818
Health Care - 5.3%
Coventry Health Care, Inc.[1]	10,596	498,329
3SBio, Inc. ADR*,1	5,153	78,325
Amgen, Inc.[1]	588	60,275
Assisted Living Concepts, Inc. — Class A1	4,629	55,038
Biogen Idec, Inc.*,1	282	54,401
Cooper Companies, Inc.[1]	465	50,164
Pfizer, Inc.[1]	1,189	34,314
Agilent Technologies, Inc.[1]	816	34,247
Medtronic, Inc.[1]	695	32,636
Palomar Medical Technologies, Inc.*	1,950	26,306
ResMed, Inc.[1]	453	21,001
United Therapeutics Corp.*,1	340	20,696
Perrigo Co.[1]	173	20,540
McKesson Corp.[1]	177	19,109
Merck & Company, Inc.[1]	256	11,323
Alexion Pharmaceuticals, Inc.*,1	120	11,057
Community Health Systems, Inc.[1]	210	9,951
LifePoint Hospitals, Inc.*,1	199	9,644
Abbott Laboratories[1]	266	9,395
VCA Antech, Inc.*,1	397	9,326
Patterson Companies, Inc.[1]	245	9,320
Myriad Genetics, Inc.*,1	359	9,119

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 53.2% (continued)
Health Care - 5.3% (continued)
Brookdale Senior Living, Inc. — Class A*,1	299	$8,336
Quest Diagnostics, Inc.[1]	118	6,661
HCA Holdings, Inc.[1]	141	5,729
Universal Health Services, Inc. — Class B1	88	5,621
UnitedHealth Group, Inc.[1]	71	4,062
Zimmer Holdings, Inc.[1]	53	3,987
Health Management Associates, Inc. — Class A*,1	226	2,909
Covance, Inc.*,1	35	2,601
Omnicare, Inc.[1]	55	2,240
Cigna Corp.[1]	23	1,435
AmerisourceBergen Corp. — Class A	11	566
Medivation, Inc.*	7	327
Total Health Care		1,128,990
Consumer Staples - 3.3%
HJ Heinz Co.[1]	3,741	270,362
Ingredion, Inc.[1]	736	53,228
CVS Caremark Corp.[1]	966	53,120
Coca-Cola Enterprises, Inc.[1]	1,396	51,540
Zhongpin, Inc.*,1	3,992	51,457
JM Smucker Co.[1]	518	51,365
Dean Foods Co.*,1	2,626	47,609
Nu Skin Enterprises, Inc. — Class A1	607	26,829
Constellation Brands, Inc. — Class A*,1	536	25,535
Energizer Holdings, Inc.[1]	177	17,652
Mondelez International, Inc. — Class A1	465	14,234
Wal-Mart Stores, Inc.[1]	171	12,796
Church & Dwight Company, Inc.[1]	177	11,440
Smithfield Foods, Inc.*,1	349	9,242
Molson Coors Brewing Co. — Class B1	177	8,661
Flowers Foods, Inc.[1]	183	6,028
Clorox Co.	6	531
Total Consumer Staples		711,629
Energy - 3.1%
Copano Energy LLC[1]	5,640	228,533
Berry Petroleum Co. — Class A1	2,329	107,809
ConocoPhillips[1]	866	52,047
Valero Energy Corp.[1]	1,113	50,631
HollyFrontier Corp.[1]	901	46,357
Chevron Corp.[1]	389	46,221
Unit Corp.*,1	777	35,392
Denbury Resources, Inc.*,1	1,713	31,947
Marathon Petroleum Corp.[1]	253	22,669
Tesoro Corp.[1]	324	18,970
Patterson-UTI Energy, Inc.[1]	664	15,830
Helmerich & Payne, Inc.[1]	182	11,047
Total Energy		667,453
Materials - 2.3%
Reliance Steel & Aluminum Co.[1]	748	53,236
Metals USA Holdings Corp.	2,552	52,699
Rock Tenn Co. — Class A1	559	51,870
Commercial Metals Co.[1]	3,056	48,438
Huntsman Corp.[1]	2,603	48,389
Westlake Chemical Corp.[1]	512	47,872
CF Industries Holdings, Inc.[1]	242	46,069
Greif, Inc. — Class A1	848	45,471
Ball Corp.[1]	430	20,459
Cabot Corp.[1]	470	16,074
Nucor Corp.[1]	348	16,060
Cytec Industries, Inc.[1]	159	11,779
Sonoco Products Co.[1]	271	9,482
RPM International, Inc.[1]	268	8,463
Intrepid Potash, Inc.[1]	318	5,966
Ashland, Inc.[1]	65	4,830
Total Materials		487,157
Utilities - 1.9%
Atmos Energy Corp.[1]	1,457	62,199
American Water Works Company, Inc.[1]	1,485	61,539
DTE Energy Co.[1]	760	51,939
Pinnacle West Capital Corp.[1]	883	51,118
SCANA Corp.[1]	801	40,979
PPL Corp.[1]	1,160	36,320
NextEra Energy, Inc.[1]	412	32,004
Westar Energy, Inc.[1]	918	30,459
Wisconsin Energy Corp.[1]	406	17,413
N.V. Energy, Inc.[1]	736	14,742
UGI Corp.[1]	245	9,406
Vectren Corp.[1]	94	3,329
Total Utilities		411,447
Telecommunication Services - 0.7%
Sprint Nextel Corp.*,1	20,077	124,679
Verizon Communications, Inc.[1]	371	18,235
CenturyLink, Inc.[1]	88	3,091
Total Telecommunication Services		146,005
Total Common Stocks
(Cost $9,868,447)		11,360,066
EXCHANGE TRADED FUNDS† - 2.1%
iShares MSCI Mexico Capped Investable Market Index Fund[1]	1,351	100,771
iShares MSCI United Kingdom Index Fund[1]	5,283	96,520
iShares MSCI Australia Index Fund[1]	1,453	39,289
iShares MSCI Turkey Index Fund[1]	477	33,958
iShares MSCI Sweden Index Fund[1]	822	26,723
iShares MSCI EAFE Index Fund	363	21,409
iShares MSCI Chile Capped Investable Market Index Fund[1]	319	20,706
iShares MSCI Belgium Capped Investable Market Index Fund[1]	1,234	17,498
iShares MSCI Malaysia Index Fund[1]	1,116	16,707
iShares MSCI South Korea Capped Index Fund[1]	254	15,095
iShares MSCI Singapore Index Fund[1]	1,033	14,421
Vanguard FTSE Emerging Markets ETF[1]	336	14,411

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 2.1% (continued)
iShares MSCI Austria Capped Investable Market Index Fund[1]	747	$12,848
iShares MSCI Switzerland Capped Index Fund[1]	336	9,865
Total Exchange Traded Funds
(Cost $397,720)		440,221
CLOSED-END FUNDS† - 12.8%
Gabelli Dividend & Income Trust[1]	7,630	144,666
BlackRock Enhanced Equity Dividend Trust[1]	17,433	136,326
Eaton Vance Enhanced Equity Income Fund II1	11,982	135,996
BlackRock Global Opportunities Equity Trust[1]	9,453	131,208
Adams Express Co.[1]	11,116	130,502
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	11,260	123,747
Tri-Continental Corp.[1]	7,022	123,236
Royce Value Trust, Inc.[1]	7,769	117,001
AllianzGI Equity & Convertible Income Fund[1]	6,057	109,088
Eaton Vance Enhanced Equity Income Fund[1]	9,125	106,580
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1]	8,000	106,000
General American Investors Company, Inc.[1]	3,326	103,871
BlackRock Credit Allocation Income Trust[1]	7,318	102,452
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	16,173	83,614
Liberty All Star Equity Fund[1]	14,307	73,967
John Hancock Hedged Equity & Income Fund[1]	4,308	72,331
Zweig Total Return Fund, Inc.[1]	5,265	68,550
India Fund, Inc.[1]	2,760	58,622
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1]	4,184	56,693
Swiss Helvetia Fund, Inc.[1]	4,483	54,962
GDL Fund[1]	4,333	51,043
Eaton Vance Tax-Managed Diversified Equity Income Fund[1]	4,749	48,250
Royce Micro-Capital Trust, Inc.[1]	4,486	48,000
Zweig Fund, Inc.[1]	3,666	47,658
First Trust Enhanced Equity Income Fund[1]	3,713	47,638
Madison Covered Call & Equity Strategy Fund[1]	5,064	40,664
Eaton Vance Tax Managed Global Buy Write Opportunities Fund[1]	3,504	39,245
Lazard Global Total Return and Income Fund, Inc.[1]	2,210	36,288
Advent Claymore Enhanced Growth & Income Fund[1]	3,692	35,923
Japan Smaller Capitalization Fund, Inc.[1]	3,820	32,928
RMR Real Estate Income Fund[1]	1,348	28,038
Clough Global Equity Fund[1]	1,788	26,284
First Trust Active Dividend Income Fund[1]	2,908	24,165
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	2,030	23,690
Gabelli Healthcare & WellnessRx Trust[1]	2,170	21,592
Source Capital, Inc.[1]	347	20,341
Ellsworth Fund Ltd.[1]	2,388	18,244
Alpine Total Dynamic Dividend Fund	4,418	18,070
Liberty All Star Growth Fund, Inc.[1]	3,859	17,211
Bancroft Fund Ltd.[1]	930	16,256
Madison Strategic Sector Premium Fund[1]	1,236	14,461
JF China Region Fund, Inc.[1]	1,003	14,443
Templeton Dragon Fund, Inc.[1]	428	11,954
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	26	551
Total Closed-End Funds
(Cost $2,366,783)		2,722,349

	Face Amount
REPURCHASE AGREEMENTS††,2 - 20.3%
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	$1,081,986	1,081,986
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	1,081,986	1,081,986
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	1,081,986	1,081,986
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	1,081,986	1,081,986
Total Repurchase Agreements
(Cost $4,327,944)		4,327,944
Total Long Investments - 88.4%
(Cost $16,960,894)		$18,850,580

	Shares
COMMON STOCKS SOLD SHORT† - (34.1)%
Telecommunication Services - (0.1)%
MetroPCS Communications, Inc.*	173	(1,886)
Crown Castle International Corp.*	42	(2,925)
Level 3 Communications, Inc.*	1,131	(22,948)
Total Telecommunication Services		(27,759)
Utilities - (1.9)%
Ameren Corp.	100	(3,502)
CMS Energy Corp.	242	(6,761)
Southern Co.	165	(7,742)
Pepco Holdings, Inc.	454	(9,716)
AGL Resources, Inc.	368	(15,438)
Aqua America, Inc.	506	(15,909)
Dominion Resources, Inc.	281	(16,349)
TECO Energy, Inc.	1,120	(19,958)
Hawaiian Electric Industries, Inc.	872	(24,163)
MDU Resources Group, Inc.	1,017	(25,415)
AES Corp.	2,055	(25,831)
Northeast Utilities	595	(25,859)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (34.1)% (continued)
Utilities - (1.9)% (continued)
Questar Corp.	1,067	$(25,960)
National Fuel Gas Co.	424	(26,012)
FirstEnergy Corp.	619	(26,122)
PG&E Corp.	587	(26,139)
ITC Holdings Corp.	295	(26,332)
CenterPoint Energy, Inc.	1,161	(27,818)
Exelon Corp.	849	(29,274)
Duke Energy Corp.	419	(30,415)
Total Utilities		(414,715)
Materials - (2.0)%
Carpenter Technology Corp.	16	(789)
Owens-Illinois, Inc.*	118	(3,145)
Allegheny Technologies, Inc.	127	(4,027)
Royal Gold, Inc.	63	(4,475)
MeadWestvaco Corp.	159	(5,772)
Scotts Miracle-Gro Co. — Class A	349	(15,091)
Southern Copper Corp.	481	(18,071)
EI du Pont de Nemours & Co.	377	(18,533)
Walter Energy, Inc.	685	(19,523)
Praxair, Inc.	183	(20,412)
Allied Nevada Gold Corp.*	1,426	(23,472)
Albemarle Corp.	383	(23,945)
Martin Marietta Materials, Inc.	242	(24,689)
Sigma-Aldrich Corp.	318	(24,702)
Alcoa, Inc.	2,917	(24,853)
Ecolab, Inc.	324	(25,979)
Aptargroup, Inc.	454	(26,037)
Silgan Holdings, Inc.	559	(26,413)
Sealed Air Corp.	1,125	(27,124)
Newmont Mining Corp.	660	(27,647)
Tahoe Resources, Inc.*	1,645	(28,936)
Compass Minerals International, Inc.	378	(29,823)
Total Materials		(423,458)
Consumer Staples - (2.0)%
Philip Morris International, Inc.	18	(1,669)
Kellogg Co.	47	(3,028)
Herbalife Ltd.	100	(3,745)
Dr Pepper Snapple Group, Inc.	106	(4,977)
Kroger Co.	189	(6,263)
Estee Lauder Companies, Inc. — Class A	122	(7,812)
Altria Group, Inc.	436	(14,994)
Colgate-Palmolive Co.	149	(17,586)
Campbell Soup Co.	419	(19,006)
Hershey Co.	224	(19,607)
Brown-Forman Corp. — Class B	292	(20,849)
Bunge Ltd.	291	(21,485)
Procter & Gamble Co.	318	(24,506)
Monster Beverage Corp.*	530	(25,302)
ConAgra Foods, Inc.	707	(25,318)
PepsiCo, Inc.	324	(25,632)
Coca-Cola Co.	642	(25,962)
Mead Johnson Nutrition Co. — Class A	336	(26,023)
Hillshire Brands Co.	754	(26,503)
Sysco Corp.	760	(26,729)
Hormel Foods Corp.	654	(27,023)
Fresh Market, Inc.*	648	(27,715)
Avon Products, Inc.	1,484	(30,763)
Total Consumer Staples		(432,497)
Health Care - (2.9)%
Warner Chilcott plc — Class A	113	(1,531)
Hospira, Inc.*	71	(2,331)
Bruker Corp.*	183	(3,495)
Gilead Sciences, Inc.*	77	(3,768)
Mylan, Inc.*	136	(3,936)
Eli Lilly & Co.	75	(4,259)
Cerner Corp.*	45	(4,264)
Actavis, Inc.*	48	(4,421)
Bristol-Myers Squibb Co.	111	(4,572)
Varian Medical Systems, Inc.*	82	(5,904)
Onyx Pharmaceuticals, Inc.*	81	(7,198)
Vertex Pharmaceuticals, Inc.*	230	(12,645)
Ariad Pharmaceuticals, Inc.*	771	(13,947)
Incyte Corporation Ltd.*	689	(16,129)
Humana, Inc.	236	(16,310)
BioMarin Pharmaceutical, Inc.*	266	(16,561)
Health Net, Inc.*	591	(16,914)
Alere, Inc.*	689	(17,590)
Allscripts Healthcare Solutions, Inc.*	1,501	(20,398)
Illumina, Inc.*	395	(21,330)
Endo Health Solutions, Inc.*	813	(25,008)
Techne Corp.	371	(25,172)
Forest Laboratories, Inc.*	666	(25,335)
Hologic, Inc.*	1,143	(25,832)
Salix Pharmaceuticals Ltd.*	513	(26,255)
Teleflex, Inc.	312	(26,367)
Boston Scientific Corp.*	3,383	(26,421)
Johnson & Johnson	330	(26,905)
Aetna, Inc.	4,117	(210,461)
Total Health Care		(615,259)
Energy - (3.3)%
QEP Resources, Inc.	35	(1,114)
Cabot Oil & Gas Corp.	29	(1,961)
Newfield Exploration Co.*	106	(2,377)
Peabody Energy Corp.	125	(2,644)
Baker Hughes, Inc.	80	(3,713)
Oil States International, Inc.*	48	(3,915)
Schlumberger Ltd.	53	(3,969)
Occidental Petroleum Corp.	51	(3,997)
Equities Corp.	59	(3,997)
Halliburton Co.	99	(4,001)
Cameron International Corp.*	64	(4,173)
Marathon Oil Corp.	124	(4,181)
Exxon Mobil Corp.	47	(4,235)
Diamond Offshore Drilling, Inc.	61	(4,243)
National Oilwell Varco, Inc.	61	(4,316)
Cimarex Energy Co.	253	(19,086)
Alpha Natural Resources, Inc.*	2,746	(22,545)
Kosmos Energy Ltd.*	2,104	(23,775)
Chesapeake Energy Corp.	1,184	(24,165)
Southwestern Energy Co.*	672	(25,039)
SM Energy Co.	430	(25,465)
Range Resources Corp.	318	(25,771)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (34.1)% (continued)
Energy - (3.3)% (continued)
Cobalt International Energy, Inc.*	925	$(26,085)
CONSOL Energy, Inc.	784	(26,381)
Dresser-Rand Group, Inc.*	436	(26,884)
Ultra Petroleum Corp.*	1,373	(27,597)
FMC Technologies, Inc.*	570	(31,002)
LinnCo LLC	2,911	(113,675)
Kinder Morgan Energy Partners, LP	2,574	(231,068)
Total Energy		(701,374)
Industrials - (3.4)%
MSC Industrial Direct Company, Inc. — Class A	18	(1,544)
United Parcel Service, Inc. — Class B	23	(1,976)
Nordson Corp.	59	(3,891)
United Technologies Corp.	65	(6,073)
Fluor Corp.	147	(9,751)
Emerson Electric Co.	177	(9,889)
J.B. Hunt Transport Services, Inc.	171	(12,736)
Joy Global, Inc.	247	(14,701)
Matson, Inc.	615	(15,129)
Harsco Corp.	659	(16,323)
Landstar System, Inc.	287	(16,385)
United Continental Holdings, Inc.*	520	(16,645)
Towers Watson & Co. — Class A	250	(17,330)
KBR, Inc.	548	(17,579)
Cummins, Inc.	165	(19,109)
UTI Worldwide, Inc.	1,348	(19,519)
Navistar International Corp.*	589	(20,362)
GrafTech International Ltd.*	2,793	(21,450)
Clean Harbors, Inc.*	371	(21,551)
CSX Corp.	913	(22,487)
Deere & Co.	271	(23,301)
Expeditors International of Washington, Inc.	654	(23,354)
Babcock & Wilcox Co.	825	(23,438)
CH Robinson Worldwide, Inc.	401	(23,843)
SPX Corp.	306	(24,162)
WW Grainger, Inc.	108	(24,298)
Donaldson Company, Inc.	678	(24,537)
Precision Castparts Corp.	130	(24,651)
Pall Corp.	365	(24,955)
Stericycle, Inc.*	236	(25,058)
3M Co.	236	(25,089)
Colfax Corp.*	542	(25,225)
General Dynamics Corp.	365	(25,736)
Pentair Ltd.	489	(25,795)
ITT Corp.	913	(25,957)
Rockwell Collins, Inc.	413	(26,069)
Iron Mountain, Inc.	725	(26,325)
Lockheed Martin Corp.	277	(26,736)
Total Industrials		(732,959)
Consumer Discretionary - (3.7)%
NVR, Inc.*	1	(1,080)
Hyatt Hotels Corp. — Class A*	59	(2,551)
Yum! Brands, Inc.	53	(3,813)
McDonald's Corp.	41	(4,087)
Michael Kors Holdings Ltd.*	72	(4,089)
Big Lots, Inc.*	116	(4,091)
Kohl's Corp.	89	(4,106)
Apollo Group, Inc. — Class A*	245	(4,261)
Target Corp.	63	(4,312)
Dollar General Corp.*	87	(4,400)
Dollar Tree, Inc.*	92	(4,456)
NIKE, Inc. — Class B	94	(5,547)
Guess?, Inc.	236	(5,860)
Nordstrom, Inc.	124	(6,849)
Gentex Corp.	354	(7,084)
DeVry, Inc.	226	(7,175)
Wynn Resorts Ltd.	59	(7,384)
Staples, Inc.	554	(7,440)
Chipotle Mexican Grill, Inc. — Class A*	29	(9,450)
Groupon, Inc. — Class A*	1,585	(9,700)
Netflix, Inc.*	53	(10,039)
Coach, Inc.	236	(11,798)
Fossil, Inc.*	130	(12,558)
DISH Network Corp. — Class A	354	(13,417)
Washington Post Co. — Class B	31	(13,857)
International Game Technology	955	(15,758)
Clear Channel Outdoor Holdings, Inc. — Class A*	2,121	(15,886)
Visteon Corp.*	283	(16,329)
Morningstar, Inc.	235	(16,431)
Tupperware Brands Corp.	204	(16,675)
Cablevision Systems Corp. — Class A	1,169	(17,488)
Tempur-Pedic International, Inc.*	360	(17,867)
Starbucks Corp.	324	(18,455)
DreamWorks Animation SKG, Inc. — Class A*	987	(18,714)
Marriott International, Inc. — Class A	457	(19,299)
L Brands, Inc.	448	(20,008)
Amazon.com, Inc.*	88	(23,451)
Urban Outfitters, Inc.*	613	(23,748)
Tiffany & Co.	360	(25,035)
CarMax, Inc.*	607	(25,312)
Choice Hotels International, Inc.	601	(25,428)
Las Vegas Sands Corp.	460	(25,921)
Wendy's Co.	4,591	(26,031)
Family Dollar Stores, Inc.	501	(29,585)
H&R Block, Inc.	1,078	(31,715)
Liberty Global, Inc.*	1,133	(77,758)
Liberty Global, Inc. — Class A*	1,518	(111,421)
Total Consumer Discretionary		(787,719)
Information Technology - (4.8)%
Ingram Micro, Inc. — Class A*	35	(689)
Teradyne, Inc.*	168	(2,725)
Western Union Co.	224	(3,369)
Oracle Corp.	117	(3,784)
Texas Instruments, Inc.	107	(3,796)
Freescale Semiconductor Ltd.*	260	(3,871)
F5 Networks, Inc.*	44	(3,920)
Red Hat, Inc.*	79	(3,994)
Lam Research Corp.*	97	(4,022)
Microsoft Corp.	149	(4,263)
Skyworks Solutions, Inc.*	195	(4,296)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (34.1)% (continued)
Information Technology - (4.8)% (continued)
Broadcom Corp. — Class A	124	$(4,299)
Cree, Inc.*	80	(4,377)
Cognizant Technology Solutions Corp. — Class A*	71	(5,439)
Microchip Technology, Inc.	165	(6,065)
Riverbed Technology, Inc.*	435	(6,486)
Linear Technology Corp.	195	(7,482)
Marvell Technology Group Ltd.	726	(7,681)
Automatic Data Processing, Inc.	130	(8,453)
VeriFone Systems, Inc.*	413	(8,541)
Zynga, Inc. — Class A*	2,852	(9,583)
MICROS Systems, Inc.*	218	(9,921)
Stratasys Ltd.*	136	(10,094)
FactSet Research Systems, Inc.	130	(12,038)
Citrix Systems, Inc.*	174	(12,556)
LinkedIn Corp. — Class A*	82	(14,437)
Lender Processing Services, Inc.	601	(15,301)
NetApp, Inc.*	509	(17,387)
NCR Corp.*	772	(21,276)
JDS Uniphase Corp.*	1,632	(21,820)
Juniper Networks, Inc.*	1,220	(22,619)
Rovi Corp.*	1,084	(23,208)
AVX Corp.	2,116	(25,180)
Solera Holdings, Inc.	436	(25,432)
Altera Corp.	719	(25,503)
VMware, Inc. — Class A*	325	(25,636)
Cypress Semiconductor Corp.	2,328	(25,678)
PMC - Sierra, Inc.*	3,813	(25,890)
ON Semiconductor Corp.*	3,135	(25,958)
Visa, Inc. — Class A	153	(25,986)
Paychex, Inc.	742	(26,022)
Global Payments, Inc.	530	(26,320)
Broadridge Financial Solutions, Inc.	1,068	(26,529)
SanDisk Corp.*	483	(26,565)
Advanced Micro Devices, Inc.*	10,675	(27,221)
Micron Technology, Inc.*	2,768	(27,625)
Informatica Corp.*	803	(27,679)
Polycom, Inc.*	2,522	(27,944)
SAIC, Inc.	2,074	(28,103)
Salesforce.com, Inc.*	158	(28,255)
Atmel Corp.*	4,569	(31,800)
Hewlett-Packard Co.	1,400	(33,377)
ASML Holding N.V. — Class G	2,738	(186,211)
Total Information Technology		(1,016,706)
Financials - (10.0)%
New York Community Bancorp, Inc.	71	(1,019)
American Express Co.	18	(1,214)
BioMed Realty Trust, Inc.	71	(1,534)
Investors Bancorp, Inc.	164	(3,080)
AvalonBay Communities, Inc.	34	(4,307)
Franklin Resources, Inc.	35	(5,278)
T. Rowe Price Group, Inc.	77	(5,765)
East West Bancorp, Inc.	289	(7,419)
Realty Income Corp.	165	(7,483)
UDR, Inc.	342	(8,273)
SCBT Financial Corp.	197	(9,929)
Commerce Bancshares, Inc.	253	(10,330)
CBRE Group, Inc. — Class A*	413	(10,428)
Howard Hughes Corp.*	137	(11,482)
TFS Financial Corp.*	1,127	(12,205)
BRE Properties, Inc.	253	(12,316)
Lazard Ltd. — Class A	379	(12,935)
Boston Properties, Inc.	130	(13,138)
Bank of Hawaii Corp.	271	(13,770)
Morgan Stanley	678	(14,902)
SEI Investments Co.	560	(16,156)
E*TRADE Financial Corp.*	1,576	(16,879)
Forest City Enterprises, Inc. — Class A*	977	(17,361)
Corporate Office Properties Trust	660	(17,609)
StanCorp Financial Group, Inc.	430	(18,387)
Mercury General Corp.	499	(18,927)
Interactive Brokers Group, Inc. — Class A	1,313	(19,577)
Moody's Corp.	371	(19,782)
Chubb Corp.	230	(20,132)
CIT Group, Inc.*	477	(20,740)
Corrections Corporation of America	595	(23,247)
Weyerhaeuser Co.	754	(23,661)
First Horizon National Corp.	2,269	(24,233)
SL Green Realty Corp.	283	(24,369)
MetLife, Inc.	648	(24,637)
Alexandria Real Estate Equities, Inc.	348	(24,701)
First Citizens BancShares, Inc. — Class A	136	(24,847)
Piedmont Office Realty Trust, Inc. — Class A	1,273	(24,938)
CME Group, Inc. — Class A	407	(24,986)
Prudential Financial, Inc.	424	(25,012)
TD Ameritrade Holding Corp.	1,214	(25,033)
Valley National Bancorp	2,452	(25,108)
Mack-Cali Realty Corp.	878	(25,120)
Vornado Realty Trust	301	(25,176)
MSCI, Inc. — Class A*	742	(25,176)
Charles Schwab Corp.	1,432	(25,332)
ProAssurance Corp.	536	(25,369)
Cullen/Frost Bankers, Inc.	407	(25,450)
American Campus Communities, Inc.	566	(25,662)
Aon plc	419	(25,769)
Progressive Corp.	1,020	(25,775)
Duke Realty Corp.	1,520	(25,809)
Assured Guaranty Ltd.	1,255	(25,866)
SVB Financial Group*	365	(25,893)
Marsh & McLennan Companies, Inc.	683	(25,934)
Leucadia National Corp.	949	(26,031)
Equity Lifestyle Properties, Inc.	342	(26,266)
Brown & Brown, Inc.	821	(26,305)
TCF Financial Corp.	1,785	(26,704)
Plum Creek Timber Company, Inc.	513	(26,779)
First Niagara Financial Group, Inc.	3,035	(26,890)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (34.1)% (continued)
Financials - (10.0)% (continued)
Legg Mason, Inc.	837	$(26,910)
Arthur J Gallagher & Co.	654	(27,016)
United Bankshares, Inc.	3,430	(91,272)
FirstMerit Corp.	7,696	(127,215)
M&T Bank Corp.	2,161	(222,928)
IntercontinentalExchange, Inc.*	1,436	(234,168)
Markel Corp.*	524	(263,833)
Total Financials		(2,131,777)
Total Common Stock Sold Short
(Proceeds $6,640,927)		(7,284,223)
EXCHANGE TRADED FUNDS SOLD SHORT† - (12.3)%
iShares Barclays MBS Bond Fund	21	(2,267)
Market Vectors Russia ETF	102	(2,828)
iShares MSCI Thailand Capped Investable Market Index Fund	34	(3,097)
iShares MSCI BRIC Index Fund	117	(4,545)
iShares MSCI EAFE Index Fund	94	(5,544)
iShares MSCI France Index Fund	343	(7,961)
iShares MSCI Germany Index Fund	428	(10,473)
iShares MSCI Spain Capped Index Fund	383	(10,839)
iShares MSCI Hong Kong Index Fund	607	(12,043)
iShares MSCI EMU Index Fund	382	(12,472)
Market Vectors Gold Miners ETF	405	(15,329)
iShares MSCI Netherlands Investable Market Index Fund	762	(15,690)
iShares MSCI Taiwan Index Fund	1,282	(17,102)
PowerShares Emerging Markets Sovereign Debt Portfolio	590	(17,570)
iShares FTSE China 25 Index Fund	503	(18,561)
iShares JPMorgan USD Emerging Markets Bond Fund	167	(19,617)
iShares Barclays 20+ Year Treasury Bond Fund	190	(22,374)
iShares Barclays 3-7 Year Treasury Bond Fund	194	(23,957)
iShares MSCI South Africa Index Fund	407	(25,987)
iShares iBoxx Investment Grade Corporate Bond Fund	257	(30,814)
iShares Barclays 7-10 Year Treasury Bond Fund	299	(32,095)
iShares MSCI Canada Index Fund	1,325	(37,776)
Powershares QQQ Trust Series 1	792	(54,624)
iShares Barclays TIPS Bond Fund	468	(56,745)
iShares MSCI Italy Capped Index Fund	4,978	(58,740)
iShares Core Total US Bond Market ETF	741	(82,051)
iShares Dow Jones US Real Estate Index Fund	1,220	(84,766)
SPDR Barclays High Yield Bond ETF	2,372	(97,513)
iShares MSCI Brazil Capped Index Fund	2,316	(126,176)
iShares MSCI Japan Index Fund	12,702	(137,182)
iShares Russell 2000 Index Fund	2,374	(223,773)
SPDR S&P 500 ETF Trust	2,067	(323,589)
iShares Russell 1000 Growth Index Fund	5,641	(402,316)
iShares Russell 1000 Value Index Fund	7,600	(616,892)
Total Exchange Traded Funds Sold Short
(Proceeds $2,365,876)		(2,613,308)
EXCHANGE TRADED NOTES SOLD SHORT† - (0.2)%
iPath MSCI India Index ETN*	735	(42,013)
Total Exchange Traded Notes Sold Short
(Proceeds $39,309)		(42,013)
Total Securities Sold Short- (46.6)%
(Proceeds $9,046,112)		$(9,939,544)
Other Assets & Liabilities, net - 58.2%		12,406,476
Total Net Assets - 100.0%		$21,317,512

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $861,750)	9	$49,514
June 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $259,232)	2	30,289
September 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $287,560)	7	12,390
December 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $1,134,250)	26	9,858
December 2013 Soybean Oil Futures Contracts (Aggregate Value of Contracts $835,800)	28	(1,923)
October 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $819,554)	7	(4,498)
August 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $912,900)	51	(7,175)
April 2014 Natural Gas Futures Contracts (Aggregate Value of Contracts $813,800)	20	(8,235)
June 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $579,250)	35	(13,388)
July 2013 Wheat Futures Contracts (Aggregate Value of Contracts $829,800)	24	(14,493)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
June 2013 Heating Oil Futures Contracts (Aggregate Value of Contracts $891,143)	7	$(27,664)
May 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $889,200)	57	(41,974)
June 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $845,920)	17	(43,177)
July 2013 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $808,456)	17	(46,736)
October 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $819,500)	25	(55,476)
September 2013 Corn Futures Contracts (Aggregate Value of Contracts $900,800)	32	(102,899)
(Total Aggregate Value of Contracts $12,488,915)		$(265,587)
COMMODITY FUTURES CONTRACTS SOLD SHORT†
April 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $858,000)	60	$74,753
June 2013 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $1,291,781)	27	67,709
June 2013 Lean Hogs Futures Contracts (Aggregate Value of Contracts $1,387,379)	38	62,708
May 2013 Heating Oil Futures Contracts (Aggregate Value of Contracts $1,150,934)	9	29,653
May 2013 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $784,728)	6	26,026
December 2013 Wheat Futures Contracts (Aggregate Value of Contracts $820,813)	23	12,244
May 2013 LME Zinc Futures Contracts (Aggregate Value of Contracts $329,656)	7	11,572
July 2013 CBOE VIX Index Futures Contracts (Aggregate Value of Contracts $918,490)	53	9,899
December 2013 Natural Gas Futures Contracts (Aggregate Value of Contracts $822,320)	19	5,748
May 2013 Copper Futures Contracts (Aggregate Value of Contracts $170,225)	2	5,687
May 2013 LME Nickel Futures Contracts (Aggregate Value of Contracts $199,512)	2	5,513
May 2013 Wheat Futures Contracts (Aggregate Value of Contracts $68,875)	2	4,671
May 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $177,610)	9	4,035
June 2013 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $319,380)	2	3,854
October 2013 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,708,079)	33	2,118
July 2013 Soybean Futures Contracts (Aggregate Value of Contracts $1,087,992)	36	2,052
May 2013 Silver Futures Contracts (Aggregate Value of Contracts $141,675)	1	1,882
May 2013 Cocoa Futures Contracts (Aggregate Value of Contracts $173,360)	8	(268)
May 2013 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $358,313)	7	(474)
March 2013 LME Lead Futures Contracts (Aggregate Value of Contracts $158,344)	3	(573)
July 2013 Corn Futures Contracts (Aggregate Value of Contracts $845,000)	25	(1,942)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
July 2013 Cotton #2 Futures Contracts (Aggregate Value of Contracts $852,720)	19	$(9,860)
June 2013 WTI Crude Futures Contracts (Aggregate Value of Contracts $973,500)	10	(37,716)
(Total Aggregate Value of Contracts $15,598,686)		$279,291

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at March 28, 2013.
[2]	Repurchase Agreements — See Note 3.

ADR — American Depositary Receipt

plc — Public Limited Company

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 86.8%
Information Technology - 52.9%
Apple, Inc.	9,367	$4,146,115
Microsoft Corp.	83,572	2,390,995
Google, Inc. — Class A*	2,671	2,120,855
Oracle Corp.	47,238	1,527,677
QUALCOMM, Inc.	17,138	1,147,389
Cisco Systems, Inc.	53,209	1,112,600
Intel Corp.	49,343	1,078,145
eBay, Inc.*	12,938	701,498
Facebook, Inc. — Class A*	16,805	429,872
Texas Instruments, Inc.	11,025	391,167
Automatic Data Processing, Inc.	4,836	314,436
Yahoo!, Inc.*	11,799	277,630
Dell, Inc.	17,354	248,683
Baidu, Inc. ADR*	2,747	240,912
Cognizant Technology Solutions Corp. — Class A*	3,006	230,290
Adobe Systems, Inc.*	4,980	216,680
Intuit, Inc.	2,958	194,193
Broadcom Corp. — Class A	5,164	179,036
Symantec Corp.*	6,880	169,798
Activision Blizzard, Inc.	11,113	161,916
Applied Materials, Inc.	11,979	161,477
Analog Devices, Inc.	3,061	142,306
Citrix Systems, Inc.*	1,858	134,073
SanDisk Corp.*	2,420	133,100
Seagate Technology plc	3,578	130,812
Paychex, Inc.	3,627	127,199
NetApp, Inc.*	3,596	122,839
Western Digital Corp.	2,406	120,974
Fiserv, Inc.*	1,337	117,429
CA, Inc.	4,554	114,624
Altera Corp.	3,194	113,291
Equinix, Inc.*	490	105,992
Micron Technology, Inc.*	10,189	101,686
Xilinx, Inc.	2,619	99,967
Check Point Software Technologies Ltd.*	2,041	95,907
Maxim Integrated Products, Inc.	2,913	95,109
Autodesk, Inc.*	2,229	91,924
Linear Technology Corp.	2,328	89,325
Avago Technologies Ltd.	2,460	88,363
KLA-Tencor Corp.	1,663	87,707
NVIDIA Corp.	6,240	79,997
Microchip Technology, Inc.	1,947	71,572
F5 Networks, Inc.*	782	69,661
BMC Software, Inc.*	1,421	65,835
Nuance Communications, Inc.*	3,158	63,728
Akamai Technologies, Inc.*	1,770	62,463
Total Information Technology		19,967,247
Consumer Discretionary - 15.1%
Amazon.com, Inc.*	4,537	1,209,066
Comcast Corp. — Class A	21,172	889,435
News Corp. — Class A	15,237	465,033
Starbucks Corp.	7,481	426,118
Priceline.com, Inc.*	494	339,837
DIRECTV*	5,724	324,035
Viacom, Inc. — Class B	4,437	273,186
Sirius XM Radio, Inc.	65,445	201,571
Mattel, Inc.	3,444	150,813
Bed Bath & Beyond, Inc.*	2,260	145,589
Ross Stores, Inc.	2,214	134,213
Virgin Media, Inc.	2,683	131,387
Wynn Resorts Ltd.	1,012	126,662
Discovery Communications, Inc. — Class A*	1,448	114,016
O'Reilly Automotive, Inc.*	1,109	113,728
Dollar Tree, Inc.*	2,263	109,597
Liberty Interactive Corp. — Class A*	5,112	109,295
Liberty Global, Inc. — Class A*	1,412	103,641
Staples, Inc.	6,724	90,303
Expedia, Inc.	1,225	73,512
Garmin Ltd.	1,950	64,428
Fossil, Inc.*	589	56,897
Sears Holdings Corp.*,1	1,059	52,918
Total Consumer Discretionary		5,705,280
Health Care - 11.5%
Amgen, Inc.	7,478	766,570
Gilead Sciences, Inc.*	15,194	743,442
Celgene Corp.*	4,183	484,852
Express Scripts Holding Co.*	8,166	470,770
Biogen Idec, Inc.*	2,353	453,917
Intuitive Surgical, Inc.*	396	194,511
Alexion Pharmaceuticals, Inc.*	1,945	179,212
Regeneron Pharmaceuticals, Inc.*	960	169,344
Cerner Corp.*	1,716	162,591
Vertex Pharmaceuticals, Inc.*	2,173	119,472
Mylan, Inc.*	3,952	114,371
Perrigo Co.	939	111,487
Life Technologies Corp.*	1,704	110,130
Catamaran Corp.*	2,048	108,605
Henry Schein, Inc.*	881	81,537
DENTSPLY International, Inc.	1,431	60,703
Total Health Care		4,331,514
Consumer Staples - 4.1%
Mondelez International, Inc. — Class A	17,745	543,175
Costco Wholesale Corp.	4,349	461,472
Kraft Foods Group, Inc.	5,910	304,542
Whole Foods Market, Inc.	1,845	160,054
Monster Beverage Corp.*	1,658	79,153
Total Consumer Staples		1,548,396
Industrials - 1.8%
PACCAR, Inc.	3,522	178,073
Fastenal Co.	2,964	152,201
Verisk Analytics, Inc. — Class A*	1,691	104,216
CH Robinson Worldwide, Inc.	1,614	95,969
Stericycle, Inc.*	863	91,633
Expeditors International of Washington, Inc.	2,062	73,634
Total Industrials		695,726
Telecommunication Services - 1.0%
Vodafone Group plc ADR	9,833	279,356
SBA Communications Corp. — Class A*	1,268	91,321
Total Telecommunication Services		370,677

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 86.8% (continued)
Materials - 0.4%
Sigma-Aldrich Corp.	1,209	$93,915
Randgold Resources Ltd. ADR	494	42,474
Total Materials		136,389
Total Common Stocks
(Cost $12,767,530)		32,755,229
	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.6%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[3]	$222,849	222,849
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	126,399	126,399
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	126,399	126,399
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	126,399	126,399
Total Repurchase Agreements
(Cost $602,046)		602,046
SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	16,220	16,220
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	12,760	12,760
Total Securities Lending Collateral
(Cost $28,980)		28,980
Total Investments - 88.5%
(Cost $13,398,556)		$33,386,255
Other Assets & Liabilities, net - 11.5%		4,348,912
Total Net Assets - 100.0%		$37,735,167

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $2,698,800)	48	$(1,617)

	Units
EQUITY INDEX SWAP AGREEMENTS††,5
Credit Suisse Capital, LLC April 2013 NASDAQ-100 Index Swap, Terminating 04/30/13 (Notional Value $1,233,471)	438	$3,829
Goldman Sachs International April 2013 NASDAQ-100 Index Swap, Terminating 04/29/13 (Notional Value $665,305)	236	2,938
Barclays Bank plc April 2013 NASDAQ-100 Index Swap, Terminating 04/30/13 (Notional Value $409,849)	145	1,245
(Total Notional Value $2,308,625)		$8,012

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 28, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 73.7%
Information Technology - 45.0%
Apple, Inc.	7,561	$3,346,725
Microsoft Corp.	67,447	1,929,659
Google, Inc. — Class A*	2,156	1,711,929
Oracle Corp.	38,121	1,232,833
QUALCOMM, Inc.	13,830	925,918
Cisco Systems, Inc.	42,934	897,750
Intel Corp.	39,826	870,199
eBay, Inc.*	10,440	566,057
Facebook, Inc. — Class A*	13,561	346,890
Texas Instruments, Inc.	8,896	315,631
Automatic Data Processing, Inc.	3,905	253,903
Yahoo!, Inc.*	9,523	224,076
Dell, Inc.	13,999	200,606
Baidu, Inc. ADR*	2,211	193,905
Cognizant Technology Solutions Corp. — Class A*	2,430	186,162
Adobe Systems, Inc.*	4,018	174,824
Intuit, Inc.	2,385	156,575
Broadcom Corp. — Class A	4,173	144,678
Symantec Corp.*	5,549	136,949
Activision Blizzard, Inc.	8,968	130,664
Applied Materials, Inc.	9,663	130,257
Analog Devices, Inc.	2,460	114,365
Citrix Systems, Inc.*	1,501	108,312
SanDisk Corp.*	1,947	107,085
Seagate Technology plc	2,890	105,658
Paychex, Inc.	2,929	102,720
NetApp, Inc.*	2,902	99,132
Western Digital Corp.	1,938	97,443
Fiserv, Inc.*	1,075	94,417
CA, Inc.	3,671	92,399
Altera Corp.	2,575	91,335
Equinix, Inc.*	390	84,361
Micron Technology, Inc.*	8,228	82,115
Xilinx, Inc.	2,106	80,386
Check Point Software Technologies Ltd.*	1,649	77,487
Maxim Integrated Products, Inc.	2,355	76,891
Autodesk, Inc.*	1,800	74,232
Linear Technology Corp.	1,875	71,944
Avago Technologies Ltd.	1,983	71,229
KLA-Tencor Corp.	1,338	70,566
NVIDIA Corp.	5,031	64,497
Microchip Technology, Inc.	1,573	57,823
F5 Networks, Inc.*	633	56,388
BMC Software, Inc.*	1,151	53,326
Nuance Communications, Inc.*	2,544	51,338
Akamai Technologies, Inc.*	1,429	50,429
Total Information Technology		16,112,068
Consumer Discretionary - 12.8%
Amazon.com, Inc.*	3,660	975,353
Comcast Corp. — Class A	17,089	717,910
News Corp. — Class A	12,293	375,183
Starbucks Corp.	6,032	343,583
Priceline.com, Inc.*	400	275,172
DIRECTV*	4,615	261,255
Viacom, Inc. — Class B	3,574	220,051
Sirius XM Radio, Inc.	52,814	162,667
Mattel, Inc.	2,774	121,473
Bed Bath & Beyond, Inc.*	1,821	117,309
Ross Stores, Inc.	1,791	108,570
Virgin Media, Inc.	2,169	106,216
Wynn Resorts Ltd.	812	101,630
Discovery Communications, Inc. — Class A*	1,169	92,047
O'Reilly Automotive, Inc.*	896	91,885
Dollar Tree, Inc.*	1,829	88,578
Liberty Interactive Corp. — Class A*	4,129	88,278
Liberty Global, Inc. — Class A*	1,138	83,529
Staples, Inc.	5,426	72,871
Expedia, Inc.	987	59,230
Garmin Ltd.	1,575	52,038
Fossil, Inc.*	478	46,175
Sears Holdings Corp.*,1	857	42,824
Total Consumer Discretionary		4,603,827
Health Care - 9.7%
Amgen, Inc.	6,026	617,724
Gilead Sciences, Inc.*	12,259	599,833
Celgene Corp.*	3,372	390,849
Express Scripts Holding Co.*	6,591	379,971
Biogen Idec, Inc.*	1,903	367,108
Intuitive Surgical, Inc.*	319	156,690
Alexion Pharmaceuticals, Inc.*	1,572	144,844
Regeneron Pharmaceuticals, Inc.*	768	135,475
Cerner Corp.*	1,387	131,418
Vertex Pharmaceuticals, Inc.*	1,750	96,215
Mylan, Inc.*	3,185	92,174
Perrigo Co.	757	89,879
Life Technologies Corp.*	1,372	88,672
Catamaran Corp.*	1,654	87,712
Henry Schein, Inc.*	705	65,248
DENTSPLY International, Inc.	1,150	48,783
Total Health Care		3,492,595
Consumer Staples - 3.5%
Mondelez International, Inc. — Class A	14,319	438,304
Costco Wholesale Corp.	3,505	371,916
Kraft Foods Group, Inc.	4,760	245,283
Whole Foods Market, Inc.	1,492	129,431
Monster Beverage Corp.*	1,335	63,733
Total Consumer Staples		1,248,667
Industrials - 1.6%
PACCAR, Inc.	2,846	143,893
Fastenal Co.	2,389	122,675
Verisk Analytics, Inc. — Class A*	1,350	83,201
CH Robinson Worldwide, Inc.	1,299	77,238
Stericycle, Inc.*	693	73,583
Expeditors International of Washington, Inc.	1,663	59,386
Total Industrials		559,976
Telecommunication Services - 0.8%
Vodafone Group plc ADR	7,933	225,377
SBA Communications Corp. — Class A*	1,020	73,460
Total Telecommunication Services		298,837

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 73.7% (continued)
Materials - 0.3%
Sigma-Aldrich Corp.	970	$75,350
Randgold Resources Ltd. ADR	402	34,564
Total Materials		109,914
Total Common Stocks
(Cost $17,821,352)		26,425,884
	Face Amount
REPURCHASE AGREEMENTS††,2 - 24.4%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[3]	$6,290,534	6,290,534
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	818,266	818,266
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	818,266	818,266
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	818,266	818,266
Total Repurchase Agreements
(Cost $8,745,332)		8,745,332
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	7,676	7,676
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	6,038	6,038
Total Securities Lending Collateral
(Cost $13,714)		13,714
Total Investments - 98.1%
(Cost $26,580,398)		$35,184,930
Other Assets & Liabilities, net - 1.9%		676,313
Total Net Assets - 100.0%		$35,861,243

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $14,449,825)	257	$157,160

	Units
EQUITY INDEX SWAP AGREEMENTS††, 5
Goldman Sachs International April 2013 NASDAQ-100 Index Swap, Terminating 04/29/13 (Notional Value $19,092,704)	6,774	$84,357
Credit Suisse Capital, LLC April 2013 NASDAQ-100 Index Swap, Terminating 04/30/13 (Notional Value $10,964,896)	3,890	34,033
Barclays Bank plc April 2013 NASDAQ-100 Index Swap, Terminating 04/30/13 (Notional Value $873,022)	310	2,653
(Total Notional Value $30,930,622)		$121,043

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 28, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 71.2%
Information Technology - 12.9%
Apple, Inc.	1,442	$638,271
International Business Machines Corp.	1,610	343,413
Microsoft Corp.	11,586	331,475
Google, Inc. — Class A*	410	325,551
Oracle Corp.	5,675	183,530
QUALCOMM, Inc.	2,638	176,614
Cisco Systems, Inc.	8,196	171,378
Intel Corp.	7,601	166,081
Visa, Inc. — Class A	793	134,683
eBay, Inc.*	1,798	97,488
Mastercard, Inc. — Class A	162	87,663
EMC Corp.*	3,235	77,285
Accenture plc — Class A	994	75,514
Hewlett-Packard Co.	3,001	71,544
Texas Instruments, Inc.	1,698	60,245
Automatic Data Processing, Inc.	744	48,375
Salesforce.com, Inc.*	204	36,480
Cognizant Technology Solutions Corp. — Class A*	460	35,241
Yahoo!, Inc.*	1,489	35,036
Adobe Systems, Inc.*	766	33,329
Dell, Inc.	2,248	32,214
Corning, Inc.	2,262	30,153
Broadcom Corp. — Class A	807	27,979
Intuit, Inc.	426	27,967
Motorola Solutions, Inc.	424	27,149
TE Connectivity Ltd.	646	27,087
Symantec Corp.*	1,059	26,136
Applied Materials, Inc.	1,843	24,844
Analog Devices, Inc.	470	21,850
Citrix Systems, Inc.*	286	20,638
SanDisk Corp.*	368	20,240
NetApp, Inc.*	558	19,061
Amphenol Corp. — Class A	245	18,289
Seagate Technology plc	491	17,951
Fiserv, Inc.*	204	17,917
Fidelity National Information Services, Inc.	451	17,869
Paychex, Inc.	497	17,430
Altera Corp.	491	17,416
Western Digital Corp.	333	16,743
Xerox Corp.	1,881	16,177
Micron Technology, Inc.*	1,568	15,649
Xilinx, Inc.	402	15,344
Teradata Corp.*	255	14,920
Red Hat, Inc.*	295	14,915
Juniper Networks, Inc.*	789	14,628
Autodesk, Inc.*	344	14,187
Linear Technology Corp.	362	13,890
KLA-Tencor Corp.	255	13,449
Western Union Co.	874	13,145
CA, Inc.	512	12,887
NVIDIA Corp.	956	12,256
Computer Sciences Corp.	234	11,520
VeriSign, Inc.*	234	11,064
Microchip Technology, Inc.	297	10,918
F5 Networks, Inc.*	121	10,779
Lam Research Corp.*	250	10,365
Akamai Technologies, Inc.*	272	9,599
BMC Software, Inc.*	202	9,359
Electronic Arts, Inc.*	461	8,160
Harris Corp.	173	8,017
Molex, Inc.	218	6,383
Total System Services, Inc.	245	6,071
SAIC, Inc.	440	5,962
FLIR Systems, Inc.	223	5,800
LSI Corp.*	845	5,729
Jabil Circuit, Inc.	283	5,230
Teradyne, Inc.*	297	4,817
JDS Uniphase Corp.*	357	4,773
First Solar, Inc.*	92	2,480
Advanced Micro Devices, Inc.*,1	934	2,382
Total Information Technology		3,868,984
Financials - 11.3%
Berkshire Hathaway, Inc. — Class B*	2,802	291,968
JPMorgan Chase & Co.	5,878	278,969
Wells Fargo & Co.	7,534	278,682
Citigroup, Inc.	4,669	206,556
Bank of America Corp.	16,629	202,541
American Express Co.	1,477	99,639
Goldman Sachs Group, Inc.	672	98,885
U.S. Bancorp	2,864	97,176
American International Group, Inc.*	2,271	88,160
Simon Property Group, Inc.	485	76,901
MetLife, Inc.	1,686	64,102
PNC Financial Services Group, Inc.	808	53,731
Bank of New York Mellon Corp.	1,788	50,047
BlackRock, Inc. — Class A	192	49,321
Capital One Financial Corp.	893	49,070
Travelers Companies, Inc.	581	48,914
American Tower Corp. — Class A	605	46,537
Morgan Stanley	2,110	46,378
ACE Ltd.	518	46,086
Prudential Financial, Inc.	720	42,473
State Street Corp.	702	41,481
Aflac, Inc.	718	37,350
Allstate Corp.	734	36,017
Chubb Corp.	401	35,100
HCP, Inc.	694	34,603
Discover Financial Services	761	34,123
BB&T Corp.	1,081	33,933
Public Storage	222	33,815
Ventas, Inc.	449	32,867
Franklin Resources, Inc.	217	32,726
Marsh & McLennan Companies, Inc.	843	32,008
Charles Schwab Corp.	1,694	29,967
T. Rowe Price Group, Inc.	394	29,499
Aon plc	479	29,459
CME Group, Inc. — Class A	470	28,853
Prologis, Inc.	716	28,626
Health Care REIT, Inc.	399	27,096
Equity Residential	492	27,090

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 71.2% (continued)
Financials - 11.3% (continued)
Weyerhaeuser Co.	839	$26,328
SunTrust Banks, Inc.	833	23,999
Boston Properties, Inc.	233	23,547
Ameriprise Financial, Inc.	313	23,052
McGraw-Hill Companies, Inc.	431	22,446
AvalonBay Communities, Inc.	175	22,167
Fifth Third Bancorp	1,345	21,937
Vornado Realty Trust	259	21,663
Progressive Corp.	852	21,530
Loews Corp.	476	20,977
M&T Bank Corp.	193	19,910
Invesco Ltd.	678	19,635
Host Hotels & Resorts, Inc.	1,119	19,571
Northern Trust Corp.	334	18,223
Regions Financial Corp.	2,173	17,797
IntercontinentalExchange, Inc.*	108	17,612
Hartford Financial Services Group, Inc.	667	17,209
Moody's Corp.	297	15,836
NYSE Euronext	372	14,374
Principal Financial Group, Inc.	422	14,361
SLM Corp.	697	14,275
KeyCorp	1,420	14,143
Kimco Realty Corp.	624	13,978
XL Group plc — Class A	453	13,726
Lincoln National Corp.	417	13,598
Plum Creek Timber Company, Inc.	253	13,207
Leucadia National Corp.	449	12,316
CBRE Group, Inc. — Class A*	472	11,918
Unum Group	415	11,724
Cincinnati Financial Corp.	231	10,901
Comerica, Inc.	288	10,354
Huntington Bancshares, Inc.	1,294	9,563
Torchmark Corp.	144	8,611
Genworth Financial, Inc. — Class A*	753	7,530
Zions Bancorporation	283	7,072
People's United Financial, Inc.	520	6,989
Apartment Investment & Management Co. — Class A	224	6,868
Hudson City Bancorp, Inc.	734	6,342
NASDAQ OMX Group, Inc.	179	5,782
Legg Mason, Inc.	176	5,658
Assurant, Inc.	120	5,401
E*TRADE Financial Corp.*	393	4,209
First Horizon National Corp.	374	3,994
Total Financials		3,421,082
Health Care - 8.9%
Johnson & Johnson	4,297	350,334
Pfizer, Inc.	11,049	318,874
Merck & Company, Inc.	4,645	205,448
Amgen, Inc.	1,150	117,887
Gilead Sciences, Inc.*	2,340	114,496
Bristol-Myers Squibb Co.	2,516	103,634
AbbVie, Inc.	2,429	99,055
UnitedHealth Group, Inc.	1,574	90,048
Eli Lilly & Co.	1,534	87,116
Abbott Laboratories	2,414	85,262
Celgene Corp.*	644	74,646
Medtronic, Inc.	1,558	73,163
Express Scripts Holding Co.*	1,261	72,696
Biogen Idec, Inc.*	360	69,448
Baxter International, Inc.	839	60,944
Allergan, Inc.	477	53,248
Covidien plc	725	49,184
Thermo Fisher Scientific, Inc.	550	42,069
McKesson Corp.	358	38,650
WellPoint, Inc.	464	30,731
Intuitive Surgical, Inc.*	62	30,454
Stryker Corp.	442	28,836
Becton Dickinson and Co.	298	28,492
Alexion Pharmaceuticals, Inc.*	296	27,273
Cigna Corp.	437	27,256
Aetna, Inc.	504	25,764
Agilent Technologies, Inc.	531	22,286
Cardinal Health, Inc.	527	21,934
Cerner Corp.*	225	21,319
Zimmer Holdings, Inc.	260	19,557
AmerisourceBergen Corp. — Class A	354	18,213
Actavis, Inc.*	192	17,685
Mylan, Inc.*	608	17,596
St. Jude Medical, Inc.	433	17,511
Life Technologies Corp.*	263	16,998
Humana, Inc.	242	16,725
Boston Scientific Corp.*	2,086	16,292
Perrigo Co.	135	16,029
DaVita HealthCare Partners, Inc.*	128	15,180
Edwards Lifesciences Corp.*	175	14,378
Quest Diagnostics, Inc.	243	13,717
Forest Laboratories, Inc.*	357	13,580
Laboratory Corporation of America Holdings*	143	12,899
Waters Corp.*	132	12,396
Varian Medical Systems, Inc.*	167	12,024
CareFusion Corp.*	340	11,897
CR Bard, Inc.	117	11,791
Coventry Health Care, Inc.	203	9,547
DENTSPLY International, Inc.	217	9,205
Hospira, Inc.*	254	8,339
Tenet Healthcare Corp.*	159	7,565
PerkinElmer, Inc.	173	5,820
Patterson Companies, Inc.	128	4,869
Total Health Care		2,690,360
Consumer Discretionary - 8.3%
Comcast Corp. — Class A	4,057	170,434
Home Depot, Inc.	2,299	160,424
Walt Disney Co.	2,773	157,505
McDonald's Corp.	1,537	153,224
Amazon.com, Inc.*	555	147,903
News Corp. — Class A	3,073	93,788
Time Warner, Inc.	1,437	82,800
Ford Motor Co.	6,026	79,242
Target Corp.	996	68,176
NIKE, Inc. — Class B	1,115	65,796
Starbucks Corp.	1,148	65,390
Lowe's Companies, Inc.	1,706	64,692
Priceline.com, Inc.*	77	52,971

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 71.2% (continued)
Consumer Discretionary - 8.3% (continued)
TJX Companies, Inc.	1,126	$52,641
Yum! Brands, Inc.	692	49,782
DIRECTV*	878	49,704
Time Warner Cable, Inc.	454	43,611
Viacom, Inc. — Class B	700	43,099
CBS Corp. — Class B	899	41,975
Johnson Controls, Inc.	1,057	37,069
Discovery Communications, Inc. — Class A*	376	29,606
Macy's, Inc.	605	25,313
Omnicom Group, Inc.	402	23,678
Dollar General Corp.*	464	23,469
Carnival Corp.	683	23,426
Mattel, Inc.	529	23,165
VF Corp.	135	22,646
Bed Bath & Beyond, Inc.*	348	22,418
AutoZone, Inc.*	56	22,219
Coach, Inc.	432	21,596
Ross Stores, Inc.	340	20,611
Delphi Automotive plc	450	19,980
Starwood Hotels & Resorts Worldwide, Inc.	298	18,992
Genuine Parts Co.	238	18,564
Harley-Davidson, Inc.	346	18,442
O'Reilly Automotive, Inc.*	171	17,536
Dollar Tree, Inc.*	348	16,854
L Brands, Inc.	373	16,658
Netflix, Inc.*	86	16,289
The Gap, Inc.	455	16,107
Marriott International, Inc. — Class A	374	15,794
Ralph Lauren Corp. — Class A	93	15,746
Wynn Resorts Ltd.	123	15,394
Chipotle Mexican Grill, Inc. — Class A*	46	14,990
Kohl's Corp.	324	14,946
CarMax, Inc.*	350	14,595
Whirlpool Corp.	119	14,097
Staples, Inc.	1,032	13,859
BorgWarner, Inc.*	178	13,767
Wyndham Worldwide Corp.	210	13,541
PVH Corp.	120	12,817
Nordstrom, Inc.	230	12,703
Tiffany & Co.	181	12,587
H&R Block, Inc.	417	12,268
Newell Rubbermaid, Inc.	438	11,432
Lennar Corp. — Class A	257	10,660
PulteGroup, Inc.*	523	10,586
DR Horton, Inc.	427	10,376
Darden Restaurants, Inc.	199	10,284
PetSmart, Inc.	165	10,247
Best Buy Company, Inc.	409	9,060
TripAdvisor, Inc.*	166	8,718
Family Dollar Stores, Inc.	147	8,680
Expedia, Inc.	142	8,521
Scripps Networks Interactive, Inc. — Class A	132	8,493
Interpublic Group of Companies, Inc.	636	8,287
Fossil, Inc.*	82	7,921
Hasbro, Inc.[1]	176	7,733
Gannett Company, Inc.	352	7,698
Leggett & Platt, Inc.	215	7,263
International Game Technology	405	6,683
Urban Outfitters, Inc.*	165	6,392
Abercrombie & Fitch Co. — Class A	122	5,636
Garmin Ltd.	166	5,484
GameStop Corp. — Class A1	185	5,174
Cablevision Systems Corp. — Class A	330	4,937
Goodyear Tire & Rubber Co.*	377	4,754
Harman International Industries, Inc.	104	4,642
JC Penney Company, Inc.[1]	215	3,249
Washington Post Co. — Class B	6	2,682
Apollo Group, Inc. — Class A*	150	2,609
AutoNation, Inc.*	56	2,450
Total Consumer Discretionary		2,495,550
Consumer Staples - 7.8%
Procter & Gamble Co.	4,195	323,269
Coca-Cola Co.	5,890	238,192
Philip Morris International, Inc.	2,532	234,742
Wal-Mart Stores, Inc.	2,570	192,313
PepsiCo, Inc.	2,368	187,332
Altria Group, Inc.	3,089	106,231
CVS Caremark Corp.	1,892	104,041
Mondelez International, Inc. — Class A	2,736	83,748
Colgate-Palmolive Co.	676	79,788
Costco Wholesale Corp.	672	71,306
Walgreen Co.	1,318	62,842
Kimberly-Clark Corp.	596	58,396
General Mills, Inc.	998	49,211
Kraft Foods Group, Inc.	915	47,150
HJ Heinz Co.	491	35,485
Archer-Daniels-Midland Co.	1,015	34,236
Sysco Corp.	906	31,864
Kroger Co.	797	26,413
Kellogg Co.	384	24,741
Mead Johnson Nutrition Co. — Class A	311	24,087
Lorillard, Inc.	583	23,524
Estee Lauder Companies, Inc. — Class A	367	23,499
Whole Foods Market, Inc.	265	22,989
ConAgra Foods, Inc.	634	22,704
Reynolds American, Inc.	494	21,978
Hershey Co.	229	20,044
Clorox Co.	206	18,237
Brown-Forman Corp. — Class B	233	16,637
JM Smucker Co.	165	16,361
Beam, Inc.	246	15,631
McCormick & Company, Inc.	209	15,372
Coca-Cola Enterprises, Inc.	403	14,879
Dr Pepper Snapple Group, Inc.	313	14,695

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 71.2% (continued)
Consumer Staples - 7.8% (continued)
Avon Products, Inc.	662	$13,723
Campbell Soup Co.	274	12,429
Molson Coors Brewing Co. — Class B	240	11,743
Constellation Brands, Inc. — Class A*	232	11,052
Tyson Foods, Inc. — Class A	436	10,822
Monster Beverage Corp.*	221	10,551
Safeway, Inc.	364	9,591
Hormel Foods Corp.	203	8,388
Dean Foods Co.*	291	5,276
Total Consumer Staples		2,355,512
Energy - 7.8%
Exxon Mobil Corp.	6,886	620,498
Chevron Corp.	2,986	354,797
Schlumberger Ltd.	2,038	152,625
ConocoPhillips	1,878	112,868
Occidental Petroleum Corp.	1,238	97,022
Anadarko Petroleum Corp.	772	67,510
Phillips 66	955	66,821
Halliburton Co.	1,432	57,867
EOG Resources, Inc.	418	53,533
National Oilwell Varco, Inc.	660	46,695
Apache Corp.	599	46,219
Marathon Petroleum Corp.	509	45,606
Williams Companies, Inc.	1,047	39,221
Valero Energy Corp.	853	38,803
Kinder Morgan, Inc.	975	37,713
Marathon Oil Corp.	1,085	36,586
Devon Energy Corp.	580	32,724
Hess Corp.	455	32,583
Baker Hughes, Inc.	683	31,698
Noble Energy, Inc.	272	31,460
Spectra Energy Corp.	1,023	31,457
Pioneer Natural Resources Co.	207	25,720
Cameron International Corp.*	378	24,646
Cabot Oil & Gas Corp.	321	21,703
Ensco plc — Class A	357	21,421
Range Resources Corp.	250	20,260
Southwestern Energy Co.*	542	20,195
FMC Technologies, Inc.*	363	19,744
Murphy Oil Corp.	278	17,717
Chesapeake Energy Corp.	804	16,410
Equities Corp.	235	15,921
Noble Corp.	387	14,764
Tesoro Corp.	211	12,354
CONSOL Energy, Inc.	349	11,744
Denbury Resources, Inc.*	574	10,705
Helmerich & Payne, Inc.	162	9,833
Peabody Energy Corp.	414	8,756
QEP Resources, Inc.	271	8,629
Diamond Offshore Drilling, Inc.	106	7,373
Nabors Industries Ltd.	447	7,250
Rowan Companies plc — Class A*	187	6,612
WPX Energy, Inc.*	305	4,886
Newfield Exploration Co.*	207	4,641
Total Energy		2,345,590
Industrials - 7.2%
General Electric Co.	15,981	369,481
United Technologies Corp.	1,298	121,273
3M Co.	974	103,546
Union Pacific Corp.	720	102,535
United Parcel Service, Inc. — Class B	1,095	94,061
Honeywell International, Inc.	1,209	91,098
Boeing Co.	1,044	89,627
Caterpillar, Inc.	1,007	87,578
Emerson Electric Co.	1,115	62,294
Danaher Corp.	891	55,375
Deere & Co.	599	51,502
Eaton Corporation plc	721	44,161
FedEx Corp.	447	43,895
Precision Castparts Corp.	224	42,475
Lockheed Martin Corp.	409	39,477
Illinois Tool Works, Inc.	638	38,880
CSX Corp.	1,569	38,644
Norfolk Southern Corp.	483	37,230
General Dynamics Corp.	507	35,749
Cummins, Inc.	271	31,385
Raytheon Co.	500	29,395
PACCAR, Inc.	547	27,656
Waste Management, Inc.	677	26,545
Northrop Grumman Corp.	364	25,535
Ingersoll-Rand plc	424	23,324
Tyco International Ltd.	714	22,848
Fastenal Co.	415	21,310
Parker Hannifin Corp.	229	20,972
WW Grainger, Inc.	92	20,698
Stanley Black & Decker, Inc.	246	19,919
Dover Corp.	268	19,532
Roper Industries, Inc.	151	19,224
Rockwell Automation, Inc.	213	18,393
ADT Corp.	362	17,716
Pentair Ltd.	317	16,722
Fluor Corp.	250	16,582
Southwest Airlines Co.	1,119	15,084
Republic Services, Inc. — Class A	457	15,081
CH Robinson Worldwide, Inc.	248	14,746
Stericycle, Inc.*	131	13,910
Rockwell Collins, Inc.	210	13,255
Textron, Inc.	417	12,431
Flowserve Corp.	74	12,411
Pall Corp.	170	11,623
Expeditors International of Washington, Inc.	317	11,320
Jacobs Engineering Group, Inc.*	199	11,192
L-3 Communications Holdings, Inc.	138	11,167
Masco Corp.	548	11,097
Equifax, Inc.	183	10,539
Joy Global, Inc.	163	9,702
Quanta Services, Inc.*	326	9,317
Iron Mountain, Inc.	255	9,259
Robert Half International, Inc.	214	8,031
Xylem, Inc.	284	7,827
Snap-on, Inc.	90	7,443
Cintas Corp.	161	7,105
Avery Dennison Corp.	152	6,547
Dun & Bradstreet Corp.	63	5,270

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 71.2% (continued)
Industrials - 7.2% (continued)
Ryder System, Inc.	79	$4,720
Pitney Bowes, Inc.[1]	308	4,577
Total Industrials		2,170,291
Utilities - 2.5%
Duke Energy Corp.	1,088	78,978
Southern Co.	1,335	62,638
Dominion Resources, Inc.	885	51,490
NextEra Energy, Inc.	647	50,259
Exelon Corp.	1,316	45,376
American Electric Power Company, Inc.	746	36,278
PG&E Corp.	673	29,970
PPL Corp.	895	28,022
Sempra Energy	344	27,499
Consolidated Edison, Inc.	448	27,341
FirstEnergy Corp.	640	27,008
Public Service Enterprise Group, Inc.	780	26,785
Edison International	499	25,110
Xcel Energy, Inc.	752	22,334
Northeast Utilities	488	21,208
DTE Energy Co.	263	17,973
Entergy Corp.	279	17,644
CenterPoint Energy, Inc.	653	15,646
Wisconsin Energy Corp.	352	15,097
ONEOK, Inc.	313	14,921
NiSource, Inc.	482	14,142
NRG Energy, Inc.	501	13,272
Ameren Corp.	369	12,922
AES Corp.	955	12,004
CMS Energy Corp.	404	11,288
SCANA Corp.	204	10,437
Pinnacle West Capital Corp.	169	9,783
AGL Resources, Inc.	181	7,593
Pepco Holdings, Inc.	350	7,490
Integrys Energy Group, Inc.	120	6,979
TECO Energy, Inc.	312	5,560
Total Utilities		753,047
Materials - 2.4%
Monsanto Co.	828	87,461
EI du Pont de Nemours & Co.	1,437	70,642
Dow Chemical Co.	1,853	59,000
Praxair, Inc.	453	50,528
Freeport-McMoRan Copper & Gold, Inc.	1,460	48,326
LyondellBasell Industries N.V. — Class A	589	37,278
Ecolab, Inc.	408	32,713
Newmont Mining Corp.	767	32,130
International Paper Co.	682	31,768
PPG Industries, Inc.	220	29,467
Air Products & Chemicals, Inc.	319	27,791
Mosaic Co.	424	25,274
Nucor Corp.	484	22,337
Sherwin-Williams Co.	131	22,125
CF Industries Holdings, Inc.	96	18,276
Eastman Chemical Co.	235	16,419
Sigma-Aldrich Corp.	184	14,293
Alcoa, Inc.	1,640	13,973
FMC Corp.	210	11,976
Ball Corp.	230	10,943
Vulcan Materials Co.	204	10,547
Airgas, Inc.	105	10,412
MeadWestvaco Corp.	270	9,801
International Flavors & Fragrances, Inc.	125	9,584
Sealed Air Corp.	299	7,209
Owens-Illinois, Inc.*	252	6,716
Bemis Company, Inc.	158	6,377
Allegheny Technologies, Inc.	170	5,391
Cliffs Natural Resources, Inc.	238	4,524
United States Steel Corp.[1]	218	4,251
Total Materials		737,532
Telecommunication Services - 2.1%
AT&T, Inc.	8,440	309,664
Verizon Communications, Inc.	4,389	215,719
CenturyLink, Inc.	964	33,865
Crown Castle International Corp.*	447	31,128
Sprint Nextel Corp.*	4,632	28,765
Windstream Corp.[1]	908	7,219
Frontier Communications Corp.	1,538	6,121
MetroPCS Communications, Inc.*	495	5,396
Total Telecommunication Services		637,877
Total Common Stocks
(Cost $12,223,992)		21,475,825
	Face Amount
REPURCHASE AGREEMENTS††,2 - 29.4%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[3]	$5,199,636	5,199,636
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	1,216,080	1,216,080
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	1,216,080	1,216,080
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	1,216,080	1,216,080
Total Repurchase Agreements
(Cost $8,847,876)		8,847,876

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	$6,523	$6,523
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	5,132	5,132
Total Securities Lending Collateral
(Cost $11,655)		11,655
Total Investments - 100.6%
(Cost $21,083,523)		$30,335,356
Other Assets & Liabilities, net - (0.6)%		(190,917)
Total Net Assets - 100.0%		$30,144,439

	Units	Unrealized Gain
EQUITY INDEX SWAP AGREEMENTS††, 5
Goldman Sachs International April 2013 S&P 500 Index Swap, Terminating 04/29/13 (Notional Value $16,634,407)	10,601	$58,221
Barclays Bank plc April 2013 S&P 500 Index Swap, Terminating 04/30/13 (Notional Value $5,922,273)	3,774	23,739
Credit Suisse Capital, LLC April 2013 S&P 500 Index Swap, Terminating 04/30/13 (Notional Value $1,107,273)	706	4,502
(Total Notional Value $23,663,953)		$86,462

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 28, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 101.0%
Gold - 66.0%
Newmont Mining Corp.	73,384	$3,074,055
Barrick Gold Corp.	101,586	2,986,628
Goldcorp, Inc.	75,331	2,533,382
Yamana Gold, Inc.	118,332	1,816,396
Kinross Gold Corp.	194,043	1,538,761
Agnico-Eagle Mines Ltd.	36,875	1,513,350
Royal Gold, Inc.	20,693	1,469,824
Randgold Resources Ltd. ADR	15,710	1,350,746
Eldorado Gold Corp.	126,826	1,208,652
IAMGOLD Corp.	167,354	1,204,949
AngloGold Ashanti Ltd. ADR	51,148	1,204,535
Gold Fields Ltd. ADR	153,407	1,188,904
Cia de Minas Buenaventura S.A. ADR	40,936	1,062,699
New Gold, Inc.*	93,361	849,585
Allied Nevada Gold Corp.*	50,327	828,382
AuRico Gold, Inc.*	126,703	796,962
Harmony Gold Mining Company Ltd. ADR	117,693	754,412
Franco-Nevada Corp.	13,867	632,197
Novagold Resources, Inc.*	136,400	495,132
Sibanye Gold Ltd. ADR*	86,430	488,331
Seabridge Gold, Inc.*,1	29,661	409,322
Gold Resource Corp.[1]	30,931	403,031
Aurizon Mines Ltd.*	71,539	315,487
Total Gold		28,125,722
Precious Metals & Minerals - 21.8%
Silver Wheaton Corp.	65,696	2,059,569
Coeur d'Alene Mines Corp.*	59,597	1,123,999
Pan American Silver Corp.	59,694	977,788
Stillwater Mining Co.*	74,416	962,199
Hecla Mining Co.	209,762	828,560
First Majestic Silver Corp.*	43,812	708,440
Silver Standard Resources, Inc.*	59,173	624,275
Endeavour Silver Corp.*	86,165	535,946
McEwen Mining, Inc.*	185,970	531,874
Silvercorp Metals, Inc.[1]	123,763	486,389
Dominion Diamond Corp.*	28,705	468,753
Total Precious Metals & Minerals		9,307,792
Diversified Metals & Mining - 13.2%
Freeport-McMoRan Copper & Gold, Inc.	125,395	4,150,575
Southern Copper Corp.	39,072	1,467,935
Total Diversified Metals & Mining		5,618,510
Total Common Stocks
(Cost $26,685,739)		43,052,024

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$291,109	291,109
Total Repurchase Agreement
(Cost $291,109)		291,109
SECURITIES LENDING COLLATERAL††,3 - 0.5%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	128,367	128,367
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	100,981	100,981
Total Securities Lending Collateral
(Cost $229,348)		229,348
Total Investments - 102.2%
(Cost $27,206,196)		$43,572,481
Other Assets & Liabilities, net - (2.2)%		(945,961)
Total Net Assets - 100.0%		$42,626,520

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR —	American Depositary Receipt

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Real Estate Investment Trusts (REITs) - 91.1%
Specialized REIT's - 28.2%

American Tower Corp. — Class A	7,160	$550,748
Public Storage	3,565	543,021
HCP, Inc.	9,586	477,958
Ventas, Inc.	6,405	468,846
Health Care REIT, Inc.	6,293	427,358
Weyerhaeuser Co.	13,159	412,929
Host Hotels & Resorts, Inc.	18,962	331,645
Plum Creek Timber Company, Inc.	5,809	303,230
Rayonier, Inc.	4,743	283,015
Senior Housing Properties Trust	8,527	228,779
Extra Space Storage, Inc.	5,508	216,299
Corrections Corporation of America	5,220	203,945
Omega Healthcare Investors, Inc.	6,254	189,871
Hospitality Properties Trust	6,734	184,781
Geo Group, Inc.	4,570	171,923
Healthcare Realty Trust, Inc.	5,810	164,946
EPR Properties	3,103	161,511
Medical Properties Trust, Inc.	9,877	158,427
Ryman Hospitality Properties	3,440	157,380
RLJ Lodging Trust	6,890	156,816
Healthcare Trust of America, Inc. — Class A	13,260	155,805
LaSalle Hotel Properties	5,948	150,960
Sovran Self Storage, Inc.	2,273	146,586
CubeSmart	9,142	144,444
Sunstone Hotel Investors, Inc.*	11,411	140,469
Potlatch Corp.	3,060	140,332
DiamondRock Hospitality Co.	14,513	135,116
Pebblebrook Hotel Trust	5,050	130,240
Strategic Hotels & Resorts, Inc.*	15,300	127,755
Total Specialized REIT's		7,065,135
Retail REIT's - 17.6%
Simon Property Group, Inc.	4,496	712,885
General Growth Properties, Inc.	20,337	404,300
Macerich Co.	4,775	307,415
Kimco Realty Corp.	13,513	302,691
Realty Income Corp.	6,577	298,267
Federal Realty Investment Trust	2,538	274,206
DDR Corp.	13,367	232,853
Taubman Centers, Inc.	2,928	227,388
Regency Centers Corp.	4,222	223,386
National Retail Properties, Inc.	5,738	207,543
CBL & Associates Properties, Inc.	8,340	196,824
Weingarten Realty Investors	6,218	196,178
Tanger Factory Outlet Centers	5,276	190,886
Retail Properties of America, Inc. — Class A	12,490	184,852
Equity One, Inc.	7,001	167,814
Glimcher Realty Trust	11,097	128,725
Acadia Realty Trust	4,470	124,132
Total Retail REIT's		4,380,345
Residential REIT's - 12.7%
Equity Residential	7,903	435,138
AvalonBay Communities, Inc.	3,204	405,850
UDR, Inc.	10,061	243,376
Essex Property Trust, Inc.	1,613	242,886
Camden Property Trust	3,527	242,234
American Campus Communities, Inc.	4,938	223,889
Apartment Investment & Management Co. — Class A	6,769	207,538
BRE Properties, Inc.	4,013	195,353
Home Properties, Inc.	2,905	184,235
Equity Lifestyle Properties, Inc.	2,385	183,168
Mid-America Apartment Communities, Inc.	2,496	172,374
Post Properties, Inc.	3,386	159,481
Colonial Properties Trust	6,192	140,001
Education Realty Trust, Inc.	10,230	107,722
Silver Bay Realty Trust Corp.	738	15,275
Total Residential REIT's		3,158,520
Office REIT's - 12.5%
Boston Properties, Inc.	3,855	389,586
Digital Realty Trust, Inc.	4,422	295,876
SL Green Realty Corp.	3,343	287,866
Alexandria Real Estate Equities, Inc.	3,055	216,844
Kilroy Realty Corp.	3,790	198,596
BioMed Realty Trust, Inc.	8,689	187,682
Douglas Emmett, Inc.	7,459	185,953
Highwoods Properties, Inc.	4,660	184,396
Piedmont Office Realty Trust, Inc. — Class A	9,210	180,424
CommonWealth REIT	7,324	164,351
Mack-Cali Realty Corp.	5,632	161,132
Corporate Office Properties Trust	5,637	150,395
Brandywine Realty Trust	10,085	149,762
DuPont Fabros Technology, Inc.	5,384	130,670
Government Properties Income Trust	4,740	121,960
Hudson Pacific Properties, Inc.	5,120	111,360
Total Office REIT's		3,116,853
Mortgage REIT's - 11.7%
Annaly Capital Management, Inc.	23,172	368,204
American Capital Agency Corp.	10,858	355,925
Starwood Property Trust, Inc.	6,864	190,545
Two Harbors Investment Corp.	14,700	185,367
MFA Financial, Inc.	18,914	176,278
Invesco Mortgage Capital, Inc.	7,839	167,676
Newcastle Investment Corp.	14,720	164,422
Hatteras Financial Corp.	5,901	161,864
ARMOUR Residential REIT, Inc.	23,390	152,737
CYS Investments, Inc.	11,945	140,234
Redwood Trust, Inc.	5,780	133,980
NorthStar Realty Finance Corp.	14,100	133,668
PennyMac Mortgage Investment Trust	4,890	126,602
American Capital Mortgage Investment Corp.	4,850	125,373
Colony Financial, Inc.	5,520	122,544
Capstead Mortgage Corp.	8,490	108,842
iStar Financial, Inc.*	8,840	96,268
Total Mortgage REIT's		2,910,529

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Real Estate Investment Trusts (REITs) - 91.1% (continued)
Diversified REIT's - 5.0%
Vornado Realty Trust	4,826	$403,646
Duke Realty Corp.	13,702	232,660
Liberty Property Trust	5,418	215,366
Lexington Realty Trust	13,161	155,300
Washington Real Estate Investment Trust	4,996	139,089
Cousins Properties, Inc.	10,000	106,900
Total Diversified REIT's		1,252,961
Industrial REIT's - 3.4%
Prologis, Inc.	10,887	435,262
First Industrial Realty Trust, Inc.	8,190	140,295
DCT Industrial Trust, Inc.	18,240	134,976
EastGroup Properties, Inc.	2,314	134,675
Total Industrial REIT's		845,208
Total Real Estate Investment Trusts (REITs)		22,729,551
Real Estate Management & Development - 8.5%
Real Estate Services - 4.4%
CBRE Group, Inc. — Class A*	11,456	289,265
Realogy Holdings Corp.*	5,706	278,681
Jones Lang LaSalle, Inc.	2,159	214,626
Altisource Portfolio Solutions S.A.*	2,380	166,005
Zillow, Inc. — Class A*,1	2,590	141,595
Total Real Estate Services		1,090,172
Real Estate Operating Companies - 1.9%
Brookfield Office Properties, Inc.	17,090	293,435
Forest City Enterprises, Inc. — Class A*	10,252	182,178
Total Real Estate Operating Companies		475,613
Diversified Real Estate Activities - 1.5%
Brookfield Asset Management, Inc. — Class A	6,140	224,049
St. Joe Co.*	6,692	142,205
Total Diversified Real Estate Activities		366,254
Real Estate Development - 0.7%
Howard Hughes Corp.*	2,230	186,896

Total Real Estate Management & Development		2,118,935
Total Common Stocks
(Cost $14,880,415)		24,848,486

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$186,485	186,485
Total Repurchase Agreement
(Cost $186,485)		186,485
SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	$38,866	38,866
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	30,574	30,574
Total Securities Lending Collateral
(Cost $69,440)		69,440
Total Investments - 100.6%
(Cost $15,136,340)		$25,104,411
Other Assets & Liabilities, net - (0.6)%		(161,190)
Total Net Assets - 100.0%		$24,943,220

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

REIT — Real Estate Investment Trust

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.5%
Apparel Retail - 17.6%
TJX Companies, Inc.	3,586	$167,645
The Gap, Inc.	3,242	114,766
Ross Stores, Inc.	1,782	108,024
L Brands, Inc.	2,265	101,155
Urban Outfitters, Inc.*	1,690	65,471
Foot Locker, Inc.	1,909	65,364
Abercrombie & Fitch Co. — Class A	1,134	52,391
American Eagle Outfitters, Inc.	2,736	51,163
Ascena Retail Group, Inc.*	2,544	47,191
DSW, Inc. — Class A	727	46,383
Chico's FAS, Inc.	2,695	45,276
Buckle, Inc.	874	40,772
Guess?, Inc.	1,573	39,058
Express, Inc.*	1,960	34,908
Genesco, Inc.*	557	33,470
Men's Wearhouse, Inc.	991	33,119
ANN, Inc.*	1,103	32,009
Francesca's Holdings Corp.*,1	1,110	31,813
Jos. A. Bank Clothiers, Inc.*	716	28,568
Aeropostale, Inc.*	2,071	28,166
Finish Line, Inc. — Class A	1,427	27,955
Children's Place Retail Stores, Inc.*	619	27,744
Stage Stores, Inc.	990	25,621
Total Apparel Retail		1,248,032
Internet Retail - 13.0%
Amazon.com, Inc.*	1,190	317,122
Priceline.com, Inc.*	235	161,664
Netflix, Inc.*	502	95,084
TripAdvisor, Inc.*	1,477	77,572
Expedia, Inc.	1,277	76,633
Groupon, Inc. — Class A*	10,395	63,617
HomeAway, Inc.*	1,480	48,100
Ctrip.com International Ltd. ADR*,1	2,160	46,181
Shutterfly, Inc.*	810	35,778
Total Internet Retail		921,751
Specialty Stores - 11.3%
Staples, Inc.	6,327	84,972
Tiffany & Co.	1,215	84,491
Tractor Supply Co.	741	77,160
PetSmart, Inc.	1,177	73,092
Dick's Sporting Goods, Inc.	1,426	67,450
Sally Beauty Holdings, Inc.*	2,199	64,607
Ulta Salon Cosmetics & Fragrance, Inc.*	760	61,689
Cabela's, Inc.*	958	58,227
GNC Holdings, Inc. — Class A	1,410	55,385
Signet Jewelers Ltd.	746	49,982
Hibbett Sports, Inc.*	620	34,887
Vitamin Shoppe, Inc.*	679	33,169
OfficeMax, Inc.	2,430	28,212
Barnes & Noble, Inc.*	1,690	27,801
Total Specialty Stores		801,124
Hypermarkets & Super Centers - 10.3%
Wal-Mart Stores, Inc.	6,069	454,144
Costco Wholesale Corp.	1,844	195,667
PriceSmart, Inc.	560	43,585
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	698	37,189
Total Hypermarkets & Super Centers		730,585
Automotive Retail - 7.7%
AutoZone, Inc.*	280	111,095
O'Reilly Automotive, Inc.*	932	95,577
CarMax, Inc.*	2,096	87,403
Advance Auto Parts, Inc.	875	72,319
AutoNation, Inc.*	1,494	65,363
Penske Automotive Group, Inc.	1,490	49,706
Group 1 Automotive, Inc.	560	33,639
Asbury Automotive Group, Inc.*	820	30,086
Total Automotive Retail		545,188
General Merchandise Stores - 7.3%
Target Corp.	2,771	189,675
Dollar General Corp.*	2,306	116,637
Dollar Tree, Inc.*	2,014	97,538
Family Dollar Stores, Inc.	1,250	73,813
Big Lots, Inc.*	1,140	40,208
Total General Merchandise Stores		517,871
Home Improvement Retail - 7.2%
Home Depot, Inc.	4,149	289,517
Lowe's Companies, Inc.	4,779	181,220
Lumber Liquidators Holdings, Inc.*	570	40,025
Total Home Improvement Retail		510,762
Department Stores - 7.1%
Macy's, Inc.	2,714	113,554
Nordstrom, Inc.	1,706	94,222
Kohl's Corp.	1,930	89,031
Sears Holdings Corp.*,1	1,257	62,812
Dillard's, Inc. — Class A	687	53,964
JC Penney Company, Inc.[1]	3,409	51,510
Saks, Inc.*	3,150	36,131
Total Department Stores		501,224
Drug Retail - 6.2%
CVS Caremark Corp.	4,291	235,962
Walgreen Co.	4,215	200,971
Total Drug Retail		436,933
Homefurnishing Retail - 4.2%
Bed Bath & Beyond, Inc.*	1,718	110,674
Williams-Sonoma, Inc.	1,323	68,161
Pier 1 Imports, Inc.	1,937	44,551
Aaron's, Inc.	1,459	41,844
Select Comfort Corp.*	1,513	29,912
Total Homefurnishing Retail		295,142
Distributors - 3.0%
Genuine Parts Co.	1,271	99,138
LKQ Corp.*	3,340	72,678
Pool Corp.	880	42,240
Total Distributors		214,056
Computer & Electronics Retail - 2.5%
Best Buy Company, Inc.	3,505	77,636
GameStop Corp. — Class A1	1,965	54,961
Rent-A-Center, Inc. — Class A	1,109	40,966
Total Computer & Electronics Retail		173,563

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Catalog Retail - 2.1%
Liberty Interactive Corp. — Class A*	4,481	$95,804
HSN, Inc.	900	49,374
Total Catalog Retail		145,178
Total Common Stocks
(Cost $3,761,762)		7,041,409

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$47,136	47,136
Total Repurchase Agreement
(Cost $47,136)		47,136
SECURITIES LENDING COLLATERAL††,3 - 1.0%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	38,172	38,172
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	30,029	30,029
Total Securities Lending Collateral
(Cost $68,201)		68,201
Total Investments - 101.2%
(Cost $3,877,099)		$7,156,746
Other Assets & Liabilities, net - (1.2)%		(83,322)
Total Net Assets - 100.0%		$7,073,424

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR —	American Depositary Receipt

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0%
Financials - 9.5%
Ocwen Financial Corp.*	585	$22,182
Starwood Property Trust, Inc.	734	20,375
Two Harbors Investment Corp.	1,596	20,125
Omega Healthcare Investors, Inc.	610	18,519
Highwoods Properties, Inc.	428	16,935
Invesco Mortgage Capital, Inc.	725	15,508
CNO Financial Group, Inc.	1,344	15,390
First American Financial Corp.	583	14,908
Alterra Capital Holdings Ltd.	471	14,836
Geo Group, Inc.	387	14,559
Healthcare Realty Trust, Inc.	477	13,541
EPR Properties	259	13,481
RLJ Lodging Trust	583	13,269
LaSalle Hotel Properties	513	13,020
Hancock Holding Co.	421	13,016
Susquehanna Bancshares, Inc.	1,028	12,777
Prosperity Bancshares, Inc.	266	12,605
Portfolio Recovery Associates, Inc.*	95	12,058
Medical Properties Trust, Inc.	735	11,789
Stifel Financial Corp.*	333	11,544
Prospect Capital Corp.	1,029	11,227
CYS Investments, Inc.	950	11,153
Colonial Properties Trust	482	10,898
CubeSmart	675	10,665
ARMOUR Residential REIT, Inc.	1,612	10,526
Sovran Self Storage, Inc.	162	10,447
Primerica, Inc.	313	10,260
Potlatch Corp.	223	10,227
Washington Real Estate Investment Trust	363	10,106
DCT Industrial Trust, Inc.	1,359	10,058
Platinum Underwriters Holdings Ltd.	179	9,990
FirstMerit Corp.	601	9,934
Redwood Trust, Inc.	428	9,921
Webster Financial Corp.	397	9,630
DiamondRock Hospitality Co.	1,026	9,552
First Cash Financial Services, Inc.*	160	9,335
Ryman Hospitality Properties	204	9,333
Apollo Investment Corp.	1,116	9,331
FNB Corp.	766	9,268
Financial Engines, Inc.	255	9,236
Sunstone Hotel Investors, Inc.*	744	9,159
First Industrial Realty Trust, Inc.	534	9,147
EastGroup Properties, Inc.	156	9,079
Trustmark Corp.	359	8,979
National Health Investors, Inc.	137	8,967
Texas Capital Bancshares, Inc.*	221	8,939
Glimcher Realty Trust	764	8,862
UMB Financial Corp.	180	8,833
Greenhill & Company, Inc.	162	8,648
Cathay General Bancorp	429	8,631
Cash America International, Inc.	164	8,605
Lexington Realty Trust	723	8,531
PS Business Parks, Inc.	108	8,523
BancorpSouth, Inc.	519	8,460
Pebblebrook Hotel Trust	327	8,433
NorthStar Realty Finance Corp.	889	8,428
RLI Corp.	117	8,406
Strategic Hotels & Resorts, Inc.*	986	8,233
DuPont Fabros Technology, Inc.	338	8,203
Sun Communities, Inc.	166	8,189
PennyMac Mortgage Investment Trust	315	8,155
First Financial Bankshares, Inc.	166	8,068
IBERIABANK Corp.	161	8,053
Umpqua Holdings Corp.	606	8,036
Radian Group, Inc.	734	7,860
Colony Financial, Inc.	353	7,837
Acadia Realty Trust	278	7,720
Old National Bancorp	558	7,673
Glacier Bancorp, Inc.	399	7,573
MarketAxess Holdings, Inc.	199	7,423
MB Financial, Inc.	304	7,348
Wintrust Financial Corp.	197	7,297
National Penn Bancshares, Inc.	675	7,216
Bank of the Ozarks, Inc.	162	7,185
Montpelier Re Holdings Ltd.	275	7,164
United Bankshares, Inc.[1]	269	7,158
Walter Investment Management Corp.*	192	7,152
Equity One, Inc.	297	7,119
Selective Insurance Group, Inc.	296	7,107
PHH Corp.*	314	6,895
Northwest Bancshares, Inc.	543	6,891
Capstead Mortgage Corp.	536	6,872
LTC Properties, Inc.	165	6,720
Home Loan Servicing Solutions Ltd.	288	6,719
Westamerica Bancorporation	147	6,664
PrivateBancorp, Inc. — Class A	352	6,656
Community Bank System, Inc.	220	6,519
Education Realty Trust, Inc.	610	6,423
Evercore Partners, Inc. — Class A	154	6,406
Virtus Investment Partners, Inc.*	34	6,334
Fifth Street Finance Corp.	570	6,281
International Bancshares Corp.	293	6,094
Pennsylvania Real Estate Investment Trust	313	6,069
Government Properties Income Trust	235	6,047
Franklin Street Properties Corp.	401	5,863
Sabra Health Care REIT, Inc.	199	5,773
American Assets Trust, Inc.	180	5,762
Symetra Financial Corp.	429	5,753
Argo Group International Holdings Ltd.	136	5,628
Solar Capital Ltd.	239	5,614
BBCN Bancorp, Inc.	429	5,603
EZCORP, Inc. — Class A*	261	5,559
Western Alliance Bancorporation*	400	5,536
Hersha Hospitality Trust — Class A	943	5,507
First Midwest Bancorp, Inc.	414	5,498
CVB Financial Corp.	481	5,421
Cousins Properties, Inc.	505	5,398

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Financials - 9.5% (continued)
Main Street Capital Corp.	168	$5,391
Credit Acceptance Corp.*	44	5,374
NBT Bancorp, Inc.	239	5,294
Amtrust Financial Services, Inc.	152	5,267
Enstar Group Ltd.*	42	5,220
MGIC Investment Corp.*	1,040	5,148
First Financial Bancorp	319	5,120
American Capital Mortgage Investment Corp.	198	5,118
Associated Estates Realty Corp.	269	5,014
National Financial Partners Corp.*	223	5,001
World Acceptance Corp.*	58	4,980
iStar Financial, Inc.*	457	4,977
American Equity Investment Life Holding Co.	334	4,973
Provident Financial Services, Inc.	324	4,947
Citizens Republic Bancorp, Inc.*	219	4,938
Chesapeake Lodging Trust	213	4,886
Columbia Banking System, Inc.	222	4,880
Investors Real Estate Trust	493	4,866
CreXus Investment Corp.	369	4,804
Anworth Mortgage Asset Corp.	752	4,760
PacWest Bancorp	163	4,745
Astoria Financial Corp.	475	4,684
Home BancShares, Inc.	123	4,633
Investors Bancorp, Inc.	244	4,582
Horace Mann Educators Corp.	219	4,566
SCBT Financial Corp.	90	4,536
Pinnacle Financial Partners, Inc.*	188	4,392
Hudson Pacific Properties, Inc.	201	4,372
First Commonwealth Financial Corp.	576	4,297
Park National Corp.	61	4,257
Triangle Capital Corp.	152	4,254
Ramco-Gershenson Properties Trust	252	4,234
Nelnet, Inc. — Class A	125	4,225
Boston Private Financial Holdings, Inc.	427	4,219
Nationstar Mortgage Holdings, Inc.*,1	114	4,207
Independent Bank Corp.	129	4,204
STAG Industrial, Inc.	196	4,169
Inland Real Estate Corp.	413	4,167
First Potomac Realty Trust	280	4,152
Forestar Group, Inc.*	189	4,132
FelCor Lodging Trust, Inc.*	687	4,088
PennantPark Investment Corp.	361	4,076
Chemical Financial Corp.	154	4,063
Employers Holdings, Inc.	172	4,033
Banco Latinoamericano de Comercio Exterior S.A. — Class E	163	4,033
DFC Global Corp.*	242	4,027
BlackRock Kelso Capital Corp.	402	4,020
Retail Opportunity Investments Corp.	283	3,965
Tower Group International Ltd.	214	3,948
Oritani Financial Corp.	254	3,934
Oriental Financial Group, Inc.	248	3,846
Greenlight Capital Re Ltd. — Class A*	157	3,839
Universal Health Realty Income Trust	66	3,809
ViewPoint Financial Group, Inc.	188	3,781
Coresite Realty Corp.	108	3,778
AG Mortgage Investment Trust, Inc.	148	3,770
Cohen & Steers, Inc.	104	3,751
Infinity Property & Casualty Corp.	66	3,709
Knight Capital Group, Inc. — Class A*	988	3,675
AMERISAFE, Inc.	103	3,661
Encore Capital Group, Inc.*	120	3,612
Netspend Holdings, Inc.*	227	3,607
Kennedy-Wilson Holdings, Inc.	232	3,598
Hercules Technology Growth Capital, Inc.	293	3,589
Ashford Hospitality Trust, Inc.	289	3,572
Resource Capital Corp.	536	3,543
HFF, Inc. — Class A	177	3,528
Berkshire Hills Bancorp, Inc.	138	3,525
Brookline Bancorp, Inc.	384	3,510
Safety Insurance Group, Inc.	70	3,441
Spirit Realty Capital, Inc.	180	3,420
City Holding Co.	85	3,382
WisdomTree Investments, Inc.*	320	3,328
Alexander's, Inc.	10	3,297
Navigators Group, Inc.*	56	3,290
Excel Trust, Inc.	238	3,249
WesBanco, Inc.	134	3,209
Banner Corp.	100	3,183
Sterling Financial Corp.	145	3,145
Dynex Capital, Inc.	294	3,140
Summit Hotel Properties, Inc.	299	3,131
Renasant Corp.	137	3,066
Apollo Residential Mortgage, Inc.	134	2,987
Maiden Holdings Ltd.	280	2,965
Campus Crest Communities, Inc.	212	2,947
Urstadt Biddle Properties, Inc. — Class A	135	2,938
Piper Jaffray Cos.*	85	2,916
Hilltop Holdings, Inc.*	215	2,900
Hanmi Financial Corp.*	181	2,896
Cardinal Financial Corp.	159	2,891
TrustCo Bank Corp. NY	512	2,857
S&T Bancorp, Inc.	154	2,855
Flushing Financial Corp.	168	2,846
State Bank Financial Corp.	173	2,832
Getty Realty Corp.	140	2,829
United Fire Group, Inc.	111	2,827
PICO Holdings, Inc.*	124	2,753
Tompkins Financial Corp.	65	2,748
Sandy Spring Bancorp, Inc.	136	2,734
Duff & Phelps Corp. — Class A	172	2,668
Community Trust Bancorp, Inc.	78	2,654
Stewart Information Services Corp.	104	2,649
Capital Southwest Corp.	23	2,645
West Coast Bancorp	108	2,622

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Financials - 9.5% (continued)
RAIT Financial Trust	329	$2,622
United Community Banks, Inc.*	226	2,563
Lakeland Financial Corp.	96	2,562
Monmouth Real Estate Investment Corp. — Class A	225	2,509
ICG Group, Inc.*	198	2,471
Dime Community Bancshares, Inc.	170	2,441
Kite Realty Group Trust	359	2,420
Medley Capital Corp.	152	2,409
First BanCorp*	385	2,399
Bancorp, Inc.*	173	2,396
CapLease, Inc.	368	2,344
Investment Technology Group, Inc.*	212	2,340
First Merchants Corp.	151	2,336
Western Asset Mortgage Capital Corp.	100	2,324
Apollo Commercial Real Estate Finance, Inc.	132	2,322
MCG Capital Corp.	481	2,299
Agree Realty Corp.	76	2,288
Wilshire Bancorp, Inc.*	337	2,285
Simmons First National Corp. — Class A	90	2,279
Eagle Bancorp, Inc.*	103	2,255
Washington Trust Bancorp, Inc.	82	2,245
BGC Partners, Inc. — Class A	537	2,234
TowneBank	149	2,231
Tejon Ranch Co.*	74	2,204
Union First Market Bankshares Corp.	112	2,191
BofI Holding, Inc.*	61	2,189
TICC Capital Corp.	220	2,187
Green Dot Corp. — Class A*	130	2,172
Rouse Properties, Inc.	120	2,172
Parkway Properties, Inc.	114	2,115
National Western Life Insurance Co. — Class A	12	2,112
FBL Financial Group, Inc. — Class A	54	2,098
WSFS Financial Corp.	43	2,092
Rockville Financial, Inc.	161	2,087
StellarOne Corp.	129	2,083
Heartland Financial USA, Inc.	81	2,047
New York Mortgage Trust, Inc.	271	2,043
Winthrop Realty Trust	159	2,000
Southside Bancshares, Inc.	95	1,996
Virginia Commerce Bancorp, Inc.*	142	1,995
Cedar Realty Trust, Inc.	326	1,992
Provident New York Bancorp	218	1,977
1st Source Corp.	83	1,967
eHealth, Inc.*	110	1,967
NewStar Financial, Inc.*	148	1,958
EverBank Financial Corp.	125	1,925
First Financial Corp.	61	1,921
Meadowbrook Insurance Group, Inc.	272	1,918
Central Pacific Financial Corp.*	121	1,900
FXCM, Inc. — Class A	137	1,874
GAMCO Investors, Inc. — Class A	35	1,859
First Busey Corp.	406	1,855
Saul Centers, Inc.	42	1,837
Beneficial Mutual Bancorp, Inc.*	178	1,833
HomeTrust Bancshares, Inc.*	116	1,833
First Financial Holdings, Inc.	86	1,803
Sterling Bancorp	177	1,798
Ameris Bancorp*	125	1,794
United Financial Bancorp, Inc.	118	1,794
Federal Agricultural Mortgage Corp. — Class C	58	1,786
Safeguard Scientifics, Inc.*	110	1,738
Citizens, Inc.*	207	1,737
RPX Corp.*	123	1,736
Select Income REIT	65	1,719
OneBeacon Insurance Group Ltd. — Class A	127	1,717
Franklin Financial Corp.	93	1,697
Westwood Holdings Group, Inc.	38	1,688
German American Bancorp, Inc.	73	1,680
OmniAmerican Bancorp, Inc.*	66	1,668
MainSource Financial Group, Inc.	118	1,657
Arlington Asset Investment Corp. — Class A	64	1,652
Lakeland Bancorp, Inc.	165	1,625
Silver Bay Realty Trust Corp.	78	1,619
Golub Capital BDC, Inc.	98	1,618
MVC Capital, Inc.	125	1,604
Chatham Lodging Trust	91	1,603
First Community Bancshares, Inc.	101	1,601
First Interstate Bancsystem, Inc. — Class A	84	1,580
CoBiz Financial, Inc.	194	1,568
New Mountain Finance Corp.	106	1,550
Trico Bancshares	90	1,539
Univest Corporation of Pennsylvania	88	1,533
SY Bancorp, Inc.	67	1,508
BancFirst Corp.	36	1,501
First Connecticut Bancorp, Inc.	101	1,488
State Auto Financial Corp.	85	1,481
Territorial Bancorp, Inc.	62	1,474
Taylor Capital Group, Inc.*	92	1,471
Bryn Mawr Bank Corp.	63	1,467
Terreno Realty Corp.	81	1,456
Centerstate Banks, Inc.	169	1,450
National Bankshares, Inc.	41	1,432
Camden National Corp.	43	1,422
Home Federal Bancorp, Inc.	111	1,421
Financial Institutions, Inc.	71	1,417
Bank Mutual Corp.	256	1,416
Peoples Bancorp, Inc.	63	1,411
Enterprise Financial Services Corp.	98	1,405
Great Southern Bancorp, Inc.	57	1,390
One Liberty Properties, Inc.	64	1,390
Citizens & Northern Corp.	70	1,365
Homeowners Choice, Inc.	50	1,363
Cowen Group, Inc. — Class A*	481	1,356

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Financials - 9.5% (continued)
Park Sterling Corp.*	240	$1,354
Republic Bancorp, Inc. — Class A	59	1,336
Baldwin & Lyons, Inc. — Class B	56	1,332
First Defiance Financial Corp.	57	1,329
Hudson Valley Holding Corp.	89	1,327
Global Indemnity plc — Class A*	57	1,322
Medallion Financial Corp.	100	1,322
Calamos Asset Management, Inc. — Class A	112	1,318
KCAP Financial, Inc.	122	1,314
First Bancorp	97	1,309
Metro Bancorp, Inc.*	79	1,307
Gramercy Capital Corporation*	250	1,303
Fidus Investment Corp.	68	1,302
Fox Chase Bancorp, Inc.	76	1,284
Washington Banking Co.	92	1,282
Arrow Financial Corp.	52	1,281
Southwest Bancorp, Inc.*	102	1,281
First of Long Island Corp.	43	1,275
Northfield Bancorp, Inc.	110	1,250
GFI Group, Inc.	374	1,249
Solar Senior Capital Ltd.	65	1,248
American Safety Insurance Holdings Ltd.*	50	1,248
International. FCStone, Inc.*	70	1,219
Bank of Marin Bancorp	30	1,203
THL Credit, Inc.	80	1,198
Heritage Financial Corp.	82	1,189
Gladstone Commercial Corp.	61	1,188
Whitestone REIT — Class B	78	1,181
Diamond Hill Investment Group, Inc.	15	1,167
Crawford & Co. — Class B	152	1,154
Walker & Dunlop, Inc.*	64	1,150
Manning & Napier, Inc. — Class A	69	1,141
Pacific Continental Corp.	101	1,128
Gladstone Capital Corp.	121	1,113
Oppenheimer Holdings, Inc. — Class A	57	1,110
OceanFirst Financial Corp.	76	1,096
HomeStreet, Inc.*	49	1,095
1st United Bancorp, Inc.	169	1,092
CNB Financial Corp.	63	1,074
Preferred Bank/Los Angeles CA*	68	1,073
Marlin Business Services Corp.	46	1,067
Gladstone Investment Corp.	144	1,053
Phoenix Companies, Inc.*	34	1,046
MidWestOne Financial Group, Inc.	43	1,024
Westfield Financial, Inc.	130	1,011
Ames National Corp.	48	1,001
First California Financial Group, Inc.*	117	997
Bridge Bancorp, Inc.	46	989
National Interstate Corp.	33	989
Provident Financial Holdings, Inc.	58	987
BankFinancial Corp.	119	963
West Bancorporation, Inc.	86	955
American National Bankshares, Inc.	44	949
FBR & Co.*	50	947
Ladenburg Thalmann Financial Services, Inc.*	569	945
SWS Group, Inc.*	156	944
Consolidated-Tomoka Land Co.	24	942
MetroCorp Bancshares, Inc.*	90	908
Bank of Kentucky Financial Corp.	33	905
Kansas City Life Insurance Co.	23	900
Thomas Properties Group, Inc.	175	898
First Bancorp, Inc.	49	882
Gyrodyne Company of America, Inc.	12	882
Meridian Interstate Bancorp, Inc.*	47	881
Sierra Bancorp	67	881
Zillow, Inc. — Class A*	16	875
Merchants Bancshares, Inc.	29	874
Guaranty Bancorp*	415	872
GSV Capital Corp.*	105	867
Kearny Financial Corp.	85	867
NGP Capital Resources Co.	121	860
Capital Bank Financial Corp. — Class A*	50	858
Nicholas Financial, Inc.	58	853
Seacoast Banking Corporation of Florida*	406	849
Capital City Bank Group, Inc.*	68	840
Hingham Institution for Savings	12	836
Mercantile Bank Corp.	50	836
Center Bancorp, Inc.	66	820
Penns Woods Bancorp, Inc.	20	819
C&F Financial Corp.	20	819
Suffolk Bancorp*	57	812
Northrim BanCorp, Inc.	36	809
ESB Financial Corp.	58	794
UMH Properties, Inc.	77	791
Heritage Commerce Corp.*	117	787
JAVELIN Mortgage Investment Corp.	40	786
Bridge Capital Holdings*	51	777
Simplicity Bancorp, Inc.	51	767
MidSouth Bancorp, Inc.	47	764
Sun Bancorp, Inc.*	223	760
Access National Corp.	46	754
Peapack Gladstone Financial Corp.	50	746
AV Homes, Inc.*	55	733
National Bank Holdings Corp. — Class A	40	732
Bar Harbor Bankshares	20	731
First Pactrust Bancorp, Inc.	64	730
Ares Commercial Real Estate Corp.	43	728
Horizon Bancorp	36	728
Heritage Financial Group, Inc.	50	724
Hallmark Financial Services*	80	720
SI Financial Group, Inc.	59	713
Eastern Insurance Holdings, Inc.	38	713
Home Bancorp, Inc.*	38	707
Resource America, Inc. — Class A	70	697

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Financials - 9.5% (continued)
First Financial Northwest, Inc.*	89	$695
BSB Bancorp, Inc.*	49	677
Donegal Group, Inc. — Class A	44	672
Farmers National Banc Corp.	105	663
Roma Financial Corp.	41	658
EMC Insurance Group, Inc.	25	658
Horizon Technology Finance Corp.	44	643
Cape Bancorp, Inc.	70	641
Peoples Federal Bancshares, Inc.	33	630
ESSA Bancorp, Inc.	58	629
Heritage Oaks Bancorp*	110	627
Clifton Savings Bancorp, Inc.	50	623
JMP Group, Inc.	90	622
Fidelity Southern Corp.*	54	621
Century Bancorp, Inc. — Class A	18	610
Tree.com, Inc.	33	610
Harris & Harris Group, Inc.*	169	608
Regional Management Corp.*	30	606
Asset Acceptance Capital Corp.*	89	600
Stellus Capital Investment Corp.	40	593
Middleburg Financial Corp.	30	582
Enterprise Bancorp, Inc.	34	576
FNB United Corp.*	58	566
OFS Capital Corp.	40	560
Asta Funding, Inc.	54	518
Doral Financial Corp.*	706	498
TCP Capital Corp.	31	495
Investors Title Co.	7	483
Universal Insurance Holdings, Inc.	99	480
Independence Holding Co.	46	468
NASB Financial, Inc.*	22	463
Charter Financial Corp.	36	460
Artio Global Investors, Inc. — Class A	168	457
MicroFinancial, Inc.	48	405
Gain Capital Holdings, Inc.	88	392
AmREIT, Inc. — Class B	20	389
Pzena Investment Management, Inc. — Class A	56	364
Pacific Mercantile Bancorp*	60	351
Waterstone Financial, Inc.*	41	339
First Marblehead Corp.*	314	317
Fortegra Financial Corp.*	36	315
CIFC Corp.*	36	296
Cascade Bancorp*	34	230
California First National Bancorp	13	225
First Federal Bancshares of Arkansas, Inc.*	19	190
Berkshire Bancorp, Inc.	20	167
Crescent Financial Bancshares, Inc.*	18	71
Total Financials		1,711,895
Information Technology - 6.8%
CommVault Systems, Inc.*	245	20,084
CoStar Group, Inc.*	158	17,295
PTC, Inc.*	654	16,669
WEX, Inc.*	212	16,642
Aspen Technology, Inc.*	511	16,499
Cymer, Inc.*	169	16,241
Aruba Networks, Inc.*	615	15,216
InterDigital, Inc.	310	14,828
MAXIMUS, Inc.	185	14,795
Ultimate Software Group, Inc.*	142	14,790
FEI Co.	206	13,297
Convergys Corp.	773	13,164
Semtech Corp.*	360	12,740
3D Systems Corp.*	384	12,380
ValueClick, Inc.*	416	12,294
QLIK Technologies, Inc.*	470	12,140
Microsemi Corp.*	489	11,330
Cavium, Inc.*	280	10,867
ACI Worldwide, Inc.*	222	10,847
Arris Group, Inc.*	617	10,595
Anixter International, Inc.	149	10,418
Plantronics, Inc.	235	10,385
Tyler Technologies, Inc.*	168	10,292
Hittite Microwave Corp.*	169	10,235
Verint Systems, Inc.*	276	10,088
j2 Global, Inc.	254	9,960
Cognex Corp.	234	9,862
ViaSat, Inc.*	202	9,785
Sourcefire, Inc.*	165	9,773
Mentor Graphics Corp.	512	9,242
First Solar, Inc.*	335	9,032
Ciena Corp.*	545	8,725
Acxiom Corp.*	421	8,589
TiVo, Inc.*	692	8,574
Manhattan Associates, Inc.*	113	8,395
Fair Isaac Corp.	182	8,316
Sapient Corp.*	677	8,253
Littelfuse, Inc.	121	8,210
Veeco Instruments, Inc.*	212	8,126
RF Micro Devices, Inc.*	1,525	8,113
OpenTable, Inc.*	128	8,061
Cirrus Logic, Inc.*	351	7,985
International Rectifier Corp.*	375	7,931
Progress Software Corp.*	343	7,814
MKS Instruments, Inc.	284	7,725
Synaptics, Inc.*	187	7,610
Entegris, Inc.*	751	7,405
Euronet Worldwide, Inc.*	281	7,402
VistaPrint N.V.*	190	7,345
Blackbaud, Inc.	245	7,259
Heartland Payment Systems, Inc.	219	7,220
Coherent, Inc.	124	7,036
CACI International, Inc. — Class A*	121	7,002
OSI Systems, Inc.*	112	6,976
NETGEAR, Inc.*	208	6,970
Power Integrations, Inc.	160	6,946
Take-Two Interactive Software, Inc.*	424	6,848
ADTRAN, Inc.	347	6,819
Dealertrack Technologies, Inc.*	232	6,816
Cardtronics, Inc.*	248	6,810
WebMD Health Corp. — Class A*	280	6,810
NIC, Inc.	353	6,763

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Information Technology - 6.8% (continued)
Finisar Corp.*	502	$6,621
Electronics for Imaging, Inc.*	260	6,594
Universal Display Corp.*	215	6,319
QLogic Corp.*	540	6,264
Intersil Corp. — Class A	700	6,097
Cornerstone OnDemand, Inc.*	178	6,070
Integrated Device Technology, Inc.*	787	5,879
Bottomline Technologies de, Inc.*	205	5,845
Syntel, Inc.	86	5,807
Ultratech, Inc.*	146	5,771
Benchmark Electronics, Inc.*	319	5,747
MEMC Electronic Materials, Inc.*	1,260	5,544
Unisys Corp.*	240	5,460
SYNNEX Corp.*	147	5,439
Tessera Technologies, Inc.	288	5,400
SS&C Technologies Holdings, Inc.*	180	5,396
MTS Systems Corp.	90	5,234
Sanmina Corp.*	444	5,044
Insight Enterprises, Inc.*	242	4,990
Ixia*	230	4,977
NetScout Systems, Inc.*	200	4,914
MicroStrategy, Inc. — Class A*	48	4,852
Advent Software, Inc.*	172	4,811
Plexus Corp.*	197	4,789
TriQuint Semiconductor, Inc.*	930	4,697
Cray, Inc.*	202	4,688
Monotype Imaging Holdings, Inc.	196	4,655
Synchronoss Technologies, Inc.*	149	4,623
Rofin-Sinar Technologies, Inc.*	164	4,443
VirnetX Holding Corp.*	227	4,352
ScanSource, Inc.*	154	4,346
ExlService Holdings, Inc.*	132	4,340
Rogers Corp.*	91	4,333
Cabot Microelectronics Corp.*	124	4,309
Badger Meter, Inc.	80	4,282
Guidewire Software, Inc.*	111	4,267
Tellabs, Inc.	2,005	4,190
Infinera Corp.*,1	597	4,179
LivePerson, Inc.*	307	4,169
FARO Technologies, Inc.*	95	4,122
BroadSoft, Inc.*	154	4,076
Diodes, Inc.*	192	4,028
Monolithic Power Systems, Inc.	165	4,021
RealPage, Inc.*	194	4,018
ATMI, Inc.*	178	3,993
OmniVision Technologies, Inc.*	289	3,982
Advanced Energy Industries, Inc.*	217	3,971
Liquidity Services, Inc.*	132	3,935
CSG Systems International, Inc.*	185	3,920
Angie's List, Inc.*	195	3,853
Loral Space & Communications, Inc.	61	3,775
Harmonic, Inc.*	649	3,758
RealD, Inc.*,1	286	3,718
Brooks Automation, Inc.	363	3,695
Interactive Intelligence Group, Inc.*	83	3,681
Measurement Specialties, Inc.*	89	3,540
Newport Corp.*	209	3,536
Lattice Semiconductor Corp.*	645	3,515
Blucora, Inc.*	225	3,483
ManTech International Corp. — Class A	127	3,412
Spansion, Inc. — Class A*	265	3,411
Rambus, Inc.*	605	3,394
Monster Worldwide, Inc.*	669	3,392
Ellie Mae, Inc.*	141	3,391
iGATE Corp.*	180	3,386
Sykes Enterprises, Inc.*	212	3,384
comScore, Inc.*	198	3,322
Intermec, Inc.*	334	3,283
Web.com Group, Inc.*	191	3,262
Comverse, Inc.*	114	3,197
Dice Holdings, Inc.*	315	3,191
PROS Holdings, Inc.*	115	3,125
EarthLink, Inc.	576	3,122
Emulex Corp.*	477	3,115
Websense, Inc.*	204	3,060
Bankrate, Inc.*	253	3,021
Sonus Networks, Inc.*	1,158	2,999
United Online, Inc.	494	2,979
Park Electrochemical Corp.	117	2,965
Accelrys, Inc.*	303	2,957
SPS Commerce, Inc.*	69	2,944
Checkpoint Systems, Inc.*	222	2,899
Digital River, Inc.*	201	2,842
Micrel, Inc.	270	2,838
TeleTech Holdings, Inc.*	131	2,779
Internap Network Services Corp.*	295	2,758
Pegasystems, Inc.	96	2,696
Applied Micro Circuits Corp.*	358	2,656
Move, Inc.*	220	2,629
Global Cash Access Holdings, Inc.*	361	2,545
Methode Electronics, Inc.	197	2,537
SunPower Corp. — Class A*	217	2,504
Forrester Research, Inc.	79	2,500
Cass Information Systems, Inc.	59	2,480
EPIQ Systems, Inc.	176	2,469
SciQuest, Inc.*	102	2,452
Comtech Telecommunications Corp.	100	2,428
Black Box Corp.	111	2,421
Ebix, Inc.	149	2,417
LogMeIn, Inc.*	125	2,403
Virtusa Corp.*	98	2,328
Silicon Graphics International Corp.*	169	2,324
Stamps.com, Inc.*	91	2,272
Photronics, Inc.*	332	2,218
Silicon Image, Inc.*	456	2,216
TTM Technologies, Inc.*	290	2,204
InvenSense, Inc. — Class A*	204	2,179
MoneyGram International, Inc.*	120	2,172
Exar Corp.*	206	2,163
PDF Solutions, Inc.*	135	2,163
Constant Contact, Inc.*	165	2,142
GT Advanced Technologies, Inc.*,1	649	2,135

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Information Technology - 6.8% (continued)
Rudolph Technologies, Inc.*	181	$2,132
Imperva, Inc.*	55	2,118
Perficient, Inc.*	178	2,075
Daktronics, Inc.	197	2,069
Volterra Semiconductor Corp.*	142	2,016
Tangoe, Inc.*	162	2,007
Ceva, Inc.*	128	1,997
Electro Rent Corp.	106	1,965
Nanometrics, Inc.*	136	1,962
Entropic Communications, Inc.*	480	1,954
CTS Corp.	185	1,931
Envestnet, Inc.*	110	1,926
ServiceSource International, Inc.*,1	272	1,923
Seachange International, Inc.*	160	1,902
CIBER, Inc.*	400	1,880
Oplink Communications, Inc.*	112	1,837
Computer Task Group, Inc.	85	1,818
Fabrinet*	124	1,812
Immersion Corp.*	154	1,808
Super Micro Computer, Inc.*	158	1,784
Responsys, Inc.*	200	1,770
CalAmp Corp.*	160	1,755
Extreme Networks*	515	1,736
Calix, Inc.*	209	1,703
DTS, Inc.*	102	1,696
Quantum Corp.*	1,287	1,647
Amkor Technology, Inc.*,1	411	1,644
Vocus, Inc.*	115	1,627
LTX-Credence Corp.*	269	1,625
Actuate Corp.*	267	1,602
KEMET Corp.*	250	1,563
Higher One Holdings, Inc.*,1	174	1,547
Power-One, Inc.*	369	1,531
NVE Corp.*	27	1,523
Parkervision, Inc.*	415	1,523
Anaren, Inc.*	78	1,512
Globecomm Systems, Inc.*	124	1,489
Jive Software, Inc.*	95	1,444
Demand Media, Inc.*	167	1,441
Integrated Silicon Solution, Inc.*	151	1,385
XO Group, Inc.*	138	1,380
IXYS Corp.	142	1,362
Electro Scientific Industries, Inc.	123	1,359
Kopin Corp.*	366	1,354
Zygo Corp.*	91	1,348
Inphi Corp.*	128	1,338
ExactTarget, Inc.*	57	1,326
GSI Group, Inc.*	154	1,314
IntraLinks Holdings, Inc.*	204	1,297
Saba Software, Inc.*	162	1,288
FormFactor, Inc.*	272	1,278
VASCO Data Security International, Inc.*	151	1,274
Procera Networks, Inc.*	106	1,260
Trulia, Inc.*	40	1,255
Cohu, Inc.	133	1,245
Keynote Systems, Inc.	89	1,242
Mercury Systems, Inc.*	167	1,231
Digi International, Inc.*	136	1,214
FleetMatics Group plc*	50	1,213
Lionbridge Technologies, Inc.*	312	1,207
Zix Corp.*	337	1,206
Supertex, Inc.	52	1,155
KVH Industries, Inc.*	85	1,153
Yelp, Inc. — Class A*	48	1,138
Aviat Networks, Inc.*	336	1,132
support.com, Inc.*	268	1,120
PLX Technology, Inc.*	240	1,094
American Software, Inc. — Class A	131	1,090
Unwired Planet, Inc.*	482	1,070
Symmetricom, Inc.*	235	1,067
QuinStreet, Inc.*	178	1,063
Vishay Precision Group, Inc.*	72	1,058
Market Leader, Inc.*	118	1,057
Ruckus Wireless, Inc.*	50	1,050
ePlus, Inc.	22	1,017
Avid Technology, Inc.*	162	1,016
Ultra Clean Holdings*	155	1,008
Bel Fuse, Inc. — Class B	64	999
Demandware, Inc.*	39	989
Telular Corp.	98	986
DSP Group, Inc.*	122	985
Datalink Corp.*	80	966
ShoreTel, Inc.*	264	958
RealNetworks, Inc.*	122	941
Infoblox, Inc.*	43	933
Active Network, Inc.*	215	901
Mesa Laboratories, Inc.	17	901
Rosetta Stone, Inc.*	58	892
Glu Mobile, Inc.*,1	299	891
PRGX Global, Inc.*	127	883
Digimarc Corp.	40	879
Pericom Semiconductor Corp.*	129	878
Sigma Designs, Inc.*	179	872
Guidance Software, Inc.*	80	868
Richardson Electronics Ltd.	73	866
Aeroflex Holding Corp.*	110	865
Callidus Software, Inc.*	189	864
MoSys, Inc.*	183	862
Alpha & Omega Semiconductor Ltd.*	96	852
Travelzoo, Inc.*	39	833
Numerex Corp. — Class A*	65	831
STEC, Inc.*	188	831
Maxwell Technologies, Inc.*	153	825
Ubiquiti Networks, Inc.	59	809
Agilysys, Inc.*	81	805
ANADIGICS, Inc.*	385	770
PC-Telephone, Inc.	108	767
GSI Technology, Inc.*	116	764
Multi-Fineline Electronix, Inc.*	49	756
PC Connection, Inc.	45	736
Key Tronic Corp.*	64	733
Axcelis Technologies, Inc.*	585	731
MaxLinear, Inc. — Class A*	117	725
Intermolecular, Inc.*	71	724

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Information Technology - 6.8% (continued)
ModusLink Global Solutions, Inc.*	217	$716
Neonode, Inc.*	120	692
Carbonite, Inc.*	62	679
Pervasive Software, Inc.*	74	679
Limelight Networks, Inc.*	328	676
OCZ Technology Group, Inc.*	370	666
AVG Technologies N.V.*	47	654
Tessco Technologies, Inc.	30	649
Mindspeed Technologies, Inc.*	194	646
Imation Corp.*	167	638
Radisys Corp.*	128	630
EPAM Systems, Inc.*	27	627
Rubicon Technology, Inc.*	95	627
Proofpoint, Inc.*	37	624
Westell Technologies, Inc. — Class A*	310	623
Qualys, Inc.*	50	617
Telenav, Inc.*	93	600
Intevac, Inc.*	127	599
Hackett Group, Inc.	131	599
QuickLogic Corp.*	239	588
NeoPhotonics Corp.*	109	557
iPass, Inc.*	280	554
Audience, Inc.*	36	549
Marchex, Inc. — Class B	129	543
AXT, Inc.*	177	520
Echelon Corp.*	213	520
M/A-COM Technology Solutions Holdings, Inc.*	32	514
Oclaro, Inc.*,1	396	499
Ambarella, Inc.*	30	470
FalconStor Software, Inc.*	172	461
Spark Networks, Inc.*	64	451
QAD, Inc. — Class A	35	449
Mattson Technology, Inc.*	325	449
Bazaarvoice, Inc.*	60	439
Innodata, Inc.*	125	431
TechTarget, Inc.*	86	421
E2open, Inc.*	21	419
Sapiens International Corporation N.V.	75	408
Millennial Media, Inc.*	62	394
Exa Corp.*	41	390
STR Holdings, Inc.*	163	354
Peregrine Semiconductor Corp.*	35	342
Viasystems Group, Inc.*	25	326
Aware, Inc.	69	319
MeetMe, Inc.*	109	249
Mattersight Corp.*	57	245
Brightcove, Inc.*	33	205
Synacor, Inc.*	43	129
KIT Digital, Inc.*	333	97
Envivio, Inc.*	43	73
Riverbed Technology, Inc.*	3	45
Ambient Corp.*	18	44
Sycamore Networks, Inc.	115	43
Total Information Technology		1,220,443
Industrials - 6.3%
Alaska Air Group, Inc.*	383	24,497
Genesee & Wyoming, Inc. — Class A*	246	22,905
Middleby Corp.*	107	16,279
Acuity Brands, Inc.	234	16,227
Avis Budget Group, Inc.*	581	16,170
AO Smith Corp.	215	15,817
Hexcel Corp.*	544	15,780
Teledyne Technologies, Inc.*	199	15,609
EMCOR Group, Inc.	368	15,601
Old Dominion Freight Line, Inc.*	397	15,165
US Airways Group, Inc.*	890	15,103
Woodward, Inc.	378	15,029
CLARCOR, Inc.	274	14,352
Watsco, Inc.	164	13,805
Esterline Technologies Corp.*	175	13,247
Belden, Inc.	250	12,913
Chart Industries, Inc.*	161	12,882
HEICO Corp.	293	12,718
Actuant Corp. — Class A	399	12,217
EnerSys, Inc.*	260	11,851
Deluxe Corp.	276	11,426
Moog, Inc. — Class A*	245	11,228
Tetra Tech, Inc.*	351	10,703
USG Corp.*	404	10,681
Corporate Executive Board Co.	182	10,584
Applied Industrial Technologies, Inc.	233	10,485
Beacon Roofing Supply, Inc.*	256	9,897
Healthcare Services Group, Inc.	377	9,663
Advisory Board Co.*	182	9,559
Franklin Electric Company, Inc.	274	9,198
Curtiss-Wright Corp.	264	9,161
Hornbeck Offshore Services, Inc.*	193	8,967
Brady Corp. — Class A	266	8,919
FTI Consulting, Inc.*	235	8,850
Herman Miller, Inc.	319	8,827
JetBlue Airways Corp.*	1,279	8,825
HNI Corp.	246	8,731
MasTec, Inc.*	299	8,717
Barnes Group, Inc.	300	8,679
United Stationers, Inc.	222	8,580
DigitalGlobe, Inc.*	291	8,413
AMERCO	48	8,330
Acacia Research Corp.*	270	8,146
UniFirst Corp.	86	7,783
Hub Group, Inc. — Class A*	199	7,653
Mine Safety Appliances Co.	154	7,641
Watts Water Technologies, Inc. — Class A	159	7,630
TAL International Group, Inc.	161	7,295
Brink's Co.	257	7,263
Granite Construction, Inc.	216	6,877
Briggs & Stratton Corp.[1]	277	6,870
AZZ, Inc.	142	6,844
Allegiant Travel Co. — Class A	77	6,836
Simpson Manufacturing Company, Inc.	221	6,765
Raven Industries, Inc.	198	6,655
RBC Bearings, Inc.*	129	6,522
ABM Industries, Inc.	288	6,406

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Industrials - 6.3% (continued)
Lindsay Corp.	72	$6,348
Mobile Mini, Inc.*	210	6,180
Interface, Inc. — Class A	320	6,150
Steelcase, Inc. — Class A	417	6,142
On Assignment, Inc.*	241	6,101
ESCO Technologies, Inc.	149	6,088
Swift Transportation Co. — Class A*	429	6,083
Werner Enterprises, Inc.	250	6,035
EnPro Industries, Inc.*	116	5,936
Spirit Airlines, Inc.*	233	5,909
Atlas Air Worldwide Holdings, Inc.*	142	5,788
Mueller Industries, Inc.	108	5,755
Forward Air Corp.	154	5,743
Trimas Corp.*	175	5,682
Titan International, Inc.	262	5,523
Kaman Corp.	152	5,391
Orbital Sciences Corp.*	321	5,357
Knight Transportation, Inc.	316	5,088
Mueller Water Products, Inc. — Class A	857	5,082
Huron Consulting Group, Inc.*	125	5,040
II-VI, Inc.*	294	5,010
Generac Holdings, Inc.	141	4,983
Aegion Corp. — Class A*	214	4,954
Tennant Co.	100	4,856
Knoll, Inc.	262	4,750
Korn/Ferry International*	263	4,697
TrueBlue, Inc.*	221	4,672
Kaydon Corp.	180	4,604
Team, Inc.*	111	4,559
SkyWest, Inc.	284	4,558
G&K Services, Inc. — Class A	100	4,551
Rush Enterprises, Inc. — Class A*	188	4,535
Apogee Enterprises, Inc.	154	4,458
Albany International Corp. — Class A	154	4,451
Aircastle Ltd.	323	4,419
Universal Forest Products, Inc.	110	4,379
Exponent, Inc.	81	4,369
GenCorp, Inc.*	324	4,309
McGrath RentCorp	138	4,292
ACCO Brands Corp.*	626	4,182
Altra Holdings, Inc.	150	4,083
Trex Company, Inc.*	83	4,082
AAR Corp.	220	4,046
Sun Hydraulics Corp.	122	3,966
Astec Industries, Inc.	112	3,912
Tutor Perini Corp.*	200	3,860
CIRCOR International, Inc.	90	3,825
Navigant Consulting, Inc.*	290	3,811
Standex International Corp.	69	3,810
Wabash National Corp.*	375	3,810
Sauer-Danfoss, Inc.	65	3,798
Insperity, Inc.	132	3,745
DXP Enterprises, Inc.*	49	3,660
Dycom Industries, Inc.*	183	3,603
Blount International, Inc.*	266	3,559
Cubic Corp.	83	3,546
Primoris Services Corp.	159	3,515
Heartland Express, Inc.	263	3,508
Rexnord Corp.*	161	3,418
Quad Graphics, Inc.	138	3,304
Quanex Building Products Corp.	205	3,301
Hyster-Yale Materials Handling, Inc.	56	3,197
H&E Equipment Services, Inc.	156	3,182
John Bean Technologies Corp.	152	3,154
Viad Corp.	113	3,126
Republic Airways Holdings, Inc.*	268	3,093
Textainer Group Holdings Ltd.	78	3,085
Nortek, Inc.*	43	3,068
Taser International, Inc.*	384	3,053
Gibraltar Industries, Inc.*	165	3,011
Saia, Inc.*	83	3,002
Griffon Corp.	250	2,980
Encore Wire Corp.	85	2,977
Resources Connection, Inc.	230	2,921
Comfort Systems USA, Inc.	204	2,874
American Science & Engineering, Inc.	47	2,867
ICF International, Inc.*	105	2,856
MYR Group, Inc.*	115	2,824
Kelly Services, Inc. — Class A	150	2,802
Federal Signal Corp.*	341	2,776
Greenbrier Companies, Inc.*	122	2,771
AAON, Inc.	98	2,704
Powell Industries, Inc.*	51	2,681
InnerWorkings, Inc.*	177	2,680
Titan Machinery, Inc.*	95	2,636
US Ecology, Inc.	95	2,522
Meritor, Inc.*	532	2,516
Kforce, Inc.	152	2,488
American Railcar Industries, Inc.	53	2,477
EnerNOC, Inc.*	140	2,432
Gorman-Rupp Co.	80	2,404
LB Foster Co. — Class A	54	2,392
Layne Christensen Co.*	111	2,373
CAI International, Inc.*	80	2,306
Celadon Group, Inc.	110	2,295
KEYW Holding Corp.*	138	2,226
Ennis, Inc.	147	2,215
Barrett Business Services, Inc.	42	2,212
Great Lakes Dredge & Dock Corp.	327	2,201
National Presto Industries, Inc.	27	2,174
Mistras Group, Inc.*	88	2,130
Astronics Corp.*	70	2,087
Columbus McKinnon Corp.*	108	2,079
Multi-Color Corp.	74	1,908
American Woodmark Corp.*	56	1,906
Consolidated Graphics, Inc.*	48	1,877
Standard Parking Corp.*	90	1,863
GP Strategies Corp.*	78	1,861
Echo Global Logistics, Inc.*	82	1,814
Thermon Group Holdings, Inc.*	81	1,799

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Industrials - 6.3% (continued)
Roadrunner Transportation Systems, Inc.*	78	$1,794
NCI Building Systems, Inc.*	103	1,789
Marten Transport Ltd.	86	1,731
Aceto Corp.	155	1,716
Air Transport Services Group, Inc.*	292	1,702
Arkansas Best Corp.	144	1,682
Global Power Equipment Group, Inc.	95	1,674
XPO Logistics, Inc.*	99	1,667
Park-Ohio Holdings Corp.*	50	1,657
Aerovironment, Inc.*	91	1,650
EnergySolutions, Inc.*	439	1,646
Kadant, Inc.*	65	1,625
Douglas Dynamics, Inc.	117	1,617
Insteel Industries, Inc.	99	1,616
Hawaiian Holdings, Inc.*	280	1,613
Kimball International, Inc. — Class B	177	1,604
Alamo Group, Inc.	40	1,530
Heidrick & Struggles International, Inc.	100	1,495
Lydall, Inc.*	97	1,489
Orion Marine Group, Inc.*	148	1,471
Capstone Turbine Corp.*	1,631	1,468
FreightCar America, Inc.	67	1,462
ADA-ES, Inc.*	55	1,461
Northwest Pipe Co.*	52	1,455
Builders FirstSource, Inc.*	243	1,424
Pendrell Corp.*	848	1,408
SeaCube Container Leasing Ltd.	61	1,401
Accuride Corp.*	258	1,391
Graham Corp.	56	1,385
Pike Electric Corp.	97	1,380
Wesco Aircraft Holdings, Inc.*	93	1,369
Furmanite Corp.*	198	1,325
CDI Corp.	77	1,324
CBIZ, Inc.*	207	1,321
Odyssey Marine Exploration, Inc.*	405	1,320
Houston Wire & Cable Co.	101	1,308
Dynamic Materials Corp.	75	1,305
CRA International, Inc.*	58	1,297
Proto Labs, Inc.*	26	1,277
Preformed Line Products Co.	18	1,259
Michael Baker Corp.	48	1,176
Twin Disc, Inc.	45	1,129
LMI Aerospace, Inc.*	54	1,123
Franklin Covey Co.*	77	1,119
Patriot Transportation Holding, Inc.*	40	1,113
Kratos Defense & Security Solutions, Inc.*	221	1,112
Sterling Construction Company, Inc.*	96	1,045
Flow International Corp.*	263	1,028
Commercial Vehicle Group, Inc.*	129	1,006
WageWorks, Inc.*	40	1,001
Miller Industries, Inc.	62	995
Quality Distribution, Inc.*	117	984
Pacer International, Inc.*	191	961
Hurco Companies, Inc.*	35	953
Ampco-Pittsburgh Corp.	50	946
NN, Inc.*	95	899
Energy Recovery, Inc.*	242	895
Hardinge, Inc.	65	886
TMS International Corp. — Class A*	67	884
Casella Waste Systems, Inc. — Class A*	198	865
Met-Pro Corp.	82	847
Argan, Inc.	56	835
Courier Corp.	55	793
Swisher Hygiene, Inc.*	614	792
FuelCell Energy, Inc.*,1	824	778
Ameresco, Inc. — Class A*	105	777
PGT, Inc.*	110	756
LSI Industries, Inc.	108	754
AT Cross Co. — Class A*	54	744
Coleman Cable, Inc.	49	735
Acorn Energy, Inc.	100	735
Schawk, Inc. — Class A	66	725
Universal Truckload Services, Inc.*	31	723
PMFG, Inc.*	116	716
Hudson Global, Inc.*	178	701
Eastern Co.	39	684
Performant Financial Corp.*	55	675
Heritage-Crystal Clean, Inc.*	43	649
Cenveo, Inc.*	295	634
Rand Logistics, Inc.*	100	613
ARC Document Solutions, Inc.*	204	608
Edgen Group, Inc. — Class A*	82	593
VSE Corp.	23	575
American Superconductor Corp.*	213	567
International Shipholding Corp.	31	564
TRC Companies, Inc.*	81	522
CECO Environmental Corp.	40	517
Vicor Corp.*	103	512
Intersections, Inc.	51	480
Genco Shipping & Trading Ltd.*	165	475
Willis Lease Finance Corp.*	30	454
API Technologies Corp.*	181	449
NL Industries, Inc.	36	447
Dolan Co.*	166	397
BlueLinx Holdings, Inc.*	134	382
Hill International, Inc.*	125	374
Metalico, Inc.*	221	358
Patrick Industries, Inc.*	22	347
CPI Aerostructures, Inc.*	38	326
Enphase Energy, Inc.*	48	298
Astronics Corp. — Class B*	9	265
Omega Flex, Inc.	15	258
SIFCO Industries, Inc.	14	258
Sypris Solutions, Inc.	59	247
Compx International, Inc.	6	76
Total Industrials		1,139,067
Consumer Discretionary - 5.7%
Brunswick Corp.	485	16,596
Domino's Pizza, Inc.	318	16,357
Six Flags Entertainment Corp.	222	16,091

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Consumer Discretionary - 5.7% (continued)
Cabela's, Inc.*	251	$15,255
Dana Holding Corp.	802	14,299
Sotheby's	372	13,918
HSN, Inc.	242	13,276
Tenneco, Inc.*	330	12,971
Pool Corp.	266	12,768
Vail Resorts, Inc.	201	12,526
Wolverine World Wide, Inc.	277	12,291
Pier 1 Imports, Inc.	534	12,282
Rent-A-Center, Inc. — Class A	325	12,005
Cheesecake Factory, Inc.	298	11,505
Fifth & Pacific Companies, Inc.*	595	11,234
Lions Gate Entertainment Corp.*	471	11,195
Lumber Liquidators Holdings, Inc.*	154	10,814
Ryland Group, Inc.	246	10,238
Iconix Brand Group, Inc.*	389	10,063
Life Time Fitness, Inc.*	234	10,011
Coinstar, Inc.*,1	170	9,931
KB Home	442	9,622
Steven Madden Ltd.*	220	9,491
Live Nation Entertainment, Inc.*	763	9,438
Men's Wearhouse, Inc.	282	9,425
Cooper Tire & Rubber Co.	343	8,801
Express, Inc.*	491	8,745
Shutterfly, Inc.*	197	8,702
Cracker Barrel Old Country Store, Inc.	105	8,489
Jack in the Box, Inc.*	243	8,405
Buffalo Wild Wings, Inc.*	96	8,403
Genesco, Inc.*	137	8,232
Hibbett Sports, Inc.*	144	8,103
Meritage Homes Corp.*	170	7,966
ANN, Inc.*	269	7,806
Penske Automotive Group, Inc.	234	7,806
WMS Industries, Inc.*	305	7,688
Group 1 Automotive, Inc.	128	7,689
MDC Holdings, Inc.	209	7,660
Meredith Corp.[1]	200	7,652
Hillenbrand, Inc.	301	7,609
Vitamin Shoppe, Inc.*	155	7,572
New York Times Co. — Class A*	747	7,321
Crocs, Inc.*	487	7,217
Arbitron, Inc.	153	7,170
Buckle, Inc.	153	7,137
Texas Roadhouse, Inc. — Class A	347	7,006
Bob Evans Farms, Inc.	164	6,990
Saks, Inc.*	595	6,825
Monro Muffler Brake, Inc.[1]	169	6,711
Helen of Troy Ltd.*	173	6,636
Valassis Communications, Inc.[1]	221	6,601
Children's Place Retail Stores, Inc.*	141	6,320
Papa John's International, Inc.*	102	6,306
Jos. A. Bank Clothiers, Inc.*	156	6,224
Marriott Vacations Worldwide Corp.*	145	6,223
Aeropostale, Inc.*	453	6,161
Select Comfort Corp.*	311	6,148
Office Depot, Inc.*	1,557	6,119
Pinnacle Entertainment, Inc.*	403	5,892
Ascent Capital Group, Inc. — Class A*	79	5,881
Regis Corp.	322	5,857
DineEquity, Inc.	85	5,847
Lithia Motors, Inc. — Class A	121	5,745
Sinclair Broadcast Group, Inc. — Class A	283	5,728
Jones Group, Inc.	449	5,711
Sturm Ruger & Company, Inc.	112	5,682
Grand Canyon Education, Inc.*	223	5,662
Asbury Automotive Group, Inc.*	152	5,577
Finish Line, Inc. — Class A	283	5,544
Francesca's Holdings Corp.*,1	193	5,531
OfficeMax, Inc.	476	5,526
Standard Pacific Corp.*,1	627	5,417
La-Z-Boy, Inc.	281	5,303
Sonic Automotive, Inc. — Class A	236	5,230
Matthews International Corp. — Class A	149	5,199
Orient-Express Hotels Ltd. — Class A*	527	5,196
Churchill Downs, Inc.	74	5,183
Sonic Corp.*	400	5,152
Dorman Products, Inc.	137	5,098
Belo Corp. — Class A	513	5,043
SHFL Entertainment, Inc.*	301	4,988
International Speedway Corp. — Class A	151	4,935
American Axle & Manufacturing Holdings, Inc.*	361	4,928
National CineMedia, Inc.	306	4,829
BJ's Restaurants, Inc.*	142	4,726
AFC Enterprises, Inc.*	129	4,687
Krispy Kreme Doughnuts, Inc.*	320	4,621
Ameristar Casinos, Inc.	174	4,564
Interval Leisure Group, Inc.	207	4,500
Biglari Holdings, Inc.*	12	4,478
Stage Stores, Inc.	171	4,425
Skechers U.S.A., Inc. — Class A*	206	4,357
Quiksilver, Inc.*	714	4,334
Steiner Leisure Ltd.*	88	4,256
Ethan Allen Interiors, Inc.	127	4,181
Oxford Industries, Inc.	78	4,142
Columbia Sportswear Co.	68	3,936
iRobot Corp.*	153	3,926
Stewart Enterprises, Inc. — Class A	415	3,855
Brown Shoe Company, Inc.	239	3,824
Drew Industries, Inc.	105	3,813
G-III Apparel Group Ltd.*	95	3,810
Red Robin Gourmet Burgers, Inc.*	82	3,739
K12, Inc.*	154	3,713
True Religion Apparel, Inc.	141	3,682
Scholastic Corp.	137	3,651
Core-Mark Holding Company, Inc.	71	3,643
Cato Corp. — Class A	149	3,597
American Public Education, Inc.*	101	3,524

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Consumer Discretionary - 5.7% (continued)
Scientific Games Corp. — Class A*	396	$3,465
Conn's, Inc.*	95	3,411
Pep Boys-Manny Moe & Jack*	288	3,396
Strayer Education, Inc.	69	3,338
Hovnanian Enterprises, Inc. — Class A*	574	3,312
CEC Entertainment, Inc.	100	3,275
Smith & Wesson Holding Corp.*	362	3,258
Hot Topic, Inc.	233	3,234
Movado Group, Inc.	96	3,218
Caesars Entertainment Corp.*	202	3,204
Winnebago Industries, Inc.*	154	3,179
Multimedia Games Holding Company, Inc.*	150	3,131
Standard Motor Products, Inc.	112	3,105
Denny's Corp.*	528	3,047
M/I Homes, Inc.*	119	2,910
American Greetings Corp. — Class A	176	2,834
Arctic Cat, Inc.*	64	2,797
Zumiez, Inc.*	122	2,794
Fred's, Inc. — Class A	198	2,709
Gentherm, Inc.*	165	2,703
Ruby Tuesday, Inc.*	357	2,631
Barnes & Noble, Inc.*	158	2,599
rue21, Inc.*	87	2,557
Tumi Holdings, Inc.*	121	2,534
Boyd Gaming Corp.*,1	301	2,489
Vera Bradley, Inc.*,1	105	2,481
Blue Nile, Inc.*	71	2,447
Maidenform Brands, Inc.*	136	2,384
Capella Education Co.*	76	2,367
Superior Industries International, Inc.	126	2,354
LeapFrog Enterprises, Inc. — Class A*	274	2,345
Callaway Golf Co.	354	2,343
Modine Manufacturing Co.*	255	2,321
Haverty Furniture Companies, Inc.	112	2,303
Five Below, Inc.*	60	2,273
Libbey, Inc.*	115	2,223
Mattress Firm Holding Corp.*	64	2,211
Fiesta Restaurant Group, Inc.*	83	2,205
MDC Partners, Inc. — Class A	135	2,183
Beazer Homes USA, Inc.*	134	2,123
Fisher Communications, Inc.	51	2,001
Universal Electronics, Inc.*	86	2,000
America's Car-Mart, Inc.*	42	1,963
EW Scripps Co. — Class A*	163	1,961
Harte-Hanks, Inc.	245	1,909
Carriage Services, Inc. — Class A	89	1,891
Bloomin' Brands, Inc.*	105	1,876
Journal Communications, Inc. — Class A*	278	1,868
Ruth's Hospitality Group, Inc.*	192	1,832
Tuesday Morning Corp.*	236	1,831
RadioShack Corp.[1]	545	1,831
LIN TV Corp. — Class A*	166	1,824
Carmike Cinemas, Inc.*	100	1,812
Cavco Industries, Inc.*	37	1,760
Destination Maternity Corp.	75	1,755
Bravo Brio Restaurant Group, Inc.*	110	1,741
NACCO Industries, Inc. — Class A	31	1,654
Shoe Carnival, Inc.	80	1,635
Universal Technical Institute, Inc.	123	1,553
Unifi, Inc.*	81	1,547
PetMed Express, Inc.	112	1,502
Wet Seal, Inc. — Class A*	491	1,483
MarineMax, Inc.*	106	1,441
CSS Industries, Inc.	54	1,402
Big 5 Sporting Goods Corp.	88	1,374
Fuel Systems Solutions, Inc.*	82	1,351
Shutterstock, Inc.*	30	1,349
World Wrestling Entertainment, Inc. — Class A	151	1,332
NutriSystem, Inc.	156	1,323
Chuy's Holdings, Inc.*	40	1,303
Marcus Corp.	104	1,299
Stein Mart, Inc.	153	1,282
JAKKS Pacific, Inc.	122	1,280
Nexstar Broadcasting Group, Inc. — Class A	70	1,260
Rentrak Corp.*	56	1,231
Town Sports International Holdings, Inc.	129	1,220
Saga Communications, Inc. — Class A	26	1,203
Jamba, Inc.*	422	1,203
Perry Ellis International, Inc.	65	1,182
Destination XL Group, Inc.*	229	1,166
Exide Technologies*	427	1,153
Speedway Motorsports, Inc.	63	1,133
Stoneridge, Inc.*	148	1,129
Cumulus Media, Inc. — Class A*	335	1,129
VOXX International Corp. — Class A*	102	1,092
Black Diamond, Inc.*	117	1,066
Restoration Hardware Holdings, Inc.*	30	1,050
Zagg, Inc.*	144	1,048
Hooker Furniture Corp.	65	1,036
Entercom Communications Corp. — Class A*	137	1,019
Bridgepoint Education, Inc.*	99	1,013
Blyth, Inc.	58	1,007
Bassett Furniture Industries, Inc.	62	990
Spartan Motors, Inc.	184	977
West Marine, Inc.*	85	972
Digital Generation, Inc.*	151	971
LifeLock, Inc.*	100	963
hhgregg, Inc.*	87	961
Steinway Musical Instruments, Inc.*	39	937
Bon-Ton Stores, Inc.	72	936
McClatchy Co. — Class A*	315	914
Weyco Group, Inc.	37	907
Entravision Communications Corp. — Class A	284	906

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Consumer Discretionary - 5.7% (continued)
Corinthian Colleges, Inc.*	426	$895
Vitacost.com, Inc.*	123	889
Daily Journal Corp.*	8	888
Mac-Gray Corp.	69	883
Kirkland's, Inc.*	76	871
ReachLocal, Inc.*	58	868
Central European Media Enterprises Ltd. — Class A*	201	848
Winmark Corp.	13	819
bebe stores, Inc.	196	817
Global Sources Ltd.*	107	809
Kayak Software Corp.*	20	799
Citi Trends, Inc.*	78	798
Culp, Inc.	50	796
Luby's, Inc.*	106	793
Overstock.com, Inc.*	64	788
Bluegreen Corp.*	80	787
Body Central Corp.*	83	780
Johnson Outdoors, Inc. — Class A*	32	763
Morgans Hotel Group Co.*	128	758
Isle of Capri Casinos, Inc.*	119	749
Lincoln Educational Services Corp.	125	733
Orbitz Worldwide, Inc.*	125	714
Tilly's, Inc. — Class A*	56	712
K-Swiss, Inc. — Class A*	148	702
1-800-Flowers.com, Inc. — Class A*	141	701
Outdoor Channel Holdings, Inc.	77	687
Career Education Corp.*	285	675
Cherokee, Inc.	47	644
Systemax, Inc.	65	644
Flexsteel Industries, Inc.	26	643
Delta Apparel, Inc.*	39	642
Nathan's Famous, Inc.*	15	634
RG Barry Corp.	47	629
New York & Company, Inc.*	152	622
Federal-Mogul Corp.*	103	621
Lifetime Brands, Inc.	54	616
Ignite Restaurant Group, Inc.*	38	558
Red Lion Hotels Corp.*	77	547
Education Management Corp.*	145	532
Gordmans Stores, Inc.*	45	527
Monarch Casino & Resort, Inc.*	54	525
Reading International, Inc. — Class A*	93	521
Einstein Noah Restaurant Group, Inc.	34	504
Del Frisco's Restaurant Group, Inc.*	30	498
Salem Communications Corp. — Class A	57	452
Skullcandy, Inc.*	83	438
Carrols Restaurant Group, Inc.*	84	436
Marine Products Corp.	58	427
Tower International, Inc.*	30	420
Martha Stewart Living Omnimedia — Class A*	155	409
MTR Gaming Group, Inc.*	124	409
Crown Media Holdings, Inc. — Class A*	195	400
Premier Exhibitions, Inc.*	137	364
Frisch's Restaurants, Inc.	20	359
Shiloh Industries, Inc.	33	355
Geeknet, Inc.*	24	354
Collectors Universe, Inc.	30	353
National American University Holdings, Inc.	58	226
Beasley Broadcasting Group, Inc. — Class A	34	201
CafePress, Inc.*	27	162
Perfumania Holdings, Inc.*	28	161
Value Line, Inc.	12	113
US Auto Parts Network, Inc.*	83	100
Orchard Supply Hardware Stores Corp. — Class A*	15	59
Total Consumer Discretionary		1,029,572
Health Care - 5.0%
Pharmacyclics, Inc.*	302	24,283
athenahealth, Inc.*,1	200	19,409
Seattle Genetics, Inc.*	522	18,536
Cubist Pharmaceuticals, Inc.*	348	16,293
Alkermes plc*	669	15,862
Cepheid, Inc.*	364	13,967
HealthSouth Corp.*	519	13,685
WellCare Health Plans, Inc.*	232	13,447
STERIS Corp.	320	13,315
Align Technology, Inc.*	397	13,304
PAREXEL International Corp.*	333	13,156
HMS Holdings Corp.*	473	12,841
Jazz Pharmaceuticals plc*	224	12,523
Centene Corp.*	284	12,507
West Pharmaceutical Services, Inc.	182	11,819
Haemonetics Corp.*	278	11,581
ViroPharma, Inc.*	453	11,397
Owens & Minor, Inc.	350	11,396
Medicines Co.*	308	10,293
Air Methods Corp.	211	10,178
Arena Pharmaceuticals, Inc.*	1,176	9,655
Questcor Pharmaceuticals, Inc.[1]	293	9,534
Isis Pharmaceuticals, Inc.*	550	9,317
MWI Veterinary Supply, Inc.*	69	9,126
Chemed Corp.	108	8,638
Theravance, Inc.*	335	7,913
Ironwood Pharmaceuticals, Inc. — Class A*	413	7,554
Medidata Solutions, Inc.*	129	7,479
ImmunoGen, Inc.*,1	457	7,339
Insulet Corp.*	280	7,241
Infinity Pharmaceuticals, Inc.*	149	7,222
Alnylam Pharmaceuticals, Inc.*	294	7,165
Magellan Health Services, Inc.*	149	7,088
Acorda Therapeutics, Inc.*	220	7,047
HeartWare International, Inc.*	79	6,986
Nektar Therapeutics*	633	6,963
Cyberonics, Inc.*	145	6,787

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Health Care - 5.0% (continued)
Neogen Corp.*	132	$6,543
Volcano Corp.*	290	6,455
DexCom, Inc.*	369	6,170
MedAssets, Inc.*	316	6,083
Aegerion Pharmaceuticals, Inc.*	150	6,051
Vivus, Inc.*,1	549	6,039
Amsurg Corp. — Class A*	175	5,887
Hanger, Inc.*	186	5,865
Abaxis, Inc.	120	5,678
Impax Laboratories, Inc.*	367	5,666
Team Health Holdings, Inc.*	154	5,603
PDL BioPharma, Inc.[1]	765	5,592
ArthroCare Corp.*	155	5,388
CONMED Corp.	158	5,381
Analogic Corp.	68	5,373
Masimo Corp.	273	5,356
Meridian Bioscience, Inc.	230	5,249
Santarus, Inc.*	294	5,095
NuVasive, Inc.*	235	5,008
Wright Medical Group, Inc.*	210	5,000
Molina Healthcare, Inc.*	160	4,939
Endologix, Inc.*	305	4,926
NPS Pharmaceuticals, Inc.*	475	4,840
Emeritus Corp.*	169	4,697
Auxilium Pharmaceuticals, Inc.*	266	4,596
Exelixis, Inc.*,1	989	4,569
Neurocrine Biosciences, Inc.*	368	4,468
Opko Health, Inc.*	584	4,456
Acadia Healthcare Company, Inc.*	150	4,409
Akorn, Inc.*	315	4,356
Conceptus, Inc.*	178	4,299
ICU Medical, Inc.*	71	4,185
IPC The Hospitalist Company, Inc.*	94	4,181
Capital Senior Living Corp.*	154	4,070
Quality Systems, Inc.	221	4,040
InterMune, Inc.*	440	3,982
Dendreon Corp.*	840	3,973
Integra LifeSciences Holdings Corp.*	101	3,940
Celldex Therapeutics, Inc.*	339	3,926
Greatbatch, Inc.*	130	3,883
Luminex Corp.*	229	3,783
AMN Healthcare Services, Inc.*	237	3,752
Cantel Medical Corp.	123	3,697
Quidel Corp.*	154	3,658
Orthofix International N.V.*	99	3,551
Bio-Reference Labs, Inc.*	135	3,507
Omnicell, Inc.*	185	3,493
Spectranetics Corp.*	188	3,484
Momenta Pharmaceuticals, Inc.*	259	3,455
Exact Sciences Corp.*	346	3,391
ABIOMED, Inc.*	178	3,323
Synageva BioPharma Corp.*	59	3,240
Ensign Group, Inc.	97	3,240
Computer Programs & Systems, Inc.	59	3,192
Accretive Health, Inc.*	314	3,190
Rigel Pharmaceuticals, Inc.*	463	3,144
NxStage Medical, Inc.*	278	3,136
Kindred Healthcare, Inc.*	295	3,106
Landauer, Inc.	55	3,101
Array BioPharma, Inc.*	628	3,090
BioScrip, Inc.*	242	3,076
Optimer Pharmaceuticals, Inc.*	253	3,011
Pacira Pharmaceuticals, Inc.*	103	2,973
Halozyme Therapeutics, Inc.*	495	2,856
AMAG Pharmaceuticals, Inc.*	119	2,838
Achillion Pharmaceuticals, Inc.*	322	2,814
Merit Medical Systems, Inc.*	228	2,795
Sangamo Biosciences, Inc.*	292	2,792
Keryx Biopharmaceuticals, Inc.*	387	2,724
ExamWorks Group, Inc.*	154	2,667
National Healthcare Corp.	58	2,652
Obagi Medical Products, Inc.*	132	2,607
Sequenom, Inc.*,1	622	2,581
Lexicon Pharmaceuticals, Inc.*	1,157	2,522
HealthStream, Inc.*	109	2,500
Vanguard Health Systems, Inc.*	168	2,498
Orexigen Therapeutics, Inc.*	395	2,469
Spectrum Pharmaceuticals, Inc.[1]	328	2,447
Ligand Pharmaceuticals, Inc. — Class B*	91	2,425
MAKO Surgical Corp.*	216	2,408
LHC Group, Inc.*	112	2,407
Fluidigm Corp.*	129	2,388
Genomic Health, Inc.*	83	2,347
Dyax Corp.*	538	2,346
Astex Pharmaceuticals*	517	2,306
Symmetry Medical, Inc.*	201	2,301
Clovis Oncology, Inc.*	78	2,236
Invacare Corp.	171	2,232
Healthways, Inc.*	182	2,230
Cadence Pharmaceuticals, Inc.*	330	2,208
PharMerica Corp.*	156	2,184
Natus Medical, Inc.*	161	2,164
Dynavax Technologies Corp.*	956	2,122
MannKind Corp.*	620	2,102
Antares Pharma, Inc.*	579	2,073
Cambrex Corp.*	162	2,072
Endocyte, Inc.*	165	2,054
AVANIR Pharmaceuticals, Inc. — Class A*	740	2,028
Emergent Biosolutions, Inc.*	145	2,027
Hi-Tech Pharmacal Company, Inc.	60	1,987
SurModics, Inc.*	72	1,962
Cardiovascular Systems, Inc.*	95	1,946
Triple-S Management Corp. — Class B*	110	1,916
Synta Pharmaceuticals Corp.*,1	220	1,892
Amedisys, Inc.*	168	1,868
Cynosure, Inc. — Class A*	71	1,858
Affymetrix, Inc.*	385	1,817
AVEO Pharmaceuticals, Inc.*	247	1,815
Accuray, Inc.*	391	1,814
Gentiva Health Services, Inc.*	167	1,807
Depomed, Inc.*	305	1,790
US Physical Therapy, Inc.	66	1,772
Idenix Pharmaceuticals, Inc.*	489	1,741

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Health Care - 5.0% (continued)
Universal American Corp.	206	$1,716
Corvel Corp.*	34	1,683
Tornier N.V.*	89	1,678
Select Medical Holdings Corp.	185	1,665
Vical, Inc.*	416	1,656
XenoPort, Inc.*	231	1,652
Raptor Pharmaceutical Corp.*	279	1,632
Novavax, Inc.*	704	1,605
OraSure Technologies, Inc.*	293	1,582
Five Star Quality Care, Inc.*	235	1,572
Furiex Pharmaceuticals, Inc.*	41	1,537
XOMA Corp.*	439	1,532
AngioDynamics, Inc.*	134	1,532
Repros Therapeutics, Inc.*	95	1,530
Palomar Medical Technologies, Inc.*	110	1,484
Vascular Solutions, Inc.*	90	1,460
Curis, Inc.*	436	1,430
SciClone Pharmaceuticals, Inc.*	310	1,426
Navidea Biopharmaceuticals, Inc.*	526	1,425
Providence Service Corp.*	74	1,368
Synergy Pharmaceuticals, Inc.*	225	1,366
Atrion Corp.	7	1,344
Assisted Living Concepts, Inc. — Class A	109	1,296
Cerus Corp.*	292	1,291
Progenics Pharmaceuticals, Inc.*	232	1,250
RTI Biologics, Inc.*	313	1,233
Repligen Corp.*	172	1,189
PhotoMedex, Inc.*	73	1,175
Utah Medical Products, Inc.	24	1,170
Trius Therapeutics, Inc.*	171	1,170
Enzon Pharmaceuticals, Inc.	297	1,129
Intercept Pharmaceuticals, Inc.*	30	1,122
Staar Surgical Co.*	198	1,115
Threshold Pharmaceuticals, Inc.*	241	1,111
Exactech, Inc.*	50	1,035
Anika Therapeutics, Inc.*	68	987
Coronado Biosciences, Inc.*	100	972
Unilife Corp.*,1	432	942
OncoGenex Pharmaceutical, Inc.*	83	940
Almost Family, Inc.	46	940
Osiris Therapeutics, Inc.*	90	936
Merge Healthcare, Inc.*	323	933
CryoLife, Inc.	154	926
Vocera Communications, Inc.*	40	920
Sagent Pharmaceuticals, Inc.*	52	913
NewLink Genetics Corp.*	74	908
Chindex International, Inc.*	65	893
Sunesis Pharmaceuticals, Inc.*	163	892
Rochester Medical Corp.*	60	877
Immunomedics, Inc.*	361	870
Solta Medical, Inc.*	378	832
Arqule, Inc.*	321	831
Lannett Company, Inc.*	82	829
Cytori Therapeutics, Inc.*	327	821
National Research Corp.	14	813
Harvard Bioscience, Inc.*	143	808
AtriCure, Inc.*	102	808
Derma Sciences, Inc.*	65	785
Geron Corp.*	728	779
Cross Country Healthcare, Inc.*	144	765
Pozen, Inc.*	145	764
ImmunoCellular Therapeutics Ltd.*	273	748
Globus Medical, Inc. — Class A*	50	734
KYTHERA Biopharmaceuticals, Inc.*	30	731
Pain Therapeutics, Inc.	209	717
SIGA Technologies, Inc.*	198	709
Skilled Healthcare Group, Inc. — Class A*	107	703
Greenway Medical Technologies*	44	700
ZIOPHARM Oncology, Inc.*	366	670
Oncothyreon, Inc.*	318	661
TESARO, Inc.*	30	659
Ampio Pharmaceuticals, Inc.*	144	658
Targacept, Inc.*	152	651
Alphatec Holdings, Inc.*	306	646
BioDelivery Sciences International, Inc.*	150	632
Biotime, Inc.*	164	626
Vanda Pharmaceuticals, Inc.*	158	619
Hansen Medical, Inc.*,1	302	607
GTx, Inc.*	141	585
Omeros Corp.*	138	569
Anacor Pharmaceuticals, Inc.*	88	568
Hyperion Therapeutics, Inc.*	22	568
Horizon Pharma, Inc.*	208	564
Discovery Laboratories, Inc.*	240	550
Regulus Therapeutics, Inc.*	70	543
Amicus Therapeutics, Inc.*	169	536
Corcept Therapeutics, Inc.*	267	534
Zogenix, Inc.*	294	529
Biospecifics Technologies Corp.*	31	529
Pacific Biosciences of California, Inc.*	206	513
Agenus, Inc.*	130	506
Merrimack Pharmaceuticals, Inc.*	80	488
Rockwell Medical Technologies, Inc.*	117	463
Durata Therapeutics, Inc.*	50	450
ChemoCentryx, Inc.*	32	442
Sucampo Pharmaceuticals, Inc. — Class A*	61	399
Zeltiq Aesthetics, Inc.*	100	382
Maxygen, Inc.	155	374
Transcept Pharmaceuticals, Inc.*	75	359
Cornerstone Therapeutics, Inc.*	50	354
Codexis, Inc.*	147	351
Cumberland Pharmaceuticals, Inc.*	69	344
PDI, Inc.*	58	342
Verastem, Inc.*	34	327
BioCryst Pharmaceuticals, Inc.*	270	321
Affymax, Inc.*	197	274
Pernix Therapeutics Holdings*	51	253

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Health Care - 5.0% (continued)
Ventrus Biosciences, Inc.*	70	$209
EnteroMedics, Inc.*	150	150
Cempra, Inc.*	22	149
Acura Pharmaceuticals, Inc.*	68	145
BG Medicine, Inc.*	63	117
Supernus Pharmaceuticals, Inc.*	20	112
Total Health Care		899,278
Energy - 2.4%
Dril-Quip, Inc.*	220	19,177
Oasis Petroleum, Inc.*	440	16,751
Gulfport Energy Corp.*	364	16,682
Rosetta Resources, Inc.*	291	13,846
Berry Petroleum Co. — Class A	290	13,424
Helix Energy Solutions Group, Inc.*	583	13,339
Kodiak Oil & Gas Corp.*	1,444	13,126
Bristow Group, Inc.	194	12,792
SemGroup Corp. — Class A*	231	11,946
Lufkin Industries, Inc.	178	11,817
Energy XXI Bermuda Ltd.	428	11,650
Western Refining, Inc.	317	11,224
Targa Resources Corp.	160	10,873
Exterran Holdings, Inc.*	359	9,693
McMoRan Exploration Co.*	555	9,074
PDC Energy, Inc.*	164	8,129
Geospace Technologies Corp.*	72	7,770
Key Energy Services, Inc.*	829	6,698
Hercules Offshore, Inc.*	866	6,426
Cloud Peak Energy, Inc.*	337	6,329
Arch Coal, Inc.	1,165	6,326
Stone Energy Corp.*	275	5,981
Carrizo Oil & Gas, Inc.*	220	5,669
C&J Energy Services, Inc.*	246	5,633
Gulfmark Offshore, Inc. — Class A	142	5,532
Bill Barrett Corp.*	261	5,290
Northern Oil and Gas, Inc.*	357	5,134
ION Geophysical Corp.*	720	4,903
CVR Energy, Inc.	93	4,801
Halcon Resources Corp.*	608	4,736
Ship Finance International Ltd.	268	4,727
Clean Energy Fuels Corp.*	358	4,654
Newpark Resources, Inc.*	490	4,547
Approach Resources, Inc.*	184	4,528
TETRA Technologies, Inc.*	425	4,361
Comstock Resources, Inc.*	268	4,355
Crosstex Energy, Inc.	225	4,334
EPL Oil & Gas, Inc.*	152	4,075
Rex Energy Corp.*	238	3,922
Delek US Holdings, Inc.	95	3,749
Forum Energy Technologies, Inc.*	125	3,595
Swift Energy Co.*	236	3,495
Forest Oil Corp.*	645	3,393
Nordic American Tankers Ltd.	290	3,350
Heckmann Corp.*,1	764	3,278
Magnum Hunter Resources Corp.*,1	803	3,220
Resolute Energy Corp.*	261	3,004
Rentech, Inc.	1,250	2,938
Pioneer Energy Services Corp.*	339	2,797
Parker Drilling Co.*	647	2,769
W&T Offshore, Inc.	191	2,712
Scorpio Tankers, Inc.*	304	2,712
Contango Oil & Gas Co.	67	2,686
Vaalco Energy, Inc.*	319	2,421
Basic Energy Services, Inc.*	168	2,297
Goodrich Petroleum Corp.*	145	2,269
PHI, Inc.*	66	2,258
Tesco Corp.*	163	2,183
Diamondback Energy, Inc.*	80	2,147
Bonanza Creek Energy, Inc.*	55	2,127
Willbros Group, Inc.*	215	2,111
Matrix Service Co.*	136	2,026
Vantage Drilling Co.*	1,056	1,848
Gulf Island Fabrication, Inc.	85	1,790
RigNet, Inc.*	71	1,771
GasLog Ltd.	131	1,685
Triangle Petroleum Corp.*	248	1,637
Green Plains Renewable Energy, Inc.*	132	1,510
Quicksilver Resources, Inc.*	645	1,451
Clayton Williams Energy, Inc.*	33	1,443
Synergy Resources Corp.*	210	1,441
Solazyme, Inc.*	177	1,382
PetroQuest Energy, Inc.*	309	1,372
Natural Gas Services Group, Inc.*	69	1,329
Dawson Geophysical Co.*	44	1,320
Sanchez Energy Corp.*	65	1,295
BPZ Resources, Inc.*	567	1,287
Warren Resources, Inc.*	389	1,249
Penn Virginia Corp.	300	1,212
Mitcham Industries, Inc.*	70	1,184
Midstates Petroleum Company, Inc.*	130	1,112
Knightsbridge Tankers Ltd.	133	1,091
Panhandle Oil and Gas, Inc. — Class A	37	1,060
Abraxas Petroleum Corp.*	454	1,049
Alon USA Energy, Inc.	54	1,029
Uranium Energy Corp.*	465	1,023
FX Energy, Inc.*	296	995
Teekay Tankers Ltd. — Class A	348	992
Cal Dive International, Inc.*	527	949
Evolution Petroleum Corp.*	86	873
Bolt Technology Corp.	49	856
TGC Industries, Inc.	81	802
Callon Petroleum Co.*	215	796
Harvest Natural Resources, Inc.*	212	744
Endeavour International Corp.*	250	738
Apco Oil and Gas International, Inc.	56	694
Matador Resources Co.*	77	682
Frontline Ltd.*	289	676
KiOR, Inc. — Class A*	145	674
REX American Resources Corp.*	30	664
Emerald Oil, Inc.*	92	648
Westmoreland Coal Co.*	56	636
Miller Energy Resources, Inc.*	170	631
Isramco, Inc.*	6	595

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Energy - 2.4% (continued)
Gastar Exploration Ltd.*	329	$579
Amyris, Inc.*	166	511
Adams Resources & Energy, Inc.	10	510
Uranerz Energy Corp.*	362	460
Gevo, Inc.*	165	370
Renewable Energy Group, Inc.*	44	338
Crimson Exploration, Inc.*	112	320
Saratoga Resources, Inc.*	119	317
Forbes Energy Services Ltd.*	82	302
Global Geophysical Services, Inc.*	108	265
Hallador Energy Co.	37	255
ZaZa Energy Corp.*	135	244
Ceres, Inc.*	33	115
Total Energy		438,613
Materials - 2.2%
Axiall Corp.	372	23,123
Eagle Materials, Inc.	263	17,523
Louisiana-Pacific Corp.*	758	16,373
PolyOne Corp.	541	13,206
Chemtura Corp.*	539	11,648
Olin Corp.	442	11,147
Sensient Technologies Corp.	278	10,867
HB Fuller Co.	271	10,591
Coeur d'Alene Mines Corp.*	489	9,222
Worthington Industries, Inc.	291	9,015
Stillwater Mining Co.*	639	8,262
Minerals Technologies, Inc.	196	8,136
Texas Industries, Inc.*	126	7,952
Clearwater Paper Corp.*	136	7,165
Balchem Corp.	163	7,162
Graphic Packaging Holding Co.*	954	7,146
Resolute Forest Products*	440	7,119
Kaiser Aluminum Corp.	108	6,982
Schweitzer-Mauduit International, Inc.	174	6,739
Innophos Holdings, Inc.	122	6,656
Buckeye Technologies, Inc.	214	6,409
KapStone Paper and Packaging Corp.	230	6,394
SunCoke Energy, Inc.*	384	6,271
Hecla Mining Co.	1,567	6,190
Stepan Co.	94	5,931
PH Glatfelter Co.	241	5,635
Innospec, Inc.	127	5,624
Calgon Carbon Corp.*	309	5,593
RTI International Metals, Inc.*	169	5,356
Koppers Holdings, Inc.	116	5,102
A. Schulman, Inc.	161	5,081
American Vanguard Corp.	155	4,734
Globe Specialty Metals, Inc.	340	4,733
Boise, Inc.	545	4,720
Flotek Industries, Inc.*	269	4,398
Headwaters, Inc.*	393	4,284
AMCOL International Corp.	138	4,166
Deltic Timber Corp.	60	4,123
OM Group, Inc.*	175	4,109
Kraton Performance Polymers, Inc.*	173	4,048
Tredegar Corp.	135	3,974
Quaker Chemical Corp.	66	3,895
Schnitzer Steel Industries, Inc. — Class A	141	3,759
LSB Industries, Inc.*	105	3,652
Haynes International, Inc.	63	3,484
McEwen Mining, Inc.*,1	1,186	3,392
Ferro Corp.*	478	3,227
Materion Corp.	112	3,192
Berry Plastics Group, Inc.*	160	3,048
Neenah Paper, Inc.	89	2,738
Myers Industries, Inc.	188	2,624
Wausau Paper Corp.	243	2,620
Horsehead Holding Corp.*	240	2,611
AK Steel Holding Corp.[1]	740	2,449
Golden Star Resources Ltd.*	1,413	2,261
Century Aluminum Co.*	280	2,167
Gold Resource Corp.	163	2,124
Landec Corp.*	143	2,069
Zep, Inc.	129	1,936
OMNOVA Solutions, Inc.*	252	1,933
Hawkins, Inc.	48	1,918
Zoltek Companies, Inc.*	150	1,793
Paramount Gold and Silver Corp.*	716	1,597
AEP Industries, Inc.*	22	1,580
Universal Stainless & Alloy*	43	1,563
US Silica Holdings, Inc.	66	1,556
AM Castle & Co.*	86	1,505
Metals USA Holdings Corp.	65	1,342
Olympic Steel, Inc.	55	1,315
FutureFuel Corp.	108	1,312
Arabian American Development Co.*	112	944
Midway Gold Corp.*	704	859
Noranda Aluminum Holding Corp.	191	858
KMG Chemicals, Inc.	44	855
Chase Corp.	43	831
General Moly, Inc.*	368	813
Vista Gold Corp.*	337	728
UFP Technologies, Inc.*	31	610
United States Lime & Minerals, Inc.*	10	532
US Antimony Corp.*	290	502
Handy & Harman Ltd.*	30	462
Golden Minerals Co.*	180	428
GSE Holding, Inc.*	45	372
Revett Minerals, Inc.*	142	324
Total Materials		390,689
Consumer Staples - 1.5%
United Natural Foods, Inc.*	263	12,940
TreeHouse Foods, Inc.*	196	12,770
Hain Celestial Group, Inc.*	204	12,460
Casey's General Stores, Inc.	210	12,242
Darling International, Inc.*	648	11,637
Harris Teeter Supermarkets, Inc.	242	10,336
B&G Foods, Inc. — Class A	291	8,873
Lancaster Colony Corp.	105	8,085

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Consumer Staples - 1.5% (continued)
PriceSmart, Inc.	102	$7,939
Post Holdings, Inc.*	175	7,513
Spectrum Brands Holdings, Inc.	128	7,244
Universal Corp.	128	7,172
Prestige Brands Holdings, Inc.*	273	7,013
Sanderson Farms, Inc.	128	6,991
Rite Aid Corp.*	3,617	6,872
Boston Beer Company, Inc. — Class A*	43	6,864
Snyders-Lance, Inc.	243	6,138
J&J Snack Foods Corp.	77	5,921
SUPERVALU, Inc.[1]	1,165	5,872
Andersons, Inc.	106	5,673
Fresh Del Monte Produce, Inc.	210	5,666
Elizabeth Arden, Inc.*	138	5,555
WD-40 Co.	91	4,984
Vector Group Ltd.	306	4,933
Tootsie Roll Industries, Inc.	129	3,851
Cal-Maine Foods, Inc.	83	3,532
Susser Holdings Corp.*	68	3,475
Pilgrim's Pride Corp.*	334	3,069
Boulder Brands, Inc.*	324	2,910
Weis Markets, Inc.	61	2,483
Dole Food Company, Inc.*	200	2,180
Seneca Foods Corp. — Class A*	64	2,113
Diamond Foods, Inc.*	124	2,091
Inter Parfums, Inc.	84	2,052
Spartan Stores, Inc.	113	1,983
Chiquita Brands International, Inc.*	255	1,979
Calavo Growers, Inc.	66	1,899
Alliance One International, Inc.*	484	1,883
Harbinger Group, Inc.*	220	1,817
Coca-Cola Bottling Company Consolidated	30	1,810
Central Garden and Pet Co. — Class A*	216	1,776
Pantry, Inc.*	133	1,659
Medifast, Inc.*	72	1,650
USANA Health Sciences, Inc.*	33	1,595
Village Super Market, Inc. — Class A	47	1,583
Revlon, Inc. — Class A*	63	1,409
Ingles Markets, Inc. — Class A	64	1,375
Star Scientific, Inc.*,1	792	1,315
Nash Finch Co.	67	1,312
Omega Protein Corp.*	111	1,193
Chefs' Warehouse, Inc.*	64	1,182
Arden Group, Inc. — Class A	11	1,112
Annie's, Inc.*	28	1,071
Nature's Sunshine Products, Inc.	63	960
John B Sanfilippo & Son, Inc.	48	959
Alico, Inc.	20	925
Natural Grocers by Vitamin Cottage, Inc.*	40	902
Limoneira Co.	46	889
National Beverage Corp.	63	885
Nutraceutical International Corp.	48	833
Female Health Co.	105	760
Roundy's, Inc.	112	736
Oil-Dri Corporation of America	27	735
Orchids Paper Products Co.	31	723
Inventure Foods, Inc.*	73	568
Farmer Bros Co.*	38	559
Griffin Land & Nurseries, Inc.	17	511
Synutra International, Inc.*	95	447
Craft Brew Alliance, Inc.*	52	387
Lifeway Foods, Inc.	23	320
Central European Distribution Corp.*,1	362	121
Total Consumer Staples		261,272
Utilities - 1.3%
Cleco Corp.	332	15,614
IDACORP, Inc.	275	13,274
Piedmont Natural Gas Company, Inc.	394	12,954
Portland General Electric Co.	412	12,496
WGL Holdings, Inc.	281	12,392
Southwest Gas Corp.	259	12,292
UIL Holdings Corp.	276	10,927
UNS Energy Corp.	216	10,571
Black Hills Corp.	239	10,525
PNM Resources, Inc.	441	10,271
New Jersey Resources Corp.	228	10,226
ALLETE, Inc.	208	10,196
South Jersey Industries, Inc.	163	9,061
Avista Corp.	319	8,741
NorthWestern Corp.	203	8,092
El Paso Electric Co.	221	7,437
MGE Energy, Inc.	127	7,041
Northwest Natural Gas Co.	149	6,529
Otter Tail Corp.	199	6,197
American States Water Co.	105	6,045
Laclede Group, Inc.	131	5,594
CH Energy Group, Inc.	83	5,427
Empire District Electric Co.	236	5,286
California Water Service Group	229	4,557
Atlantic Power Corp.	650	3,205
Chesapeake Utilities Corp.	53	2,600
Unitil Corp.	76	2,138
Ormat Technologies, Inc.	99	2,044
SJW Corp.	73	1,935
Middlesex Water Co.	87	1,698
Connecticut Water Service, Inc.	56	1,637
York Water Co.	72	1,354
Artesian Resources Corp. — Class A	41	921
Consolidated Water Company Ltd.	86	851
Delta Natural Gas Company, Inc.	38	831
Genie Energy Ltd. — Class B	80	741
Cadiz, Inc.*	73	493
American DG Energy, Inc.*	143	300
Total Utilities		242,493
Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	250	6,601
Consolidated Communications Holdings, Inc.	220	3,861

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.0% (continued)
Telecommunication Services - 0.3% (continued)
Cincinnati Bell, Inc.*	1,082	$3,527
Premiere Global Services, Inc.*	274	3,011
8x8, Inc.*	383	2,624
Vonage Holdings Corp.*	872	2,520
Atlantic Tele-Network, Inc.	50	2,426
Shenandoah Telecommunications Co.	126	1,919
General Communication, Inc. — Class A*	201	1,843
Leap Wireless International, Inc.*	299	1,761
inContact, Inc.*	205	1,658
Iridium Communications, Inc.*	275	1,656
USA Mobility, Inc.	116	1,539
Hawaiian Telcom Holdco, Inc.*	60	1,384
magicJack VocalTec Ltd.*	97	1,358
Lumos Networks Corp.	83	1,119
Cbeyond, Inc.*	148	1,100
ORBCOMM, Inc.*	197	1,026
IDT Corp. — Class B	85	1,025
NTELOS Holdings Corp.	78	999
HickoryTech Corp.	82	832
Fairpoint Communications, Inc.*	109	814
Primus Telecommunications Group, Inc.	70	774
Towerstream Corp.*	257	573
Neutral Tandem, Inc.	158	517
Boingo Wireless, Inc.*	89	491
Total Telecommunication Services		46,958
Total Common Stocks
(Cost $5,399,039)		7,380,280
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13*	13	–
Total Warrants
(Cost $–)		–
RIGHTS†† - 0.0%
BlueLinx Holdings, Inc.
Expires 04/01/13*,	134	53
Total Rights
(Cost $38)		53
CLOSED-END FUNDS† - 0.0%
Firsthand Technology Value Fund, Inc.*	49	945
Total Closed-End Funds
(Cost $866)		945

	Face Amount
REPURCHASE AGREEMENTS††,2 - 59.2%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[3]	$4,424,870	4,424,870
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	2,079,271	2,079,271
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	2,079,271	2,079,271
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	2,079,271	2,079,271
Total Repurchase Agreements
(Cost $10,662,683)		10,662,683
SECURITIES LENDING COLLATERAL††,4 - 0.4%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	39,109	39,109
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	30,766	30,766
Total Securities Lending Collateral
(Cost $69,875)		69,875
Total Investments - 100.6%
(Cost $16,132,501)		$18,113,836
Other Assets & Liabilities, net - (0.6)%		(105,314)
Total Net Assets - 100.0%		$18,008,522

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,840,400)	30	$9,566

	Units
EQUITY INDEX SWAP AGREEMENTS††, 5
Goldman Sachs International April 2013 Russell 2000 Index Swap, Terminating 04/29/13 (Notional Value $12,709,542)	13,357	$25,972
Credit Suisse Capital, LLC April 2013 Russell 2000 Index Swap, Terminating 04/30/13 (Notional Value $3,390,426)	3,563	4,560
Barclays Bank plc April 2013 Russell 2000 Index Swap, Terminating 04/30/13 (Notional Value $725,115)	762	1,045
(Total Notional Value $16,825,083)		$31,577

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 28, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0%
Financials - 13.2%
Ocwen Financial Corp.*	283	$10,731
Starwood Property Trust, Inc.	338	9,384
Two Harbors Investment Corp.	735	9,268
Omega Healthcare Investors, Inc.	276	8,378
Highwoods Properties, Inc.	200	7,913
Invesco Mortgage Capital, Inc.	332	7,101
First American Financial Corp.	277	7,083
Alterra Capital Holdings Ltd.	218	6,866
Geo Group, Inc.	178	6,696
EPR Properties	122	6,350
Healthcare Realty Trust, Inc.	221	6,274
RLJ Lodging Trust	272	6,191
LaSalle Hotel Properties	243	6,167
Hancock Holding Co.	199	6,154
Portfolio Recovery Associates, Inc.*	47	5,964
Susquehanna Bancshares, Inc.	476	5,918
CNO Financial Group, Inc.	514	5,886
Prosperity Bancshares, Inc.	124	5,877
Medical Properties Trust, Inc.	354	5,678
Stifel Financial Corp.*	157	5,442
Colonial Properties Trust	233	5,267
Prospect Capital Corp.	481	5,247
CYS Investments, Inc.	436	5,119
CubeSmart	316	4,993
ARMOUR Residential REIT, Inc.	752	4,911
Redwood Trust, Inc.	210	4,868
National Health Investors, Inc.	74	4,843
FirstMerit Corp.	290	4,795
Washington Real Estate Investment Trust	169	4,704
Platinum Underwriters Holdings Ltd.	84	4,688
DCT Industrial Trust, Inc.	626	4,632
Financial Engines, Inc.	126	4,564
DiamondRock Hospitality Co.	490	4,562
Sovran Self Storage, Inc.	70	4,514
UMB Financial Corp.	91	4,466
Potlatch Corp.	97	4,448
Webster Financial Corp.	183	4,440
FNB Corp.	364	4,404
Sunstone Hotel Investors, Inc.*	354	4,358
Apollo Investment Corp.	517	4,322
Virtus Investment Partners, Inc.*	23	4,284
Greenhill & Company, Inc.	80	4,270
First Cash Financial Services, Inc.*	73	4,259
Trustmark Corp.	170	4,252
RLI Corp.	59	4,239
Glimcher Realty Trust	361	4,187
First Industrial Realty Trust, Inc.	244	4,180
Texas Capital Bancshares, Inc.*	103	4,166
EastGroup Properties, Inc.	69	4,016
Sun Communities, Inc.	81	3,995
PennyMac Mortgage Investment Trust	153	3,961
Lexington Realty Trust	335	3,953
PS Business Parks, Inc.	50	3,946
Cathay General Bancorp	196	3,944
Ryman Hospitality Properties	86	3,935
Pebblebrook Hotel Trust	152	3,920
NorthStar Realty Finance Corp.	413	3,915
Strategic Hotels & Resorts, Inc.*	466	3,891
Umpqua Holdings Corp.	293	3,885
Cash America International, Inc.	74	3,883
BancorpSouth, Inc.	236	3,847
First Financial Bankshares, Inc.	79	3,839
DuPont Fabros Technology, Inc.	157	3,810
MarketAxess Holdings, Inc.	101	3,768
Radian Group, Inc.	347	3,716
Westamerica Bancorporation	81	3,672
Primerica, Inc.	112	3,671
Wintrust Financial Corp.	99	3,667
IBERIABANK Corp.	73	3,651
Acadia Realty Trust	131	3,638
Colony Financial, Inc.	162	3,596
Bank of the Ozarks, Inc.	81	3,592
Old National Bancorp	261	3,589
LTC Properties, Inc.	86	3,503
National Penn Bancshares, Inc.	327	3,496
Glacier Bancorp, Inc.	181	3,435
Credit Acceptance Corp.*	28	3,420
Capstead Mortgage Corp.	265	3,397
Walter Investment Management Corp.*	91	3,390
Montpelier Re Holdings Ltd.	130	3,387
Equity One, Inc.	140	3,356
United Bankshares, Inc.	124	3,300
MB Financial, Inc.	136	3,287
Selective Insurance Group, Inc.	135	3,241
Northwest Bancshares, Inc.	248	3,147
PHH Corp.*	142	3,118
Evercore Partners, Inc. — Class A	73	3,037
Community Bank System, Inc.	102	3,022
NBT Bancorp, Inc.	136	3,012
Education Realty Trust, Inc.	286	3,012
PrivateBancorp, Inc. — Class A	159	3,007
International Bancshares Corp.	143	2,974
Fifth Street Finance Corp.	267	2,942
Sabra Health Care REIT, Inc.	101	2,930
American Assets Trust, Inc.	89	2,849
Pennsylvania Real Estate Investment Trust	142	2,753
World Acceptance Corp.*	32	2,748
Argo Group International Holdings Ltd.	66	2,731
Government Properties Income Trust	105	2,702
Associated Estates Realty Corp.	143	2,666
Franklin Street Properties Corp.	182	2,661
Western Alliance Bancorporation*	191	2,643
EZCORP, Inc. — Class A*	124	2,641
First Midwest Bancorp, Inc.	198	2,629
Cousins Properties, Inc.	245	2,619
Main Street Capital Corp.	81	2,599
Solar Capital Ltd.	110	2,584
Hersha Hospitality Trust — Class A	440	2,570

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Financials - 13.2% (continued)
Symetra Financial Corp.	191	$2,561
CVB Financial Corp.	227	2,558
BBCN Bancorp, Inc.	193	2,521
American Capital Mortgage Investment Corp.	95	2,456
Nelnet, Inc. — Class A	72	2,434
PacWest Bancorp	83	2,416
National Financial Partners Corp.*	107	2,400
American Equity Investment Life Holding Co.	159	2,368
Provident Financial Services, Inc.	155	2,367
MGIC Investment Corp.*	477	2,361
Investors Real Estate Trust	239	2,359
Amtrust Financial Services, Inc.	68	2,356
Citizens Republic Bancorp, Inc.*	103	2,323
Columbia Banking System, Inc.	105	2,308
First Financial Bancorp	142	2,279
iStar Financial, Inc.*	208	2,265
Pinnacle Financial Partners, Inc.*	96	2,243
Home Loan Servicing Solutions Ltd.	96	2,240
Chesapeake Lodging Trust	96	2,202
CreXus Investment Corp.	169	2,200
Astoria Financial Corp.	223	2,199
Investors Bancorp, Inc.	117	2,197
Anworth Mortgage Asset Corp.	347	2,197
Horace Mann Educators Corp.	105	2,189
Home BancShares, Inc.	58	2,185
Independent Bank Corp.	66	2,151
Boston Private Financial Holdings, Inc.	214	2,114
Universal Health Realty Income Trust	36	2,078
Hudson Pacific Properties, Inc.	94	2,045
First Potomac Realty Trust	137	2,032
First Commonwealth Financial Corp.	271	2,022
SCBT Financial Corp.	40	2,016
Forestar Group, Inc.*	92	2,011
Inland Real Estate Corp.	199	2,008
STAG Industrial, Inc.	94	1,999
Enstar Group Ltd.*	16	1,989
Ramco-Gershenson Properties Trust	117	1,966
FelCor Lodging Trust, Inc.*	328	1,952
Triangle Capital Corp.	68	1,903
BlackRock Kelso Capital Corp.	189	1,890
Retail Opportunity Investments Corp.	133	1,863
PennantPark Investment Corp.	165	1,863
Coresite Realty Corp.	53	1,854
Employers Holdings, Inc.	79	1,853
Nationstar Mortgage Holdings, Inc.*	50	1,845
Navigators Group, Inc.*	31	1,821
AG Mortgage Investment Trust, Inc.	71	1,808
Cohen & Steers, Inc.	50	1,804
Oriental Financial Group, Inc.	116	1,799
Oritani Financial Corp.	116	1,797
Chemical Financial Corp.	68	1,794
Tower Group International Ltd.	97	1,790
Banco Latinoamericano de Comercio Exterior S.A.	72	1,781
Resource Capital Corp.	269	1,778
HFF, Inc. — Class A	89	1,774
Safety Insurance Group, Inc.	36	1,769
DFC Global Corp.*	106	1,764
Encore Capital Group, Inc.*	58	1,746
AMERISAFE, Inc.	49	1,741
Greenlight Capital Re Ltd. — Class A*	71	1,736
Kennedy-Wilson Holdings, Inc.	110	1,706
Knight Capital Group, Inc. — Class A*	458	1,704
WesBanco, Inc.	71	1,700
ViewPoint Financial Group, Inc.	84	1,689
WisdomTree Investments, Inc.*	162	1,685
Park National Corp.	24	1,675
City Holding Co.	42	1,671
Ashford Hospitality Trust, Inc.	134	1,656
Brookline Bancorp, Inc.	176	1,609
Hercules Technology Growth Capital, Inc.	130	1,593
Banner Corp.	50	1,592
Excel Trust, Inc.	116	1,583
Berkshire Hills Bancorp, Inc.	61	1,558
Dynex Capital, Inc.	143	1,527
Spirit Realty Capital, Inc.	80	1,520
PICO Holdings, Inc.*	68	1,510
Sterling Financial Corp.	69	1,497
S&T Bancorp, Inc.	80	1,483
Piper Jaffray Cos.*	43	1,475
Cardinal Financial Corp.	81	1,473
Maiden Holdings Ltd.	139	1,472
Sandy Spring Bancorp, Inc.	73	1,467
Renasant Corp.	65	1,455
Hilltop Holdings, Inc.*	107	1,443
Simmons First National Corp. — Class A	57	1,443
Apollo Residential Mortgage, Inc.	64	1,427
Summit Hotel Properties, Inc.	136	1,424
Infinity Property & Casualty Corp.	25	1,405
Tompkins Financial Corp.	33	1,395
Campus Crest Communities, Inc.	100	1,390
TrustCo Bank Corp. NY	245	1,367
United Fire Group, Inc.	53	1,350
Urstadt Biddle Properties, Inc. — Class A	62	1,349
Community Trust Bancorp, Inc.	39	1,327
Alexander's, Inc.	4	1,319
Getty Realty Corp.	65	1,314
Flushing Financial Corp.	77	1,304
Heartland Financial USA, Inc.	51	1,289
Stewart Information Services Corp.	50	1,274
WSFS Financial Corp.	26	1,265
Dime Community Bancshares, Inc.	88	1,264
State Bank Financial Corp.	77	1,260

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Financials - 13. 2% (continued)
Netspend Holdings, Inc.*	78	$1,239
1st Source Corp.	52	1,232
Lakeland Financial Corp.	46	1,228
First Merchants Corp.	79	1,222
GAMCO Investors, Inc. — Class A	23	1,222
West Coast Bancorp	50	1,214
United Community Banks, Inc.*	107	1,213
Duff & Phelps Corp. — Class A	78	1,210
Parkway Properties, Inc.	65	1,206
Medley Capital Corp.	76	1,205
Hanmi Financial Corp.*	75	1,200
RAIT Financial Trust	148	1,180
Green Dot Corp. — Class A*	70	1,170
Western Asset Mortgage Capital Corp.	50	1,162
Kite Realty Group Trust	170	1,146
Saul Centers, Inc.	26	1,137
Bancorp, Inc.*	82	1,136
ICG Group, Inc.*	91	1,136
Tejon Ranch Co.*	38	1,132
Washington Trust Bancorp, Inc.	41	1,123
First BanCorp*	180	1,121
Investment Technology Group, Inc.*	101	1,115
eHealth, Inc.*	62	1,109
CapLease, Inc.	173	1,102
Monmouth Real Estate Investment Corp. — Class A	98	1,093
Rouse Properties, Inc.	60	1,086
Wilshire Bancorp, Inc.*	158	1,071
Westwood Holdings Group, Inc.	24	1,066
Union First Market Bankshares Corp.	54	1,056
Apollo Commercial Real Estate Finance, Inc.	60	1,055
TICC Capital Corp.	106	1,054
Agree Realty Corp.	35	1,054
Eagle Bancorp, Inc.*	48	1,051
BofI Holding, Inc.*	29	1,041
BGC Partners, Inc. — Class A	249	1,036
Ameris Bancorp*	69	990
TowneBank	66	988
Federal Agricultural Mortgage Corp. — Class C	32	985
StellarOne Corp.	61	985
Southside Bancshares, Inc.	46	966
Meadowbrook Insurance Group, Inc.	135	952
HomeTrust Bancshares, Inc.*	60	948
Cedar Realty Trust, Inc.	155	947
Rockville Financial, Inc.	73	946
Beneficial Mutual Bancorp, Inc.*	91	937
Virginia Commerce Bancorp, Inc.*	66	927
EverBank Financial Corp.	60	924
First Financial Holdings, Inc.	44	922
MCG Capital Corp.	192	918
MVC Capital, Inc.	71	911
New York Mortgage Trust, Inc.	120	905
Provident New York Bancorp	99	898
Winthrop Realty Trust	71	893
NewStar Financial, Inc.*	67	886
Bank of Marin Bancorp	22	882
Safeguard Scientifics, Inc.*	55	869
Central Pacific Financial Corp.*	55	864
Arlington Asset Investment Corp. — Class A	33	852
First Busey Corp.	185	845
National Bankshares, Inc.	24	838
First Interstate Bancsystem, Inc. — Class A	44	828
United Financial Bancorp, Inc.	54	821
Univest Corporation of Pennsylvania	47	819
OneBeacon Insurance Group Ltd. — Class A	60	811
FXCM, Inc. — Class A	59	807
Financial Institutions, Inc.	40	798
Manning & Napier, Inc. — Class A	48	794
Fox Chase Bancorp, Inc.	47	794
Select Income REIT	30	794
Citizens, Inc.*	94	789
SY Bancorp, Inc.	35	788
Fidus Investment Corp.	41	785
Sterling Bancorp	77	782
FBL Financial Group, Inc. — Class A	20	777
First of Long Island Corp.	26	771
Bryn Mawr Bank Corp.	33	768
Taylor Capital Group, Inc.*	48	768
First Financial Corp.	24	756
American Safety Insurance Holdings Ltd.*	30	749
Silver Bay Realty Trust Corp.	36	746
First Community Bancshares, Inc.	47	745
MainSource Financial Group, Inc.	53	744
One Liberty Properties, Inc.	34	738
Penns Woods Bancorp, Inc.	18	737
State Auto Financial Corp.	42	732
Bank Mutual Corp.	131	724
First Connecticut Bancorp, Inc.	49	722
Golub Capital BDC, Inc.	43	710
Lakeland Bancorp, Inc.	72	709
CoBiz Financial, Inc.	86	695
Capital Southwest Corp.	6	690
Baldwin & Lyons, Inc. — Class B	29	690
National Interstate Corp.	23	690
Chatham Lodging Trust	39	687
Terreno Realty Corp.	38	683
International. FCStone, Inc.*	39	679
Phoenix Companies, Inc.*	22	677
New Mountain Finance Corp.	46	673
Southwest Bancorp, Inc.*	53	666
Bar Harbor Bankshares	18	658
Trico Bancshares	38	650
Enterprise Financial Services Corp.	45	645
Metro Bancorp, Inc.*	39	645

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Financials - 13. 2% (continued)
Cowen Group, Inc. — Class A*	228	$643
Heritage Financial Corp.	44	638
Merchants Bancshares, Inc.	21	633
Centerstate Banks, Inc.	73	626
Hudson Valley Holding Corp.	42	626
Marlin Business Services Corp.	27	626
Gramercy Capital Corporation*	120	625
Medallion Financial Corp.	47	621
German American Bancorp, Inc.	27	621
Solar Senior Capital Ltd.	32	614
KCAP Financial, Inc.	57	614
Northfield Bancorp, Inc.	54	613
GFI Group, Inc.	183	611
Park Sterling Corp.*	108	609
OmniAmerican Bancorp, Inc.*	24	607
HomeStreet, Inc.*	27	603
Bridge Bancorp, Inc.	28	602
Washington Banking Co.	43	599
OceanFirst Financial Corp.	41	591
Calamos Asset Management, Inc. — Class A	50	589
THL Credit, Inc.	39	584
Westfield Financial, Inc.	75	584
American National Bankshares, Inc.	27	582
First Bancorp	43	580
Territorial Bancorp, Inc.	24	571
Franklin Financial Corp.	31	566
Camden National Corp.	17	562
Pacific Continental Corp.	50	559
Whitestone REIT — Class B	36	545
BancFirst Corp.	13	542
Arrow Financial Corp.	22	542
EMC Insurance Group, Inc.	20	527
Citizens & Northern Corp.	27	527
Northrim BanCorp, Inc.	23	517
Gladstone Capital Corp.	56	515
Peoples Bancorp, Inc.	23	515
Great Southern Bancorp, Inc.	21	512
Global Indemnity plc — Class A*	22	510
First California Financial Group, Inc.*	59	503
Crawford & Co. — Class B	66	501
MidWestOne Financial Group, Inc.	21	500
Republic Bancorp, Inc. — Class A	22	498
1st United Bancorp, Inc.	77	497
First Defiance Financial Corp.	21	490
West Bancorporation, Inc.	44	488
Horizon Bancorp	24	485
SI Financial Group, Inc.	40	484
Ares Commercial Real Estate Corp.	28	474
Diamond Hill Investment Group, Inc.	6	467
Homeowners Choice, Inc.	17	463
CNB Financial Corp.	27	460
Sierra Bancorp	35	460
Bridge Capital Holdings*	30	457
Gladstone Investment Corp.	62	453
Eastern Insurance Holdings, Inc.	24	450
Gladstone Commercial Corp.	23	448
Oppenheimer Holdings, Inc. — Class A	23	448
SWS Group, Inc.*	74	448
Peapack Gladstone Financial Corp.	30	447
Capital Bank Financial Corp. — Class A*	26	446
BankFinancial Corp.	55	445
Preferred Bank/Los Angeles CA*	28	442
Ladenburg Thalmann Financial Services, Inc.*	265	440
MidSouth Bancorp, Inc.	27	439
Simplicity Bancorp, Inc.	29	436
Home Federal Bancorp, Inc.	34	435
Center Bancorp, Inc.	35	435
Heritage Financial Group, Inc.	30	434
MetroCorp Bancshares, Inc.*	43	434
Walker & Dunlop, Inc.*	24	431
Guaranty Bancorp*	200	420
Kearny Financial Corp.	41	418
GSV Capital Corp.*	50	413
Thomas Properties Group, Inc.	80	410
C&F Financial Corp.	10	410
Regional Management Corp.*	20	404
Seacoast Banking Corporation of Florida*	193	403
Roma Financial Corp.	25	402
UMH Properties, Inc.	39	401
NASB Financial, Inc.*	19	400
AV Homes, Inc.*	30	400
Heritage Oaks Bancorp*	70	399
NGP Capital Resources Co.	56	398
Donegal Group, Inc. — Class A	26	397
JAVELIN Mortgage Investment Corp.	20	393
Home Bancorp, Inc.*	21	391
Tree.com, Inc.	21	388
Zillow, Inc. — Class A*	7	383
Enterprise Bancorp, Inc.	22	373
Heritage Commerce Corp.*	55	370
National Bank Holdings Corp. — Class A	20	366
Horizon Technology Finance Corp.	25	365
Hallmark Financial Services*	40	360
FBR & Co.*	19	360
Ames National Corp.	17	355
First Pactrust Bancorp, Inc.	31	353
Consolidated-Tomoka Land Co.	9	353
National Western Life Insurance Co. — Class A	2	352
Sun Bancorp, Inc.*	103	351
Provident Financial Holdings, Inc.	20	340
Meridian Interstate Bancorp, Inc.*	18	338
First Financial Northwest, Inc.*	43	336
Mercantile Bank Corp.	20	334
Bank of Kentucky Financial Corp.	12	329
ESSA Bancorp, Inc.	30	325
First Bancorp, Inc.	18	324

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Financials - 13. 2% (continued)
Nicholas Financial, Inc.	22	$323
Capital City Bank Group, Inc.*	26	321
Farmers National Banc Corp.	50	316
ESB Financial Corp.	23	315
Kansas City Life Insurance Co.	8	313
Charter Financial Corp.	24	307
JMP Group, Inc.	44	304
FNB United Corp.*	31	303
Suffolk Bancorp*	21	299
Resource America, Inc. — Class A	30	299
Stellus Capital Investment Corp.	20	296
Access National Corp.	18	295
Asset Acceptance Capital Corp.*	43	290
OFS Capital Corp.	20	280
Harris & Harris Group, Inc.*	77	277
BSB Bancorp, Inc.*	20	276
Universal Insurance Holdings, Inc.	49	238
Century Bancorp, Inc. — Class A	7	237
Waterstone Financial, Inc.*	28	232
Doral Financial Corp.*	327	230
Fidelity Southern Corp.*	20	230
Peoples Federal Bancshares, Inc.	12	229
Clifton Savings Bancorp, Inc.	18	224
Cape Bancorp, Inc.	24	220
Artio Global Investors, Inc. — Class A	78	212
Fortegra Financial Corp.*	24	210
Hingham Institution for Savings	3	209
AmREIT, Inc. — Class B	10	195
Middleburg Financial Corp.	10	194
Asta Funding, Inc.	20	192
CIFC Corp.*	23	189
Pacific Mercantile Bancorp*	32	187
Independence Holding Co.	18	183
Gain Capital Holdings, Inc.	41	183
MicroFinancial, Inc.	19	160
TCP Capital Corp.	10	160
First Marblehead Corp.*	151	153
Pzena Investment Management, Inc. — Class A	20	130
Cascade Bancorp*	13	88
California First National Bancorp	5	86
Berkshire Bancorp, Inc.	9	75
Gyrodyne Company of America, Inc.	1	74
First Federal Bancshares of Arkansas, Inc.*	7	70
Crescent Financial Bancshares, Inc.*	9	35
Total Financials		808,237
Information Technology - 9.4%
CommVault Systems, Inc.*	113	9,264
WEX, Inc.*	101	7,928
Aspen Technology, Inc.*	244	7,879
PTC, Inc.*	303	7,723
CoStar Group, Inc.*	69	7,554
Cymer, Inc.*	78	7,495
Aruba Networks, Inc.*	282	6,978
Ultimate Software Group, Inc.*	65	6,770
MAXIMUS, Inc.	84	6,716
FEI Co.	102	6,583
3D Systems Corp.*	195	6,287
Semtech Corp.*	177	6,263
Anixter International, Inc.	82	5,734
QLIK Technologies, Inc.*	217	5,605
ValueClick, Inc.*	189	5,586
Microsemi Corp.*	235	5,445
Sourcefire, Inc.*	91	5,390
Tyler Technologies, Inc.*	84	5,146
InterDigital, Inc.	107	5,118
ACI Worldwide, Inc.*	103	5,033
Arris Group, Inc.*	287	4,928
Convergys Corp.	287	4,888
Plantronics, Inc.	110	4,861
Cavium, Inc.*	125	4,851
Verint Systems, Inc.*	130	4,752
ViaSat, Inc.*	98	4,747
Cognex Corp.	110	4,637
Manhattan Associates, Inc.*	62	4,606
Hittite Microwave Corp.*	75	4,542
j2 Global, Inc.	111	4,353
Ciena Corp.*	270	4,323
First Solar, Inc.*	160	4,314
Fair Isaac Corp.	94	4,295
Mentor Graphics Corp.	234	4,224
Coherent, Inc.	72	4,085
MKS Instruments, Inc.	145	3,943
International Rectifier Corp.*	184	3,892
Acxiom Corp.*	190	3,875
Synaptics, Inc.*	95	3,866
RF Micro Devices, Inc.*	723	3,846
TiVo, Inc.*	310	3,841
Progress Software Corp.*	166	3,781
Sapient Corp.*	309	3,767
Littelfuse, Inc.	55	3,732
Cirrus Logic, Inc.*	164	3,731
OpenTable, Inc.*	59	3,717
Veeco Instruments, Inc.*	94	3,603
Entegris, Inc.*	359	3,540
VistaPrint N.V.*	90	3,479
Heartland Payment Systems, Inc.	105	3,462
Euronet Worldwide, Inc.*	131	3,451
Cornerstone OnDemand, Inc.*	100	3,410
WebMD Health Corp. — Class A*	140	3,405
ADTRAN, Inc.	172	3,380
Dealertrack Technologies, Inc.*	114	3,349
NIC, Inc.	174	3,334
OSI Systems, Inc.*	53	3,301
CACI International, Inc. — Class A*	56	3,241
Blackbaud, Inc.	109	3,230
Power Integrations, Inc.	72	3,126
Take-Two Interactive Software, Inc.*	192	3,101
Electronics for Imaging, Inc.*	121	3,069
NETGEAR, Inc.*	91	3,049
Finisar Corp.*	230	3,034

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Information Technology - 9.4% (continued)
Syntel, Inc.	44	$2,971
Ultratech, Inc.*	75	2,965
Intersil Corp. — Class A	340	2,961
Benchmark Electronics, Inc.*	164	2,955
Cardtronics, Inc.*	107	2,938
QLogic Corp.*	252	2,923
Universal Display Corp.*	96	2,821
Integrated Device Technology, Inc.*	371	2,771
Bottomline Technologies de, Inc.*	96	2,737
SS&C Technologies Holdings, Inc.*	90	2,698
MEMC Electronic Materials, Inc.*	600	2,640
Unisys Corp.*	116	2,639
Tessera Technologies, Inc.	138	2,588
Monotype Imaging Holdings, Inc.	108	2,565
MTS Systems Corp.	44	2,559
SYNNEX Corp.*	67	2,480
Cabot Microelectronics Corp.*	71	2,467
Ixia*	110	2,380
Sanmina Corp.*	209	2,374
NetScout Systems, Inc.*	96	2,359
Insight Enterprises, Inc.*	112	2,309
Badger Meter, Inc.	42	2,248
Advent Software, Inc.*	79	2,210
Synchronoss Technologies, Inc.*	70	2,172
TriQuint Semiconductor, Inc.*	425	2,146
Plexus Corp.*	87	2,115
Cray, Inc.*	91	2,112
VirnetX Holding Corp.*	110	2,109
Advanced Energy Industries, Inc.*	115	2,105
Rogers Corp.*	44	2,095
Infinera Corp.*	288	2,016
Guidewire Software, Inc.*	52	1,999
Tellabs, Inc.	950	1,986
Diodes, Inc.*	94	1,972
LivePerson, Inc.*	144	1,956
FARO Technologies, Inc.*	45	1,953
ScanSource, Inc.*	69	1,947
ExlService Holdings, Inc.*	59	1,940
BroadSoft, Inc.*	71	1,879
Monolithic Power Systems, Inc.	77	1,876
Rofin-Sinar Technologies, Inc.*	69	1,869
OmniVision Technologies, Inc.*	134	1,847
Newport Corp.*	109	1,844
RealPage, Inc.*	88	1,822
MicroStrategy, Inc. — Class A*	18	1,819
Liquidity Services, Inc.*	61	1,818
Interactive Intelligence Group, Inc.*	41	1,818
Brooks Automation, Inc.	178	1,812
Harmonic, Inc.*	309	1,789
CSG Systems International, Inc.*	84	1,780
Angie's List, Inc.*	87	1,719
Measurement Specialties, Inc.*	43	1,710
ATMI, Inc.*	76	1,705
iGATE Corp.*	89	1,674
Lattice Semiconductor Corp.*	306	1,668
ManTech International Corp. — Class A	61	1,639
Blucora, Inc.*	105	1,625
Web.com Group, Inc.*	93	1,588
EarthLink, Inc.	292	1,583
Monster Worldwide, Inc.*	312	1,582
Comverse, Inc.*	56	1,570
Rambus, Inc.*	279	1,565
comScore, Inc.*	93	1,561
PROS Holdings, Inc.*	57	1,549
Bankrate, Inc.*	129	1,540
SPS Commerce, Inc.*	36	1,536
Accelrys, Inc.*	157	1,532
Sykes Enterprises, Inc.*	95	1,516
RealD, Inc.*,1	116	1,508
United Online, Inc.	248	1,495
Spansion, Inc. — Class A*	116	1,493
Ellie Mae, Inc.*	62	1,491
Intermec, Inc.*	149	1,465
Sonus Networks, Inc.*	557	1,443
Emulex Corp.*	220	1,437
Loral Space & Communications, Inc.	23	1,423
Park Electrochemical Corp.	56	1,419
Digital River, Inc.*	97	1,372
Websense, Inc.*	91	1,365
Micrel, Inc.	125	1,314
SunPower Corp. — Class A*	113	1,304
Methode Electronics, Inc.	101	1,301
Forrester Research, Inc.	41	1,298
Pegasystems, Inc.	46	1,292
Checkpoint Systems, Inc.*	98	1,280
TeleTech Holdings, Inc.*	60	1,273
Internap Network Services Corp.*	135	1,262
Applied Micro Circuits Corp.*	162	1,202
Comtech Telecommunications Corp.	49	1,190
Global Cash Access Holdings, Inc.*	167	1,177
PDF Solutions, Inc.*	73	1,169
Virtusa Corp.*	49	1,164
LogMeIn, Inc.*	60	1,153
Ebix, Inc.	71	1,152
Move, Inc.*	95	1,135
SciQuest, Inc.*	47	1,130
Dice Holdings, Inc.*	110	1,114
EPIQ Systems, Inc.	79	1,108
Volterra Semiconductor Corp.*	75	1,065
TTM Technologies, Inc.*	140	1,064
Photronics, Inc.*	159	1,062
Silicon Graphics International Corp.*	77	1,059
Black Box Corp.	48	1,047
Rudolph Technologies, Inc.*	87	1,025
Silicon Image, Inc.*	209	1,016
GT Advanced Technologies, Inc.*,1	306	1,007
ServiceSource International, Inc.*	138	976
Stamps.com, Inc.*	39	974
Constant Contact, Inc.*	75	974
Envestnet, Inc.*	55	963
Exar Corp.*	91	956
Ceva, Inc.*	61	952

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Information Technology - 9.4% (continued)
Tangoe, Inc.*	75	$929
InvenSense, Inc. — Class A*	87	929
Computer Task Group, Inc.	43	920
Entropic Communications, Inc.*	225	916
Daktronics, Inc.	87	914
Electro Rent Corp.	49	908
MoneyGram International, Inc.*	50	905
CTS Corp.	85	887
Perficient, Inc.*	76	886
Cass Information Systems, Inc.	21	883
CIBER, Inc.*	187	879
DTS, Inc.*	52	865
Fabrinet*	59	862
Responsys, Inc.*	97	858
LTX-Credence Corp.*	142	858
Nanometrics, Inc.*	59	851
Immersion Corp.*	72	845
Seachange International, Inc.*	69	820
Oplink Communications, Inc.*	50	820
Extreme Networks*	238	802
Super Micro Computer, Inc.*	71	802
Amkor Technology, Inc.*	195	780
Calix, Inc.*	95	774
Imperva, Inc.*	20	770
CalAmp Corp.*	70	768
Quantum Corp.*	597	764
Power-One, Inc.*	179	743
Actuate Corp.*	123	738
KEMET Corp.*	118	738
Parkervision, Inc.*	200	734
Globecomm Systems, Inc.*	60	721
Higher One Holdings, Inc.*	77	685
Cohu, Inc.	73	683
Vocus, Inc.*	48	679
XO Group, Inc.*	67	670
Jive Software, Inc.*	44	669
Electro Scientific Industries, Inc.	60	663
Kopin Corp.*	179	662
Demand Media, Inc.*	76	656
Zygo Corp.*	44	652
Keynote Systems, Inc.	46	642
Integrated Silicon Solution, Inc.*	70	642
GSI Group, Inc.*	74	631
Trulia, Inc.*	20	628
Anaren, Inc.*	32	620
Mercury Systems, Inc.*	84	619
Procera Networks, Inc.*	52	618
Inphi Corp.*	59	617
IXYS Corp.	64	614
IntraLinks Holdings, Inc.*	96	611
Saba Software, Inc.*	75	596
FormFactor, Inc.*	126	592
Lionbridge Technologies, Inc.*	153	592
Digi International, Inc.*	66	589
Infoblox, Inc.*	27	586
QuinStreet, Inc.*	98	585
VASCO Data Security International, Inc.*	69	582
Zix Corp.*	157	562
KVH Industries, Inc.*	41	556
Digimarc Corp.	25	549
support.com, Inc.*	131	548
PLX Technology, Inc.*	118	538
Aviat Networks, Inc.*	157	529
Vishay Precision Group, Inc.*	36	529
Market Leader, Inc.*	59	529
Travelzoo, Inc.*	24	513
Supertex, Inc.	23	511
NVE Corp.*	9	508
Datalink Corp.*	42	507
Symmetricom, Inc.*	111	504
Rosetta Stone, Inc.*	32	492
American Software, Inc. — Class A	59	491
Unwired Planet, Inc.*	220	488
FleetMatics Group plc*	20	485
Telular Corp.	48	483
ShoreTel, Inc.*	133	483
Avid Technology, Inc.*	75	470
DSP Group, Inc.*	58	468
ExactTarget, Inc.*	20	465
Tessco Technologies, Inc.	21	454
Yelp, Inc. — Class A*	19	450
Ultra Clean Holdings*	67	436
Guidance Software, Inc.*	40	434
Sigma Designs, Inc.*	89	433
Multi-Fineline Electronix, Inc.*	28	432
PRGX Global, Inc.*	62	431
RealNetworks, Inc.*	55	424
Mesa Laboratories, Inc.	8	424
MoSys, Inc.*	90	424
Active Network, Inc.*	101	423
Glu Mobile, Inc.*	142	423
Callidus Software, Inc.*	92	420
Ruckus Wireless, Inc.*	20	420
Agilysys, Inc.*	42	417
MaxLinear, Inc. — Class A*	66	409
Pericom Semiconductor Corp.*	60	409
Alpha & Omega Semiconductor Ltd.*	46	408
Aeroflex Holding Corp.*	51	401
Numerex Corp. — Class A*	31	396
STEC, Inc.*	88	389
Proofpoint, Inc.*	23	388
Maxwell Technologies, Inc.*	71	383
ePlus, Inc.	8	370
GSI Technology, Inc.*	55	362
Carbonite, Inc.*	33	361
ANADIGICS, Inc.*	179	358
Richardson Electronics Ltd.	30	356
PC-Telephone, Inc.	50	355
Demandware, Inc.*	14	355
Neonode, Inc.*	60	346
Bel Fuse, Inc. — Class B	22	343
Intevac, Inc.*	71	335
Axcelis Technologies, Inc.*	268	335
PC Connection, Inc.	20	327

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Information Technology - 9.4% (continued)
Mindspeed Technologies, Inc.*	97	$323
Imation Corp.*	84	321
Audience, Inc.*	21	320
Limelight Networks, Inc.*	155	319
ModusLink Global Solutions, Inc.*	96	317
Intermolecular, Inc.*	31	316
Ambarella, Inc.*	20	313
OCZ Technology Group, Inc.*	170	306
Rubicon Technology, Inc.*	46	304
Ubiquiti Networks, Inc.	22	302
Radisys Corp.*	61	300
QAD, Inc. — Class A	23	295
Telenav, Inc.*	44	284
Marchex, Inc. — Class B	67	282
Hackett Group, Inc.	61	279
iPass, Inc.*	140	277
QuickLogic Corp.*	111	273
Echelon Corp.*	109	266
Pervasive Software, Inc.*	29	266
NeoPhotonics Corp.*	51	261
AXT, Inc.*	88	259
Key Tronic Corp.*	22	252
Qualys, Inc.*	20	247
Spark Networks, Inc.*	34	239
AVG Technologies N.V.*	17	237
Viasystems Group, Inc.*	18	235
FalconStor Software, Inc.*	87	233
Westell Technologies, Inc. — Class A*	116	233
EPAM Systems, Inc.*	10	232
Oclaro, Inc.*	182	229
Sapiens International Corporation N.V.	40	218
Mattson Technology, Inc.*	151	208
Innodata, Inc.*	60	207
TechTarget, Inc.*	42	205
STR Holdings, Inc.*	94	204
Millennial Media, Inc.*	32	203
E2open, Inc.*	10	199
Peregrine Semiconductor Corp.*	20	195
Exa Corp.*	20	190
M/A-COM Technology Solutions Holdings, Inc.*	11	177
Aware, Inc.	35	162
Bazaarvoice, Inc.*	22	161
Brightcove, Inc.*	22	137
Riverbed Technology, Inc.*	9	134
Mattersight Corp.*	30	129
MeetMe, Inc.*	48	109
Synacor, Inc.*	22	66
Envivio, Inc.*	17	29
KIT Digital, Inc.*	98	28
Ambient Corp.*	9	22
Sycamore Networks, Inc.	53	20
Total Information Technology		574,157
Industrials - 8.7%
Alaska Air Group, Inc.*	183	11,704
Genesee & Wyoming, Inc. — Class A*	112	10,428
Middleby Corp.*	51	7,761
EMCOR Group, Inc.	183	7,758
Acuity Brands, Inc.	111	7,697
Hexcel Corp.*	259	7,514
Chart Industries, Inc.*	93	7,442
Avis Budget Group, Inc.*	263	7,319
Old Dominion Freight Line, Inc.*	186	7,104
US Airways Group, Inc.*	417	7,076
Teledyne Technologies, Inc.*	90	7,060
Woodward, Inc.	174	6,919
AO Smith Corp.	93	6,842
Watsco, Inc.	81	6,818
CLARCOR, Inc.	126	6,600
EnerSys, Inc.*	130	5,925
HEICO Corp.	135	5,860
Actuant Corp. — Class A	191	5,848
Esterline Technologies Corp.*	77	5,829
Belden, Inc.	110	5,682
Deluxe Corp.	136	5,629
Corporate Executive Board Co.	93	5,409
Moog, Inc. — Class A*	114	5,225
USG Corp.*	189	4,997
Applied Industrial Technologies, Inc.	110	4,950
Tetra Tech, Inc.*	162	4,938
Advisory Board Co.*	91	4,779
Beacon Roofing Supply, Inc.*	123	4,755
Healthcare Services Group, Inc.	175	4,485
Curtiss-Wright Corp.	123	4,268
HNI Corp.	120	4,259
DigitalGlobe, Inc.*	146	4,221
JetBlue Airways Corp.*	601	4,147
Brady Corp. — Class A	123	4,124
FTI Consulting, Inc.*	107	4,030
Franklin Electric Company, Inc.	120	4,028
MasTec, Inc.*	138	4,023
Barnes Group, Inc.	137	3,963
Herman Miller, Inc.	141	3,901
Hub Group, Inc. — Class A*	101	3,885
United Stationers, Inc.	99	3,826
Allegiant Travel Co. — Class A	43	3,818
Acacia Research Corp.*	124	3,741
UniFirst Corp.	41	3,711
Brink's Co.	130	3,674
Watts Water Technologies, Inc. — Class A	74	3,551
Mine Safety Appliances Co.	69	3,424
TAL International Group, Inc.	74	3,353
AMERCO	19	3,297
Simpson Manufacturing Company, Inc.	105	3,214
Raven Industries, Inc.	95	3,193
Lindsay Corp.	36	3,175
Briggs & Stratton Corp.	126	3,125
Interface, Inc. — Class A	162	3,114
Granite Construction, Inc.	95	3,025
AZZ, Inc.	62	2,988
ABM Industries, Inc.	133	2,958
Spirit Airlines, Inc.*	116	2,942

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Industrials - 8.7% (continued)
Swift Transportation Co. — Class A*	206	$2,921
Steelcase, Inc. — Class A	198	2,917
On Assignment, Inc.*	115	2,910
RBC Bearings, Inc.*	56	2,831
Trimas Corp.*	87	2,825
EnPro Industries, Inc.*	55	2,814
ESCO Technologies, Inc.	68	2,778
Werner Enterprises, Inc.	115	2,776
Forward Air Corp.	74	2,759
Mobile Mini, Inc.*	93	2,737
Titan International, Inc.	129	2,719
Atlas Air Worldwide Holdings, Inc.*	65	2,649
Mueller Industries, Inc.	49	2,611
Orbital Sciences Corp.*	156	2,604
Standex International Corp.	46	2,540
Tennant Co.	51	2,477
Huron Consulting Group, Inc.*	60	2,419
Knight Transportation, Inc.	150	2,415
Kaman Corp.	68	2,412
TrueBlue, Inc.*	114	2,409
Mueller Water Products, Inc. — Class A	399	2,366
Korn/Ferry International*	131	2,340
G&K Services, Inc. — Class A	51	2,321
II-VI, Inc.*	133	2,266
Knoll, Inc.	125	2,266
Generac Holdings, Inc.	64	2,262
Aegion Corp. — Class A*	96	2,222
Rush Enterprises, Inc. — Class A*	92	2,219
Universal Forest Products, Inc.	53	2,110
Exponent, Inc.	39	2,104
SkyWest, Inc.	131	2,103
Team, Inc.*	51	2,095
Apogee Enterprises, Inc.	72	2,084
GenCorp, Inc.*	154	2,048
Kaydon Corp.	80	2,046
Trex Company, Inc.*	41	2,016
McGrath RentCorp	64	1,990
AAR Corp.	108	1,986
Albany International Corp. — Class A	68	1,965
Encore Wire Corp.	56	1,961
Aircastle Ltd.	143	1,956
CIRCOR International, Inc.	46	1,955
ACCO Brands Corp.*	289	1,931
Cubic Corp.	44	1,880
Altra Holdings, Inc.	69	1,878
Astec Industries, Inc.	52	1,816
Tutor Perini Corp.*	94	1,814
Quad Graphics, Inc.	75	1,795
Sun Hydraulics Corp.	55	1,788
Wabash National Corp.*	173	1,758
Viad Corp.	62	1,715
Navigant Consulting, Inc.*	128	1,682
Primoris Services Corp.	76	1,680
Insperity, Inc.	59	1,674
Blount International, Inc.*	125	1,673
Heartland Express, Inc.	125	1,668
John Bean Technologies Corp.	80	1,660
Dycom Industries, Inc.*	84	1,654
Saia, Inc.*	45	1,628
MYR Group, Inc.*	63	1,547
Textainer Group Holdings Ltd.	39	1,542
Republic Airways Holdings, Inc.*	133	1,535
H&E Equipment Services, Inc.	73	1,489
Rexnord Corp.*	70	1,486
Sauer-Danfoss, Inc.	25	1,461
Federal Signal Corp.*	179	1,457
Quanex Building Products Corp.	90	1,449
Comfort Systems USA, Inc.	102	1,437
Resources Connection, Inc.	113	1,435
AAON, Inc.	51	1,407
Gibraltar Industries, Inc.*	77	1,405
American Railcar Industries, Inc.	30	1,402
ICF International, Inc.*	51	1,387
Greenbrier Companies, Inc.*	61	1,385
Hyster-Yale Materials Handling, Inc.	24	1,370
DXP Enterprises, Inc.*	18	1,345
Astronics Corp.*	45	1,342
US Ecology, Inc.	50	1,328
Barrett Business Services, Inc.	25	1,317
Griffon Corp.	109	1,299
Gorman-Rupp Co.	43	1,292
LB Foster Co. — Class A	29	1,284
Titan Machinery, Inc.*	45	1,249
Kelly Services, Inc. — Class A	65	1,214
Nortek, Inc.*	17	1,213
Meritor, Inc.*	250	1,183
Kforce, Inc.	72	1,179
InnerWorkings, Inc.*	76	1,151
Roadrunner Transportation Systems, Inc.*	50	1,150
KEYW Holding Corp.*	71	1,145
Great Lakes Dredge & Dock Corp.	167	1,124
Taser International, Inc.*	140	1,113
Layne Christensen Co.*	52	1,112
American Science & Engineering, Inc.	18	1,098
Celadon Group, Inc.	52	1,085
EnerNOC, Inc.*	62	1,077
CAI International, Inc.*	37	1,066
Mistras Group, Inc.*	43	1,041
Aerovironment, Inc.*	57	1,033
GP Strategies Corp.*	42	1,002
Powell Industries, Inc.*	19	999
Ennis, Inc.	66	995
XPO Logistics, Inc.*	59	994
Multi-Color Corp.	38	980
Echo Global Logistics, Inc.*	44	973
Columbus McKinnon Corp.*	50	963
Alamo Group, Inc.	25	956
Thermon Group Holdings, Inc.*	41	911
Standard Parking Corp.*	43	890
Marten Transport Ltd.	44	886

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Industrials - 8.7% (continued)
NCI Building Systems, Inc.*	50	$869
Air Transport Services Group, Inc.*	146	851
Kadant, Inc.*	34	850
Global Power Equipment Group, Inc.	48	846
RPX Corp.*	58	818
Northwest Pipe Co.*	29	811
Kimball International, Inc. — Class B	88	797
Douglas Dynamics, Inc.	56	774
Arkansas Best Corp.	66	771
Insteel Industries, Inc.	47	767
FreightCar America, Inc.	35	764
EnergySolutions, Inc.*	199	746
Graham Corp.	30	742
Aceto Corp.	66	731
Hawaiian Holdings, Inc.*	126	726
National Presto Industries, Inc.	9	725
Wesco Aircraft Holdings, Inc.*	49	721
American Woodmark Corp.*	21	715
Heidrick & Struggles International, Inc.	47	703
Capstone Turbine Corp.*	774	697
Lydall, Inc.*	45	691
Michael Baker Corp.	28	686
Orion Marine Group, Inc.*	69	686
Builders FirstSource, Inc.*	117	686
Furmanite Corp.*	102	682
Twin Disc, Inc.	27	677
Pendrell Corp.*	398	661
Pike Electric Corp.	46	655
CDI Corp.	38	654
Accuride Corp.*	121	652
Patriot Transportation Holding, Inc.*	23	640
Odyssey Marine Exploration, Inc.*	192	626
WageWorks, Inc.*	25	626
Consolidated Graphics, Inc.*	16	626
Houston Wire & Cable Co.	48	622
TMS International Corp. — Class A*	47	620
Park-Ohio Holdings Corp.*	18	596
CBIZ, Inc.*	92	587
Kratos Defense & Security Solutions, Inc.*	116	583
LMI Aerospace, Inc.*	28	582
Franklin Covey Co.*	39	567
Miller Industries, Inc.	33	530
SeaCube Container Leasing Ltd.	23	528
Dynamic Materials Corp.	30	522
Flow International Corp.*	131	512
Sterling Construction Company, Inc.*	46	501
CRA International, Inc.*	22	492
Commercial Vehicle Group, Inc.*	63	491
Proto Labs, Inc.*	10	491
Quality Distribution, Inc.*	57	479
Casella Waste Systems, Inc. — Class A*	104	454
Hardinge, Inc.	33	450
Pacer International, Inc.*	86	433
NN, Inc.*	45	426
Met-Pro Corp.	41	424
Eastern Co.	23	403
Energy Recovery, Inc.*	106	392
Ameresco, Inc. — Class A*	52	385
Schawk, Inc. — Class A	35	385
PMFG, Inc.*	62	383
Heritage-Crystal Clean, Inc.*	25	378
LSI Industries, Inc.	53	370
Performant Financial Corp.*	30	368
Swisher Hygiene, Inc.*	285	368
Acorn Energy, Inc.	50	368
Hudson Global, Inc.*	92	362
CECO Environmental Corp.	28	362
FuelCell Energy, Inc.*	381	360
Ampco-Pittsburgh Corp.	19	359
PGT, Inc.*	51	350
Preformed Line Products Co.	5	350
Argan, Inc.	23	343
Hurco Companies, Inc.*	12	327
Willis Lease Finance Corp.*	21	318
American Superconductor Corp.*	116	309
Rand Logistics, Inc.*	50	307
Courier Corp.	21	303
Cenveo, Inc.*	138	297
Edgen Group, Inc. — Class A*	40	289
NL Industries, Inc.	23	286
TRC Companies, Inc.*	43	277
AT Cross Co. — Class A*	20	275
Intersections, Inc.	29	273
Coleman Cable, Inc.	18	270
ARC Document Solutions, Inc.*	89	265
Vicor Corp.*	52	258
Universal Truckload Services, Inc.*	11	257
Genco Shipping & Trading Ltd.*	88	253
BlueLinx Holdings, Inc.*	80	228
VSE Corp.	9	225
API Technologies Corp.*	90	223
Hill International, Inc.*	70	209
CPI Aerostructures, Inc.*	24	206
Dolan Co.*	84	201
International Shipholding Corp.	11	200
Enphase Energy, Inc.*	30	186
Sypris Solutions, Inc.	40	167
Metalico, Inc.*	98	159
Patrick Industries, Inc.*	10	158
SIFCO Industries, Inc.	6	110
Omega Flex, Inc.	6	103
Astronics Corp. — Class B*	3	88
Compx International, Inc.	2	25
Total Industrials		536,312
Consumer Discretionary - 7.9%
Brunswick Corp.	236	8,076
Domino's Pizza, Inc.	153	7,870
Cabela's, Inc.*	122	7,416
Six Flags Entertainment Corp.	97	7,030
Dana Holding Corp.	377	6,721
Sotheby's	171	6,396

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Consumer Discretionary - 7.9% (continued)
Rent-A-Center, Inc. — Class A	169	$6,242
Tenneco, Inc.*	156	6,131
Vail Resorts, Inc.	98	6,107
Pool Corp.	123	5,904
Lumber Liquidators Holdings, Inc.*	82	5,758
Pier 1 Imports, Inc.	247	5,681
Cheesecake Factory, Inc.	147	5,676
Wolverine World Wide, Inc.	125	5,546
Fifth & Pacific Companies, Inc.*	281	5,306
Lions Gate Entertainment Corp.*	219	5,205
Life Time Fitness, Inc.*	119	5,091
HSN, Inc.	92	5,047
Iconix Brand Group, Inc.*	182	4,709
Ryland Group, Inc.	113	4,702
Coinstar, Inc.*	78	4,556
Men's Wearhouse, Inc.	136	4,544
Live Nation Entertainment, Inc.*	365	4,515
KB Home	202	4,398
Hibbett Sports, Inc.*	78	4,389
Buffalo Wild Wings, Inc.*	50	4,377
Shutterfly, Inc.*	99	4,373
Genesco, Inc.*	71	4,266
Cracker Barrel Old Country Store, Inc.	52	4,204
Steven Madden Ltd.*	97	4,185
Cooper Tire & Rubber Co.	159	4,080
Express, Inc.*	222	3,954
Meritage Homes Corp.*	84	3,936
Jack in the Box, Inc.*	112	3,874
Group 1 Automotive, Inc.	60	3,603
WMS Industries, Inc.*	140	3,530
Vitamin Shoppe, Inc.*	72	3,517
Crocs, Inc.*	237	3,512
ANN, Inc.*	121	3,511
Penske Automotive Group, Inc.	103	3,436
Helen of Troy Ltd.*	89	3,413
Hillenbrand, Inc.	135	3,413
MDC Holdings, Inc.	92	3,372
Meredith Corp.[1]	88	3,367
New York Times Co. — Class A*	343	3,361
Texas Roadhouse, Inc. — Class A	160	3,230
Saks, Inc.*	280	3,212
Buckle, Inc.	68	3,172
Bob Evans Farms, Inc.	74	3,154
Valassis Communications, Inc.	104	3,106
Arbitron, Inc.	66	3,094
Papa John's International, Inc.*	49	3,029
Marriott Vacations Worldwide Corp.*	70	3,003
Ascent Capital Group, Inc. — Class A*	40	2,978
DineEquity, Inc.	43	2,958
Monro Muffler Brake, Inc.	74	2,939
Office Depot, Inc.*	730	2,869
Matthews International Corp. — Class A	82	2,861
Aeropostale, Inc.*	209	2,842
Jos. A. Bank Clothiers, Inc.*	71	2,833
Select Comfort Corp.*	143	2,827
Children's Place Retail Stores, Inc.*	62	2,779
Jones Group, Inc.	214	2,722
Francesca's Holdings Corp.*	94	2,694
Grand Canyon Education, Inc.*	106	2,691
Dorman Products, Inc.	72	2,679
Ameristar Casinos, Inc.	102	2,675
Churchill Downs, Inc.	38	2,662
Lithia Motors, Inc. — Class A	56	2,659
AFC Enterprises, Inc.*	73	2,652
Sinclair Broadcast Group, Inc. — Class A	130	2,631
Asbury Automotive Group, Inc.*	71	2,605
Standard Pacific Corp.*,1	300	2,592
OfficeMax, Inc.	223	2,589
Regis Corp.	140	2,547
Sturm Ruger & Company, Inc.	50	2,537
La-Z-Boy, Inc.	133	2,509
Finish Line, Inc. — Class A	128	2,508
American Axle & Manufacturing Holdings, Inc.*	183	2,498
Pinnacle Entertainment, Inc.*	165	2,412
National CineMedia, Inc.	152	2,399
Belo Corp. — Class A	244	2,399
Orient-Express Hotels Ltd. — Class A*	243	2,396
Sonic Automotive, Inc. — Class A	108	2,393
Krispy Kreme Doughnuts, Inc.*	164	2,368
International Speedway Corp. — Class A	71	2,320
SHFL Entertainment, Inc.*	140	2,320
Interval Leisure Group, Inc.	104	2,261
BJ's Restaurants, Inc.*	64	2,130
Steiner Leisure Ltd.*	43	2,079
Oxford Industries, Inc.	39	2,071
Columbia Sportswear Co.	35	2,026
Quiksilver, Inc.*	331	2,009
Ethan Allen Interiors, Inc.	61	2,008
Stage Stores, Inc.	77	1,993
iRobot Corp.*	77	1,976
Skechers U.S.A., Inc. — Class A*	92	1,946
Conn's, Inc.*	53	1,903
Drew Industries, Inc.	52	1,888
Stewart Enterprises, Inc. — Class A	199	1,849
Sonic Corp.*	143	1,842
G-III Apparel Group Ltd.*	44	1,765
Scholastic Corp.	66	1,759
Brown Shoe Company, Inc.	109	1,744
American Public Education, Inc.*	49	1,710
True Religion Apparel, Inc.	64	1,671
Cato Corp. — Class A	69	1,666
Movado Group, Inc.	49	1,642
K12, Inc.*	66	1,591
Arctic Cat, Inc.*	36	1,573
CEC Entertainment, Inc.	48	1,572
Red Robin Gourmet Burgers, Inc.*	34	1,550
Caesars Entertainment Corp.*	97	1,538

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Consumer Discretionary - 7.9% (continued)
Pep Boys-Manny Moe & Jack*	130	$1,533
Smith & Wesson Holding Corp.*	170	1,530
Winnebago Industries, Inc.*	74	1,527
Vera Bradley, Inc.*	64	1,512
Hovnanian Enterprises, Inc. — Class A*	262	1,512
Zumiez, Inc.*	65	1,489
Multimedia Games Holding Company, Inc.*	70	1,461
Denny's Corp.*	250	1,443
Hot Topic, Inc.	102	1,416
Standard Motor Products, Inc.	51	1,414
American Greetings Corp. — Class A	83	1,337
Fred's, Inc. — Class A	97	1,327
M/I Homes, Inc.*	54	1,320
Superior Industries International, Inc.	70	1,308
rue21, Inc.*	44	1,293
Boyd Gaming Corp.*	156	1,290
Core-Mark Holding Company, Inc.	25	1,283
Scientific Games Corp. — Class A*	144	1,260
Strayer Education, Inc.	26	1,258
Tumi Holdings, Inc.*	59	1,235
Gentherm, Inc.*	75	1,229
Fiesta Restaurant Group, Inc.*	46	1,222
Modine Manufacturing Co.*	128	1,165
Capella Education Co.*	37	1,152
Ruby Tuesday, Inc.*	156	1,150
Cavco Industries, Inc.*	24	1,142
Five Below, Inc.*	30	1,137
Barnes & Noble, Inc.*	69	1,135
Beazer Homes USA, Inc.*	71	1,125
NACCO Industries, Inc. — Class A	21	1,121
LeapFrog Enterprises, Inc. — Class A*	130	1,113
Callaway Golf Co.	168	1,112
Blue Nile, Inc.*	32	1,102
Carmike Cinemas, Inc.*	60	1,087
MDC Partners, Inc. — Class A	65	1,051
Haverty Furniture Companies, Inc.	51	1,049
Maidenform Brands, Inc.*	59	1,034
Libbey, Inc.*	53	1,025
Universal Electronics, Inc.*	43	1,000
Unifi, Inc.*	51	974
LIN TV Corp. — Class A*	84	923
Carriage Services, Inc. — Class A	43	914
Destination Maternity Corp.	39	913
EW Scripps Co. — Class A*	75	902
Ruth's Hospitality Group, Inc.*	94	897
Bloomin' Brands, Inc.*	50	894
Harte-Hanks, Inc.	113	880
RadioShack Corp.[1]	260	874
Tuesday Morning Corp.*	112	869
Shoe Carnival, Inc.	40	818
Bravo Brio Restaurant Group, Inc.*	51	807
America's Car-Mart, Inc.*	17	795
Mattress Firm Holding Corp.*	23	794
MarineMax, Inc.*	55	747
Biglari Holdings, Inc.*	2	746
Fisher Communications, Inc.	19	746
PetMed Express, Inc.	54	724
Wet Seal, Inc. — Class A*	238	719
Big 5 Sporting Goods Corp.	46	718
Journal Communications, Inc. — Class A*	104	699
Universal Technical Institute, Inc.	55	695
Fuel Systems Solutions, Inc.*	41	675
Rentrak Corp.*	30	659
Chuy's Holdings, Inc.*	20	652
Speedway Motorsports, Inc.	34	612
World Wrestling Entertainment, Inc. — Class A	69	609
Weyco Group, Inc.	24	588
JAKKS Pacific, Inc.	56	587
NutriSystem, Inc.	69	585
Steinway Musical Instruments, Inc.*	24	576
Destination XL Group, Inc.*	112	570
Town Sports International Holdings, Inc.	60	568
Stein Mart, Inc.	67	561
Jamba, Inc.*	196	559
CSS Industries, Inc.	21	545
Stoneridge, Inc.*	71	542
Cumulus Media, Inc. — Class A*	158	532
Marcus Corp.	42	525
Exide Technologies*	193	521
VOXX International Corp. — Class A*	48	514
Hooker Furniture Corp.	32	510
Flexsteel Industries, Inc.	20	495
Bassett Furniture Industries, Inc.	31	495
Black Diamond, Inc.*	54	492
West Marine, Inc.*	43	491
Bridgepoint Education, Inc.*	48	491
Spartan Motors, Inc.	92	489
hhgregg, Inc.*	44	486
LifeLock, Inc.*	50	482
Bon-Ton Stores, Inc.	37	481
Zagg, Inc.*	65	473
Perry Ellis International, Inc.	26	473
Entercom Communications Corp. — Class A*	61	454
Digital Generation, Inc.*	70	450
Nexstar Broadcasting Group, Inc. — Class A	25	450
Shutterstock, Inc.*	10	450
Mac-Gray Corp.	35	448
Kirkland's, Inc.*	39	447
McClatchy Co. — Class A*	153	444
Citi Trends, Inc.*	43	440
Vitacost.com, Inc.*	59	427
Saga Communications, Inc. — Class A	9	416
Entravision Communications Corp. — Class A	130	415
Delta Apparel, Inc.*	25	412

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Consumer Discretionary - 7.9% (continued)
Corinthian Colleges, Inc.*	194	$407
Overstock.com, Inc.*	33	407
Central European Media Enterprises Ltd. — Class A*	96	405
Kayak Software Corp.*	10	400
Blyth, Inc.	23	399
Bluegreen Corp.*	40	394
Morgans Hotel Group Co.*	66	391
Luby's, Inc.*	52	389
Cherokee, Inc.	28	384
Tilly's, Inc. — Class A*	30	382
bebe stores, Inc.	91	379
Outdoor Channel Holdings, Inc.	42	375
Global Sources Ltd.*	49	370
Body Central Corp.*	39	367
Ignite Restaurant Group, Inc.*	24	352
Isle of Capri Casinos, Inc.*	56	352
Restoration Hardware Holdings, Inc.*	10	350
RG Barry Corp.	26	348
Lincoln Educational Services Corp.	59	346
Einstein Noah Restaurant Group, Inc.	23	341
Orbitz Worldwide, Inc.*	59	337
Del Frisco's Restaurant Group, Inc.*	20	332
Career Education Corp.*	140	332
1-800-Flowers.com, Inc. — Class A*	65	323
K-Swiss, Inc. — Class A*	68	322
Culp, Inc.	20	318
Winmark Corp.	5	315
ReachLocal, Inc.*	21	314
Federal-Mogul Corp.*	50	302
Gordmans Stores, Inc.*	25	293
Johnson Outdoors, Inc. — Class A*	12	286
New York & Company, Inc.*	66	270
Reading International, Inc. — Class A*	46	258
Education Management Corp.*	70	257
Nathan's Famous, Inc.*	6	254
Skullcandy, Inc.*	46	243
Salem Communications Corp. — Class A	30	238
Systemax, Inc.	24	238
Lifetime Brands, Inc.	20	228
MTR Gaming Group, Inc.*	69	228
Daily Journal Corp.*	2	222
Carrols Restaurant Group, Inc.*	42	218
Red Lion Hotels Corp.*	30	213
Martha Stewart Living Omnimedia — Class A*	68	180
Frisch's Restaurants, Inc.	10	179
Monarch Casino & Resort, Inc.*	18	175
Crown Media Holdings, Inc. — Class A*	84	172
Tower International, Inc.*	12	168
Premier Exhibitions, Inc.*	63	168
Marine Products Corp.	22	162
Geeknet, Inc.*	9	133
Shiloh Industries, Inc.	12	129
National American University Holdings, Inc.	31	121
CafePress, Inc.*	20	120
Collectors Universe, Inc.	10	118
Perfumania Holdings, Inc.*	11	63
Beasley Broadcasting Group, Inc. — Class A	10	59
US Auto Parts Network, Inc.*	41	49
Value Line, Inc.	2	19
Orchard Supply Hardware Stores Corp. — Class A*	2	8
Total Consumer Discretionary		485,345
Health Care - 7.0%
Pharmacyclics, Inc.*	134	10,775
Seattle Genetics, Inc.*	238	8,451
athenahealth, Inc.*	86	8,345
Cubist Pharmaceuticals, Inc.*	172	8,053
Alkermes plc*	324	7,682
WellCare Health Plans, Inc.*	124	7,186
Cepheid, Inc.*	166	6,369
HealthSouth Corp.*	239	6,301
Centene Corp.*	141	6,209
Jazz Pharmaceuticals plc*	111	6,205
Align Technology, Inc.*	185	6,200
PAREXEL International Corp.*	156	6,164
MWI Veterinary Supply, Inc.*	46	6,084
STERIS Corp.	145	6,032
HMS Holdings Corp.*	219	5,946
West Pharmaceutical Services, Inc.	90	5,846
Owens & Minor, Inc.	172	5,600
Haemonetics Corp.*	128	5,332
Air Methods Corp.	100	4,824
Medicines Co.*	139	4,644
Arena Pharmaceuticals, Inc.*	561	4,606
ViroPharma, Inc.*	177	4,453
HeartWare International, Inc.*	50	4,422
Isis Pharmaceuticals, Inc.*	261	4,421
Questcor Pharmaceuticals, Inc.	132	4,295
Chemed Corp.	50	3,999
Infinity Pharmaceuticals, Inc.*	80	3,878
Magellan Health Services, Inc.*	80	3,806
Theravance, Inc.*	156	3,685
Acorda Therapeutics, Inc.*	115	3,683
Ironwood Pharmaceuticals, Inc. — Class A*	190	3,475
ImmunoGen, Inc.*,1	213	3,421
Alnylam Pharmaceuticals, Inc.*	140	3,412
Insulet Corp.*	130	3,362
Medidata Solutions, Inc.*	57	3,305
Cyberonics, Inc.*	69	3,230
Nektar Therapeutics*	283	3,113
DexCom, Inc.*	182	3,043
Volcano Corp.*	136	3,027
Neogen Corp.*	61	3,024

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Health Care - 7.0% (continued)
MedAssets, Inc.*	151	$2,907
Aegerion Pharmaceuticals, Inc.*	72	2,904
Analogic Corp.	36	2,845
Vivus, Inc.*,1	258	2,838
Impax Laboratories, Inc.*	183	2,826
Masimo Corp.	138	2,708
Abaxis, Inc.	57	2,697
Amsurg Corp. — Class A*	79	2,658
NuVasive, Inc.*	122	2,600
PDL BioPharma, Inc.	353	2,580
Hanger, Inc.*	81	2,554
Wright Medical Group, Inc.*	106	2,524
Team Health Holdings, Inc.*	69	2,510
Meridian Bioscience, Inc.	110	2,510
Santarus, Inc.*	139	2,409
Endologix, Inc.*	148	2,390
CONMED Corp.	69	2,350
ArthroCare Corp.*	67	2,329
Auxilium Pharmaceuticals, Inc.*	133	2,298
NPS Pharmaceuticals, Inc.*	219	2,232
Molina Healthcare, Inc.*	72	2,223
Neurocrine Biosciences, Inc.*	179	2,173
Emeritus Corp.*	77	2,140
ICU Medical, Inc.*	36	2,122
Exelixis, Inc.*,1	458	2,116
Opko Health, Inc.*	274	2,091
Integra LifeSciences Holdings Corp.*	53	2,068
Acadia Healthcare Company, Inc.*	70	2,057
Akorn, Inc.*	148	2,047
IPC The Hospitalist Company, Inc.*	44	1,957
Ensign Group, Inc.	58	1,937
Bio-Reference Labs, Inc.*	74	1,923
Conceptus, Inc.*	79	1,908
Capital Senior Living Corp.*	72	1,903
Quality Systems, Inc.	104	1,901
Celldex Therapeutics, Inc.*	163	1,888
Greatbatch, Inc.*	62	1,852
Dendreon Corp.*	390	1,845
Orthofix International N.V.*	51	1,829
InterMune, Inc.*	199	1,801
Luminex Corp.*	109	1,801
Synageva BioPharma Corp.*	32	1,757
AMN Healthcare Services, Inc.*	109	1,725
Quidel Corp.*	72	1,710
Cantel Medical Corp.	56	1,683
Landauer, Inc.	29	1,635
Momenta Pharmaceuticals, Inc.*	122	1,627
NxStage Medical, Inc.*	144	1,624
Computer Programs & Systems, Inc.	30	1,623
Exact Sciences Corp.*	162	1,588
Spectranetics Corp.*	85	1,575
Omnicell, Inc.*	83	1,567
ABIOMED, Inc.*	79	1,475
National Healthcare Corp.	32	1,463
Rigel Pharmaceuticals, Inc.*	214	1,453
Optimer Pharmaceuticals, Inc.*	122	1,452
Array BioPharma, Inc.*	295	1,451
BioScrip, Inc.*	114	1,449
Accretive Health, Inc.*	137	1,392
Pacira Pharmaceuticals, Inc.*	48	1,385
Merit Medical Systems, Inc.*	112	1,373
Kindred Healthcare, Inc.*	130	1,369
Halozyme Therapeutics, Inc.*	236	1,362
Achillion Pharmaceuticals, Inc.*	154	1,346
AMAG Pharmaceuticals, Inc.*	56	1,336
Sangamo Biosciences, Inc.*	135	1,291
Ligand Pharmaceuticals, Inc. — Class B*	48	1,279
Genomic Health, Inc.*	45	1,273
Keryx Biopharmaceuticals, Inc.*	180	1,267
ExamWorks Group, Inc.*	73	1,264
Healthways, Inc.*	103	1,262
Sequenom, Inc.*	303	1,257
Fluidigm Corp.*	67	1,240
Lexicon Pharmaceuticals, Inc.*	549	1,197
HealthStream, Inc.*	51	1,170
Vanguard Health Systems, Inc.*	78	1,160
Clovis Oncology, Inc.*	40	1,147
Symmetry Medical, Inc.*	100	1,145
Corvel Corp.*	23	1,138
Orexigen Therapeutics, Inc.*	180	1,125
MAKO Surgical Corp.*	100	1,115
Spectrum Pharmaceuticals, Inc.	148	1,104
Dyax Corp.*	249	1,086
Astex Pharmaceuticals*	238	1,061
PharMerica Corp.*	75	1,050
Cadence Pharmaceuticals, Inc.*	155	1,037
Invacare Corp.	78	1,018
Dynavax Technologies Corp.*	455	1,010
SurModics, Inc.*	37	1,008
Cardiovascular Systems, Inc.*	49	1,004
Natus Medical, Inc.*	74	995
Antares Pharma, Inc.*	276	988
MannKind Corp.*	288	976
Cambrex Corp.*	75	959
AVANIR Pharmaceuticals, Inc. — Class A*	342	937
Furiex Pharmaceuticals, Inc.*	25	937
Endocyte, Inc.*	74	921
Emergent Biosolutions, Inc.*	65	909
Obagi Medical Products, Inc.*	46	909
Triple-S Management Corp. — Class B*	52	906
Universal American Corp.	108	900
Synta Pharmaceuticals Corp.*	104	894
Select Medical Holdings Corp.	97	873
Depomed, Inc.*	148	869
Affymetrix, Inc.*	182	859
Palomar Medical Technologies, Inc.*	63	850
Accuray, Inc.*	182	844
AngioDynamics, Inc.*	73	834
Gentiva Health Services, Inc.*	77	833
Idenix Pharmaceuticals, Inc.*	230	819
AVEO Pharmaceuticals, Inc.*	111	816
Amedisys, Inc.*	73	812

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Health Care - 7.0% (continued)
XenoPort, Inc.*	111	$794
Vical, Inc.*	198	788
Tornier N.V.*	41	773
Hi-Tech Pharmacal Company, Inc.	23	762
Five Star Quality Care, Inc.*	113	756
Raptor Pharmaceutical Corp.*	129	755
Vascular Solutions, Inc.*	46	746
Cynosure, Inc. — Class A*	28	733
Novavax, Inc.*	321	732
LHC Group, Inc.*	34	731
Repros Therapeutics, Inc.*	45	725
Providence Service Corp.*	39	721
OraSure Technologies, Inc.*	133	718
XOMA Corp.*	205	715
SciClone Pharmaceuticals, Inc.*	148	681
Curis, Inc.*	207	679
US Physical Therapy, Inc.	25	671
Navidea Biopharmaceuticals, Inc.*	244	661
Cerus Corp.*	139	614
Synergy Pharmaceuticals, Inc.*	100	607
Assisted Living Concepts, Inc. — Class A	50	595
Vocera Communications, Inc.*	25	575
Progenics Pharmaceuticals, Inc.*	106	571
Staar Surgical Co.*	98	552
Almost Family, Inc.	27	552
RTI Biologics, Inc.*	136	536
Threshold Pharmaceuticals, Inc.*	113	521
Repligen Corp.*	74	511
Trius Therapeutics, Inc.*	74	506
Osiris Therapeutics, Inc.*	46	478
PhotoMedex, Inc.*	29	467
Coronado Biosciences, Inc.*	47	457
OncoGenex Pharmaceutical, Inc.*	40	453
Unilife Corp.*,1	207	451
Lannett Company, Inc.*	44	445
NewLink Genetics Corp.*	36	442
TESARO, Inc.*	20	439
Sunesis Pharmaceuticals, Inc.*	79	432
Greenway Medical Technologies*	27	429
Merge Healthcare, Inc.*	148	428
Immunomedics, Inc.*	177	427
Arqule, Inc.*	164	425
CryoLife, Inc.	69	415
Solta Medical, Inc.*	182	400
Pozen, Inc.*	75	395
Anika Therapeutics, Inc.*	27	392
Cytori Therapeutics, Inc.*	156	392
Utah Medical Products, Inc.	8	390
Enzon Pharmaceuticals, Inc.	102	388
ImmunoCellular Therapeutics Ltd.*	137	375
Intercept Pharmaceuticals, Inc.*	10	374
Exactech, Inc.*	18	372
Geron Corp.*	345	369
Sagent Pharmaceuticals, Inc.*	21	369
Cross Country Healthcare, Inc.*	69	366
Derma Sciences, Inc.*	30	362
Harvard Bioscience, Inc.*	63	356
Pain Therapeutics, Inc.	102	350
SIGA Technologies, Inc.*	97	347
Chindex International, Inc.*	25	344
Biospecifics Technologies Corp.*	20	341
BioDelivery Sciences International, Inc.*	80	337
AtriCure, Inc.*	42	333
Skilled Healthcare Group, Inc. — Class A*	50	329
Alphatec Holdings, Inc.*	154	325
Rochester Medical Corp.*	22	322
GTx, Inc.*	76	315
ZIOPHARM Oncology, Inc.*	170	311
Vanda Pharmaceuticals, Inc.*	79	310
Targacept, Inc.*	70	300
Globus Medical, Inc. — Class A*	20	294
Biotime, Inc.*	76	290
National Research Corp.	5	290
Oncothyreon, Inc.*	139	289
Ampio Pharmaceuticals, Inc.*	63	288
Hansen Medical, Inc.*	140	281
Horizon Pharma, Inc.*	101	274
Durata Therapeutics, Inc.*	30	270
Anacor Pharmaceuticals, Inc.*	41	265
Corcept Therapeutics, Inc.*	132	264
Omeros Corp.*	64	264
Hyperion Therapeutics, Inc.*	10	258
Merrimack Pharmaceuticals, Inc.*	42	256
Discovery Laboratories, Inc.*	110	252
Zogenix, Inc.*	138	248
KYTHERA Biopharmaceuticals, Inc.*	10	244
Amicus Therapeutics, Inc.*	76	241
Agenus, Inc.*	61	237
Cornerstone Therapeutics, Inc.*	33	233
Regulus Therapeutics, Inc.*	30	233
Pacific Biosciences of California, Inc.*	89	222
Rockwell Medical Technologies, Inc.*	54	214
Atrion Corp.	1	192
Cumberland Pharmaceuticals, Inc.*	38	189
Zeltiq Aesthetics, Inc.*	47	180
Maxygen, Inc.	69	166
ChemoCentryx, Inc.*	12	166
Codexis, Inc.*	65	155
Sucampo Pharmaceuticals, Inc. — Class A*	23	150
BioCryst Pharmaceuticals, Inc.*	122	145
Transcept Pharmaceuticals, Inc.*	30	144
Verastem, Inc.*	13	125
PDI, Inc.*	21	124
Affymax, Inc.*	87	121
Cempra, Inc.*	16	108
Acura Pharmaceuticals, Inc.*	45	96
Pernix Therapeutics Holdings*	19	94
Ventrus Biosciences, Inc.*	30	90

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Health Care - 7.0% (continued)
EnteroMedics, Inc.*	65	$65
Supernus Pharmaceuticals, Inc.*	9	51
BG Medicine, Inc.*	27	50
Total Health Care		427,078
Energy - 3.5%
Dril-Quip, Inc.*	108	9,415
Oasis Petroleum, Inc.*	207	7,881
Gulfport Energy Corp.*	169	7,745
Bristow Group, Inc.	98	6,462
Helix Energy Solutions Group, Inc.*	279	6,384
Rosetta Resources, Inc.*	130	6,185
Kodiak Oil & Gas Corp.*	680	6,181
Lufkin Industries, Inc.	91	6,041
Berry Petroleum Co. — Class A	129	5,971
SemGroup Corp. — Class A*	111	5,741
Energy XXI Bermuda Ltd.	209	5,689
Targa Resources Corp.	74	5,029
Western Refining, Inc.	139	4,922
Hornbeck Offshore Services, Inc.*	93	4,321
McMoRan Exploration Co.*	261	4,267
Exterran Holdings, Inc.*	158	4,266
Geospace Technologies Corp.*	39	4,209
PDC Energy, Inc.*	72	3,569
Hercules Offshore, Inc.*	423	3,138
Key Energy Services, Inc.*	384	3,103
Cloud Peak Energy, Inc.*	157	2,947
Arch Coal, Inc.	541	2,938
Gulfmark Offshore, Inc. — Class A	71	2,766
Bill Barrett Corp.*	132	2,676
Stone Energy Corp.*	123	2,675
C&J Energy Services, Inc.*	113	2,588
Carrizo Oil & Gas, Inc.*	96	2,474
Northern Oil and Gas, Inc.*	172	2,473
ION Geophysical Corp.*	345	2,349
CVR Energy, Inc.	44	2,271
Clean Energy Fuels Corp.*	170	2,210
Halcon Resources Corp.*	281	2,189
Newpark Resources, Inc.*	233	2,162
Approach Resources, Inc.*	87	2,141
Ship Finance International Ltd.	121	2,134
Comstock Resources, Inc.*	130	2,113
Crosstex Energy, Inc.	109	2,099
TETRA Technologies, Inc.*	201	2,062
EPL Oil & Gas, Inc.*	71	1,904
Rex Energy Corp.*	110	1,813
Delek US Holdings, Inc.	44	1,736
Forum Energy Technologies, Inc.*	60	1,726
Swift Energy Co.*	114	1,688
Forest Oil Corp.*	320	1,683
Nordic American Tankers Ltd.	140	1,617
Magnum Hunter Resources Corp.*	386	1,548
Contango Oil & Gas Co.	38	1,523
Heckmann Corp.*,1	351	1,506
Resolute Energy Corp.*	122	1,404
Rentech, Inc.	585	1,375
Scorpio Tankers, Inc.*	148	1,320
Pioneer Energy Services Corp.*	159	1,312
Parker Drilling Co.*	305	1,305
PHI, Inc.*	37	1,266
Bonanza Creek Energy, Inc.*	32	1,237
W&T Offshore, Inc.	86	1,221
Vaalco Energy, Inc.*	150	1,139
Diamondback Energy, Inc.*	40	1,074
Willbros Group, Inc.*	105	1,031
Basic Energy Services, Inc.*	75	1,025
Goodrich Petroleum Corp.*	64	1,002
Tesco Corp.*	73	977
Matrix Service Co.*	65	969
Clayton Williams Energy, Inc.*	22	962
RigNet, Inc.*	36	898
Gulf Island Fabrication, Inc.	41	863
Vantage Drilling Co.*	490	858
Green Plains Renewable Energy, Inc.*	74	847
Dawson Geophysical Co.*	26	780
GasLog Ltd.	60	772
Triangle Petroleum Corp.*	114	752
PetroQuest Energy, Inc.*	158	702
Solazyme, Inc.*	89	695
Natural Gas Services Group, Inc.*	36	693
Synergy Resources Corp.*	101	693
Sanchez Energy Corp.*	34	677
Quicksilver Resources, Inc.*	300	675
Adams Resources & Energy, Inc.	12	612
Mitcham Industries, Inc.*	36	609
Warren Resources, Inc.*	189	607
BPZ Resources, Inc.*	258	586
Knightsbridge Tankers Ltd.	71	582
Penn Virginia Corp.	137	553
Evolution Petroleum Corp.*	54	548
Abraxas Petroleum Corp.*	225	520
Midstates Petroleum Company, Inc.*	60	513
Teekay Tankers Ltd. — Class A	166	473
Cal Dive International, Inc.*	256	461
Uranium Energy Corp.*	209	460
FX Energy, Inc.*	136	457
Matador Resources Co.*	49	434
Panhandle Oil and Gas, Inc. — Class A	15	430
TGC Industries, Inc.	40	396
Alon USA Energy, Inc.	20	381
Harvest Natural Resources, Inc.*	101	355
Callon Petroleum Co.*	95	352
Apco Oil and Gas International, Inc.	28	347
Endeavour International Corp.*	113	333
Bolt Technology Corp.	19	332
Miller Energy Resources, Inc.*	84	312
Emerald Oil, Inc.*	44	310
Frontline Ltd.*	131	307
KiOR, Inc. — Class A*,1	65	302
Gastar Exploration Ltd.*	156	275
Westmoreland Coal Co.*	24	273
REX American Resources Corp.*	12	265
Amyris, Inc.*	75	231
Uranerz Energy Corp.*	172	218
Renewable Energy Group, Inc.*	26	200

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Energy - 3.5% (continued)
Isramco, Inc.*	2	$198
Forbes Energy Services Ltd.*	51	188
Crimson Exploration, Inc.*	64	183
Gevo, Inc.*	79	177
Saratoga Resources, Inc.*	62	165
Global Geophysical Services, Inc.*	49	120
ZaZa Energy Corp.*	62	112
Hallador Energy Co.	14	97
Ceres, Inc.*	22	77
Total Energy		213,405
Materials - 3.0%
Eagle Materials, Inc.	132	8,796
Louisiana-Pacific Corp.*	347	7,495
Axiall Corp.	114	7,086
PolyOne Corp.	260	6,346
Chemtura Corp.*	267	5,770
HB Fuller Co.	138	5,393
Olin Corp.	212	5,346
Sensient Technologies Corp.	136	5,316
Coeur d'Alene Mines Corp.*	237	4,469
Worthington Industries, Inc.	134	4,151
Graphic Packaging Holding Co.*	553	4,142
Stillwater Mining Co.*	303	3,918
Texas Industries, Inc.*	59	3,723
Minerals Technologies, Inc.	87	3,611
Kaiser Aluminum Corp.	53	3,426
Resolute Forest Products*	210	3,397
Schweitzer-Mauduit International, Inc.	86	3,331
Balchem Corp.	73	3,208
Clearwater Paper Corp.*	59	3,109
Innophos Holdings, Inc.	56	3,055
SunCoke Energy, Inc.*	181	2,957
Buckeye Technologies, Inc.	96	2,875
Koppers Holdings, Inc.	65	2,859
Hecla Mining Co.	721	2,848
Stepan Co.	45	2,840
KapStone Paper and Packaging Corp.	98	2,724
PH Glatfelter Co.	114	2,665
Innospec, Inc.	60	2,657
Calgon Carbon Corp.*	143	2,588
RTI International Metals, Inc.*	76	2,408
A. Schulman, Inc.	75	2,367
Boise, Inc.	259	2,243
Flotek Industries, Inc.*	137	2,240
Globe Specialty Metals, Inc.	158	2,199
Deltic Timber Corp.	32	2,199
American Vanguard Corp.	68	2,077
Headwaters, Inc.*	187	2,038
Kraton Performance Polymers, Inc.*	87	2,036
Haynes International, Inc.	36	1,991
AMCOL International Corp.	65	1,962
Materion Corp.	65	1,853
Tredegar Corp.	62	1,825
OM Group, Inc.*	77	1,808
LSB Industries, Inc.*	51	1,774
Schnitzer Steel Industries, Inc. — Class A	62	1,653
Quaker Chemical Corp.	28	1,653
McEwen Mining, Inc.*	553	1,582
Ferro Corp.*	223	1,505
Berry Plastics Group, Inc.*	70	1,333
Neenah Paper, Inc.	43	1,323
AEP Industries, Inc.*	18	1,293
Horsehead Holding Corp.*	116	1,262
Wausau Paper Corp.	106	1,143
AK Steel Holding Corp.	340	1,125
Hawkins, Inc.	28	1,119
Myers Industries, Inc.	80	1,117
Golden Star Resources Ltd.*	673	1,077
Gold Resource Corp.	82	1,068
Century Aluminum Co.*	128	991
Zep, Inc.	66	991
Zoltek Companies, Inc.*	80	956
Landec Corp.*	66	955
OMNOVA Solutions, Inc.*	120	920
Universal Stainless & Alloy*	25	909
AM Castle & Co.*	47	823
Paramount Gold and Silver Corp.*	323	720
Metals USA Holdings Corp.	34	702
Olympic Steel, Inc.	27	645
FutureFuel Corp.	51	620
US Silica Holdings, Inc.	25	590
ADA-ES, Inc.*	20	531
KMG Chemicals, Inc.	26	505
Arabian American Development Co.*	51	430
Chase Corp.	22	425
Midway Gold Corp.*	316	386
Noranda Aluminum Holding Corp.	85	382
General Moly, Inc.*	172	380
Handy & Harman Ltd.*	22	339
Vista Gold Corp.*	151	326
US Antimony Corp.*	132	228
GSE Holding, Inc.*	27	223
UFP Technologies, Inc.*	11	217
United States Lime & Minerals, Inc.*	4	213
Golden Minerals Co.*	79	188
Revett Minerals, Inc.*	66	150
Total Materials		184,119
Consumer Staples - 2. 0%
TreeHouse Foods, Inc.*	98	6,386
United Natural Foods, Inc.*	127	6,249
Casey's General Stores, Inc.	103	6,004
Hain Celestial Group, Inc.*	97	5,925
Darling International, Inc.*	297	5,334
Harris Teeter Supermarkets, Inc.	106	4,527
Boston Beer Company, Inc. — Class A*	26	4,150
Spectrum Brands Holdings, Inc.	70	3,962
B&G Foods, Inc. — Class A	129	3,933
PriceSmart, Inc.	49	3,814
Lancaster Colony Corp.	49	3,773

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Consumer Staples - 2.0% (continued)
Prestige Brands Holdings, Inc.*	140	$3,596
Universal Corp.	59	3,307
Sanderson Farms, Inc.	60	3,277
J&J Snack Foods Corp.	42	3,229
Rite Aid Corp.*	1,699	3,228
Post Holdings, Inc.*	70	3,005
Elizabeth Arden, Inc.*	74	2,979
Snyders-Lance, Inc.	117	2,955
Fresh Del Monte Produce, Inc.	102	2,752
Andersons, Inc.	51	2,730
SUPERVALU, Inc.[1]	541	2,727
WD-40 Co.	45	2,465
Vector Group Ltd.	145	2,337
Tootsie Roll Industries, Inc.	64	1,928
Cal-Maine Foods, Inc.	40	1,702
Susser Holdings Corp.*	33	1,687
Pilgrim's Pride Corp.*	155	1,424
Boulder Brands, Inc.*	152	1,365
Coca-Cola Bottling Company Consolidated	20	1,206
Inter Parfums, Inc.	46	1,124
Medifast, Inc.*	49	1,123
USANA Health Sciences, Inc.*	22	1,063
Calavo Growers, Inc.	35	1,007
Spartan Stores, Inc.	57	1,000
Village Super Market, Inc. — Class A	29	977
Harbinger Group, Inc.*	117	966
Dole Food Company, Inc.*	88	959
Diamond Foods, Inc.*	56	944
Weis Markets, Inc.	23	936
Seneca Foods Corp. — Class A*	27	892
Chiquita Brands International, Inc.*	111	861
Alliance One International, Inc.*	215	836
Ingles Markets, Inc. — Class A	36	773
Central Garden and Pet Co. — Class A*	94	773
Pantry, Inc.*	61	761
Revlon, Inc. — Class A*	33	738
Nash Finch Co.	35	685
Star Scientific, Inc.*,1	366	608
Omega Protein Corp.*	51	548
Limoneira Co.	27	522
Nutraceutical International Corp.	28	486
National Beverage Corp.	33	464
Natural Grocers by Vitamin Cottage, Inc.*	20	451
Chefs' Warehouse, Inc.*	24	443
Annie's, Inc.*	10	383
Nature's Sunshine Products, Inc.	25	381
John B Sanfilippo & Son, Inc.	19	380
Female Health Co.	52	376
Farmer Bros Co.*	25	368
Roundy's, Inc.	54	355
Alico, Inc.	7	324
Inventure Foods, Inc.*	38	296
Oil-Dri Corporation of America	10	272
Craft Brew Alliance, Inc.*	33	246
Orchids Paper Products Co.	10	233
Synutra International, Inc.*	46	216
Griffin Land & Nurseries, Inc.	6	180
Lifeway Foods, Inc.	8	111
Arden Group, Inc. — Class A	1	101
Central European Distribution Corp.*,1	167	56
Total Consumer Staples		126,174
Utilities - 1.9%
Cleco Corp.	159	7,478
IDACORP, Inc.	130	6,275
Piedmont Natural Gas Company, Inc.	189	6,215
WGL Holdings, Inc.	137	6,043
Portland General Electric Co.	192	5,823
UIL Holdings Corp.	141	5,582
Southwest Gas Corp.	116	5,505
ALLETE, Inc.	109	5,343
UNS Energy Corp.	107	5,237
New Jersey Resources Corp.	111	4,978
Black Hills Corp.	112	4,932
South Jersey Industries, Inc.	85	4,725
PNM Resources, Inc.	196	4,565
Avista Corp.	157	4,302
NorthWestern Corp.	100	3,986
El Paso Electric Co.	98	3,298
MGE Energy, Inc.	59	3,271
Laclede Group, Inc.	69	2,946
American States Water Co.	51	2,937
Northwest Natural Gas Co.	66	2,892
Otter Tail Corp.	89	2,771
CH Energy Group, Inc.	41	2,681
Empire District Electric Co.	112	2,509
California Water Service Group	108	2,149
Atlantic Power Corp.	298	1,469
Chesapeake Utilities Corp.	29	1,422
Unitil Corp.	39	1,097
SJW Corp.	40	1,060
Ormat Technologies, Inc.	48	991
Middlesex Water Co.	44	859
Connecticut Water Service, Inc.	27	789
Artesian Resources Corp. — Class A	26	584
York Water Co.	28	526
Delta Natural Gas Company, Inc.	21	459
Consolidated Water Company Ltd.	40	396
Genie Energy Ltd. — Class B	41	380
Cadiz, Inc.*	37	250
American DG Energy, Inc.*	62	130
Total Utilities		116,855
Telecommunication Services - 0.4%
Cogent Communications Group, Inc.	121	3,195
Consolidated Communications Holdings, Inc.	97	1,702
Cincinnati Bell, Inc.*	510	1,663
Atlantic Tele-Network, Inc.	30	1,455
Premiere Global Services, Inc.*	130	1,429
8x8, Inc.*	178	1,219

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 57.0% (continued)
Telecommunication Services - 0.4% (continued)
Vonage Holdings Corp.*	406	$1,173
Shenandoah Telecommunications Co.	72	1,098
inContact, Inc.*	105	849
General Communication, Inc. — Class A*	91	834
Leap Wireless International, Inc.*	132	777
Iridium Communications, Inc.*	126	759
USA Mobility, Inc.	56	743
Hawaiian Telcom Holdco, Inc.*	31	715
Lumos Networks Corp.	42	566
magicJack VocalTec Ltd.*	40	560
NTELOS Holdings Corp.	41	525
ORBCOMM, Inc.*	98	511
IDT Corp. — Class B	42	507
Cbeyond, Inc.*	66	490
Primus Telecommunications Group, Inc.	40	442
Fairpoint Communications, Inc.*	55	411
HickoryTech Corp.	39	396
Towerstream Corp.*	121	270
Boingo Wireless, Inc.*	43	237
Neutral Tandem, Inc.	71	232
Total Telecommunication Services		22,758
Total Common Stocks
(Cost $2,563,072)		3,494,440
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 10/14/13*	6	–
Total Warrants
(Cost $–)		–
RIGHTS†† - 0.0%
BlueLinx Holdings, Inc.
Expires 04/01/13*	80	32
Total Rights
(Cost $25)		32
CLOSED-END FUNDS† - 0.0%
Firsthand Technology Value Fund, Inc.*	19	367
Total Closed-End Funds
(Cost $334)		367

	Face Amount
REPURCHASE AGREEMENTS††,2 - 42.2%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[3]	$1,427,549	1,427,549
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	387,421	387,421
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	387,421	387,421
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	387,421	387,421
Total Repurchase Agreements
(Cost $2,589,812)		2,589,812
SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	$4,474	4,474
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	3,520	3,520
Total Securities Lending Collateral
(Cost $7,994)		7,994
Total Investments - 99.3%
(Cost $5,161,237)		$6,092,645
Other Assets & Liabilities, net - 0.7%		44,730
Total Net Assets - 100.0%		$6,137,375

	Contracts	Unrealized Gain(Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $946,800)	10	$(754)

	Units
EQUITY INDEX SWAP AGREEMENTS††, 5
Credit Suisse Capital, LLC April 2013 Russell 2000 Index Swap, Terminating 04/30/13 (Notional Value $3,791,918)	3,985	$4,973
Goldman Sachs International April 2013 Russell 2000 Index Swap, Terminating 04/29/13 (Notional Value $2,257,667)	2,373	4,614
Barclays Bank plc April 2013 Russell 2000 Index Swap, Terminating 04/30/13 (Notional Value $1,871,692)	1,967	2,698
(Total Notional Value $7,921,277)		$12,285

Other Information (unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 28, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc —  Public Limited Company

REIT —  Real Estate Investment Trust

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.8%
Information Technology - 7.5%
Apple, Inc.	638	$282,397
International Business Machines Corp.	714	152,296
Microsoft Corp.	5,144	147,169
Google, Inc. — Class A*	180	142,926
Oracle Corp.	2,517	81,399
QUALCOMM, Inc.	1,169	78,264
Cisco Systems, Inc.	3,637	76,050
Intel Corp.	3,370	73,636
Visa, Inc. — Class A	352	59,783
eBay, Inc.*	795	43,105
Mastercard, Inc. — Class A	72	38,961
EMC Corp.*	1,439	34,378
Accenture plc — Class A	437	33,199
Hewlett-Packard Co.	1,331	31,731
Texas Instruments, Inc.	753	26,716
Automatic Data Processing, Inc.	331	21,522
Cognizant Technology Solutions Corp. — Class A*	206	15,782
Salesforce.com, Inc.*	88	15,737
Yahoo!, Inc.*	661	15,553
Adobe Systems, Inc.*	336	14,619
Dell, Inc.	996	14,273
Corning, Inc.	1,004	13,383
Broadcom Corp. — Class A	360	12,481
Intuit, Inc.	189	12,408
Motorola Solutions, Inc.	188	12,038
TE Connectivity Ltd.	283	11,867
Symantec Corp.*	470	11,599
Applied Materials, Inc.	821	11,067
Analog Devices, Inc.	205	9,530
Citrix Systems, Inc.*	126	9,092
SanDisk Corp.*	162	8,910
NetApp, Inc.*	250	8,540
Amphenol Corp. — Class A	109	8,137
Seagate Technology plc	218	7,970
Fiserv, Inc.*	90	7,905
Fidelity National Information Services, Inc.	198	7,845
Paychex, Inc.	220	7,715
Altera Corp.	214	7,591
Western Digital Corp.	148	7,441
Xerox Corp.	834	7,172
Micron Technology, Inc.*	697	6,956
Xilinx, Inc.	177	6,756
Red Hat, Inc.*	132	6,674
Autodesk, Inc.*	158	6,516
Juniper Networks, Inc.*	351	6,508
Teradata Corp.*	111	6,495
Linear Technology Corp.	158	6,062
KLA-Tencor Corp.	113	5,960
Western Union Co.	388	5,836
CA, Inc.	227	5,714
NVIDIA Corp.	422	5,410
Computer Sciences Corp.	105	5,169
VeriSign, Inc.*	104	4,917
Microchip Technology, Inc.	133	4,889
F5 Networks, Inc.*	54	4,810
Lam Research Corp.*	111	4,602
BMC Software, Inc.*	90	4,170
Akamai Technologies, Inc.*	117	4,129
Electronic Arts, Inc.*	205	3,629
Harris Corp.	77	3,568
Total System Services, Inc.	110	2,726
Molex, Inc.	91	2,664
SAIC, Inc.	193	2,615
FLIR Systems, Inc.	99	2,575
LSI Corp.*	373	2,529
Jabil Circuit, Inc.	125	2,310
JDS Uniphase Corp.*	156	2,086
Teradyne, Inc.*	127	2,060
First Solar, Inc.*	40	1,078
Advanced Micro Devices, Inc.*	418	1,066
Total Information Technology		1,712,666
Financials - 6.7%
Berkshire Hathaway, Inc. — Class B*	1,245	129,729
JPMorgan Chase & Co.	2,612	123,965
Wells Fargo & Co.	3,343	123,657
Citigroup, Inc.	2,071	91,621
Bank of America Corp.	7,378	89,864
American Express Co.	655	44,187
Goldman Sachs Group, Inc.	298	43,851
U.S. Bancorp	1,270	43,091
American International Group, Inc.*	1,009	39,169
Simon Property Group, Inc.	216	34,249
MetLife, Inc.	742	28,211
PNC Financial Services Group, Inc.	359	23,873
Bank of New York Mellon Corp.	797	22,308
Capital One Financial Corp.	396	21,760
Travelers Companies, Inc.	258	21,721
BlackRock, Inc. — Class A	84	21,578
American Tower Corp. — Class A	269	20,692
Morgan Stanley	936	20,573
ACE Ltd.	231	20,552
Prudential Financial, Inc.	317	18,700
State Street Corp.	311	18,377
Aflac, Inc.	319	16,594
Allstate Corp.	325	15,948
Chubb Corp.	178	15,580
HCP, Inc.	309	15,407
Discover Financial Services	338	15,156
Public Storage	98	14,927
BB&T Corp.	475	14,910
Ventas, Inc.	197	14,420
Marsh & McLennan Companies, Inc.	375	14,239
Franklin Resources, Inc.	93	14,025
Charles Schwab Corp.	748	13,232
Aon plc	212	13,038
T. Rowe Price Group, Inc.	173	12,953
CME Group, Inc. — Class A	206	12,647
Prologis, Inc.	315	12,594
Equity Residential	217	11,948
Health Care REIT, Inc.	174	11,816

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Financials - 6.7% (continued)
Weyerhaeuser Co.	369	$11,579
SunTrust Banks, Inc.	367	10,573
AvalonBay Communities, Inc.	83	10,514
Boston Properties, Inc.	103	10,409
Ameriprise Financial, Inc.	139	10,237
McGraw-Hill Companies, Inc.	191	9,947
Fifth Third Bancorp	597	9,737
Progressive Corp.	375	9,476
Vornado Realty Trust	112	9,368
Loews Corp.	209	9,210
Host Hotels & Resorts, Inc.	495	8,658
Invesco Ltd.	298	8,630
M&T Bank Corp.	80	8,253
IntercontinentalExchange, Inc.*	50	8,154
Northern Trust Corp.	148	8,075
Regions Financial Corp.	964	7,895
Hartford Financial Services Group, Inc.	295	7,611
Moody's Corp.	132	7,038
Principal Financial Group, Inc.	188	6,398
SLM Corp.	309	6,328
NYSE Euronext	163	6,298
KeyCorp	630	6,275
Kimco Realty Corp.	278	6,227
XL Group plc — Class A	201	6,090
Lincoln National Corp.	185	6,033
Plum Creek Timber Company, Inc.	115	6,003
Leucadia National Corp.	199	5,459
CBRE Group, Inc. — Class A*	207	5,227
Unum Group	184	5,198
Cincinnati Financial Corp.	100	4,719
Comerica, Inc.	128	4,602
Huntington Bancshares, Inc.	574	4,242
Torchmark Corp.	64	3,827
Genworth Financial, Inc. — Class A*	340	3,400
People's United Financial, Inc.	231	3,105
Zions Bancorporation	123	3,074
Apartment Investment & Management Co. — Class A	99	3,035
Hudson City Bancorp, Inc.	324	2,799
NASDAQ OMX Group, Inc.	78	2,519
Legg Mason, Inc.	78	2,508
Assurant, Inc.	54	2,431
E*TRADE Financial Corp.*	175	1,874
First Horizon National Corp.	166	1,773
Total Financials		1,515,970
Health Care - 5.2%
Johnson & Johnson	1,904	155,233
Pfizer, Inc.	4,901	141,443
Merck & Company, Inc.	2,060	91,114
Amgen, Inc.	510	52,280
Gilead Sciences, Inc.*	1,042	50,985
Bristol-Myers Squibb Co.	1,116	45,968
AbbVie, Inc.	1,083	44,165
UnitedHealth Group, Inc.	704	40,275
Eli Lilly & Co.	681	38,674
Abbott Laboratories	1,071	37,828
Celgene Corp.*	284	32,918
Medtronic, Inc.	685	32,168
Express Scripts Holding Co.*	554	31,938
Biogen Idec, Inc.*	161	31,059
Baxter International, Inc.	372	27,022
Allergan, Inc.	210	23,442
Covidien plc	326	22,116
Thermo Fisher Scientific, Inc.	241	18,433
McKesson Corp.	159	17,165
WellPoint, Inc.	203	13,445
Intuitive Surgical, Inc.*	27	13,262
Stryker Corp.	197	12,852
Becton Dickinson and Co.	132	12,621
Cigna Corp.	195	12,162
Alexion Pharmaceuticals, Inc.*	131	12,070
Aetna, Inc.	224	11,451
Agilent Technologies, Inc.	237	9,947
Cardinal Health, Inc.	230	9,573
Cerner Corp.*	100	9,475
Zimmer Holdings, Inc.	115	8,650
AmerisourceBergen Corp. — Class A	157	8,078
Actavis, Inc.*	85	7,829
Mylan, Inc.*	270	7,814
St. Jude Medical, Inc.	192	7,764
Humana, Inc.	108	7,464
Life Technologies Corp.*	114	7,368
Boston Scientific Corp.*	925	7,224
Perrigo Co.	60	7,124
DaVita HealthCare Partners, Inc.*	58	6,878
Edwards Lifesciences Corp.*	76	6,244
Forest Laboratories, Inc.*	164	6,239
Quest Diagnostics, Inc.	108	6,097
Laboratory Corporation of America Holdings*	63	5,683
Waters Corp.*	59	5,541
CareFusion Corp.*	156	5,458
CR Bard, Inc.	52	5,241
Varian Medical Systems, Inc.*	71	5,112
Coventry Health Care, Inc.	92	4,327
DENTSPLY International, Inc.	97	4,115
Hospira, Inc.*	113	3,710
Tenet Healthcare Corp.*	71	3,378
PerkinElmer, Inc.	76	2,557
Patterson Companies, Inc.	57	2,168
Total Health Care		1,193,147
Consumer Discretionary - 4.9%
Comcast Corp. — Class A	1,799	75,575
Home Depot, Inc.	1,020	71,176
Walt Disney Co.	1,231	69,920
McDonald's Corp.	689	68,685
Amazon.com, Inc.*	253	67,421
News Corp. — Class A	1,363	41,598
Time Warner, Inc.	637	36,704
Ford Motor Co.	2,673	35,150
Target Corp.	444	30,392
NIKE, Inc. — Class B	500	29,505
Starbucks Corp.	512	29,164
Lowe's Companies, Inc.	757	28,705
TJX Companies, Inc.	500	23,375

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Consumer Discretionary - 4.9% (continued)
DIRECTV*	390	$22,078
Priceline.com, Inc.*	32	22,013
Yum! Brands, Inc.	305	21,942
Time Warner Cable, Inc.	201	19,308
Viacom, Inc. — Class B	310	19,087
CBS Corp. — Class B	399	18,629
Johnson Controls, Inc.	467	16,378
Discovery Communications, Inc. — Class A*	170	13,386
Macy's, Inc.	269	11,255
Omnicom Group, Inc.	178	10,485
Dollar General Corp.*	206	10,419
Carnival Corp.	303	10,392
Mattel, Inc.	235	10,291
VF Corp.	60	10,065
Bed Bath & Beyond, Inc.*	152	9,792
Coach, Inc.	191	9,548
Ross Stores, Inc.	152	9,214
Delphi Automotive plc	200	8,880
Starwood Hotels & Resorts Worldwide, Inc.	131	8,349
AutoZone, Inc.*	21	8,332
Genuine Parts Co.	106	8,268
Harley-Davidson, Inc.	154	8,208
O'Reilly Automotive, Inc.*	76	7,794
Dollar Tree, Inc.*	160	7,749
The Gap, Inc.	208	7,363
L Brands, Inc.	159	7,101
Marriott International, Inc. — Class A	166	7,010
Ralph Lauren Corp. — Class A	41	6,942
Chipotle Mexican Grill, Inc. — Class A*	21	6,843
Netflix, Inc.*	36	6,819
Wynn Resorts Ltd.	54	6,759
Kohl's Corp.	144	6,643
CarMax, Inc.*	156	6,505
Staples, Inc.	463	6,219
Whirlpool Corp.	52	6,160
BorgWarner, Inc.*	79	6,110
Wyndham Worldwide Corp.	93	5,997
PVH Corp.	53	5,661
Nordstrom, Inc.	102	5,633
Tiffany & Co.	80	5,563
H&R Block, Inc.	184	5,413
Newell Rubbermaid, Inc.	195	5,090
Lennar Corp. — Class A	117	4,853
PulteGroup, Inc.*	232	4,696
DR Horton, Inc.	191	4,641
Darden Restaurants, Inc.	88	4,548
PetSmart, Inc.	73	4,533
TripAdvisor, Inc.*	80	4,202
Best Buy Company, Inc.	181	4,009
Family Dollar Stores, Inc.	66	3,897
Expedia, Inc.	64	3,841
Scripps Networks Interactive, Inc. — Class A	59	3,796
Interpublic Group of Companies, Inc.	282	3,674
Gannett Company, Inc.	157	3,434
Hasbro, Inc.	78	3,427
Fossil, Inc.*	35	3,381
Leggett & Platt, Inc.	97	3,277
International Game Technology	180	2,970
Urban Outfitters, Inc.*	75	2,906
Abercrombie & Fitch Co. — Class A	54	2,495
Garmin Ltd.	71	2,346
GameStop Corp. — Class A	81	2,266
Cablevision Systems Corp. — Class A	146	2,184
Goodyear Tire & Rubber Co.*	165	2,081
Harman International Industries, Inc.	46	2,053
JC Penney Company, Inc.[1]	97	1,466
Washington Post Co. — Class B	3	1,341
Apollo Group, Inc. — Class A*	68	1,183
AutoNation, Inc.*	26	1,138
Total Consumer Discretionary		1,107,701
Consumer Staples - 4.6%
Procter & Gamble Co.	1,867	143,799
Coca-Cola Co.	2,613	105,669
Philip Morris International, Inc.	1,123	104,114
Wal-Mart Stores, Inc.	1,137	85,081
PepsiCo, Inc.	1,048	82,907
Altria Group, Inc.	1,370	47,114
CVS Caremark Corp.	839	46,136
Mondelez International, Inc. — Class A	1,217	37,253
Colgate-Palmolive Co.	300	35,408
Costco Wholesale Corp.	296	31,409
Walgreen Co.	585	27,893
Kimberly-Clark Corp.	264	25,867
General Mills, Inc.	437	21,548
Kraft Foods Group, Inc.	404	20,818
HJ Heinz Co.	218	15,755
Archer-Daniels-Midland Co.	446	15,044
Sysco Corp.	399	14,033
Kroger Co.	350	11,599
Kellogg Co.	167	10,760
Mead Johnson Nutrition Co. — Class A	138	10,688
Lorillard, Inc.	259	10,451
Estee Lauder Companies, Inc. — Class A	161	10,309
ConAgra Foods, Inc.	281	10,063
Whole Foods Market, Inc.	114	9,890
Reynolds American, Inc.	219	9,743
Hershey Co.	102	8,928
Clorox Co.	89	7,879
Brown-Forman Corp. — Class B	103	7,354
Beam, Inc.	109	6,926
JM Smucker Co.	69	6,842
McCormick & Company, Inc.	90	6,620
Coca-Cola Enterprises, Inc.	179	6,609
Dr Pepper Snapple Group, Inc.	139	6,526

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Consumer Staples - 4.6% (continued)
Avon Products, Inc.	300	$6,219
Campbell Soup Co.	120	5,443
Molson Coors Brewing Co. — Class B	106	5,187
Constellation Brands, Inc. — Class A*	104	4,955
Tyson Foods, Inc. — Class A	190	4,716
Monster Beverage Corp.*	98	4,679
Safeway, Inc.	160	4,216
Hormel Foods Corp.	92	3,801
Dean Foods Co.*	125	2,266
Total Consumer Staples		1,042,517
Energy - 4.6%
Exxon Mobil Corp.	3,054	275,196
Chevron Corp.	1,324	157,318
Schlumberger Ltd.	908	68,001
ConocoPhillips	831	49,943
Occidental Petroleum Corp.	546	42,790
Phillips 66	424	29,667
Anadarko Petroleum Corp.	338	29,558
Halliburton Co.	639	25,822
EOG Resources, Inc.	183	23,437
National Oilwell Varco, Inc.	296	20,942
Apache Corp.	264	20,370
Marathon Petroleum Corp.	226	20,250
Valero Energy Corp.	382	17,377
Williams Companies, Inc.	461	17,269
Kinder Morgan, Inc.	431	16,671
Marathon Oil Corp.	480	16,186
Hess Corp.	207	14,823
Devon Energy Corp.	255	14,387
Baker Hughes, Inc.	301	13,969
Spectra Energy Corp.	454	13,961
Noble Energy, Inc.	118	13,648
Pioneer Natural Resources Co.	93	11,555
Cameron International Corp.*	166	10,823
Cabot Oil & Gas Corp.	143	9,668
Ensco plc — Class A	154	9,239
Range Resources Corp.	111	8,995
Southwestern Energy Co.*	238	8,868
FMC Technologies, Inc.*	159	8,648
Murphy Oil Corp.	123	7,839
Chesapeake Energy Corp.	359	7,327
Equities Corp.	103	6,978
Noble Corp.	171	6,524
Tesoro Corp.	94	5,504
CONSOL Energy, Inc.	156	5,249
Denbury Resources, Inc.*	255	4,756
Helmerich & Payne, Inc.	72	4,370
Peabody Energy Corp.	184	3,892
QEP Resources, Inc.	118	3,757
Diamond Offshore Drilling, Inc.	47	3,269
Nabors Industries Ltd.	198	3,212
Rowan Companies plc — Class A*	82	2,900
WPX Energy, Inc.*	136	2,179
Newfield Exploration Co.*	92	2,063
Total Energy		1,039,200
Industrials - 4.2%
General Electric Co.	7,089	163,897
United Technologies Corp.	575	53,722
3M Co.	430	45,713
Union Pacific Corp.	320	45,572
United Parcel Service, Inc. — Class B	487	41,833
Honeywell International, Inc.	534	40,237
Boeing Co.	466	40,006
Caterpillar, Inc.	447	38,876
Emerson Electric Co.	492	27,488
Danaher Corp.	395	24,549
Deere & Co.	266	22,871
Eaton Corporation plc	323	19,784
FedEx Corp.	199	19,542
Precision Castparts Corp.	100	18,962
Lockheed Martin Corp.	183	17,663
Illinois Tool Works, Inc.	283	17,246
CSX Corp.	696	17,142
Norfolk Southern Corp.	214	16,495
General Dynamics Corp.	226	15,935
Cummins, Inc.	120	13,897
Raytheon Co.	222	13,051
PACCAR, Inc.	241	12,185
Waste Management, Inc.	295	11,567
Northrop Grumman Corp.	162	11,364
Ingersoll-Rand plc	188	10,342
Tyco International Ltd.	318	10,176
Fastenal Co.	184	9,449
Parker Hannifin Corp.	102	9,341
WW Grainger, Inc.	40	8,999
Stanley Black & Decker, Inc.	109	8,826
Dover Corp.	119	8,673
Roper Industries, Inc.	67	8,530
Rockwell Automation, Inc.	95	8,203
ADT Corp.	158	7,733
Pentair Ltd.	141	7,438
Fluor Corp.	111	7,363
CH Robinson Worldwide, Inc.	115	6,838
Southwest Airlines Co.	496	6,686
Republic Services, Inc. — Class A	199	6,567
Stericycle, Inc.*	59	6,265
Rockwell Collins, Inc.	93	5,870
Textron, Inc.	185	5,515
Flowserve Corp.	32	5,367
Expeditors International of Washington, Inc.	141	5,035
Jacobs Engineering Group, Inc.*	89	5,005
Pall Corp.	73	4,991
L-3 Communications Holdings, Inc.	61	4,936
Masco Corp.	243	4,921
Equifax, Inc.	80	4,607
Joy Global, Inc.	72	4,285
Quanta Services, Inc.*	145	4,144
Iron Mountain, Inc.	114	4,140
Robert Half International, Inc.	95	3,565
Xylem, Inc.	125	3,445
Snap-on, Inc.	39	3,225
Cintas Corp.	71	3,133
Avery Dennison Corp.	68	2,929
Dun & Bradstreet Corp.	27	2,259

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 41.8% (continued)
Industrials - 4.2% (continued)
Pitney Bowes, Inc.	137	$2,036
Ryder System, Inc.	31	1,852
Total Industrials		962,286
Utilities - 1.5%
Duke Energy Corp.	479	34,770
Southern Co.	589	27,636
Dominion Resources, Inc.	396	23,040
NextEra Energy, Inc.	293	22,760
Exelon Corp.	583	20,102
American Electric Power Company, Inc.	336	16,340
PG&E Corp.	297	13,226
PPL Corp.	401	12,555
Consolidated Edison, Inc.	205	12,511
Sempra Energy	154	12,311
FirstEnergy Corp.	285	12,027
Public Service Enterprise Group, Inc.	342	11,744
Edison International	222	11,171
Xcel Energy, Inc.	333	9,890
Northeast Utilities	212	9,214
DTE Energy Co.	123	8,406
Entergy Corp.	121	7,652
CenterPoint Energy, Inc.	296	7,092
Wisconsin Energy Corp.	156	6,691
ONEOK, Inc.	140	6,674
NiSource, Inc.	209	6,132
Ameren Corp.	165	5,778
NRG Energy, Inc.	218	5,775
AES Corp.	426	5,355
CMS Energy Corp.	179	5,001
SCANA Corp.	88	4,502
Pinnacle West Capital Corp.	71	4,110
Pepco Holdings, Inc.	157	3,360
AGL Resources, Inc.	80	3,356
Integrys Energy Group, Inc.	53	3,082
TECO Energy, Inc.	139	2,477
Total Utilities		334,740
Materials - 1.4%
Monsanto Co.	364	38,450
EI du Pont de Nemours & Co.	636	31,267
Dow Chemical Co.	819	26,077
Praxair, Inc.	198	22,084
Freeport-McMoRan Copper & Gold, Inc.	651	21,548
LyondellBasell Industries N.V. — Class A	256	16,202
Ecolab, Inc.	178	14,271
Newmont Mining Corp.	338	14,159
International Paper Co.	301	14,021
PPG Industries, Inc.	97	12,992
Air Products & Chemicals, Inc.	142	12,371
Mosaic Co.	189	11,266
Nucor Corp.	216	9,968
Sherwin-Williams Co.	59	9,965
CF Industries Holdings, Inc.	43	8,186
Eastman Chemical Co.	105	7,336
Sigma-Aldrich Corp.	81	6,292
Alcoa, Inc.	725	6,177
FMC Corp.	94	5,361
Ball Corp.	102	4,853
Airgas, Inc.	47	4,661
Vulcan Materials Co.	86	4,446
MeadWestvaco Corp.	120	4,355
International Flavors & Fragrances, Inc.	56	4,294
Sealed Air Corp.	133	3,207
Owens-Illinois, Inc.*	108	2,878
Bemis Company, Inc.	66	2,664
Allegheny Technologies, Inc.	73	2,315
United States Steel Corp.	98	1,911
Cliffs Natural Resources, Inc.	99	1,882
Total Materials		325,459
Telecommunication Services - 1.2%
AT&T, Inc.	3,744	137,367
Verizon Communications, Inc.	1,949	95,793
CenturyLink, Inc.	427	15,001
Crown Castle International Corp.*	205	14,276
Sprint Nextel Corp.*	2,053	12,749
Windstream Corp.	403	3,204
Frontier Communications Corp.	679	2,702
MetroPCS Communications, Inc.*	215	2,344
Total Telecommunication Services		283,436
Total Common Stocks
(Cost $5,256,601)		9,517,122

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 52.7%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[3]	$5,549,432	5,549,432
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	2,142,738	2,142,738
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	2,142,738	2,142,738
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	2,142,738	2,142,738
Total Repurchase Agreements
(Cost $11,977,646)		11,977,646

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	$341	341
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	269	269
Total Securities Lending Collateral
(Cost $610)		610
Total Investments - 94.5%
(Cost $17,234,857)		$21,495,378
Other Assets & Liabilities, net - 5.5%		1,247,709
Total Net Assets - 100.0%		$22,743,087

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,122,500)	40	$30,396

	Units
EQUITY INDEX SWAP AGREEMENTS††, 5
Barclays Bank plc April 2013 S&P 500 Index Swap, Terminating 04/30/13 (Notional Value $14,617,653)	9,315	$58,595
Goldman Sachs International April 2013 S&P 500 Index Swap, Terminating 04/29/13 (Notional Value $12,733,993)	8,115	45,179
Credit Suisse Capital, LLC April 2013 S&P 500 Index Swap, Terminating 04/30/13 (Notional Value $5,503,476)	3,507	22,349
(Total Notional Value $32,855,122)		$126,123

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 28, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc —  Public Limited Company

REIT —  Real Estate Investment Trust

S&P 500 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer Discretionary - 29.4%
Netflix, Inc.*	3,540	$670,511
Comcast Corp. — Class A	13,900	583,939
Newell Rubbermaid, Inc.	22,220	579,942
Scripps Networks Interactive, Inc. — Class A	8,150	524,371
TripAdvisor, Inc.*	9,870	518,372
PVH Corp.	4,670	498,803
DR Horton, Inc.	19,070	463,401
Delphi Automotive plc	10,210	453,324
The Gap, Inc.	12,150	430,109
Priceline.com, Inc.*	607	417,574
Amazon.com, Inc.*	1,389	370,155
Time Warner, Inc.	6,040	348,024
Discovery Communications, Inc. — Class A*	4,106	323,306
BorgWarner, Inc.*	4,070	314,774
Urban Outfitters, Inc.*	7,890	305,659
Wyndham Worldwide Corp.	4,580	295,318
DIRECTV*	5,004	283,276
Home Depot, Inc.	3,930	274,235
CBS Corp. — Class B	5,720	267,067
Lennar Corp. — Class A	6,350	263,398
TJX Companies, Inc.	5,626	263,016
Time Warner Cable, Inc.	2,730	262,244
Lowe's Companies, Inc.	6,850	259,752
News Corp. — Class A	7,930	242,024
AutoZone, Inc.*	569	225,762
PetSmart, Inc.	3,410	211,761
Ross Stores, Inc.	3,480	210,958
Wynn Resorts Ltd.	1,658	207,515
Fossil, Inc.*	1,950	188,370
Leggett & Platt, Inc.	5,190	175,318
L Brands, Inc.	3,580	159,883
PulteGroup, Inc.*	7,370	149,169
Total Consumer Discretionary		10,741,330
Information Technology - 16.6%
Seagate Technology plc	19,550	714,748
eBay, Inc.*	8,080	438,098
Visa, Inc. — Class A	2,499	424,430
Apple, Inc.	898	397,482
Teradyne, Inc.*	22,880	371,114
Yahoo!, Inc.*	15,670	368,715
Salesforce.com, Inc.*	2,031	363,204
Applied Materials, Inc.	24,130	325,272
Google, Inc. — Class A*	387	307,290
Amphenol Corp. — Class A	3,762	280,833
Intel Corp.	12,540	273,999
Adobe Systems, Inc.*	6,110	265,846
Broadcom Corp. — Class A	7,603	263,596
QUALCOMM, Inc.	3,820	255,749
KLA-Tencor Corp.	4,710	248,405
LSI Corp.*	32,290	218,926
Cognizant Technology Solutions Corp. — Class A*	2,603	199,416
Mastercard, Inc. — Class A	340	183,984
Akamai Technologies, Inc.*	4,176	147,371
Total Information Technology		6,048,478
Health Care - 16.0%
Life Technologies Corp.*	9,293	600,606
Gilead Sciences, Inc.*	11,882	581,386
Mylan, Inc.*	18,060	522,656
Celgene Corp.*	4,486	519,972
Agilent Technologies, Inc.	11,580	486,013
Eli Lilly & Co.	8,500	482,715
Alexion Pharmaceuticals, Inc.*	4,460	410,944
Amgen, Inc.	3,257	333,875
Actavis, Inc.*	3,535	325,609
Intuitive Surgical, Inc.*	563	276,540
AbbVie, Inc.	6,710	273,634
PerkinElmer, Inc.	7,390	248,600
DaVita HealthCare Partners, Inc.*	2,000	237,180
Biogen Idec, Inc.*	1,194	230,335
Cerner Corp.*	1,760	166,760
Edwards Lifesciences Corp.*	1,480	121,597
Total Health Care		5,818,422
Financials - 14.8%
SLM Corp.	46,190	945,971
Discover Financial Services	13,240	593,682
Bank of America Corp.	48,560	591,461
Huntington Bancshares, Inc.	74,370	549,594
Zions Bancorporation	18,190	454,568
Franklin Resources, Inc.	2,520	380,041
Ameriprise Financial, Inc.	4,910	361,622
U.S. Bancorp	9,370	317,924
Moody's Corp.	5,540	295,393
American Tower Corp. — Class A	3,156	242,760
Health Care REIT, Inc.	3,220	218,670
American Express Co.	3,190	215,197
T. Rowe Price Group, Inc.	2,870	214,877
Total Financials		5,381,760
Industrials - 8.6%
Southwest Airlines Co.	56,570	762,563
PACCAR, Inc.	8,120	410,546
Boeing Co.	4,780	410,363
Quanta Services, Inc.*	10,060	287,515
Snap-on, Inc.	2,670	220,809
Cummins, Inc.	1,860	215,407
Cintas Corp.	4,360	192,407
Illinois Tool Works, Inc.	2,750	167,585
Stericycle, Inc.*	1,543	163,836
Masco Corp.	7,770	157,343
Equifax, Inc.	2,540	146,279
Total Industrials		3,134,653
Energy - 6.0%
Tesoro Corp.	15,140	886,447
Denbury Resources, Inc.*	34,130	636,524
EOG Resources, Inc.	2,150	275,351
Noble Energy, Inc.	1,830	211,658
Pioneer Natural Resources Co.	1,396	173,453
Total Energy		2,183,433
Materials - 5.5%
Eastman Chemical Co.	5,830	407,342
Sherwin-Williams Co.	2,290	386,758
CF Industries Holdings, Inc.	1,544	293,931
Mosaic Co.	3,460	206,251
PPG Industries, Inc.	1,480	198,231

S&P 500 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Materials - 5.5% (continued)
Ball Corp.	4,160	$197,933
Ecolab, Inc.	2,399	192,352
FMC Corp.	2,408	137,328
Total Materials		2,020,126
Consumer Staples - 1.8%
Constellation Brands, Inc. — Class A*	5,690	271,072
Monster Beverage Corp.*	4,540	216,739
Dr Pepper Snapple Group, Inc.	3,670	172,307
Total Consumer Staples		660,118
Telecommunication Services - 0.9%
Crown Castle International Corp.*	4,700	327,308
Total Common Stocks
(Cost $28,119,984)		36,315,628
	Face Amount
REPURCHASE AGREEMENT††,1 - 1.2%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$429,544	429,544
Total Repurchase Agreement
(Cost $429,544)		429,544
Total Investments - 100.8%
(Cost $28,549,528)		$36,745,172
Other Assets & Liabilities, net - (0.8)%		(285,591)
Total Net Assets - 100.0%		$36,459,581

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

plc —  Public Limited Company

REIT —  Real Estate Investment Trust

S&P 500 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.7%
Financials - 32.9%
Genworth Financial, Inc. — Class A*	129,277	$1,292,769
Assurant, Inc.	22,789	1,025,733
Hartford Financial Services Group, Inc.	30,520	787,416
Unum Group	25,082	708,567
MetLife, Inc.	17,822	677,592
Lincoln National Corp.	20,588	671,375
American International Group, Inc.*	15,195	589,870
Allstate Corp.	11,220	550,565
Principal Financial Group, Inc.	15,216	517,800
Leucadia National Corp.	18,310	502,243
NASDAQ OMX Group, Inc.	15,504	500,780
Legg Mason, Inc.	14,369	461,963
Citigroup, Inc.	9,984	441,692
SunTrust Banks, Inc.	15,290	440,504
NYSE Euronext	11,372	439,414
XL Group plc — Class A	13,398	405,959
E*TRADE Financial Corp.*	36,770	393,806
JPMorgan Chase & Co.	8,205	389,409
Goldman Sachs Group, Inc.	2,617	385,092
Loews Corp.	7,910	348,594
PNC Financial Services Group, Inc.	5,193	345,335
Travelers Companies, Inc.	3,950	332,551
Morgan Stanley	14,591	320,710
Capital One Financial Corp.	5,412	297,389
ACE Ltd.	3,304	293,957
Fifth Third Bancorp	16,928	276,096
CME Group, Inc. — Class A	4,360	267,660
State Street Corp.	4,450	262,951
People's United Financial, Inc.	19,390	260,602
Torchmark Corp.	4,201	251,220
BB&T Corp.	6,754	212,008
Chubb Corp.	2,060	180,312
Aflac, Inc.	3,350	174,267
Berkshire Hathaway, Inc. — Class B*	1,660	172,972
Wells Fargo & Co.	4,480	165,715
Total Financials		15,344,888
Energy - 13.4%
Valero Energy Corp.	19,927	906,478
Hess Corp.	11,656	834,686
Phillips 66	10,880	761,274
ConocoPhillips	9,580	575,757
Nabors Industries Ltd.	34,660	562,185
Murphy Oil Corp.	7,950	506,654
Newfield Exploration Co.*	14,680	329,125
Baker Hughes, Inc.	5,950	276,140
Peabody Energy Corp.	11,630	245,975
Chevron Corp.	1,800	213,876
Apache Corp.	2,710	209,104
Rowan Companies plc — Class A*	5,600	198,016
Marathon Oil Corp.	5,705	192,373
WPX Energy, Inc.*	10,800	173,016
Devon Energy Corp.	2,690	151,770
Ensco plc — Class A	2,280	136,800
Total Energy		6,273,229
Health Care - 10.9%
WellPoint, Inc.	14,520	961,660
Humana, Inc.	9,850	680,734
Tenet Healthcare Corp.*	11,072	526,806
Aetna, Inc.	9,800	500,976
Cardinal Health, Inc.	11,078	461,066
McKesson Corp.	4,156	448,682
AmerisourceBergen Corp. — Class A	8,334	428,784
Coventry Health Care, Inc.	9,114	428,631
Cigna Corp.	5,802	361,871
UnitedHealth Group, Inc.	5,040	288,338
Total Health Care		5,087,548
Consumer Staples - 10.1%
Safeway, Inc.	33,516	883,147
Archer-Daniels-Midland Co.	24,494	826,183
Tyson Foods, Inc. — Class A	32,739	812,581
Kroger Co.	12,972	429,892
Walgreen Co.	8,970	427,690
CVS Caremark Corp.	5,867	322,626
Dean Foods Co.*	15,789	286,254
Molson Coors Brewing Co. — Class B	5,550	271,562
Mondelez International, Inc. — Class A	8,460	258,961
Sysco Corp.	5,136	180,633
Total Consumer Staples		4,699,529
Consumer Discretionary - 8.5%
Staples, Inc.	36,523	490,504
Ford Motor Co.	37,188	489,022
Johnson Controls, Inc.	10,772	377,774
Washington Post Co. — Class B	823	367,881
Goodyear Tire & Rubber Co.*	26,622	335,703
Whirlpool Corp.	2,821	334,176
Best Buy Company, Inc.	13,156	291,405
Kohl's Corp.	6,220	286,929
Harman International Industries, Inc.	5,890	262,871
JC Penney Company, Inc.[1]	16,315	246,520
Apollo Group, Inc. — Class A*	10,800	187,812
Target Corp.	2,360	161,542
Macy's, Inc.	3,710	155,226
Total Consumer Discretionary		3,987,365
Information Technology - 7.7%
Xerox Corp.	104,732	900,695
Dell, Inc.	53,829	771,370
Western Digital Corp.	11,607	583,600
Jabil Circuit, Inc.	28,476	526,236
SAIC, Inc.	34,105	462,123
Corning, Inc.	25,084	334,370
Total Information Technology		3,578,394
Industrials - 7.0%
Ryder System, Inc.	8,013	478,777
Jacobs Engineering Group, Inc.*	7,835	440,640
L-3 Communications Holdings, Inc.	5,373	434,784
Fluor Corp.	6,200	411,246
Northrop Grumman Corp.	4,005	280,951
Pitney Bowes, Inc.[1]	16,130	239,692
Textron, Inc.	8,030	239,374
General Dynamics Corp.	3,220	227,042

S&P 500 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Industrials - 7.0% (continued)
FedEx Corp.	1,870	$183,634
Avery Dennison Corp.	4,000	172,280
Raytheon Co.	2,580	151,678
Total Industrials		3,260,098
Materials - 4.5%
Alcoa, Inc.	65,237	555,819
United States Steel Corp.[1]	23,830	464,686
Allegheny Technologies, Inc.	13,700	434,427
Cliffs Natural Resources, Inc.	18,120	344,461
LyondellBasell Industries N.V. — Class A	2,670	168,984
Dow Chemical Co.	4,670	148,693
Total Materials		2,117,070
Utilities - 4.4%
NRG Energy, Inc.	19,270	510,462
Pepco Holdings, Inc.	13,997	299,536
Ameren Corp.	7,790	272,806
Exelon Corp.	6,040	208,259
Entergy Corp.	2,700	170,748
Integrys Energy Group, Inc.	2,753	160,114
Public Service Enterprise Group, Inc.	4,340	149,036
PPL Corp.	4,600	144,026
FirstEnergy Corp.	3,230	136,306
Total Utilities		2,051,293
Telecommunication Services - 0.3%
Frontier Communications Corp.[1]	37,415	148,912
Total Common Stocks
(Cost $38,867,981)		46,548,326

	Face Amount
REPURCHASE AGREEMENT††,2 - 1.3%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$621,788	621,788
Total Repurchase Agreement
(Cost $621,788)		621,788
SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	190,417	190,417
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	149,794	149,794
Total Securities Lending Collateral
(Cost $340,211)		340,211
Total Investments - 101.7%
(Cost $39,829,980)		$47,510,325
Other Assets & Liabilities, net - (1.7)%		(788,946)
Total Net Assets - 100.0%		$46,721,379

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

plc —  Public Limited Company

S&P SmallCap 600 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 100.5%
Information Technology - 31.6%
3D Systems Corp.*,1	12,091	$389,831
Blucora, Inc.*	23,551	364,570
Ixia*	13,710	296,684
Cirrus Logic, Inc.*	12,971	295,091
Ultratech, Inc.*	7,400	292,521
Cymer, Inc.*	2,676	257,163
OpenTable, Inc.*	3,991	251,354
Dice Holdings, Inc.*	24,628	249,483
Perficient, Inc.*	21,223	247,460
Measurement Specialties, Inc.*	6,111	243,034
Cognex Corp.	5,685	239,622
Advanced Energy Industries, Inc.*	12,670	231,861
XO Group, Inc.*	23,176	231,760
Kulicke & Soffa Industries, Inc.*	20,017	231,397
Sourcefire, Inc.*	3,832	226,969
Dealertrack Technologies, Inc.*	6,980	205,072
Rudolph Technologies, Inc.*	16,165	190,424
NETGEAR, Inc.*	5,635	188,829
Electronics for Imaging, Inc.*	5,850	148,356
MAXIMUS, Inc.	1,853	148,184
Interactive Intelligence Group, Inc.*	3,277	145,335
Littelfuse, Inc.	2,127	144,317
Manhattan Associates, Inc.*	1,746	129,710
FEI Co.	1,990	128,455
Entropic Communications, Inc.*	30,305	123,341
Monolithic Power Systems, Inc.	5,030	122,581
Liquidity Services, Inc.*,1	4,066	121,207
ExlService Holdings, Inc.*	3,670	120,670
Veeco Instruments, Inc.*	3,147	120,625
Tyler Technologies, Inc.*	1,966	120,437
Websense, Inc.*	7,010	105,150
Procera Networks, Inc.*	8,140	96,785
Microsemi Corp.*	3,960	91,753
VASCO Data Security International, Inc.*	9,950	83,978
NIC, Inc.	4,240	81,238
Stamps.com, Inc.*	3,116	77,807
Nanometrics, Inc.*	5,190	74,892
iGATE Corp.*	3,920	73,735
LivePerson, Inc.*	5,299	71,960
Arris Group, Inc.*	3,465	59,494
NetScout Systems, Inc.*	2,366	58,133
Total Information Technology		7,081,268
Financials - 20.8%
HFF, Inc. — Class A	18,900	376,677
Sabra Health Care REIT, Inc.	12,900	374,230
PrivateBancorp, Inc. — Class A	15,360	290,457
PacWest Bancorp	8,970	261,116
Oritani Financial Corp.	16,140	250,009
Virtus Investment Partners, Inc.*	1,320	245,890
First Commonwealth Financial Corp.	32,450	242,076
BBCN Bancorp, Inc.	16,483	215,268
Texas Capital Bancshares, Inc.*	5,303	214,506
Home BancShares, Inc.	5,680	213,966
Pinnacle Financial Partners, Inc.*	9,000	210,240
ViewPoint Financial Group, Inc.	10,000	201,100
National Penn Bancshares, Inc.	17,743	189,673
Portfolio Recovery Associates, Inc.*	1,480	187,842
FNB Corp.	12,749	154,263
Bank of the Ozarks, Inc.	3,070	136,155
First Cash Financial Services, Inc.*	2,315	135,057
Encore Capital Group, Inc.*	4,320	130,032
Wilshire Bancorp, Inc.*	18,920	128,278
Geo Group, Inc.	3,170	119,255
Universal Health Realty Income Trust	1,910	110,226
MarketAxess Holdings, Inc.	2,610	97,353
Boston Private Financial Holdings, Inc.	8,990	88,821
eHealth, Inc.*	4,598	82,212
Total Financials		4,654,702
Consumer Discretionary - 15.4%
Winnebago Industries, Inc.*	17,680	364,915
Tuesday Morning Corp.*	39,877	309,446
Arctic Cat, Inc.*	5,767	252,018
Drew Industries, Inc.	6,596	239,500
Multimedia Games Holding Company, Inc.*	9,060	189,082
Dorman Products, Inc.	4,850	180,469
Lumber Liquidators Holdings, Inc.*	2,570	180,465
Sturm Ruger & Company, Inc.	3,432	174,105
Movado Group, Inc.	4,410	147,823
Steven Madden Ltd.*	3,183	137,315
Coinstar, Inc.*,1	2,276	132,964
iRobot Corp.*	4,197	107,695
M/I Homes, Inc.*	3,860	94,377
Buffalo Wild Wings, Inc.*	1,045	91,469
Pool Corp.	1,850	88,800
Ethan Allen Interiors, Inc.	2,690	88,555
SHFL Entertainment, Inc.*	5,105	84,590
Select Comfort Corp.*	4,252	84,062
Papa John's International, Inc.*	1,281	79,191
Brunswick Corp.	2,266	77,543
Oxford Industries, Inc.	1,400	74,340
Vitamin Shoppe, Inc.*	1,474	72,005
rue21, Inc.*	2,259	66,392
Meritage Homes Corp.*	1,370	64,198
American Public Education, Inc.*	1,521	53,068
Total Consumer Discretionary		3,434,387
Health Care - 13.4%
MWI Veterinary Supply, Inc.*	1,830	242,036
Medicines Co.*	6,719	224,549
Akorn, Inc.*	14,340	198,322
Bio-Reference Labs, Inc.*	6,740	175,105
Luminex Corp.*	10,446	172,568
Greatbatch, Inc.*	5,230	156,220
PAREXEL International Corp.*	3,710	146,582
Analogic Corp.	1,765	139,470
Acorda Therapeutics, Inc.*	4,286	137,281
ViroPharma, Inc.*	5,437	136,795
Cyberonics, Inc.*	2,496	116,838
Cantel Medical Corp.	3,840	115,430
Hanger, Inc.*	3,550	111,932
Air Methods Corp.	2,315	111,676
Cambrex Corp.*	8,700	111,273

S&P SmallCap 600 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 100.5% (continued)
Health Care - 13.4% (continued)
Abaxis, Inc.	2,284	$108,079
Salix Pharmaceuticals Ltd.*	1,935	99,033
HealthStream, Inc.*	3,850	88,319
Spectrum Pharmaceuticals, Inc.[1]	10,905	81,351
Arqule, Inc.*	28,515	73,854
ICU Medical, Inc.*	1,247	73,510
Questcor Pharmaceuticals, Inc.[1]	1,878	61,110
Neogen Corp.*	1,080	53,536
Landauer, Inc.	868	48,938
Total Health Care		2,983,807
Industrials - 7.9%
On Assignment, Inc.*	13,216	334,497
Standex International Corp.	4,935	272,511
Lydall, Inc.*	11,982	183,924
Toro Co.	3,510	161,600
Lindsay Corp.	1,743	153,698
AZZ, Inc.	3,080	148,456
Allegiant Travel Co. — Class A	1,672	148,440
Old Dominion Freight Line, Inc.*	3,657	139,697
Healthcare Services Group, Inc.	3,230	82,785
Quanex Building Products Corp.	4,380	70,518
Franklin Electric Company, Inc.	1,792	60,157
Total Industrials		1,756,283
Materials - 5.0%
PolyOne Corp.	7,850	191,619
SunCoke Energy, Inc.*	9,890	161,504
American Vanguard Corp.	5,110	156,059
Deltic Timber Corp.	1,762	121,085
HB Fuller Co.	2,730	106,688
Quaker Chemical Corp.	1,560	92,071
Headwaters, Inc.*	8,330	90,796
Eagle Materials, Inc.	1,150	76,625
Texas Industries, Inc.*	1,160	73,208
Globe Specialty Metals, Inc.	3,690	51,365
Total Materials		1,121,020
Consumer Staples - 3.8%
Prestige Brands Holdings, Inc.*	10,550	271,029
Darling International, Inc.*	11,981	215,179
Medifast, Inc.*	6,680	153,105
Hain Celestial Group, Inc.*	2,160	131,933
Inter Parfums, Inc.	3,490	85,261
Total Consumer Staples		856,507
Energy - 2.6%
Geospace Technologies Corp.*	3,924	423,478
Gulfport Energy Corp.*	3,240	148,489
Total Energy		571,967
Total Common Stocks
(Cost $18,393,602)		22,459,941
	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$159,989	159,989
Total Repurchase Agreement
(Cost $159,989)		159,989
SECURITIES LENDING COLLATERAL††,3 - 1.7%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	207,073	207,073
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	162,896	162,896
Total Securities Lending Collateral
(Cost $369,969)		369,969
Total Investments - 102.9%
(Cost $18,923,560)		$22,989,899
Other Assets & Liabilities, net - (2.9)%		(650,188)
Total Net Assets - 100.0%		$22,339,711

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

REIT —  Real Estate Investment Trust

S&P SmallCap 600 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 100.1%
Consumer Discretionary - 23.7%
VOXX International Corp. — Class A*	40,800	$436,968
Boyd Gaming Corp.*,1	34,644	286,506
OfficeMax, Inc.	24,245	281,485
Quiksilver, Inc.*	38,861	235,886
Corinthian Colleges, Inc.*,1	108,420	227,682
MarineMax, Inc.*	15,658	212,792
Pep Boys-Manny Moe & Jack*	17,800	209,862
Fred's, Inc. — Class A1	13,508	184,789
Live Nation Entertainment, Inc.*	12,521	154,885
Stein Mart, Inc.	17,716	148,459
Group 1 Automotive, Inc.	2,457	147,592
Perry Ellis International, Inc.	8,108	147,485
Spartan Motors, Inc.	27,769	147,454
American Greetings Corp. — Class A	9,110	146,671
Kirkland's, Inc.*	12,715	145,714
Sonic Automotive, Inc. — Class A	6,554	145,237
Ruby Tuesday, Inc.*	18,065	133,139
Universal Electronics, Inc.*	5,684	132,153
Standard Motor Products, Inc.	4,720	130,838
Lincoln Educational Services Corp.	22,247	130,367
Blyth, Inc.[1]	7,395	128,377
Big 5 Sporting Goods Corp.	7,261	113,344
JAKKS Pacific, Inc.	8,838	92,711
ITT Educational Services, Inc.*,1	6,570	90,535
Red Robin Gourmet Burgers, Inc.*	1,882	85,819
Marcus Corp.	6,425	80,248
Genesco, Inc.*	1,275	76,615
EW Scripps Co. — Class A*	6,094	73,311
Career Education Corp.*	24,639	58,394
Men's Wearhouse, Inc.	1,625	54,308
Biglari Holdings, Inc.*	140	52,247
Monarch Casino & Resort, Inc.*	4,974	48,397
Total Consumer Discretionary		4,740,270
Industrials - 19.5%
Kelly Services, Inc. — Class A	17,721	331,029
SkyWest, Inc.	19,044	305,656
AAR Corp.	16,429	302,129
Arkansas Best Corp.	24,107	281,570
Griffon Corp.	16,299	194,283
United Stationers, Inc.	4,659	180,070
ABM Industries, Inc.	8,053	179,099
CDI Corp.	9,994	171,897
Comfort Systems USA, Inc.	10,586	149,157
Consolidated Graphics, Inc.*	3,670	143,497
EMCOR Group, Inc.	3,102	131,494
Orbital Sciences Corp.*	7,650	127,679
Gibraltar Industries, Inc.*	6,910	126,108
Viad Corp.	4,414	122,091
Universal Forest Products, Inc.	3,049	121,381
TrueBlue, Inc.*	5,690	120,287
Navigant Consulting, Inc.*	8,655	113,727
Atlas Air Worldwide Holdings, Inc.*	2,690	109,644
Heidrick & Struggles International, Inc.	7,220	107,939
Moog, Inc. — Class A*	1,910	87,535
Curtiss-Wright Corp.	2,250	78,075
Astec Industries, Inc.	2,170	75,798
Dycom Industries, Inc.*	3,670	72,262
Korn/Ferry International*	3,600	64,296
Insperity, Inc.	2,039	57,846
Powell Industries, Inc.*	1,042	54,778
Briggs & Stratton Corp.	2,162	53,618
Dolan Co.*	11,178	26,715
Total Industrials		3,889,660
Information Technology - 16.4%
CIBER, Inc.*	70,759	332,567
SYNNEX Corp.*	6,504	240,648
Insight Enterprises, Inc.*	11,117	229,233
Benchmark Electronics, Inc.*	11,555	208,221
CACI International, Inc. — Class A*	3,180	184,027
ScanSource, Inc.*	6,071	171,324
Brooks Automation, Inc.	15,840	161,251
Super Micro Computer, Inc.*	13,826	156,096
Radisys Corp.*	30,887	151,964
Plexus Corp.*	5,795	140,876
Anixter International, Inc.	1,782	124,597
GT Advanced Technologies, Inc.*,1	37,100	122,059
Methode Electronics, Inc.	8,890	114,503
CTS Corp.	10,171	106,185
United Online, Inc.	17,025	102,661
Sykes Enterprises, Inc.*	5,993	95,648
Newport Corp.*	5,630	95,260
QuinStreet, Inc.*	14,615	87,252
Bel Fuse, Inc. — Class B	5,386	84,076
Mercury Systems, Inc.*	10,040	73,995
Digital River, Inc.*	4,960	70,134
Pericom Semiconductor Corp.*	7,421	50,537
Comtech Telecommunications Corp.	1,880	45,646
Rubicon Technology, Inc.*	6,660	43,956
Cohu, Inc.	4,581	42,878
Digi International, Inc.*	4,502	40,203
Total Information Technology		3,275,797
Financials - 12.4%
Tower Group International Ltd.	13,890	256,270
Meadowbrook Insurance Group, Inc.	32,603	229,850
United Fire Group, Inc.	7,548	192,248
Stewart Information Services Corp.	7,406	188,631
Horace Mann Educators Corp.	7,758	161,754
First BanCorp*	24,798	154,491
Cash America International, Inc.	2,550	133,799
Selective Insurance Group, Inc.	5,391	129,438
Calamos Asset Management, Inc. — Class A	9,892	116,429
Infinity Property & Casualty Corp.	2,020	113,524
SWS Group, Inc.*	18,032	109,094
Navigators Group, Inc.*	1,830	107,513
Bank Mutual Corp.	17,055	94,314
Umpqua Holdings Corp.	6,372	84,493
Interactive Brokers Group, Inc. — Class A	5,330	79,470
Safety Insurance Group, Inc.	1,562	76,772
EZCORP, Inc. — Class A*	3,280	69,864

S&P SmallCap 600 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Financials - 12.4% (continued)
Provident Financial Services, Inc.	4,050	$61,844
Stifel Financial Corp.*	1,690	58,592
Old National Bancorp	3,514	48,318
Total Financials		2,466,708
Health Care - 8.2%
Amedisys, Inc.*	22,505	250,257
PharMerica Corp.*	13,352	186,928
Kindred Healthcare, Inc.*	16,765	176,535
Gentiva Health Services, Inc.*	15,228	164,767
Invacare Corp.	11,618	151,615
Almost Family, Inc.	7,147	146,013
Magellan Health Services, Inc.*	1,990	94,664
Cross Country Healthcare, Inc.*	17,327	92,006
LHC Group, Inc.*	4,164	89,484
Molina Healthcare, Inc.*	2,897	89,430
Centene Corp.*	1,920	84,557
Affymetrix, Inc.*	12,669	59,798
Ensign Group, Inc.	1,600	53,440
Total Health Care		1,639,494
Materials - 7.7%
Olympic Steel, Inc.	12,372	295,690
OM Group, Inc.*	9,900	232,452
Materion Corp.	7,903	225,236
AM Castle & Co.*	10,915	191,012
PH Glatfelter Co.	5,920	138,410
A. Schulman, Inc.	3,942	124,410
Zep, Inc.	7,245	108,747
Century Aluminum Co.*	10,499	81,262
Clearwater Paper Corp.*	1,470	77,454
Kaiser Aluminum Corp.	950	61,418
Total Materials		1,536,091
Consumer Staples - 6.1%
Alliance One International, Inc.*	63,889	248,528
Spartan Stores, Inc.	13,343	234,169
Seneca Foods Corp. — Class A*	6,654	219,715
Andersons, Inc.	4,080	218,362
Central Garden and Pet Co. — Class A*	13,263	109,022
Casey's General Stores, Inc.	1,870	109,021
Nash Finch Co.	4,419	86,524
Total Consumer Staples		1,225,341
Energy - 5.0%
Basic Energy Services, Inc.*	16,270	222,411
Pioneer Energy Services Corp.*	20,304	167,508
Matrix Service Co.*	11,100	165,390
Swift Energy Co.*	6,236	92,355
TETRA Technologies, Inc.*	7,864	80,685
Cloud Peak Energy, Inc.*	3,710	69,674
Stone Energy Corp.*	2,680	58,290
SEACOR Holdings, Inc.	780	57,470
Era Group, Inc.*	2,730	57,330
Gulf Island Fabrication, Inc.	1,735	36,539
Total Energy		1,007,652
Telecommunication Services - 0.8%
USA Mobility, Inc.	7,100	94,217
Cbeyond, Inc.*	8,260	61,372
Total Telecommunication Services		155,589
Utilities - 0.3%
Avista Corp.	2,263	62,006
Total Common Stocks
(Cost $16,714,434)		19,998,608
	Face Amount
REPURCHASE AGREEMENT††,2 - 0.9%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$171,260	171,260
Total Repurchase Agreement
(Cost $171,260)		171,260
SECURITIES LENDING COLLATERAL††,3 - 1.6%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	178,154	178,154
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	140,146	140,146
Total Securities Lending Collateral
(Cost $318,300)		318,300
Total Investments - 102.6%
(Cost $17,203,994)		$20,488,168
Other Assets & Liabilities, net - (2.6)%		(523,588)
Total Net Assets - 100.0%		$19,964,580

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

S&P MidCap 400 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 100.4%
Consumer Discretionary - 26.0%
Chico's FAS, Inc.	58,800	$987,839
Williams-Sonoma, Inc.	14,340	738,797
Thor Industries, Inc.	19,290	709,679
LKQ Corp.*	28,622	622,815
Ascena Retail Group, Inc.*	32,550	603,803
Jarden Corp.*	13,885	594,972
Polaris Industries, Inc.	5,789	535,425
Cinemark Holdings, Inc.	15,820	465,741
Under Armour, Inc. — Class A*	9,008	461,209
Foot Locker, Inc.	12,810	438,614
Bob Evans Farms, Inc.	10,032	427,564
Gentex Corp.	21,259	425,393
Cabela's, Inc.*	5,540	336,721
AMC Networks, Inc. — Class A*	5,070	320,323
MDC Holdings, Inc.	8,580	314,457
ANN, Inc.*	10,610	307,902
Service Corporation International	18,290	305,992
Dick's Sporting Goods, Inc.	6,420	303,666
Lamar Advertising Co. — Class A*	6,130	297,979
Hanesbrands, Inc.*	6,170	281,105
Toll Brothers, Inc.*	7,380	252,691
American Eagle Outfitters, Inc.	12,540	234,498
HSN, Inc.	4,093	224,542
Tractor Supply Co.	2,136	222,422
Carter's, Inc.*	3,593	205,771
Total Consumer Discretionary		10,619,920
Information Technology - 23.5%
Semtech Corp.*	30,716	1,087,040
ValueClick, Inc.*	25,050	740,228
Equinix, Inc.*	2,861	618,863
CoreLogic, Inc.*	23,640	611,330
Alliance Data Systems Corp.*	3,554	575,357
WEX, Inc.*	6,090	478,065
Rackspace Hosting, Inc.*	9,340	471,483
NeuStar, Inc. — Class A*	10,063	468,231
Ciena Corp.*	28,810	461,248
CommVault Systems, Inc.*	5,520	452,530
Skyworks Solutions, Inc.*	20,410	449,632
Mentor Graphics Corp.	22,930	413,887
Cree, Inc.*	6,830	373,669
SolarWinds, Inc.*	6,246	369,139
InterDigital, Inc.[1]	7,620	364,465
Trimble Navigation Ltd.*	11,438	342,682
Itron, Inc.*	6,690	310,416
ACI Worldwide, Inc.*	6,140	300,000
Concur Technologies, Inc.*	4,317	296,405
Atmel Corp.*	30,450	211,932
Cadence Design Systems, Inc.*	14,040	195,577
Total Information Technology		9,592,179
Industrials - 15.7%
Terex Corp.*	26,120	899,050
Alaska Air Group, Inc.*	12,587	805,065
Valmont Industries, Inc.	3,356	527,797
Timken Co.	7,920	448,113
Nordson Corp.	6,640	437,908
Copart, Inc.*	12,302	421,713
Lennox International, Inc.	6,470	410,780
J.B. Hunt Transport Services, Inc.	5,480	408,150
Fortune Brands Home & Security, Inc.*	10,820	404,993
Lincoln Electric Holdings, Inc.	7,100	384,678
AMETEK, Inc.	6,482	281,060
Wabtec Corp.	2,606	266,099
Graco, Inc.	4,220	244,887
B/E Aerospace, Inc.*	3,750	226,088
Clean Harbors, Inc.*	3,844	223,298
Total Industrials		6,389,679
Financials - 15.4%
First American Financial Corp.	32,010	818,496
City National Corp.	12,368	728,598
Cathay General Bancorp	33,035	664,664
SVB Financial Group*	9,080	644,135
Washington Federal, Inc.	33,478	585,865
Synovus Financial Corp.	206,350	571,590
Affiliated Managers Group, Inc.*	2,830	434,602
Corrections Corporation of America	9,390	366,868
Signature Bank*	4,356	343,079
Jones Lang LaSalle, Inc.	3,310	329,047
Waddell & Reed Financial, Inc. — Class A	6,560	287,197
Eaton Vance Corp.	6,550	273,987
Extra Space Storage, Inc.	5,590	219,519
Total Financials		6,267,647
Health Care - 8.0%
Vertex Pharmaceuticals, Inc.*	12,360	679,552
Regeneron Pharmaceuticals, Inc.*	3,712	654,797
United Therapeutics Corp.*	10,652	648,387
ResMed, Inc.	10,753	498,509
Cooper Companies, Inc.	2,809	303,035
Thoratec Corp.*	6,535	245,063
Charles River Laboratories International, Inc.*	5,000	221,350
Total Health Care		3,250,693
Materials - 6.2%
Worthington Industries, Inc.	29,967	928,378
Valspar Corp.	7,690	478,702
Louisiana-Pacific Corp.*	17,790	384,264
NewMarket Corp.	1,236	321,805
Packaging Corporation of America	5,080	227,940
Royal Gold, Inc.	2,573	182,760
Total Materials		2,523,849
Energy - 3.4%
HollyFrontier Corp.	18,320	942,564
Northern Oil and Gas, Inc.*	31,555	453,761
Total Energy		1,396,325
Consumer Staples - 1.5%
Ingredion, Inc.	8,498	614,575
Telecommunication Services - 0.7%
tw telecom, Inc. — Class A*	11,050	278,350
Total Common Stocks
(Cost $34,225,620)		40,933,217

S&P MidCap 400 Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 1.2%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$485,884	$485,884
Total Repurchase Agreement
(Cost $485,884)		485,884
SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	57,300	57,300
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	45,075	45,075
Total Securities Lending Collateral
(Cost $102,375)		102,375
Total Investments - 101.9%
(Cost $34,813,879)		$41,521,476
Other Assets & Liabilities, net - (1.9)%		(760,983)
Total Net Assets - 100.0%		$40,760,493

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

S&P MidCap 400 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 100.0%
Industrials - 23.5%
JetBlue Airways Corp.*	133,984	$924,490
URS Corp.	17,738	840,958
Manpower, Inc.	12,599	714,615
General Cable Corp.*	18,850	690,476
Oshkosh Corp.*	14,730	625,877
AECOM Technology Corp.*	16,002	524,866
Con-way, Inc.	14,560	512,658
Huntington Ingalls Industries, Inc.	9,270	494,368
Alliant Techsystems, Inc.	5,670	410,678
UTI Worldwide, Inc.	27,610	399,793
AGCO Corp.	7,050	367,446
Trinity Industries, Inc.	7,550	342,242
RR Donnelley & Sons Co.[1]	27,400	330,170
Exelis, Inc.	29,630	322,671
FTI Consulting, Inc.*	7,180	270,399
Brink's Co.	8,862	250,440
KBR, Inc.	6,441	206,627
Esterline Technologies Corp.*	2,520	190,764
Granite Construction, Inc.	5,610	178,622
SPX Corp.	2,050	161,868
Total Industrials		8,760,028
Financials - 21.0%
Hanover Insurance Group, Inc.	17,324	860,657
Reinsurance Group of America, Inc. — Class A	12,076	720,575
StanCorp Financial Group, Inc.	15,231	651,278
Protective Life Corp.	18,113	648,445
American Financial Group, Inc.	10,814	512,368
Aspen Insurance Holdings Ltd.	13,280	512,342
Old Republic International Corp.	36,379	462,377
Kemper Corp.	12,878	419,952
Everest Re Group Ltd.	3,013	391,268
First Niagara Financial Group, Inc.	35,174	311,642
Associated Banc-Corp.	19,760	300,154
Astoria Financial Corp.	28,776	283,731
International Bancshares Corp.	11,826	245,981
BancorpSouth, Inc.	15,043	245,201
HCC Insurance Holdings, Inc.	5,046	212,083
Mercury General Corp.	5,370	203,684
FirstMerit Corp.	12,080	199,682
WR Berkley Corp.	4,285	190,125
Apollo Investment Corp.	20,415	170,669
New York Community Bancorp, Inc.[1]	9,860	141,491
Janus Capital Group, Inc.	14,310	134,514
Total Financials		7,818,219
Information Technology - 15.0%
Ingram Micro, Inc. — Class A*	46,483	914,786
Avnet, Inc.*	19,990	723,638
ManTech International Corp. — Class A	25,360	681,423
Tech Data Corp.*	14,651	668,232
Arrow Electronics, Inc.*	15,828	642,933
Vishay Intertechnology, Inc.*	38,500	523,985
Monster Worldwide, Inc.*	85,790	434,955
Lexmark International, Inc. — Class A	14,960	394,944
Convergys Corp.	10,040	170,981
QLogic Corp.*	13,300	154,280
Intersil Corp. — Class A	17,470	152,164
Diebold, Inc.	4,290	130,073
Total Information Technology		5,592,394
Health Care - 11.4%
Community Health Systems, Inc.	20,485	970,785
LifePoint Hospitals, Inc.*	13,738	665,743
Health Management Associates, Inc. — Class A*	44,320	570,398
WellCare Health Plans, Inc.*	9,190	532,653
Health Net, Inc.*	18,031	516,047
Owens & Minor, Inc.	14,298	465,543
Universal Health Services, Inc. — Class B	4,600	293,802
Omnicare, Inc.	6,507	264,965
Total Health Care		4,279,936
Materials - 8.2%
Commercial Metals Co.	39,407	624,602
Steel Dynamics, Inc.	27,990	444,201
Reliance Steel & Aluminum Co.	5,710	406,381
Domtar Corp.	4,770	370,247
Rock Tenn Co. — Class A	3,630	336,828
Greif, Inc. — Class A	6,100	327,082
Minerals Technologies, Inc.	5,400	224,154
Cabot Corp.	4,927	168,503
Olin Corp.	6,320	159,390
Total Materials		3,061,388
Consumer Discretionary - 7.8%
Big Lots, Inc.*	11,950	421,477
Scholastic Corp.	15,542	414,194
Barnes & Noble, Inc.*,1	20,997	345,401
WMS Industries, Inc.*	11,220	282,856
Saks, Inc.*	22,480	257,846
Valassis Communications, Inc.[1]	7,960	237,765
Rent-A-Center, Inc. — Class A	6,000	221,640
DeVry, Inc.	6,830	216,853
Wendy's Co.	36,775	208,514
Regis Corp.	10,192	185,392
Aeropostale, Inc.*	10,260	139,536
Total Consumer Discretionary		2,931,474
Energy - 5.6%
Superior Energy Services, Inc.*	22,180	576,014
World Fuel Services Corp.	10,080	400,378
Alpha Natural Resources, Inc.*	29,050	238,501
Tidewater, Inc.	4,220	213,109
Arch Coal, Inc.	35,700	193,851
Bill Barrett Corp.*	9,210	186,687
Helix Energy Solutions Group, Inc.*	7,510	171,829
Unit Corp.*	2,770	126,174
Total Energy		2,106,543
Consumer Staples - 4.3%
Smithfield Foods, Inc.*	25,203	667,376
Universal Corp.	7,737	433,581
Harris Teeter Supermarkets, Inc.	6,430	274,625
Post Holdings, Inc.*	5,350	229,676
Total Consumer Staples		1,605,258

S&P MidCap 400 Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Utilities - 2.0%
Great Plains Energy, Inc.	10,853	$251,681
UGI Corp.	4,706	180,663
Hawaiian Electric Industries, Inc.	5,810	160,995
Atmos Energy Corp.	3,514	150,013
Total Utilities		743,352
Telecommunication Services - 1.2%
Telephone & Data Systems, Inc.	22,147	466,637
Total Common Stocks
(Cost $32,827,059)		37,365,229

	Face Amount
REPURCHASE AGREEMENT††,2 - 1.3%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$503,817	503,817
Total Repurchase Agreement
(Cost $503,817)		503,817
SECURITIES LENDING COLLATERAL††,3 - 0.5%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	114,305	114,305
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	89,919	89,919
Total Securities Lending Collateral
(Cost $204,224)		204,224
Total Investments - 101.8%
(Cost $33,535,100)		$38,073,270
Other Assets & Liabilities, net - (1.8)%		(667,453)
Total Net Assets - 100.0%		$37,405,818

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

Select Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 2.6%
Financials - 2.6%
Berkshire Hathaway, Inc. — Class B*	8,050	$838,810
Total Common Stocks
(Cost $765,579)		838,810
EXCHANGE TRADED FUNDS† - 95.4%
United States of America - 78.4%
iShares Core S&P 500 ETF	18,500	2,910,605
SPDR S&P MidCap 400 ETF Trust	6,900	1,447,068
SPDR S&P Dividend ETF	20,763	1,370,150
SPDR Barclays Short Term Corporate Bond ETF	41,900	1,288,425
iShares S&P US Preferred Stock Index Fund	28,100	1,138,612
Energy Select Sector SPDR Fund	14,300	1,134,276
iShares High Dividend Equity Fund[1]	17,300	1,130,728
SPDR Dow Jones Industrial Average ETF Trust	7,600	1,105,192
Vanguard Large-Capital ETF	15,200	1,090,448
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund[1]	10,300	1,077,071
Vanguard Total Stock Market ETF	10,360	838,020
SPDR S&P 500 ETF Trust	5,256	822,827
iShares Barclays Credit Bond Fund	6,900	776,733
Powershares QQQ Trust Series 1	11,056	762,532
iShares iBoxx $ High Yield Corporate Bond Fund	6,928	653,657
Vanguard Growth ETF	8,025	622,018
iShares Morningstar Large Value Index Fund	8,300	586,976
iShares Barclays 1-3 Year Treasury Bond Fund	6,650	561,726
iShares Russell Midcap Index Fund[1]	4,163	529,908
Financial Select Sector SPDR Fund	27,900	507,501
Vanguard Small-Capital ETF	5,519	503,057
iShares Russell 1000 Growth Index Fund	6,900	492,108
SPDR S&P Biotech ETF[1]	4,800	479,424
iShares Floating Rate Note Fund	9,400	476,392
iShares Russell 2000 Index Fund[1]	4,100	386,466
RevenueShares Large Capital ETF	12,600	384,451
Vanguard Value ETF	5,457	357,979
iShares Barclays 3-7 Year Treasury Bond Fund	2,700	333,423
Vanguard Extended Market ETF	3,441	234,848
Technology Select Sector SPDR Fund	6,900	208,863
SPDR Barclays High Yield Bond ETF	4,776	196,341
iShares Dow Jones Select Dividend Index Fund	2,688	170,419
iShares Core S&P Mid-Capital ETF	1,400	161,098
SPDR Barclays Short Term High Yield Bond ETF	3,869	119,475
Industrial Select Sector SPDR Fund	2,748	114,674
PowerShares DB Precious Metals Fund*	2,000	107,900
Market Vectors Wide Moat ETF	3,400	79,693
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	858	66,778
PowerShares DB Base Metals Fund*	2,700	47,358
PowerShares KBW Regional Banking Portfolio	1,400	43,484
PowerShares DB Commodity Index Tracking Fund*	1,400	38,234
Total United States of America		25,356,938
International - 8.4%
iShares MSCI EAFE Index Fund	24,700	1,456,806
iShares MSCI ACWI ex US Index Fund	27,678	1,186,279
Vanguard FTSE All-World ex-US ETF	1,400	64,904
Total International		2,707,989
Emerging Markets - 4.2%
iShares Core MSCI Emerging Markets ETF	10,300	522,827
iShares MSCI Emerging Markets Index Fund	11,047	472,591
EGShares Emerging Markets Consumer ETF	13,852	368,325
Total Emerging Markets		1,363,743
Global - 2.3%
PIMCO Enhanced Short Maturity Exchange-Traded Fund	4,800	487,296
iShares S&P Global Energy Sector Index Fund	6,106	243,813
Total Global		731,109
Asian Pacific Region ex Japan - 1.5%
iShares MSCI Pacific ex-Japan Index Fund	9,700	482,090
Canada - 0.6%
iShares MSCI Canada Index Fund	6,921	197,318
Total Exchange Traded Funds
(Cost $27,958,038)		30,839,187
SHORT TERM INVESTMENTS†† - 3.1%
First American Treasury Obligations Fund	1,005,538	1,005,538
Total Short Term Investments
(Cost $1,005,538)		1,005,538

Select Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 5.2%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	$946,299	$946,299
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	744,414	744,414
Total Securities Lending Collateral
(Cost $1,690,713)		1,690,713
Total Investments - 106.3%
(Cost $31,419,868)		$34,374,248
Other Assets & Liabilities, net - (6.3)%		(2,052,354)
Total Net Assets - 100.0%		$32,321,894

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Securities lending collateral — See Note 4.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 31.6%
Federal Home Loan Bank[1]
0.02% due 04/02/13	$700,000	$699,999
Freddie Mac[2]
0.03% due 04/03/13	700,000	699,999
Total Federal Agency Discount Notes
(Cost $1,399,998)		1,399,998
REPURCHASE AGREEMENTS††,3 - 66.8%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[4]	889,903	889,903
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	689,775	689,775
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	689,775	689,775
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	689,775	689,775
Total Repurchase Agreements
(Cost $2,959,228)		2,959,228
Total Investments - 98.4%
(Cost $4,359,226)		$4,359,226
Other Assets & Liabilities, net - 1.6%		70,662
Total Net Assets - 100.0%		$4,429,888

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2013 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $4,573,250)	55	$13,892

Units
CURRENCY INDEX SWAP AGREEMENTS††, 5
Goldman Sachs International May 2013 U.S. Dollar Index Swap, Terminating 05/28/13 (Notional Value $4,247,317)	51,154	$36,598

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as currency index swap collateral at March 28, 2013.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Semiconductors - 16.8%
Intel Corp.	9,035	$197,415
Texas Instruments, Inc.	3,343	118,610
Broadcom Corp. — Class A	2,398	83,139
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,549	78,197
Avago Technologies Ltd.	2,119	76,114
Marvell Technology Group Ltd.	7,121	75,340
ARM Holdings plc ADR	1,737	73,597
Analog Devices, Inc.	1,537	71,455
NXP Semiconductor N.V.*	2,330	70,506
Mellanox Technologies Ltd.*	1,228	68,166
Altera Corp.	1,776	62,995
Micron Technology, Inc.*	6,086	60,738
Xilinx, Inc.	1,544	58,934
Maxim Integrated Products, Inc.	1,766	57,660
Linear Technology Corp.	1,465	56,212
NVIDIA Corp.	4,155	53,267
Microchip Technology, Inc.	1,382	50,802
Cree, Inc.*	890	48,692
Skyworks Solutions, Inc.*	1,752	38,597
LSI Corp.*	5,250	35,595
First Solar, Inc.*	1,066	28,739
Cirrus Logic, Inc.*	990	22,523
Total Semiconductors		1,487,293
Internet Software & Services - 15.5%
Google, Inc. — Class A*	381	302,526
eBay, Inc.*	2,970	161,034
Facebook, Inc. — Class A*	5,620	143,760
Yahoo!, Inc.*	4,181	98,379
Baidu, Inc. ADR*	1,046	91,734
LinkedIn Corp. — Class A*	454	79,931
SINA Corp.*	1,579	76,724
MercadoLibre, Inc.	766	73,965
Yandex N.V. — Class A*	3,060	70,747
Equinix, Inc.*	287	62,081
VeriSign, Inc.*	1,097	51,866
Rackspace Hosting, Inc.*	984	49,672
Akamai Technologies, Inc.*	1,356	47,853
IAC/InterActiveCorp	830	37,084
AOL, Inc.	870	33,486
Total Internet Software & Services		1,380,842
Systems Software - 12.0%
Microsoft Corp.	10,280	294,111
Oracle Corp.	6,759	218,586
VMware, Inc. — Class A*	1,308	103,175
Symantec Corp.*	3,140	77,495
Check Point Software Technologies Ltd.*	1,504	70,673
CA, Inc.	2,513	63,252
Red Hat, Inc.*	1,169	59,105
BMC Software, Inc.*	1,068	49,480
ServiceNow, Inc.*	1,120	40,544
Fortinet, Inc.*	1,510	35,757
MICROS Systems, Inc.*	770	35,043
Sourcefire, Inc.*	430	25,469
Total Systems Software		1,072,690
Data Processing & Outsourced Services - 10.0%
Visa, Inc. — Class A	1,210	205,507
Mastercard, Inc. — Class A	285	154,222
Automatic Data Processing, Inc.	1,623	105,527
Paychex, Inc.	1,941	68,071
Fidelity National Information Services, Inc.	1,651	65,413
Fiserv, Inc.*	739	64,906
Western Union Co.	3,740	56,250
Alliance Data Systems Corp.*	333	53,909
Computer Sciences Corp.	1,049	51,642
Total System Services, Inc.	1,650	40,887
VeriFone Systems, Inc.*	1,380	28,538
Total Data Processing & Outsourced Services		894,872
Communications Equipment - 9.4%
QUALCOMM, Inc.	3,047	203,996
Cisco Systems, Inc.	9,393	196,408
Research In Motion Ltd.*,1	6,642	95,977
Motorola Solutions, Inc.	1,261	80,742
Juniper Networks, Inc.*	2,985	55,342
F5 Networks, Inc.*	550	48,994
Harris Corp.	952	44,116
JDS Uniphase Corp.*	2,330	31,152
Aruba Networks, Inc.*	1,250	30,925
Riverbed Technology, Inc.*	1,970	29,373
Ciena Corp.*	1,446	23,150
Total Communications Equipment		840,175
Computer Hardware - 8.1%
Apple, Inc.	879	389,072
Hewlett-Packard Co.	5,556	132,455
Dell, Inc.	6,634	95,065
NCR Corp.*	1,450	39,962
3D Systems Corp.*	1,060	34,174
Stratasys Ltd.*	430	31,915
Total Computer Hardware		722,643
IT Consulting & Other Services - 7.2%
International Business Machines Corp.	1,347	287,314
Cognizant Technology Solutions Corp. — Class A*	1,178	90,247
Accenture plc — Class A	1,147	87,138
Infosys Ltd. ADR	1,420	76,552
Teradata Corp.*	1,002	58,627
SAIC, Inc.	3,170	42,954
Total IT Consulting & Other Services		642,832
Application Software - 7.0%
Salesforce.com, Inc.*	541	96,748
Adobe Systems, Inc.*	2,076	90,327
Intuit, Inc.	1,270	83,376
SAP AG ADR[1]	867	69,828
Citrix Systems, Inc.*	934	67,397
Autodesk, Inc.*	1,397	57,612
Nuance Communications, Inc.*	2,400	48,432
Synopsys, Inc.*	1,230	44,132
Informatica Corp.*	1,002	34,539

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Application Software - 7.0% (continued)
TIBCO Software, Inc.*	1,555	$31,442
Total Application Software		623,833
Computer Storage & Peripherals - 4.9%
EMC Corp.*	5,342	127,621
Seagate Technology plc	2,370	86,647
SanDisk Corp.*	1,244	68,420
NetApp, Inc.*	1,928	65,860
Western Digital Corp.	1,301	65,414
Fusion-io, Inc.*	1,400	22,918
Total Computer Storage & Peripherals		436,880
Semiconductor Equipment - 3.2%
Applied Materials, Inc.	5,588	75,325
ASML Holding N.V.	1,051	71,479
KLA-Tencor Corp.	1,040	54,850
Lam Research Corp.*	1,165	48,301
Teradyne, Inc.*	2,000	32,440
Total Semiconductor Equipment		282,395
Electronic Manufacturing Services - 1.8%
TE Connectivity Ltd.	1,790	75,054
Trimble Navigation Ltd.*	1,730	51,831
Jabil Circuit, Inc.	1,920	35,482
Total Electronic Manufacturing Services		162,367
Electronic Components - 1.7%
Corning, Inc.	6,371	84,925
Amphenol Corp. — Class A	884	65,991
Total Electronic Components		150,916
Home Entertainment Software - 1.3%
Activision Blizzard, Inc.	5,144	74,948
Electronic Arts, Inc.*	2,331	41,259
Total Home Entertainment Software		116,207
Office Electronics - 0.7%
Xerox Corp.	7,053	60,656
Total Common Stocks
(Cost $4,615,109)		8,874,601
	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$47,840	47,840
Total Repurchase Agreement
(Cost $47,840)		47,840
SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	43,489	43,489
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	34,211	34,211
Total Securities Lending Collateral
(Cost $77,700)		77,700
Total Investments - 101.0%
(Cost $4,740,649)		$9,000,141
Other Assets & Liabilities, net - (1.0)%		(92,086)
Total Net Assets - 100.0%		$8,908,055

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.6%
Communications Equipment - 43.6%
QUALCOMM, Inc.	3,976	$266,193
Cisco Systems, Inc.	12,279	256,754
Research In Motion Ltd.*,1	9,858	142,448
Motorola Solutions, Inc.	1,643	105,201
Juniper Networks, Inc.*	3,898	72,269
F5 Networks, Inc.*	731	65,117
Harris Corp.	1,244	57,647
Palo Alto Networks, Inc.*	863	48,846
JDS Uniphase Corp.*	3,049	40,765
Aruba Networks, Inc.*	1,628	40,277
Brocade Communications Systems, Inc.*	6,760	39,005
Riverbed Technology, Inc.*	2,580	38,468
ViaSat, Inc.*	759	36,766
Acme Packet, Inc.*	1,203	35,152
InterDigital, Inc.	729	34,868
Telefonaktiebolaget LM Ericsson ADR	2,758	34,751
Polycom, Inc.*	3,113	34,492
Plantronics, Inc.	772	34,115
Arris Group, Inc.*	1,981	34,014
Ixia*	1,421	30,750
Ciena Corp.*	1,891	30,275
NETGEAR, Inc.*	819	27,445
ADTRAN, Inc.	1,363	26,783
Finisar Corp.*	1,917	25,285
Total Communications Equipment		1,557,686
Integrated Telecommunication Services - 28.1%
AT&T, Inc.	9,507	348,811
Verizon Communications, Inc.	5,968	293,327
CenturyLink, Inc.	3,316	116,491
Windstream Corp.[1]	6,356	50,530
Telefonica Brasil S.A. ADR	1,414	37,726
BCE, Inc.	784	36,605
Telefonica S.A. ADR	2,218	29,965
China Unicom Hong Kong Ltd. ADR	2,220	29,926
Nippon Telegraph & Telephone Corp. ADR	1,376	29,914
KT Corp. ADR*	1,877	29,488
Total Integrated Telecommunication Services		1,002,783
Wireless Telecommunication Services - 24.3%
Vodafone Group plc ADR	4,463	126,793
Crown Castle International Corp.*	1,585	110,379
Sprint Nextel Corp.*	17,747	110,209

America Movil SAB de CV ADR	5,187	108,720
SBA Communications Corp. — Class A*	1,041	74,973
MetroPCS Communications, Inc.*	4,630	50,467
Mobile Telesystems OJSC ADR	2,136	44,301
China Mobile Ltd. ADR	743	39,476
Telephone & Data Systems, Inc.	1,723	36,304
SK Telecom Company Ltd. ADR	1,848	33,024
Rogers Communications, Inc. — Class B	633	32,321
Tim Participacoes S.A. ADR	1,432	31,332
VimpelCom Ltd. ADR	2,517	29,927
NII Holdings, Inc.*,1	4,749	20,563
Leap Wireless International, Inc.*	2,914	17,163
Total Wireless Telecommunication Services		865,952
Alternative Carriers - 3.6%
Level 3 Communications, Inc.*	2,522	51,171
tw telecom, Inc. — Class A*	1,917	48,289
Cogent Communications Group, Inc.	1,057	27,905
Total Alternative Carriers		127,365
Total Common Stocks
(Cost $2,538,447)		3,553,786

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$25,951	25,951
Total Repurchase Agreement
(Cost $25,951)		25,951
SECURITIES LENDING COLLATERAL††,3 - 2.6%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	52,808	52,808
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	41,542	41,542
Total Securities Lending Collateral
(Cost $94,350)		94,350
Total Investments - 102.9%
(Cost $2,658,748)		$3,674,087
Other Assets & Liabilities, net - (2.9)%		(103,988)
Total Net Assets - 100.0%		$3,570,099

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 100.0%
Railroads - 20.3%
Union Pacific Corp.	4,904	$698,379
CSX Corp.	17,566	432,651
Norfolk Southern Corp.	5,500	423,940
Kansas City Southern	2,702	299,652
Canadian Pacific Railway Ltd.	1,574	205,360
Canadian National Railway Co.	1,952	195,786
Genesee & Wyoming, Inc. — Class A*	2,029	188,920
Total Railroads		2,444,688
Auto Parts & Equipment - 19.1%
Johnson Controls, Inc.	11,876	416,491
Delphi Automotive plc	6,920	307,248
BorgWarner, Inc.*	3,230	249,808
TRW Automotive Holdings Corp.*	3,830	210,650
Lear Corp.	3,523	193,307
Magna International, Inc.	2,510	147,337
Visteon Corp.*	2,519	145,346
Gentex Corp.	7,200	144,072
Autoliv, Inc.	2,070	143,120
Dana Holding Corp.	7,700	137,291
Tenneco, Inc.*	3,390	133,261
American Axle & Manufacturing Holdings, Inc.*	6,450	88,043
Total Auto Parts & Equipment		2,315,974
Automobile Manufacturers - 15.5%
Ford Motor Co.	45,695	600,888
General Motors Co.*	18,790	522,738
Tesla Motors, Inc.*,1	4,900	185,661
Tata Motors Ltd. ADR	6,690	163,303
Toyota Motor Corp. ADR	1,590	163,198
Honda Motor Company Ltd. ADR	3,150	120,519
Thor Industries, Inc.	3,121	114,822
Total Automobile Manufacturers		1,871,129
Air Freight & Logistics - 14.9%
United Parcel Service, Inc. — Class B	8,987	771,983
FedEx Corp.	4,572	448,970
CH Robinson Worldwide, Inc.	4,452	264,716
Expeditors International of Washington, Inc.	6,260	223,545
Atlas Air Worldwide Holdings, Inc.*	2,070	84,373
Total Air Freight & Logistics		1,793,587
Airlines - 12.3%
Delta Air Lines, Inc.*	19,582	323,298
United Continental Holdings, Inc.*	8,777	280,952
Southwest Airlines Co.	20,497	276,300
Alaska Air Group, Inc.*	2,932	187,531

Copa Holdings S.A. — Class A	1,276	152,622
US Airways Group, Inc.*,1	8,463	143,617
JetBlue Airways Corp.*	17,270	119,163
Total Airlines		1,483,483
Trucking - 10.7%
Hertz Global Holdings, Inc.*	11,682	260,042
J.B. Hunt Transport Services, Inc.	3,390	252,487
Old Dominion Freight Line, Inc.*	4,057	154,977
Ryder System, Inc.	2,456	146,746
Landstar System, Inc.	2,446	139,642
Swift Transportation Co. — Class A*	8,400	119,112
Con-way, Inc.	3,239	114,045
Werner Enterprises, Inc.	4,630	111,768
Total Trucking		1,298,819
Motorcycle Manufacturers - 2.4%
Harley-Davidson, Inc.	5,480	292,084
Tires & Rubber - 2.1%
Goodyear Tire & Rubber Co.*	11,442	144,284
Cooper Tire & Rubber Co.	4,140	106,232
Total Tires & Rubber		250,516
Marine - 1.5%
Kirby Corp.*	2,305	177,024
Diversified Commercial & Professional Services - 1.2%
Avis Budget Group, Inc.*	5,287	147,137
Total Common Stocks
(Cost $8,708,721)		12,074,441

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$76,780	76,780
Total Repurchase Agreement
(Cost $76,780)		76,780
SECURITIES LENDING COLLATERAL††,3 - 0.8%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	57,168	57,168
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	44,972	44,972
Total Securities Lending Collateral
(Cost $102,140)		102,140
Total Investments - 101.4%
(Cost $8,887,641)		$12,253,361
Other Assets & Liabilities, net - (1.4)%		(164,871)
Total Net Assets - 100.0%		$12,088,490

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[2]	Repurchase Agreement — See Note 3.
[3]	Securities lending collateral — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES† - 37.2%
Fannie Mae[1]
0.16% due 05/08/13	$10,000,000	$9,998,355
0.15% due 09/03/13	5,000,000	4,996,771
Total Fannie Mae		14,995,126
Farmer Mac[2]
0.08% due 07/03/13	10,000,000	9,997,933
Freddie Mac[1]
0.11% due 06/11/13	10,000,000	9,997,436
Federal Farm Credit Bank[2]
0.03% due 04/05/13	5,000,000	4,999,956
Total Federal Agency Discount Notes
(Cost $39,990,451)		39,990,451
FEDERAL AGENCY NOTES†† - 9.3%
Federal Home Loan Bank[2]
0.16% due 05/28/13	5,000,000	5,000,000

0.13% due 06/28/13	5,000,000	4,999,560
Total Federal Home Loan Bank		9,999,560
Total Federal Agency Notes
(Cost $9,999,560)		9,999,560
REPURCHASE AGREEMENTS††,3 - 42.0%
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	11,300,959	11,300,959
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	11,300,959	11,300,959
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	11,300,958	11,300,958
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	11,300,958	11,300,958
Total Repurchase Agreements
(Cost $45,203,834)		45,203,834
Total Investments - 88.5%
(Cost $95,193,845)		$95,193,845
Other Assets & Liabilities, net - 11.5%		12,407,223
Total Net Assets - 100.0%		$107,601,068

†	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 65.9%
Consumer Discretionary - 19.0%
Tempur-Pedic International, Inc.*,1	5,551	$275,496
Regal Entertainment Group — Class A1	16,051	267,571
Cablevision Systems Corp. — Class A1	17,711	264,957
HomeAway, Inc.*,1	8,123	263,998
Leggett & Platt, Inc.[1]	7,795	263,315
Cinemark Holdings, Inc.[1]	8,928	262,840
Thomson Reuters Corp.[1]	8,046	261,334
Newell Rubbermaid, Inc.[1]	9,911	258,677
NVR, Inc.*,1	237	255,985
TripAdvisor, Inc.*,1	4,844	254,407
Madison Square Garden Co. — Class A*,1	4,410	254,016
Tupperware Brands Corp.[1]	3,080	251,759
Whirlpool Corp.[1]	2,123	251,491
Harman International Industries, Inc.[1]	5,609	250,330
Liberty Media Corp.*	2,242	250,274
Morningstar, Inc.[1]	3,579	250,244
Jarden Corp.*,1	5,839	250,201
John Wiley & Sons, Inc. — Class A1	6,418	250,045
DR Horton, Inc.[1]	10,244	248,929
Mohawk Industries, Inc.*,1	2,190	247,733
Lennar Corp. — Class A1	5,897	244,608
Liberty Interactive Corp. — Class A*,1	11,438	244,544
Washington Post Co. — Class B1	546	244,062
Liberty Ventures*,1	3,223	243,594
Toll Brothers, Inc.*,1	7,044	241,187
Clear Channel Outdoor Holdings, Inc. — Class A*,1	31,772	237,972
DreamWorks Animation SKG, Inc. — Class A*,1	12,026	228,013
Time Warner Cable, Inc.[1]	2,200	211,332
DIRECTV*,1	1,900	107,559
Expedia, Inc.[1]	1,091	65,471
DISH Network Corp. — Class A1	1,117	42,334
Total Consumer Discretionary		7,244,278
Industrials - 12.2%
Engility Holdings, Inc.*,1	12,846	308,047
Southwest Airlines Co.[1]	20,133	271,393
Copa Holdings S.A. — Class A1	2,236	267,448
URS Corp.[1]	5,503	260,897
Armstrong World Industries, Inc.[1]	4,643	259,496
Fortune Brands Home & Security, Inc.*,1	6,874	257,294
United Continental Holdings, Inc.*,1	7,907	253,103
Masco Corp.[1]	12,445	252,011
Lennox International, Inc.[1]	3,959	251,357
Delta Air Lines, Inc.*,1	15,192	250,820
Harsco Corp.[1]	10,063	249,261
Landstar System, Inc.[1]	4,366	249,255
Owens Corning*,1	6,161	242,928
Matson, Inc.[1]	9,793	240,908
Toro Co.[1]	5,200	239,408
Con-way, Inc.[1]	6,746	237,527
CNH Global N.V.[1]	5,700	235,524
Towers Watson & Co. — Class A1	3,325	230,489
Navistar International Corp.*,1	3,396	117,400
Total Industrials		4,674,566
Health Care - 11.8%
Biogen Idec, Inc.*,1	1,466	282,806
Community Health Systems, Inc.[1]	5,807	275,193
LifePoint Hospitals, Inc.*,1	5,458	264,495
Health Net, Inc.*,1	8,986	257,179
Vertex Pharmaceuticals, Inc.*,1	4,653	255,822
VCA Antech, Inc.*,1	10,875	255,454
Patterson Companies, Inc.[1]	6,708	255,172
BioMarin Pharmaceutical, Inc.*,1	4,066	253,149
Myriad Genetics, Inc.*,1	9,885	251,079
Incyte Corporation Ltd.*,1,2	10,475	245,220
Agilent Technologies, Inc.[1]	5,790	243,006
United Therapeutics Corp.*,1	3,956	240,802
Medivation, Inc.*,1	5,094	238,246
Brookdale Senior Living, Inc. — Class A*,1	8,194	228,449
Onyx Pharmaceuticals, Inc.*,1	2,458	218,418
Ariad Pharmaceuticals, Inc.*,1	11,665	211,020
Alexion Pharmaceuticals, Inc.*,1	1,954	180,042
Amgen, Inc.[1]	1,298	133,058
Health Management Associates, Inc. — Class A*,1	6,196	79,743
Covance, Inc.*,1	941	69,935
Omnicare, Inc.[1]	1,028	41,860
AmerisourceBergen Corp. — Class A1	300	15,435
Total Health Care		4,495,583
Financials - 10.4%
Forest City Enterprises, Inc. — Class A*,1	14,873	264,293
American National Insurance Co.[1]	3,010	261,479
Kemper Corp.[1]	7,918	258,206
SEI Investments Co.[1]	8,547	246,581
St. Joe Co.*,1	11,568	245,820
Northern Trust Corp.[1]	4,500	245,520
LPL Financial Holdings, Inc.[1]	7,600	245,024
Raymond James Financial, Inc.[1]	5,300	244,330
Ares Capital Corp.[1]	13,479	243,970
Janus Capital Group, Inc.[1]	25,938	243,817
Lazard Ltd. — Class A1	6,700	228,671
StanCorp Financial Group, Inc.[1]	5,186	221,753
Mercury General Corp.[1]	5,215	197,805
E*TRADE Financial Corp.*,1	18,200	194,922
Hanover Insurance Group, Inc.[1]	3,528	175,271
Interactive Brokers Group, Inc. — Class A1	10,850	161,774
Alexander & Baldwin, Inc.*,1	3,259	116,509
Bank of New York Mellon Corp.[1]	3,404	95,278
Howard Hughes Corp.*,1	957	80,206
Total Financials		3,971,229

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 65.9% (continued)
Information Technology - 4.9%
IAC/InterActiveCorp[1]	5,673	$253,470
Yahoo!, Inc.*,1	10,751	252,971
eBay, Inc.*,1	4,649	252,069
VeriSign, Inc.*,1	5,283	249,780
Equinix, Inc.*,1	1,107	239,455
Akamai Technologies, Inc.*,1	6,603	233,020
Rackspace Hosting, Inc.*,1	3,854	194,550
AOL, Inc.[1]	2,100	80,829
Avnet, Inc.*,1	1,900	68,780
Zebra Technologies Corp. — Class A*,1	745	35,112
Total Information Technology		1,860,036
Utilities - 3.3%
Aqua America, Inc.[1]	8,270	260,009
Atmos Energy Corp.[1]	6,051	258,318
UGI Corp.[1]	6,719	257,942
American Water Works Company, Inc.[1]	6,162	255,353
AGL Resources, Inc.[1]	6,063	254,343
Total Utilities		1,285,965
Materials - 3.3%
Sonoco Products Co.[1]	7,429	259,941
Greif, Inc. — Class A1	4,686	251,263
RPM International, Inc.[1]	7,339	231,766
Scotts Miracle-Gro Co. — Class A1	5,336	230,729
Intrepid Potash, Inc.[1]	8,751	164,169
Ashland, Inc.[1]	1,763	130,991
Cabot Corp.[1]	122	4,172
Total Materials		1,273,031
Consumer Staples - 1.0%
Smithfield Foods, Inc.*,1	9,600	254,208
Bunge Ltd.[1]	1,200	88,596
Flowers Foods, Inc.[1]	1,400	46,116
Total Consumer Staples		388,920
Total Common Stocks
(Cost $22,518,754)		25,193,608

	Face Amount
REPURCHASE AGREEMENT††,3 - 35.3%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$13,444,476	13,444,476
Total Repurchase Agreement
(Cost $13,444,476)		13,444,476
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
RBS Securities, Inc. issued 03/28/13 at 0.18% due 04/01/13	604	604
HSBC Securities, Inc. issued 03/28/13 at 0.17% due 04/01/13	476	476
Total Securities Lending Collateral
(Cost $1,080)		1,080
Total Long Investments - 101.2%
(Cost $35,964,310)		$38,639,164

	Shares
COMMON STOCKS SOLD SHORT† - (25.2)%
Industrials - (0.2)%
FedEx Corp.	855	(83,961)
Financials - (0.3)%
AvalonBay Communities, Inc.	922	(116,790)
Telecommunication Services - (0.5)%
Crown Castle International Corp.*	1,141	(79,459)
MetroPCS Communications, Inc.*	10,570	(115,213)
Total Telecommunication Services		(194,672)
Utilities - (0.6)%
Duke Energy Corp.	1,643	(119,265)
Exelon Corp.	3,555	(122,577)
Total Utilities		(241,842)
Consumer Staples - (1.2)%
Herbalife Ltd.	2,751	(103,025)
Estee Lauder Companies, Inc. — Class A	1,734	(111,028)
Avon Products, Inc.	5,781	(119,840)
Nu Skin Enterprises, Inc. — Class A	2,730	(120,666)
Total Consumer Staples		(454,559)
Materials - (3.1)%
Tahoe Resources, Inc.*	2,937	(51,662)
Walter Energy, Inc.	3,609	(102,857)
Allied Nevada Gold Corp.*	6,298	(103,665)
Allegheny Technologies, Inc.	3,479	(110,319)
Nucor Corp.	2,400	(110,760)
Alcoa, Inc.	13,265	(113,018)
Southern Copper Corp.	3,015	(113,274)
Compass Minerals International, Inc.	1,479	(116,692)
Carpenter Technology Corp.	2,378	(117,212)
Royal Gold, Inc.	1,716	(121,887)
Newmont Mining Corp.	2,914	(122,068)
Total Materials		(1,183,414)
Health Care - (3.1)%
Warner Chilcott plc — Class A	3,096	(41,951)
Abbott Laboratories	2,390	(84,415)
Mylan, Inc.*	3,713	(107,454)
Pfizer, Inc.	4,052	(116,941)
Cerner Corp.*	1,238	(117,301)
Eli Lilly & Co.	2,066	(117,328)
Merck & Company, Inc.	2,660	(117,652)

U.S. Long Short Momentum Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (25.2)% (continued)
Health Care - (3.1)% (continued)
Johnson & Johnson	1,463	$(119,278)
Actavis, Inc.*	1,306	(120,296)
Allscripts Healthcare Solutions, Inc.*	9,006	(122,391)
Bristol-Myers Squibb Co.	3,058	(125,959)
Total Health Care		(1,190,966)
Consumer Discretionary - (3.6)%
Michael Kors Holdings Ltd.*	1,963	(111,479)
Big Lots, Inc.*	3,180	(112,159)
Kohl's Corp.	2,448	(112,926)
Family Dollar Stores, Inc.	1,940	(114,557)
Macy's, Inc.	2,738	(114,558)
Apollo Group, Inc. — Class A*	6,730	(117,035)
Target Corp.	1,722	(117,871)
Service Corporation International	7,186	(120,222)
DeVry, Inc.	3,789	(120,300)
Dollar General Corp.*	2,385	(120,633)
Dollar Tree, Inc.*	2,539	(122,964)
H&R Block, Inc.	4,185	(123,122)
Total Consumer Discretionary		(1,407,826)
Energy - (4.1)%
Helmerich & Payne, Inc.	641	(38,909)
Peabody Energy Corp.	3,419	(72,312)
Baker Hughes, Inc.	2,190	(101,638)
Oil States International, Inc.*	1,313	(107,101)
Occidental Petroleum Corp.	1,387	(108,699)
Schlumberger Ltd.	1,466	(109,789)
Halliburton Co.	2,717	(109,794)
Patterson-UTI Energy, Inc.	4,741	(113,025)
Cameron International Corp.*	1,743	(113,644)
Chevron Corp.	964	(114,542)
Marathon Oil Corp.	3,405	(114,817)
Exxon Mobil Corp.	1,281	(115,432)
Diamond Offshore Drilling, Inc.	1,686	(117,278)
National Oilwell Varco, Inc.	1,676	(118,577)
FMC Technologies, Inc.*	2,211	(120,255)
Total Energy		(1,575,812)
Information Technology - (8.5)%
VMware, Inc. — Class A*	189	(14,908)
Advanced Micro Devices, Inc.*	26,582	(67,784)
Teradyne, Inc.*	4,599	(74,596)
Oracle Corp.	3,198	(103,423)
Texas Instruments, Inc.	2,926	(103,814)
Freescale Semiconductor Ltd.*	7,138	(106,285)
Informatica Corp.*	3,110	(107,202)
Zynga, Inc. — Class A*	32,000	(107,520)
F5 Networks, Inc.*	1,212	(107,965)
Riverbed Technology, Inc.*	7,253	(108,142)
Red Hat, Inc.*	2,150	(108,704)
Cisco Systems, Inc.	5,235	(109,464)
Salesforce.com, Inc.*	616	(110,159)
Lam Research Corp.*	2,661	(110,325)
Citrix Systems, Inc.*	1,530	(110,405)
EMC Corp.*	4,701	(112,307)
Marvell Technology Group Ltd.	10,686	(113,058)
Symantec Corp.*	4,645	(114,639)
QUALCOMM, Inc.	1,714	(114,752)
Apple, Inc.	260	(115,084)
Intel Corp.	5,289	(115,565)
Avago Technologies Ltd.	3,239	(116,345)
Microsoft Corp.	4,082	(116,786)
Skyworks Solutions, Inc.*	5,342	(117,684)
Broadcom Corp. — Class A	3,409	(118,190)
Cree, Inc.*	2,178	(119,158)
Western Digital Corp.	2,400	(120,672)
Atmel Corp.*	17,684	(123,081)
Micron Technology, Inc.*	12,417	(123,922)
Hewlett-Packard Co.	5,439	(129,666)
Total Information Technology		(3,221,605)
Total Common Stock Sold Short
(Proceeds $9,059,067)		(9,671,447)
Total Securities Sold Short- (25.2)%
(Proceeds $9,059,067)		$(9,671,447)
Other Assets & Liabilities, net - 24.0%		9,162,382
Total Net Assets - 100.0%		$38,130,099

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at March 28, 2013.
[2]	All or portion of this security is on loan at March 28, 2013 — See Note 4.
[3]	Repurchase Agreement — See Note 3.
[4]	Securities lending collateral — See Note 4.

plc —  Public Limited Company

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Shares	Value
COMMON STOCKS† - 99.1%
Electric Utilities - 46.7%
Duke Energy Corp.	10,684	$775,551
Southern Co.	14,720	690,661
NextEra Energy, Inc.	8,039	624,469
Exelon Corp.	17,196	592,918
American Electric Power Company, Inc.	10,712	520,925
PPL Corp.	14,860	465,267
FirstEnergy Corp.	10,613	447,869
Edison International	8,471	426,261
Xcel Energy, Inc.	13,808	410,098
Northeast Utilities	9,127	396,659
Entergy Corp.	5,634	356,294
OGE Energy Corp.	4,254	297,695
Pinnacle West Capital Corp.	4,665	270,057
Pepco Holdings, Inc.	11,155	238,717
ITC Holdings Corp.	2,626	234,397
N.V. Energy, Inc.	11,492	230,185
Westar Energy, Inc.	6,675	221,477
Great Plains Energy, Inc.	8,692	201,567
Cleco Corp.	3,915	184,122
Hawaiian Electric Industries, Inc.	6,342	175,737
Enersis S.A. ADR	8,810	169,504
Cia Energetica de Minas Gerais ADR	14,289	169,325
IDACORP, Inc.	3,434	165,759
Portland General Electric Co.	5,314	161,174
UNS Energy Corp.	3,159	154,601
UIL Holdings Corp.	3,840	152,026
PNM Resources, Inc.	6,250	145,563
Total Electric Utilities		8,878,878

Multi-Utilities - 33.4%

Dominion Resources, Inc.	10,765	626,307
PG&E Corp.	10,644	473,977
Sempra Energy	5,889	470,767
Consolidated Edison, Inc.	7,513	458,518
Public Service Enterprise Group, Inc.	13,161	451,949
DTE Energy Co.	5,444	372,043
CenterPoint Energy, Inc.	14,899	356,980
Wisconsin Energy Corp.	7,919	339,646
NiSource, Inc.	11,161	327,464
Ameren Corp.	8,930	312,729
CMS Energy Corp.	10,452	292,029
SCANA Corp.	5,504	281,585
Alliant Energy Corp.	5,065	254,162
MDU Resources Group, Inc.	9,302	232,457
Integrys Energy Group, Inc.	3,970	230,895

TECO Energy, Inc.	11,875	211,613
Vectren Corp.	5,176	183,334
National Grid plc ADR	3,130	181,571
Black Hills Corp.	3,379	148,811
Avista Corp.	5,041	138,123
Total Multi-Utilities		6,344,960
Gas Utilities - 10.3%
ONEOK, Inc.	7,160	341,318
National Fuel Gas Co.	3,992	244,910
AGL Resources, Inc.	5,701	239,157
UGI Corp.	5,873	225,464
Questar Corp.	9,210	224,079
Atmos Energy Corp.	4,993	213,151
Piedmont Natural Gas Company, Inc.	5,046	165,912
WGL Holdings, Inc.	3,647	160,833
New Jersey Resources Corp.	3,259	146,166
Total Gas Utilities		1,960,990
Independent Power Producers & Energy Traders - 5.1%
Calpine Corp.*	15,921	327,973
AES Corp.	25,997	326,782
NRG Energy, Inc.	11,775	311,920
Total Independent Power Producers & Energy Traders		966,675
Water Utilities - 3.6%
American Water Works Company, Inc.	7,106	294,473
Aqua America, Inc.	7,228	227,248
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	3,563	170,062
Total Water Utilities		691,783
Total Common Stocks
(Cost $11,646,042)		18,843,286
RIGHTS†† - 0.0%
Enersis S.A.
Expires 06/01/13*,††	4,011	–
Total Rights
(Cost $423)		–

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.2%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13	$44,530	44,530
Total Repurchase Agreement
(Cost $44,530)		44,530
Total Investments - 99.3%
(Cost $11,690,995)		$18,887,816
Other Assets & Liabilities, net - 0.7%		124,644
Total Net Assets - 100.0%		$19,012,460

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR — American Depositary Receipt

plc — Public Limited Company

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 18.4%
Freddie Mac[1]
0.03% due 04/03/13	$300,000	$300,000
Federal Home Loan Bank[2]
0.02% due 04/02/13	100,000	99,999
Farmer Mac[2]
0.09% due 04/23/13	100,000	99,995
Total Federal Agency Discount Notes
(Cost $499,994)		499,994
REPURCHASE AGREEMENTS††,3 - 82.0%
Credit Suisse Group issued 03/28/13 at 0.10% due 04/01/13[4]	626,885	626,885
Mizuho Financial Group, Inc. issued 03/28/13 at 0.11% due 04/01/13	533,909	533,909
Deutsche Bank issued 03/28/13 at 0.10% due 04/01/13	533,909	533,909
HSBC Group issued 03/28/13 at 0.10% due 04/01/13	533,909	533,909
Total Repurchase Agreements
(Cost $2,228,612)		2,228,612
Total Investments - 100.4%
(Cost $2,728,606)		$2,728,606
Other Assets & Liabilities, net - (0.4)%		(10,038)
Total Net Assets - 100.0%		$2,718,568

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2013 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $3,326,000)	40	$(4,108)

Units
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††, 5
Goldman Sachs International May 2013 U.S. Dollar Index Swap, Terminating 05/28/13 (Notional Value $2,149,670)	25,890	$(13,790)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 3.
[4]	All or a portion of this security is pledged as currency index swap collateral at March 28, 2013.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

Non U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.  Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share ("NAV") as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

The value of equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

The value of foreign equity swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ net assets at March 28, 2013:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Nova Fund	$21,475,825	$–	$8,859,531	$86,462	$–	$30,421,818
Inverse S&P 500 Strategy Fund	–	–	12,743,127	–	–	12,743,127
NASDAQ-100® Fund	32,755,229	–	631,026	8,012	–	33,394,267
Inverse NASDAQ-100® Strategy Fund	–	–	5,796,115	–	–	5,796,115
S&P 500 2x Strategy Fund	9,517,122	30,396	11,977,646	126,123	–	21,651,287
NASDAQ-100® 2x Strategy Fund	26,425,884	157,160	8,745,332	121,043	–	35,449,419
Mid-Cap 1.5x Strategy Fund	9,877,870	112,675	7,498,597	86,585	–	17,575,727
Inverse Mid-Cap Strategy Fund	–	8	831,233	–	–	831,241
Russell 2000® 2x Strategy Fund	3,494,807	–	2,597,838	12,285	–	9,104,930
Russell 2000® 1.5x Strategy Fund	7,381,225	9,566	10,732,611	31,577	–	18,154,979
Inverse Russell 2000® Strategy Fund	–	–	1,341,102	–	–	1,341,102
Dow 2x Strategy Fund	27,597,727	21,998	10,127,070	104,322	–	37,851,117
Inverse Dow 2x Strategy Fund	–	–	7,047,230	–	–	7,047,230
S&P 500 Pure Growth Fund	36,315,628	–	429,544	–	–	36,745,172
S&P 500 Pure Value Fund	46,548,326	–	961,999	–	–	47,510,325
S&P MidCap 400 Pure Growth Fund	40,933,217	–	588,259	–	–	41,521,476
S&P MidCap 400 Pure Value Fund	37,365,229	–	708,041	–	–	38,073,270
S&P SmallCap 600 Pure Growth Fund	22,459,941	–	529,958	–	–	22,989,899
S&P SmallCap 600 Pure Value Fund	19,998,608	–	489,560	–	–	20,488,168
Europe 1.25x Strategy Fund	5,179,482	–	1,721,045	5,129	–	6,905,656
Japan 2x Strategy Fund	–	1,096,759	8,099,519	–	–	9,196,278
Strengthening Dollar 2x Strategy Fund	–	13,892	4,359,226	36,598	–	4,409,716
Weakening Dollar 2x Strategy Fund	–	–	2,728,606	–	–	2,728,606
Real Estate Fund	24,848,486	–	255,925	–	–	25,104,411
Government Long Bond 1.2x Strategy Fund	18,499,622	48,274	18,739,496	–	–	37,287,392
Inverse Government Long Bond Strategy Fund	–	14,198	40,981,684	–	–	40,995,882
U.S. Government Money Market Fund	–	–	95,193,845	–	–	95,193,845
All-Asset Conservative Strategy Fund	9,578,152	34,607	1,905,740	5,745	–	11,524,244
All-Asset Moderate Strategy Fund	16,987,795	100,406	3,707,324	9,730	–	20,805,255
All-Asset Aggressive Strategy Fund	3,868,177	31,723	1,363,087	3,176	–	5,266,163
Amerigo Fund	136,227,014	–	16,385,963	–	–	152,612,977
Clermont Fund	74,950,388	–	3,799,507	–	–	78,749,895
Select Allocation Fund	31,677,997	–	2,696,251	–	–	34,374,248
DWA Flexible Allocation Fund	11,575,481	–	1,097,838	–	–	12,673,319
DWA Sector Rotation Fund	15,629,367	–	165,921	–	–	15,795,288
U.S. Long Short Momentum Fund	25,193,608	–	13,445,556	–	–	38,639,164
Global Managed Futures Strategy Fund	–	141,264	8,062,927	102,080	–	8,306,271
Multi-Hedge Strategies Fund	14,522,636	432,175	4,327,944	–	–	19,282,755
Commodities Strategy Fund	–	100,676	6,649,073	–	–	6,749,749
Banking Fund	9,805,248	–	179,818	–	–	9,985,066
Basic Materials Fund	15,766,464	–	187,353	–	–	15,953,817
Biotechnology Fund	24,503,549	–	1,386,233	–	–	25,889,782
Consumer Products Fund	19,789,639	–	226,843	–	–	20,016,482
Electronics Fund	3,061,019	–	23,948	–	–	3,084,967
Energy Fund	24,365,994	–	270,797	–	–	24,636,791
Energy Services Fund	15,923,385	–	366,366	–	–	16,289,751
Financial Services Fund	13,102,731	–	52,421	–	–	13,155,152
Health Care Fund	22,202,337	–	109,950	–	–	22,312,287
Internet Fund	6,271,231	–	222,238	–	–	6,493,469
Leisure Fund	10,362,371	–	135,231	–	–	10,497,602
Precious Metals Fund	43,052,024	–	520,457	–	–	43,572,481
Retailing Fund	7,041,409	–	115,337	–	–	7,156,746
Technology Fund	8,874,601	–	125,540	–	–	9,000,141
Telecommunications Fund	3,553,786	–	120,301	–	–	3,674,087
Transportation Fund	12,074,441	–	178,920	–	–	12,253,361
Utilities Fund	18,843,286	–	44,530	–	–	18,887,816
Liabilities
Inverse S&P 500 Strategy Fund	$–	$47,733	$–	$41,135	$–	$88,868
NASDAQ-100® Fund	–	1,617	–	–	–	1,617
Inverse NASDAQ-100® Strategy Fund	–	2,534	–	20,497	–	23,031
Inverse Mid-Cap Strategy Fund	–	–	–	6,727	–	6,727
Russell 2000® 2x Strategy Fund	–	754	–	–	–	754
Inverse Russell 2000® Strategy Fund	–	496	–	1,997	–	2,493
Inverse Dow 2x Strategy Fund	–	4,006	–	35,672	–	39,678
Europe 1.25x Strategy Fund	–	66,894	–	3,027	–	69,921
Weakening Dollar 2x Strategy Fund	–	4,108	–	13,790	–	17,898

NOTES TO FINANCIAL STATEMENTS (Unaudited)

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Inverse Government Long Bond Strategy Fund	5,977,186	–	–	–	–	5,977,186
All-Asset Conservative Strategy Fund	–	5,684	–	2,801	–	8,485
All-Asset Moderate Strategy Fund	–	19,183	–	2,801	–	21,984
All-Asset Aggressive Strategy Fund	–	4,694	–	2,801	–	7,495
U.S. Long Short Momentum Fund	9,671,447	–	–	–	–	9,671,447
Global Managed Futures Strategy Fund	–	84,235	–	67,203	–	151,438
Multi-Hedge Strategies Fund	9,939,544	418,471	–	–	–	10,358,015

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 28, 2013, there were no transfers between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 28, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Note
0.10%			0.50%
Due 04/01/13	$89,835,786	$89,836,285	07/31/17	$91,601,800	$91,633,962

HSBC Group			U.S. Treasury Bond
0.10%			4.25%
Due 04/01/13	38,314,691	38,315,116	11/15/40	27,844,400	35,339,302
			Freddie Mac
			3.00%
			07/28/14	3,610,000	3,746,231

Deutsche Bank			U.S. Treasury Note
0.10%			2.13%
Due 04/01/13	38,314,691	38,315,116	02/29/16	37,116,500	39,083,159

Mizuho Financial Group, Inc.			U.S. Treasury Bills
0.11%			0.00%
Due 04/01/13	38,314,691	38,315,159	08/22/13 - 09/12/13	39,094,800	39,081,065

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Securities Lending

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of U.S. Government Agencies.

The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

At March 28, 2013 the following Funds participated in securities lending and received cash collateral in the form of repurchase agreements:

Fund	Value of Securities Loaned	Cash Collateral Received
Nova Fund	$11,384	$11,655
NASDAQ-100® Fund	27,983	28,980
Mid-Cap 1.5x Strategy Fund	29,010	29,893
Russell 2000® 1.5x Strategy Fund	67,595	69,875
S&P SmallCap 600 Pure Growth Fund	372,002	369,969	*
S&P MidCap 400 Pure Growth Fund	100,443	102,375
S&P SmallCap 600 Pure Value Fund	302,475	318,300
S&P MidCap 400 Pure Value Fund	192,857	204,224
S&P 500 Pure Value Fund	331,900	340,211
Europe 1.25x Strategy Fund	31,968	32,400
Real Estate Fund	67,791	69,440
U.S. Long Short Momentum Fund	1,054	1,080
Amerigo Fund	12,810,156	13,062,025
Banking Fund	144,564	147,458
Basic Materials Fund	82,933	84,708
Biotechnology Fund	1,204,809	1,244,716
Clermont Fund	3,115,745	3,189,725
Consumer Products Fund	131,075	135,963
DWA Flexible Allocation Fund	928,764	940,500
Energy Fund	236,978	243,450
Energy Services Fund	236,504	242,250
Health Care Fund	107,339	109,950
Internet Fund	170,522	173,480
Leisure Fund	68,047	69,650
NASDAQ-100® 2x Strategy Fund	13,242	13,714
Precious Metals Fund	222,527	229,348
Retailing Fund	67,410	68,201
Russell 2000® 2x Strategy Fund	7,696	7,994
S&P 500 2x Strategy Fund	604	610
Select Allocation Fund	1,654,609	1,690,713
Technology Fund	77,066	77,700
Telecommunications Fund	92,854	94,350
Transportation Fund	99,258	102,140

* Subsequent to March 28, 2013, additional collateral was received.

The following represents a breakdown of the collateral for the joint repurchase agreements at March 28, 2013:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
HSBC Securities (USA), Inc.			Fannie Mae
0.17%			0.00%
Due 04/01/13	$10,350,055	$10,350,251	11/15/17	$2,015,011	$1,925,423
			Fannie Mae
			0.00%
			11/15/19	9,652,671	8,635,762
RBS Securities, Inc.			Federal Home Loan Bank
0.18%			0.375%
Due 04/01/13	13,156,989	13,157,252	10/18/13	1,323,050	1,326,802
			Fannie Mae
			0.50%
			05/27/15	12,037,887	12,097,964

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

	Futures					Swaps
Fund Name	Index Exposure	Liquidity	Hedging	Income	Speculation	Index Exposure	Liquidity
All-Asset Aggressive Strategy Fund	x	x
All-Asset Conservative Strategy Fund	x	x
All-Asset Moderate Strategy Fund	x	x
Commodities Strategy Fund	x	x
Dow 2x Strategy Fund	x	x				x	x
Europe 1.25x Strategy Fund	x	x
Government Long Bond 1.2x Strategy Fund	x	x
Inverse Dow 2x Strategy Fund	x	x				x	x
Inverse Government Long Bond Strategy Fund	x	x
Inverse Mid-Cap Stategy Fund	x	x				x	x
Inverse NASDAQ-100® Strategy Fund	x	x				x	x
Inverse Russell 2000® Strategy Fund	x	x				x	x
Inverse S&P 500 Strategy Fund	x	x				x	x
Japan 2x Strategy Fund	x	x
Global Managed Futures Strategy Fund	x	x
Mid-Cap 1.5x Strategy Fund	x	x				x	x
Multi-Hedge Strategies Fund			x	x	x
NASDAQ-100® Fund	x	x				x	x
NASDAQ-100® 2x Strategy Fund	x	x				x	x
Nova Fund	x	x				x	x
Russell 2000® 1.5x Strategy Fund	x	x				x	x
Russell 2000® 2x Strategy Fund	x	x				x	x
S&P 500 2x Strategy Fund	x	x				x	x
Strengthening Dollor 2x Strategy Fund	x	x				x	x
Weakening Dollar 2x Strategy Fund	x	x				x	x

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Rydex Variable Trust

By (Signature and Title)*     /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date May 21st, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date May 21st, 2013

By (Signature and Title)*     /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President & Treasurer

Date May 21st, 2013

* Print the name and title of each signing officer under his or her signature.